     As filed with the Securities and Exchange Commission on April 14, 2016

                                                            File Nos. 333-200237
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 2                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 607                            [X]


                        (Check Appropriate Box or Boxes)


                    MetLife Investors USA Separate Account A
                           (Exact Name of Registrant)


                         MetLife Insurance Company USA
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2016 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
                        THE PROSPECTUS DATED MAY 1, 2016

This supplements the prospectus dated May 1, 2016 for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.

1. NON-QUALIFIED CONTRACT

The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.

2. PREMIUM TAXES

We will not deduct premium taxes paid by us to Puerto Rico from Purchase Payments, account balances, withdrawals, death benefits or income payments.

3. PUERTO RICO TAX CONSIDERATIONS

While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.

Similar to Section 1035 of the U.S. Internal Revenue Code, the 2011 PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under said contracts may qualify as a non-taxable exchange provided the total amount received is

                                                                 SUPP-PEIVPRT516
reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.

There is no specific guidance under the 2011 PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.

The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under Internal Revenue Code
Section 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the 2011 PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.

The above discussion is based on the assumption that the Non-Qualified Contract is an annuity and endowment contract for purposes of the 2011 PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the 2011 PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non-Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.

The above references to the term "Non-Qualified Contract" shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.

A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income

Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.

The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.

Lump-sum distributions from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate.

In the case of distributions from a qualified retirement plan under the 2011 PR Code in the form of annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.

In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the U.S. Internal Revenue Service has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                 (888) 556-5412

PrimElite IV is a service mark of Primerica, Inc. MetLife Insurance Company USA uses this mark pursuant to a license agreement.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A





                                                                    PRIMELITE IV






                                                                     MAY 1, 2016




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 39 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 38 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these
                                                         Investment Portfolios.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund




AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (formerly QS Legg Mason Variable
         Conservative Growth)

     QS Variable Growth (formerly QS Legg Mason Variable Growth)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


     Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST


     American Funds(R) Growth Portfolio (Class C)


     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)


     T. Rowe Price Large Cap Value Portfolio (Class E)




METROPOLITAN SERIES FUND (CLASS B)


     BlackRock Bond Income Portfolio


     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


     Western Asset Management U.S. Government Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

     Oppenheimer Main Street Small Cap Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Mid Cap Value VCT Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 66 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE






INDEX OF SPECIAL TERMS.....................................   5
HIGHLIGHTS.................................................   5
FEE TABLES AND EXAMPLES....................................   7
1. THE ANNUITY CONTRACT....................................  13
2. PURCHASE................................................  13
     Purchase Payments.....................................  14
     Termination for Low Account Value.....................  14
     Allocation of Purchase Payments.......................  15
     Free Look.............................................  15
     Accumulation Units....................................  16
     Account Value.........................................  16
     Replacement of Contracts..............................  16
     Owning Multiple Contracts.............................  17
3. INVESTMENT OPTIONS......................................  17
     Transfers.............................................  20
     Dollar Cost Averaging Program.........................  23
     Automatic Rebalancing Program.........................  24
     Asset Allocation Models...............................  24
     Voting Rights.........................................  25
     Substitution of Investment Options....................  25
4. EXPENSES................................................  25
     Product Charges.......................................  25
     Account Fee...........................................  26
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge..................  26
     Withdrawal Charge.....................................  28
     Reduction or Elimination of the Withdrawal
       Charge..............................................  29
     Premium and Other Taxes...............................  30
     Transfer Fee..........................................  30
     Income Taxes..........................................  30
     Investment Portfolio Expenses.........................  30
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)....................................  30
     Annuity Date..........................................  30
     Annuity Payments......................................  31
     Annuity Options.......................................  31
     Variable Annuity Payments.............................  33
     Fixed Annuity Payments................................  33
6. ACCESS TO YOUR MONEY....................................  33
     Systematic Withdrawal Program.........................  35
     Suspension of Payments or Transfers...................  35
7. LIVING BENEFITS.........................................  35
     Guaranteed Withdrawal Benefits........................  35
     Description of the Lifetime Withdrawal Guarantee......  37
     Description of GWB I..................................  43
8. PERFORMANCE.............................................  46


9. DEATH BENEFIT...........................................  46
     Upon Your Death.......................................  46
     Standard Death Benefit -- Principal Protection........  47
     Optional Death Benefit -- Annual Step-Up..............  48
     Additional Death Benefit -- Earnings Preservation
       Benefit.............................................  48
     General Death Benefit Provisions......................  49
     Spousal Continuation..................................  49
     Death of the Annuitant................................  50
     Controlled Payout.....................................  50
10. FEDERAL INCOME TAX STATUS..............................  50
     Non-Qualified Contracts...............................  50
     Qualified Contracts...................................  54
11. OTHER INFORMATION......................................  60
     MetLife USA...........................................  60
     The Separate Account..................................  61
     Distributor...........................................  62
     Selling Firms.........................................  62
     Requests and Elections................................  64
     Ownership.............................................  65
     Legal Proceedings.....................................  66
     Financial Statements..................................  66
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.....................................  66
APPENDIX A................................................. A-1
     Condensed Financial Information....................... A-1
APPENDIX B................................................. B-1
     Participating Investment Portfolios................... B-1
APPENDIX C................................................. C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................... C-1
APPENDIX D................................................. D-1
     Guaranteed Withdrawal Benefit Examples................ D-1
APPENDIX E................................................. E-1
     Death Benefit Examples................................ E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 16
Annual Benefit Payment................................................... 39
Annuitant................................................................ 66
Annuity Date............................................................. 30
Annuity Options.......................................................... 31
Annuity Payments......................................................... 30
Annuity Service Center..................................................... 6
Annuity Units............................................................ 31
Beneficiary.............................................................. 65
Business Day............................................................. 15
Contract Year............................................................ 14
Fixed Account............................................................ 13
Free Look................................................................ 15
Good Order............................................................... 64
Guaranteed Principal Adjustment.......................................... 41
Guaranteed Withdrawal Amount............................................. 44
GWB Withdrawal Rate...................................................... 43
Income Phase............................................................. 13
Investment Portfolios.................................................... 17
Joint Owners............................................................. 65
Owner.................................................................... 65
Purchase Payment......................................................... 14
Remaining Guaranteed Withdrawal Amount................................... 37
Separate Account......................................................... 61
Total Guaranteed Withdrawal Amount....................................... 37

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select an optional guaranteed withdrawal benefit (GWB), the Lifetime Withdrawal Guarantee. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
        8 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (maximum) (Notes 3 and 4)           1.20%
Administration Charge                                            0.15%
                                                                 ----
Total Separate Account Annual Expenses (maximum) (Note 3)        1.35%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate Account)
Optional Death Benefit -- Annual Step-Up                         0.15%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses (maximum)
Including Highest Charges for Optional Death Benefits (Note 5)   1.75%

--------------------------------------------------------------------------------






 Note 1. An Account Fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses -- Account Fee.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. The Mortality and Expense Charge may be reduced in certain circumstances. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.) You are required to estimate on the application the total Purchase Payments you intend to make in the first Contract Year. This estimate will determine the Mortality and Expense charge you pay during the first Contract Year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first Contract Year will not lower your Mortality and Expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information.



 ESTIMATED/TOTAL PURCHASE PAYMENTS
      IN FIRST CONTRACT YEAR         MORTALITY AND EXPENSE CHARGE
----------------------------------   -----------------------------
            $0 - 99,999                          1.20%
         $100,000 - 249,999                      1.05%
         $250,000 - 499,999                      0.95%
          $500,000 or more                       0.80%


 Note 4. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Metropolitan Series Fund (see Appendix A -- "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A -- "Discontinued Investment Portfolios").




 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Annual Step-Up
 Charge, and the Additional Death Benefit -- Earnings Preservation Benefit
 Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))
  Lifetime Withdrawal Guarantee                                        1.60%
  (Single Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.40%
  (Single Life version) -- current charge



  Lifetime Withdrawal Guarantee                                        1.80%
  (Joint Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.55%
  (Joint Life version) -- current charge

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(as a percentage of the Guaranteed Withdrawal Amount) (Note 3)
  Guaranteed Withdrawal Benefit I (GWB I)                              0.25%


--------------------------------------------------------------------------------





















 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 3. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES





                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.54%     1.27%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%       0.27%

 Invesco V.I. International Growth Fund      0.71%         0.25%        0.30%

 AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                    0.37%         0.25%        0.01%

 American Funds Global Growth Fund            0.52%         0.25%       0.03%

 American Funds Global Small                 0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth-Income Fund            0.27%         0.25%       0.02%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                      0.55%         0.25%       0.08%

 Mid Cap Portfolio                           0.55%         0.25%        0.08%

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                    0.45%         0.25%        0.01%

 Franklin Mutual Shares VIP Fund              0.69%         0.25%       0.04%

 Franklin Small Cap Value VIP Fund           0.62%         0.25%        0.03%

 Templeton Global Bond VIP Fund               0.46%         0.25%       0.06%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth       0.75%          --         0.05%
  Portfolio

 ClearBridge Variable Appreciation           0.70%          --          0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy       0.75%         0.25%       0.08%
  Portfolio

 ClearBridge Variable Small Cap Growth       0.75%          --          0.07%
  Portfolio

 QS Variable Conservative Growth               --            --         0.14%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.91%         0.01%         0.90%

 Invesco V.I. International Growth Fund     0.01%       1.27%         0.01%         1.26%

 AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                  --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth-Income Fund             --        0.54%           --          0.54%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                       --        0.88%           --          0.88%

 Mid Cap Portfolio                            --        0.88%           --          0.88%

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     --        0.71%           --          0.71%

 Franklin Mutual Shares VIP Fund               --        0.98%           --          0.98%

 Franklin Small Cap Value VIP Fund          0.01%       0.91%         0.01%         0.90%

 Templeton Global Bond VIP Fund                --        0.77%           --          0.77%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        --        0.80%         0.00%         0.80%
  Portfolio

 ClearBridge Variable Appreciation            --        0.74%         0.00%         0.74%
  Portfolio

 ClearBridge Variable Dividend Strategy        --        1.08%         0.00%         1.08%
  Portfolio

 ClearBridge Variable Small Cap Growth        --        0.82%         0.00%         0.82%
  Portfolio

 QS Variable Conservative Growth             0.69%       0.83%         0.00%         0.83%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 QS Variable Growth                             --            --          0.12%

 LEGG MASON PARTNERS
 VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.10%
  Bond Portfolio

 MET INVESTORS SERIES TRUST
 American Funds(R) Growth Portfolio             --           0.55%        0.02%

 BlackRock High Yield Portfolio                 0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio          0.60%         0.25%        0.04%

 Harris Oakmark International Portfolio         0.77%         0.25%       0.06%

 Invesco Comstock Portfolio                    0.56%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.64%         0.25%       0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%        0.02%

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%       0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%        0.14%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.03%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.15%       0.02%

METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                0.32%         0.25%       0.04%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio

 Met/Wellington Core Equity                     0.70%         0.25%       0.02%
  Opportunities Portfolio

 Western Asset Management Strategic            0.59%         0.25%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                       0.47%         0.25%       0.02%
  U.S. Government Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap              0.68%         0.25%       0.12%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            0.65%         0.25%       0.06%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 QS Variable Growth                           0.78%       0.90%         0.00%         0.90%

 LEGG MASON PARTNERS
 VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield       --        0.80%         0.00%         0.80%
  Bond Portfolio

 MET INVESTORS SERIES TRUST
 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 BlackRock High Yield Portfolio                0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio           --        0.89%           --          0.89%

 Harris Oakmark International Portfolio          --        1.08%         0.02%         1.06%

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio               0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 MFS(R) Research International Portfolio         --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio         --        0.74%           --          0.74%

METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                 --        0.61%         0.00%         0.61%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Met/Wellington Core Equity                      --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                        --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap               --        1.05%           --          1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio             --        0.96%           --          0.96%




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS,

YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,312     $2,133      $2,984      $5,294
    minimum       $1,239     $1,919      $2,636      $4,650



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $512      $1,503      $2,534      $5,294
    minimum        $439      $1,289      $2,186      $4,650


CHART 2. Chart 2 below assumes that you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,092     $1,463      $1,851      $2,942
    minimum       $1,019     $1,244      $1,483      $2,202



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $292        $833      $1,401      $2,942
    minimum        $219        $614      $1,033      $2,202


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in

Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial Purchase Payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial Purchase Payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information. (This requirement does not apply to applications in Oregon.)


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other

Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit I rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 38 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other
Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:



     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:



     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:



     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:



     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (formerly QS Legg Mason Variable
         Conservative Growth)

     QS Variable Growth (formerly QS Legg Mason Variable Growth)




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     American Funds(R) Growth Portfolio (Class C)


     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)


     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND (CLASS B)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio


     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


     Western Asset Management U.S. Government Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:



     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.

For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Franklin Small Cap Value VIP Fund

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund

      Loomis Sayles Global Markets Portfolio

      Met/Aberdeen Emerging Markets Equity Portfolio

      MFS(R) Research International Portfolio

      Oppenheimer Main Street Small Cap Fund(R)/VA

      Templeton Global Bond VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION MODELS


We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of Investment Portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying Investment Portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which Investment Portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your Account Value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment
Options -- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.

Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your Account Value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the Investment Portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table. (These reductions do not apply to contracts issued in
                      ----------------------------------------------------
Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.)
------



    Estimated/Total
  Purchase Payments        Mortality and
in First Contract Year     Expense Charge
------------------------   ---------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your Account Value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit         0.15%
       Additional Death Benefit-Earnings
  Preservation Benefit                      0.25%

ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider

(GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase in all states. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary.


The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.


If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") equals zero.


Lifetime Withdrawal Guarantee -- Current Rider Charges


For contracts issued in all states, the current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on rider charges for previously issued contracts.)


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- All States Except Nevada and Oregon


Contracts based on applications received after May 1, 2009 and by July 15,
--------------------------------------------------------------------------
2011: For contracts issued based on applications and necessary information
----
received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Contracts based on applications received on or before May 1, 2009: For
-----------------------------------------------------------------
contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- Nevada


Contracts issued in Nevada based on applications received after May 1, 2009 and
-------------------------------------------------------------------------------
by November 8, 2013: For contracts issued in Nevada based on applications and
-------------------
necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on November 8, 2013, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


Contracts issued in Nevada based on applications received on or before May 1,
-----------------------------------------------------------------------------
2009: For contracts issued in Nevada based on applications and necessary
----
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- Oregon


Contracts issued in Oregon based on applications received on or before November
-------------------------------------------------------------------------------
9, 2012: For contracts issued in Oregon based on applications and necessary
-------
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on November 9, 2012, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit I -- All States


The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") on the applicable contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then

2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED WITHDRAWAL BENEFIT I OR LIFETIME WITHDRAWAL GUARANTEE RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our the Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal

Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:


o  the Lifetime Withdrawal Guarantee


o  the Guaranteed Withdrawal Benefit I (GWB I)


The Lifetime Withdrawal Guarantee is currently available for purchase in all states. The GWB I is not available for purchase. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



If you purchase the Lifetime Withdrawal Guarantee rider, you must elect it at the time you purchase the contract, prior to age 81. The GWB I rider must also have been elected at the time you purchased the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated, except as stated below in the description of each rider.



Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section A of Appendix D.)


THE RIDER GUARANTEES MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE OR THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR GWB I. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE, OR THE GUARANTEED WITHDRAWAL AMOUNT FOR GWB I, UNTIL TERMINATION OF THE RIDER (EXCEPT AS DESCRIBED BELOW FOR THE GWB I RIDER CHARGE WHEN THE BENEFIT BASE EQUALS ZERO).


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT RIDERS

IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB I, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT). THIS REDUCTION MAY BE SIGNIFICANT. (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below. IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THE REMAINING GUARANTEED

WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


COMPOUNDING INCOME AMOUNT. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix D.) The 4% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to the Withdrawal Rate (see "Annual Benefit Payment" below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.


For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge."


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity

Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix D.)


For contracts issued in all states except Oregon, if your contract was issued
-------------------------------------------------
based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status -- Withdrawals," and see "Lifetime Withdrawal Guarantee and Annuitization" at the end of this section of the prospectus.)


PRIOR VERSION OF LIFETIME WITHDRAWAL GUARANTEE. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.


IF YOU TAKE AN EXCESS WITHDRAWAL (A WITHDRAWAL FROM YOUR CONTRACT THAT RESULTS IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT), THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See section A of Appendix D.)


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the

Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                           ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual

Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or

(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value;
(2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF GWB I


The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT

PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the

      Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.

GWB I AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit -- Earnings Preservation Benefit.


If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.

            Benefit Percentage
Issue Age                        Percentage
-----------------------------   -----------
  Ages 69 or younger                 40%
  Ages 70-79                         25%
  Age 80                              0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the income phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the income phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."

ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payments, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the

GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.

INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amount from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE USA


MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



PrimElite IV is a service mark of Primerica, Inc. MetLife Insurance Company USA uses this mark pursuant to a license agreement.


THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see "Expenses -- Product Charges -- Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.



As described in "Expenses -- Product Charges -- Mortality and Expense Charge," the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract

Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.


Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under "Expenses -- Product Charges -- Mortality and Expense Charge," the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.

Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total amount of Purchase Payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 549-5850

     or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

06/01/2007 to 12/31/2007     15.829456         15.052812          137,756.4952
01/01/2008 to 12/31/2008     15.052812         11.436107          209,383.6035
01/01/2009 to 12/31/2009     11.436107         13.764905          281,073.6200
01/01/2010 to 12/31/2010     13.764905         15.153614          376,852.7365
01/01/2011 to 12/31/2011     15.153614         14.697707          483,074.2193
01/01/2012 to 12/31/2012     14.697707         16.230459          575,825.9898
01/01/2013 to 12/31/2013     16.230459         19.918000          618,005.6940
01/01/2014 to 12/31/2014     19.918000         21.288406          616,195.5079
01/01/2015 to 12/31/2015     21.288406         20.378249          613,413.7918
--------------------------   ---------         ---------          ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

06/01/2007 to 12/31/2007     28.124128         28.228762            6,027.9910
01/01/2008 to 12/31/2008     28.228762         16.495535           30,293.9452
01/01/2009 to 12/31/2009     16.495535         21.868456           56,051.6800
01/01/2010 to 12/31/2010     21.868456         24.198796           86,843.2950
01/01/2011 to 12/31/2011     24.198796         22.116999          133,465.1013
01/01/2012 to 12/31/2012     22.116999         25.046491          169,350.5845
01/01/2013 to 12/31/2013     25.046491         29.218895          187,962.6653
01/01/2014 to 12/31/2014     29.218895         28.737751          192,393.7500
01/01/2015 to 12/31/2015     28.737751         27.500425          192,955.4516
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007     15.231408         15.273800            4,511.0496
01/01/2008 to 12/31/2008     15.273800         13.605088           25,464.7597
01/01/2009 to 12/31/2009     13.605088         15.054378           54,215.4300
01/01/2010 to 12/31/2010     15.054378         15.746608           93,490.8090
01/01/2011 to 12/31/2011     15.746608         16.418641          132,875.0530
01/01/2012 to 12/31/2012     16.418641         16.999225          158,808.9239
01/01/2013 to 12/31/2013     16.999225         16.343780          168,870.5706
01/01/2014 to 12/31/2014     16.343780         16.907934          187,947.6611
01/01/2015 to 12/31/2015     16.907934         16.660176          186,064.1850
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007         27.550474         28.250986       83,800.4324
01/01/2008 to 12/31/2008         28.250986         17.102388      117,187.8489
01/01/2009 to 12/31/2009         17.102388         23.915309      131,007.3100
01/01/2010 to 12/31/2010         23.915309         26.261096      140,549.7932
01/01/2011 to 12/31/2011         26.261096         23.513160      160,219.7565
01/01/2012 to 12/31/2012         23.513160         28.315982      159,722.0072
01/01/2013 to 12/31/2013         28.315982         35.943635      156,529.2143
01/01/2014 to 12/31/2014         35.943635         36.137085      146,987.4274
01/01/2015 to 12/31/2015         36.137085         37.973484      138,097.3525
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007         33.923925         34.161290        5,080.5960
01/01/2008 to 12/31/2008         34.161290         15.600850       18,480.4145
01/01/2009 to 12/31/2009         15.600850         24.727275       28,873.6900
01/01/2010 to 12/31/2010         24.727275         29.745035       33,541.8680
01/01/2011 to 12/31/2011         29.745035         23.633842       48,120.7947
01/01/2012 to 12/31/2012         23.633842         27.443086       62,050.5380
01/01/2013 to 12/31/2013         27.443086         34.593253       61,182.6957
01/01/2014 to 12/31/2014         34.593253         34.714639       70,755.0280
01/01/2015 to 12/31/2015         34.714639         34.202960       65,393.1033
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        163.346515        162.437605       34,246.6916
01/01/2008 to 12/31/2008        162.437605         89.425899       51,245.3838
01/01/2009 to 12/31/2009         89.425899        122.507780       71,224.7500
01/01/2010 to 12/31/2010        122.507780        142.872903       78,117.4308
01/01/2011 to 12/31/2011        142.872903        134.394528       84,347.6569
01/01/2012 to 12/31/2012        134.394528        155.677043       92,025.2932
01/01/2013 to 12/31/2013        155.677043        199.026955       88,811.1467
01/01/2014 to 12/31/2014        199.026955        212.215715       82,342.0672
01/01/2015 to 12/31/2015        212.215715        222.835671       72,089.3764
--------------------------      ----------        ----------      ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        115.820347        110.402198       33,266.7373
01/01/2008 to 12/31/2008        110.402198         67.420973       43,093.1787
01/01/2009 to 12/31/2009         67.420973         86.949068       58,719.6100
01/01/2010 to 12/31/2010         86.949068         95.204755       65,717.9514
01/01/2011 to 12/31/2011         95.204755         91.844404       71,887.6124
01/01/2012 to 12/31/2012         91.844404        106.019826       77,506.4487
01/01/2013 to 12/31/2013        106.019826        139.082350       73,709.7824
01/01/2014 to 12/31/2014        139.082350        151.203882       72,323.8733
01/01/2015 to 12/31/2015        151.203882        150.742111       68,381.5331
--------------------------      ----------        ----------      ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013         49.138625         54.112303        4,709.0434
01/01/2014 to 12/31/2014         54.112303         59.370732       16,115.3299
01/01/2015 to 12/31/2015         59.370732         58.583071       27,601.4366
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
VIP CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

06/01/2007 to 12/31/2007        42.740883         45.349008        27,915.1354
01/01/2008 to 12/31/2008        45.349008         25.570354        60,949.0461
01/01/2009 to 12/31/2009        25.570354         34.088192        75,607.4900
01/01/2010 to 12/31/2010        34.088192         39.228206        87,585.0005
01/01/2011 to 12/31/2011        39.228206         37.532473       113,187.1419
01/01/2012 to 12/31/2012        37.532473         42.892338       135,805.9207
01/01/2013 to 12/31/2013        42.892338         55.275976       145,298.7672
01/01/2014 to 12/31/2014        55.275976         60.735536       124,476.9333
01/01/2015 to 12/31/2015        60.735536         60.014770       109,624.7055
--------------------------      ---------         ---------       ------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

06/01/2007 to 12/31/2007        39.488350         39.913655        10,875.8671
01/01/2008 to 12/31/2008        39.913655         23.685111        28,549.5368
01/01/2009 to 12/31/2009        23.685111         32.526324        50,311.2700
01/01/2010 to 12/31/2010        32.526324         41.094769        72,960.5362
01/01/2011 to 12/31/2011        41.094769         36.000387       108,503.5387
01/01/2012 to 12/31/2012        36.000387         40.523918       141,238.9584
01/01/2013 to 12/31/2013        40.523918         54.104996       151,291.1182
01/01/2014 to 12/31/2014        54.104996         56.373165       154,714.3071
01/01/2015 to 12/31/2015        56.373165         54.492867       146,299.0463
--------------------------      ---------         ---------       ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        45.310310         43.292716        36,236.5909
01/01/2008 to 12/31/2008        43.292716         29.923443        38,943.7364
01/01/2009 to 12/31/2009        29.923443         39.871233        47,910.9500
01/01/2010 to 12/31/2010        39.871233         44.145134        53,358.8300
01/01/2011 to 12/31/2011        44.145134         44.415260        58,361.6590
01/01/2012 to 12/31/2012        44.415260         49.162538        66,799.5054
01/01/2013 to 12/31/2013        49.162538         55.044838        70,510.0656
01/01/2014 to 12/31/2014        55.044838         56.586610        72,268.7912
01/01/2015 to 12/31/2015        56.586610         51.682213        70,681.0059
--------------------------      ---------         ---------       ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        25.154258         23.285169        18,976.8043
01/01/2008 to 12/31/2008        23.285169         14.389203        35,203.1099
01/01/2009 to 12/31/2009        14.389203         17.822727        43,332.3000
01/01/2010 to 12/31/2010        17.822727         19.474353        51,807.0952
01/01/2011 to 12/31/2011        19.474353         18.937750        56,808.3885
01/01/2012 to 12/31/2012        18.937750         21.258019        56,028.6023
01/01/2013 to 12/31/2013        21.258019         26.792985        55,149.2207
01/01/2014 to 12/31/2014        26.792985         28.203296        50,667.7934
01/01/2015 to 12/31/2015        28.203296         26.345810        46,950.7968
--------------------------      ---------         ---------       ------------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        10.245337          8.749759         2,509.8093
01/01/2008 to 12/31/2008         8.749759          5.758713        17,051.1709
01/01/2009 to 12/31/2009         5.758713          7.308684        25,868.6700
01/01/2010 to 12/31/2010         7.308684          9.208932        38,035.2151
01/01/2011 to 12/31/2011         9.208932          8.709189        67,694.2444
01/01/2012 to 12/31/2012         8.709189         10.130877       101,733.1793
01/01/2013 to 12/31/2013        10.130877         13.562815       116,182.4686
01/01/2014 to 12/31/2014        13.562815         13.403590       119,780.4683
01/01/2015 to 12/31/2015        13.403590         12.198077       120,947.8307
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        11.836211         12.268908         3,840.8145
01/01/2008 to 12/31/2008        12.268908         12.803735        18,619.5791
01/01/2009 to 12/31/2009        12.803735         14.932217        37,938.3900
01/01/2010 to 12/31/2010        14.932217         16.793342        48,070.6724
01/01/2011 to 12/31/2011        16.793342         16.359004        87,289.6978
01/01/2012 to 12/31/2012        16.359004         18.495458       125,197.8537
01/01/2013 to 12/31/2013        18.495458         18.470688       139,115.9801
01/01/2014 to 12/31/2014        18.470688         18.482954       149,728.4285
01/01/2015 to 12/31/2015        18.482954         17.380407       145,813.6480
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        14.264256         13.426204       125,965.5309
01/01/2008 to 12/31/2008        13.426204          7.861783       167,045.4045
01/01/2009 to 12/31/2009         7.861783         10.395885       180,821.5600
01/01/2010 to 12/31/2010        10.395885         12.770644       178,895.4956
01/01/2011 to 12/31/2011        12.770644         12.859602       188,142.7430
01/01/2012 to 12/31/2012        12.859602         15.001145       204,943.7944
01/01/2013 to 12/31/2013        15.001145         21.784460       211,991.5231
01/01/2014 to 12/31/2014        21.784460         25.772387       219,562.7292
01/01/2015 to 12/31/2015        25.772387         24.885713       231,174.6582
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        32.462380         32.371025        24,367.5102
01/01/2008 to 12/31/2008        32.371025         22.483750        44,991.5418
01/01/2009 to 12/31/2009        22.483750         26.979901        61,372.6200
01/01/2010 to 12/31/2010        26.979901         29.859490        85,920.1573
01/01/2011 to 12/31/2011        29.859490         30.106647       123,135.4835
01/01/2012 to 12/31/2012        30.106647         34.299843       143,688.0657
01/01/2013 to 12/31/2013        34.299843         43.816790       166,163.4726
01/01/2014 to 12/31/2014        43.816790         47.789945       174,541.9151
01/01/2015 to 12/31/2015        47.789945         47.712198       173,371.6415
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY INCOME SUB-ACCOUNT
 (CLASS II))

11/12/2007 to 12/31/2007        14.475180         14.770706         4,628.7963
01/01/2008 to 12/31/2008        14.770706          9.439734        30,077.4997
01/01/2009 to 12/31/2009         9.439734         11.375389        43,588.9600
01/01/2010 to 12/31/2010        11.375389         12.532613        54,235.1590
01/01/2011 to 12/31/2011        12.532613         13.265260        76,865.0190
01/01/2012 to 12/31/2012        13.265260         14.868763       109,215.0192
01/01/2013 to 12/31/2013        14.868763         18.363406       125,932.2480
01/01/2014 to 12/31/2014        18.363406         20.477816       131,739.1391
01/01/2015 to 12/31/2015        20.477816         19.229329       131,516.1815
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        14.488874         14.207315        27,355.7954
01/01/2008 to 12/31/2008        14.207315          8.276779        27,604.9719
01/01/2009 to 12/31/2009         8.276779         11.612105        24,056.9300
01/01/2010 to 12/31/2010        11.612105         14.284403        30,868.4103
01/01/2011 to 12/31/2011        14.284403         14.231728        38,122.4730
01/01/2012 to 12/31/2012        14.231728         16.700297        53,811.9901
01/01/2013 to 12/31/2013        16.700297         24.132118        68,244.3643
01/01/2014 to 12/31/2014        24.132118         24.680531        68,729.9806
01/01/2015 to 12/31/2015        24.680531         23.191186        74,943.1412
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON
VARIABLE LIFESTYLE ALLOCATION 50% SUB-
 ACCOUNT)

05/03/2010 to 12/31/2010        15.523505         16.386410           3,515.5468
01/01/2011 to 12/31/2011        16.386410         16.291515           8,335.2084
01/01/2012 to 12/31/2012        16.291515         18.103692          16,654.2107
01/01/2013 to 12/31/2013        18.103692         20.517583          23,273.6014
01/01/2014 to 12/31/2014        20.517583         21.150985          26,954.1260
01/01/2015 to 12/31/2015        21.150985         20.537660          26,704.5583
--------------------------      ---------         ---------          -----------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION 85% SUB-ACCOUNT)

06/01/2007 to 12/31/2007        15.968262         15.042419          16,363.8165
01/01/2008 to 12/31/2008        15.042419          9.250064          28,415.9346
01/01/2009 to 12/31/2009         9.250064         12.041581          55,010.2700
01/01/2010 to 12/31/2010        12.041581         13.690364          66,297.8202
01/01/2011 to 12/31/2011        13.690364         13.142632          76,002.4387
01/01/2012 to 12/31/2012        13.142632         14.965277          82,707.0630
01/01/2013 to 12/31/2013        14.965277         18.602546          82,785.4151
01/01/2014 to 12/31/2014        18.602546         19.136460          83,601.4661
01/01/2015 to 12/31/2015        19.136460         18.384405          73,473.2487
--------------------------      ---------         ---------          -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        16.848743         15.936923          23,078.2678
01/01/2008 to 12/31/2008        15.936923         10.832668          20,439.2972
01/01/2009 to 12/31/2009        10.832668         16.558771          74,598.8000
01/01/2010 to 12/31/2010        16.558771         18.699503          29,512.2820
01/01/2011 to 12/31/2011        18.699503         18.690509          38,384.7463
01/01/2012 to 12/31/2012        18.690509         21.730494          52,943.4849
01/01/2013 to 12/31/2013        21.730494         22.692381          61,260.1596
01/01/2014 to 12/31/2014        22.692381         22.041717          67,141.7445
01/01/2015 to 12/31/2015        22.041717         20.394505          60,807.3329
--------------------------      ---------         ---------          -----------

MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013        11.320408         12.576555       3,014,569.2270
01/01/2014 to 12/31/2014        12.576555         13.369741       2,791,364.6026
01/01/2015 to 12/31/2015        13.369741         13.990630       2,445,514.7955
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        21.191769         22.743320         981,519.8349
01/01/2013 to 12/31/2013        22.743320         24.434687         830,339.2561
01/01/2014 to 12/31/2014        24.434687         24.802021         596,045.2187
01/01/2015 to 12/31/2015        24.802021         23.385369         586,471.2775
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        17.091830         18.122311         766,114.7711
01/01/2015 to 12/31/2015        18.122311         17.558323         698,274.6675
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

06/01/2007 to 12/31/2007        11.091896          9.584880           5,222.3262
01/01/2008 to 12/31/2008         9.584880          5.206042          11,118.6975
01/01/2009 to 12/31/2009         5.206042          6.706608          16,546.9800
01/01/2010 to 12/31/2010         6.706608          7.726471          23,831.5630
01/01/2011 to 12/31/2011         7.726471          7.081874          40,113.2090
01/01/2012 to 12/31/2012         7.081874          8.896106          48,108.7327
01/01/2013 to 12/31/2013         8.896106          8.954858          58,248.6185
01/01/2014 to 04/25/2014         8.954858          9.407698               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

06/01/2007 to 12/31/2007        31.408190         24.261048          19,996.2851
01/01/2008 to 12/31/2008        24.261048         14.804255          39,348.9062
01/01/2009 to 12/31/2009        14.804255         18.671955          51,647.0800
01/01/2010 to 12/31/2010        18.671955         23.845993          54,604.1581
01/01/2011 to 12/31/2011        23.845993         24.820407          63,365.4400
01/01/2012 to 12/31/2012        24.820407         28.249716          78,666.6341
01/01/2013 to 12/31/2013        28.249716         28.329729          85,582.0124
01/01/2014 to 04/25/2014        28.329729         31.557188               0.0000
--------------------------      ---------         ---------          -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.202138          7.417176       2,092,369.8231
01/01/2012 to 12/31/2012         7.417176          8.636667       1,876,364.4859
01/01/2013 to 12/31/2013         8.636667         12.357081       2,349,066.1444
01/01/2014 to 12/31/2014        12.357081         14.436842       2,617,829.6241
01/01/2015 to 12/31/2015        14.436842         13.613734       2,596,366.5865
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

06/01/2007 to 12/31/2007        11.966408         10.283068         381,548.3832
01/01/2008 to 12/31/2008        10.283068          4.585552         554,297.9649
01/01/2009 to 12/31/2009         4.585552          6.216925         652,519.2600
01/01/2010 to 12/31/2010         6.216925          6.557220         652,925.8722
01/01/2011 to 04/29/2011         6.557220          6.964406               0.0000
--------------------------      ---------         ---------       --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        17.926428         20.670059       2,030,456.0944
01/01/2013 to 12/31/2013        20.670059         26.504545       1,937,964.8981
01/01/2014 to 12/31/2014        26.504545         24.536719       1,902,582.2460
01/01/2015 to 12/31/2015        24.536719         23.020700       1,768,822.4687
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.175756          8.945174         825,956.7100
01/01/2010 to 12/31/2010         8.945174         10.097738         887,283.3967
01/01/2011 to 12/31/2011        10.097738          9.777703         958,064.8916
01/01/2012 to 12/31/2012         9.777703         11.386622       1,057,626.4723
01/01/2013 to 12/31/2013        11.386622         15.149305       1,014,461.6831
01/01/2014 to 12/31/2014        15.149305         16.272764       1,419,527.6653
01/01/2015 to 12/31/2015        16.272764         15.035650       1,501,128.4135
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

06/01/2007 to 12/31/2007        15.238992         14.073615          36,387.4908
01/01/2008 to 12/31/2008        14.073615          9.374292          97,488.9618
01/01/2009 to 12/31/2009         9.374292         11.432514         170,431.7700
01/01/2010 to 12/31/2010        11.432514         12.603970         233,027.6932
01/01/2011 to 12/31/2011        12.603970         12.105625         323,634.2449
01/01/2012 to 12/31/2012        12.105625         13.601178         387,945.1769
01/01/2013 to 12/31/2013        13.601178         17.878498         408,285.2771
01/01/2014 to 04/25/2014        17.878498         17.969948               0.0000
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

06/01/2007 to 12/31/2007        16.419356         14.622328          60,216.7462
01/01/2008 to 12/31/2008        14.622328          9.223715          83,569.9314
01/01/2009 to 05/01/2009         9.223715          8.941191               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        33.284417         35.984283         195,788.3785
01/01/2015 to 12/31/2015        35.984283         32.184148         222,380.3688
--------------------------      ---------         ---------         ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP
 VALUE SUB-ACCOUNT CLASS II))

06/01/2007 to 12/31/2007        11.670200         10.954306           9,132.8760
01/01/2008 to 12/31/2008        10.954306          6.305142          34,180.7065
01/01/2009 to 12/31/2009         6.305142          8.622029          45,294.2200
01/01/2010 to 12/31/2010         8.622029         10.351908          55,954.4267
01/01/2011 to 12/31/2011        10.351908         10.256755         104,325.9335
01/01/2012 to 12/31/2012        10.256755         11.798803         131,565.2581
01/01/2013 to 12/31/2013        11.798803         15.528406         126,642.4040
01/01/2014 to 04/25/2014        15.528406         15.505575               0.0000
--------------------------      ---------         ---------         ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        16.333578         15.686028       1,054,768.7555
01/01/2008 to 12/31/2008        15.686028          9.443675         868,227.7341
01/01/2009 to 12/31/2009         9.443675         12.418277         895,988.1400
01/01/2010 to 12/31/2010        12.418277         15.398109         846,016.4778
01/01/2011 to 12/31/2011        15.398109         14.967924         864,736.8237
01/01/2012 to 12/31/2012        14.967924         17.388169         784,137.3610
01/01/2013 to 12/31/2013        17.388169         23.951394         745,938.6184
01/01/2014 to 12/31/2014        23.951394         25.397771         657,045.6631
01/01/2015 to 12/31/2015        25.397771         24.530441         600,854.5033
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        13.927955         14.272304         804,009.2089
01/01/2013 to 12/31/2013        14.272304         16.426933         684,376.7472
01/01/2014 to 12/31/2014        16.426933         16.701626         574,929.7539
01/01/2015 to 12/31/2015        16.701626         16.613369         499,172.6241
--------------------------      ---------         ---------       --------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        11.682217         14.033128         553,272.4136
01/01/2008 to 12/31/2008        14.033128          6.131668         684,455.5441
01/01/2009 to 12/31/2009         6.131668         10.179606       1,107,585.9100
01/01/2010 to 12/31/2010        10.179606         12.369549       1,467,135.4771
01/01/2011 to 12/31/2011        12.369549          9.881769       1,629,712.7032
01/01/2012 to 12/31/2012         9.881769         11.544206       1,554,775.7798
01/01/2013 to 12/31/2013        11.544206         10.778868       1,596,472.0004
01/01/2014 to 12/31/2014        10.778868          9.901143       1,558,190.3139
01/01/2015 to 12/31/2015         9.901143          8.385404       1,612,334.0163
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        17.223262         17.512947       1,754,022.5344
01/01/2008 to 12/31/2008        17.512947          9.917813       1,735,239.5436
01/01/2009 to 12/31/2009         9.917813         12.822103       1,657,959.1500
01/01/2010 to 12/31/2010        12.822103         14.036777       1,558,754.1578
01/01/2011 to 12/31/2011        14.036777         12.315804       1,451,252.3352
01/01/2012 to 12/31/2012        12.315804         14.122923       1,356,246.8699
01/01/2013 to 12/31/2013        14.122923         16.550500       1,220,678.8154
01/01/2014 to 12/31/2014        16.550500         15.133116       1,100,374.5092
01/01/2015 to 12/31/2015        15.133116         14.606784       1,037,707.0313
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        12.160601         12.778253        18,745.2155
01/01/2008 to 12/31/2008        12.778253          6.685618        47,725.4026
01/01/2009 to 12/31/2009         6.685618         10.332240        63,702.9900
01/01/2010 to 12/31/2010        10.332240         13.410930        85,188.3210
01/01/2011 to 12/31/2011        13.410930         12.266496       129,160.8823
01/01/2012 to 12/31/2012        12.266496         13.171308       198,356.4377
01/01/2013 to 12/31/2013        13.171308         17.993720       235,389.4485
01/01/2014 to 12/31/2014        17.993720         17.860862       242,691.2770
01/01/2015 to 12/31/2015        17.860862         16.669429       256,330.3343
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        20.339570         19.474022         5,272.0906
01/01/2008 to 12/31/2008        19.474022         11.374184        13,012.4459
01/01/2009 to 12/31/2009        11.374184         15.625418        12,817.3300
01/01/2010 to 12/31/2010        15.625418         17.800035        16,240.1497
01/01/2011 to 12/31/2011        17.800035         16.021549        16,308.8165
01/01/2012 to 12/31/2012        16.021549         19.075725        15,336.6101
01/01/2013 to 12/31/2013        19.075725         23.827264        61,282.1456
01/01/2014 to 12/31/2014        23.827264         23.915490        56,568.4848
01/01/2015 to 12/31/2015        23.915490         24.425474        55,591.2867
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

06/01/2007 to 12/31/2007        19.797681         18.618787        16,524.1189
01/01/2008 to 12/31/2008        18.618787         10.551561        25,553.1133
01/01/2009 to 12/31/2009        10.551561         13.593456        30,636.0900
01/01/2010 to 12/31/2010        13.593456         14.345478        31,619.8593
01/01/2011 to 04/29/2011        14.345478         15.986985             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        13.356459         13.950884         2,790.8672
01/01/2011 to 12/31/2011        13.950884         12.763786        34,972.2441
01/01/2012 to 12/31/2012        12.763786         15.327269        44,231.9129
01/01/2013 to 04/26/2013        15.327269         16.276366             0.0000
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)

06/01/2007 to 12/31/2007        20.573499         19.420751        11,427.4762
01/01/2008 to 12/31/2008        19.420751         12.816556        24,226.0713
01/01/2009 to 12/31/2009        12.816556         15.602346        69,915.6100
01/01/2010 to 12/31/2010        15.602346         17.818973       115,528.8044
01/01/2011 to 12/31/2011        17.818973         16.714191       180,610.2703
01/01/2012 to 12/31/2012        16.714191         18.162030       234,704.7727
01/01/2013 to 12/31/2013        18.162030         23.750222       244,324.8219
01/01/2014 to 12/31/2014        23.750222         25.942173       222,772.8550
01/01/2015 to 12/31/2015        25.942173         25.508229       196,063.3466
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013        21.444192         23.399440        73,838.0464
01/01/2014 to 12/31/2014        23.399440         25.507070        71,817.6008
01/01/2015 to 12/31/2015        25.507070         25.001745        88,874.7119
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

06/01/2007 to 12/31/2007        18.693284         19.272788          54,287.9365
01/01/2008 to 12/31/2008        19.272788         16.903303          73,465.0731
01/01/2009 to 12/31/2009        16.903303         22.106133         117,264.0100
01/01/2010 to 12/31/2010        22.106133         24.367609         181,169.3899
01/01/2011 to 12/31/2011        24.367609         24.814938         280,091.2678
01/01/2012 to 12/31/2012        24.814938         27.216721         359,434.8982
01/01/2013 to 12/31/2013        27.216721         27.157692         422,586.7892
01/01/2014 to 12/31/2014        27.157692         27.909798         408,029.1221
01/01/2015 to 12/31/2015        27.909798         27.070266         361,538.3017
--------------------------      ---------         ---------         ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         2.512323          2.534861         158,055.4098
01/01/2014 to 12/31/2014         2.534861          2.600411         506,103.8159
01/01/2015 to 12/31/2015         2.600411          2.514926         785,859.5619
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        41.807187         45.563726          59,098.7180
01/01/2015 to 12/31/2015        45.563726         43.212677          56,818.8177
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

06/01/2007 to 12/31/2007        36.521987         33.846845          28,167.8982
01/01/2008 to 12/31/2008        33.846845         21.092663          42,665.0512
01/01/2009 to 12/31/2009        21.092663         26.811748          49,833.8600
01/01/2010 to 12/31/2010        26.811748         30.721653          50,573.8244
01/01/2011 to 12/31/2011        30.721653         28.319097          56,091.9998
01/01/2012 to 12/31/2012        28.319097         31.993213          62,067.0397
01/01/2013 to 12/31/2013        31.993213         41.550800          59,672.2393
01/01/2014 to 04/25/2014        41.550800         41.747665               0.0000
--------------------------      ---------         ---------         ------------

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        50.998518         52.904726           3,329.1008
01/01/2013 to 12/31/2013        52.904726         51.463050           4,162.4821
01/01/2014 to 12/31/2014        51.463050         54.014074           4,735.7515
01/01/2015 to 12/31/2015        54.014074         53.257892           6,427.5796
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        10.148982         12.768818           5,051.3600
01/01/2010 to 12/31/2010        12.768818         15.034354           4,704.3799
01/01/2011 to 12/31/2011        15.034354         13.452339           4,395.7406
01/01/2012 to 12/31/2012        13.452339         15.117541           4,195.7554
01/01/2013 to 12/31/2013        15.117541         19.938763           4,707.5486
01/01/2014 to 12/31/2014        19.938763         21.336198           4,556.6251
01/01/2015 to 12/31/2015        21.336198         22.282513           3,606.8049
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

06/01/2007 to 12/31/2007        15.737679         15.616502           1,424.1562
01/01/2008 to 12/31/2008        15.616502          8.801294           2,347.6515
01/01/2009 to 05/01/2009         8.801294          8.361042               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         9.778120          9.712238       4,624,974.0332
01/01/2014 to 12/31/2014         9.712238          9.543745       4,196,690.0924
01/01/2015 to 12/31/2015         9.543745          9.378175       4,718,394.5202
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        13.002321         12.852324         156,387.1165
01/01/2011 to 12/31/2011        12.852324         12.629961         192,111.3912
01/01/2012 to 12/31/2012        12.629961         12.409660         161,076.9809
01/01/2013 to 12/31/2013        12.409660         12.194371         140,374.2592
01/01/2014 to 12/31/2014        12.194371         11.982817          88,784.4511
01/01/2015 to 12/31/2015        11.982817         11.774933         117,422.5207
--------------------------      ---------         ---------         ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST - LEGG MASON WESTERN
 ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)

06/01/2007 to 12/31/2007        12.944016         13.171785          90,092.8513
01/01/2008 to 12/31/2008        13.171785         13.279719         125,665.8278
01/01/2009 to 12/31/2009        13.279719         13.078522         147,039.9800
01/01/2010 to 04/30/2010        13.078522         13.004192               0.0000
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        13.888980         13.358605       2,574,947.6990
01/01/2013 to 12/31/2013        13.358605         17.948732       2,333,821.9085
01/01/2014 to 12/31/2014        17.948732         19.179453       2,023,452.4397
01/01/2015 to 12/31/2015        19.179453         20.833099       1,710,224.0089
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

06/01/2007 to 12/31/2007         9.790523         10.090152       3,069,690.3843
01/01/2008 to 12/31/2008        10.090152          5.359740       2,538,996.6980
01/01/2009 to 12/31/2009         5.359740          7.568480       2,330,307.4300
01/01/2010 to 12/31/2010         7.568480          8.136100       2,020,755.9839
01/01/2011 to 12/31/2011         8.136100          7.884860       1,836,098.7767
01/01/2012 to 04/27/2012         7.884860          8.860339               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        15.494184         15.846744         173,390.5817
01/01/2008 to 12/31/2008        15.846744         15.488235         312,325.8107
01/01/2009 to 12/31/2009        15.488235         15.840564         480,995.1100
01/01/2010 to 12/31/2010        15.840564         16.420744         654,029.8508
01/01/2011 to 12/31/2011        16.420744         16.986337         689,015.3491
01/01/2012 to 12/31/2012        16.986337         17.198787         610,046.0423
01/01/2013 to 12/31/2013        17.198787         16.747425         537,936.8763
01/01/2014 to 12/31/2014        16.747425         16.876560         477,768.6113
01/01/2015 to 12/31/2015        16.876560         16.634701         467,028.9623
--------------------------      ---------         ---------       --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

07/13/2007 to 12/31/2007        19.191607         16.579455           7,436.2631
01/01/2008 to 12/31/2008        16.579455         10.099473          34,742.6750
01/01/2009 to 12/31/2009        10.099473         13.584572          62,259.0000
01/01/2010 to 12/31/2010        13.584572         16.426891          82,832.3214
01/01/2011 to 12/31/2011        16.426891         15.757799         103,990.7000
01/01/2012 to 12/31/2012        15.757799         18.218959         107,097.5667
01/01/2013 to 12/31/2013        18.218959         25.175898         101,032.0694
01/01/2014 to 12/31/2014        25.175898         27.622403         101,798.5918
01/01/2015 to 12/31/2015        27.622403         25.489103          96,563.5798
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
PIONEER VARIABLE CONTRACTS TRUST

PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)

06/01/2007 to 12/31/2007     35.476112         32.037982            7,803.4288
01/01/2008 to 12/31/2008     32.037982         20.852721           18,612.1810
01/01/2009 to 12/31/2009     20.852721         25.667474           25,251.4300
01/01/2010 to 12/31/2010     25.667474         29.735535           25,844.7653
01/01/2011 to 12/31/2011     29.735535         27.513838           30,027.3219
01/01/2012 to 12/31/2012     27.513838         29.960773           35,742.1704
01/01/2013 to 12/31/2013     29.960773         39.084043           36,822.8198
01/01/2014 to 12/31/2014     39.084043         44.089781           36,076.7899
01/01/2015 to 12/31/2015     44.089781         40.572077           33,138.7091

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)






                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

06/01/2007 to 12/31/2007     16.355435         15.625792           65,988.9279
01/01/2008 to 12/31/2008     15.625792         11.967209          130,783.2221
01/01/2009 to 12/31/2009     11.967209         14.519840          180,586.1700
01/01/2010 to 12/31/2010     14.519840         16.113025          218,377.5356
01/01/2011 to 12/31/2011     16.113025         15.753544          256,883.3842
01/01/2012 to 12/31/2012     15.753544         17.536875          283,433.0953
01/01/2013 to 12/31/2013     17.536875         21.694021          366,850.0770
01/01/2014 to 12/31/2014     21.694021         23.372879          406,737.0989
01/01/2015 to 12/31/2015     23.372879         22.553390          384,453.3756
--------------------------   ---------         ---------          ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

06/01/2007 to 12/31/2007     31.477582         31.742601           13,712.4816
01/01/2008 to 12/31/2008     31.742601         18.698619           42,098.4123
01/01/2009 to 12/31/2009     18.698619         24.988203           67,998.1600
01/01/2010 to 12/31/2010     24.988203         27.872868           95,365.8994
01/01/2011 to 12/31/2011     27.872868         25.679388          149,191.3973
01/01/2012 to 12/31/2012     25.679388         29.315476          162,028.7299
01/01/2013 to 12/31/2013     29.315476         34.473626          158,861.8740
01/01/2014 to 12/31/2014     34.473626         34.178416          154,793.8517
01/01/2015 to 12/31/2015     34.178416         32.969745          152,312.0124
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007     16.512086         16.635518           16,758.4689
01/01/2008 to 12/31/2008     16.635518         14.937432           48,106.4114
01/01/2009 to 12/31/2009     14.937432         16.661366           48,776.5900
01/01/2010 to 12/31/2010     16.661366         17.567445           40,783.1602
01/01/2011 to 12/31/2011     17.567445         18.463890          117,582.3349
01/01/2012 to 12/31/2012     18.463890         19.271176          148,052.6942
01/01/2013 to 12/31/2013     19.271176         18.676995          118,896.5603
01/01/2014 to 12/31/2014     18.676995         19.476886          114,099.4039
01/01/2015 to 12/31/2015     19.476886         19.345667           94,606.3176
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007     29.867594         30.770331           17,973.6982
01/01/2008 to 12/31/2008     30.770331         18.777920           53,861.5303
01/01/2009 to 12/31/2009     18.777920         26.469174           73,183.8300
01/01/2010 to 12/31/2010     26.469174         29.298701           86,016.7755
01/01/2011 to 12/31/2011     29.298701         26.443373          133,641.5717
01/01/2012 to 12/31/2012     26.443373         32.101744          143,907.5469
01/01/2013 to 12/31/2013     32.101744         41.076324          122,934.5516
01/01/2014 to 12/31/2014     41.076324         41.629196          125,179.3753
01/01/2015 to 12/31/2015     41.629196         44.096132          116,160.8843
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007     36.483473         36.910679            5,405.0664
01/01/2008 to 12/31/2008     36.910679         16.992732           11,578.1888
01/01/2009 to 12/31/2009     16.992732         27.149589           35,291.1800
01/01/2010 to 12/31/2010     27.149589         32.920904           30,855.6317
01/01/2011 to 12/31/2011     32.920904         26.367194           41,318.5961
01/01/2012 to 12/31/2012     26.367194         30.864168           40,231.2954
01/01/2013 to 12/31/2013     30.864168         39.217957           43,084.9549
01/01/2014 to 12/31/2014     39.217957         39.671843           41,261.7406
01/01/2015 to 12/31/2015     39.671843         39.401306           34,987.6912
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        196.853413        196.674453        8,370.4394
01/01/2008 to 12/31/2008        196.674453        109.149026       28,853.2423
01/01/2009 to 12/31/2009        109.149026        150.728252       35,726.6000
01/01/2010 to 12/31/2010        150.728252        177.195243       46,629.9386
01/01/2011 to 12/31/2011        177.195243        168.016565       58,331.9511
01/01/2012 to 12/31/2012        168.016565        196.194402       61,656.4396
01/01/2013 to 12/31/2013        196.194402        252.840465       49,595.1800
01/01/2014 to 12/31/2014        252.840465        271.761060       41,323.5028
01/01/2015 to 12/31/2015        271.761060        287.653376       35,408.0416
--------------------------      ----------        ----------       -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        139.574092        133.667565        4,140.7859
01/01/2008 to 12/31/2008        133.667565         82.288097       11,546.4446
01/01/2009 to 12/31/2009         82.288097        106.974827       17,394.4100
01/01/2010 to 12/31/2010        106.974827        118.072022       18,479.7159
01/01/2011 to 12/31/2011        118.072022        114.817799       33,291.5063
01/01/2012 to 12/31/2012        114.817799        133.608914       30,804.2398
01/01/2013 to 12/31/2013        133.608914        176.682140       30,858.6436
01/01/2014 to 12/31/2014        176.682140        193.623568       27,470.2452
01/01/2015 to 12/31/2015        193.623568        194.583226       25,073.5767
--------------------------      ----------        ----------       -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013          5.703165          6.299850       99,050.2761
01/01/2014 to 12/31/2014          6.299850          6.967567      262,271.8460
01/01/2015 to 12/31/2015          6.967567          6.930371      335,927.7323
--------------------------      ----------        ----------      ------------

VIP CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

06/01/2007 to 12/31/2007         47.206738         50.321706        9,162.3940
01/01/2008 to 12/31/2008         50.321706         28.603529       38,342.9181
01/01/2009 to 12/31/2009         28.603529         38.438102       45,018.9100
01/01/2010 to 12/31/2010         38.438102         44.588947       71,263.6227
01/01/2011 to 12/31/2011         44.588947         43.003573      103,851.8550
01/01/2012 to 12/31/2012         43.003573         49.541477      111,889.7356
01/01/2013 to 12/31/2013         49.541477         64.357327      117,488.4276
01/01/2014 to 12/31/2014         64.357327         71.281856       91,329.4874
01/01/2015 to 12/31/2015         71.281856         71.001878       79,590.1779
--------------------------      ----------        ----------      ------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

06/01/2007 to 12/31/2007         42.242271         42.897097        8,273.1076
01/01/2008 to 12/31/2008         42.897097         25.661103       36,530.1386
01/01/2009 to 12/31/2009         25.661103         35.522872       69,370.3600
01/01/2010 to 12/31/2010         35.522872         45.240738       88,641.1341
01/01/2011 to 12/31/2011         45.240738         39.950387      127,664.5694
01/01/2012 to 12/31/2012         39.950387         45.333338      142,079.3654
01/01/2013 to 12/31/2013         45.333338         61.012044      138,785.3568
01/01/2014 to 12/31/2014         61.012044         64.080558      121,409.1220
01/01/2015 to 12/31/2015         64.080558         62.440954      114,338.7754
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        52.472032         50.370203        23,622.0325
01/01/2008 to 12/31/2008        50.370203         35.096188        39,278.6263
01/01/2009 to 12/31/2009        35.096188         47.138964        48,045.3600
01/01/2010 to 12/31/2010        47.138964         52.610849        60,760.2460
01/01/2011 to 12/31/2011        52.610849         53.357011        77,178.3877
01/01/2012 to 12/31/2012        53.357011         59.536890        97,646.4609
01/01/2013 to 12/31/2013        59.536890         67.195806       110,108.4241
01/01/2014 to 12/31/2014        67.195806         69.632887       107,774.8400
01/01/2015 to 12/31/2015        69.632887         64.108912       107,918.9363
--------------------------      ---------         ---------       ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        27.372813         25.457519        16,666.5815
01/01/2008 to 12/31/2008        25.457519         15.858665        38,586.9723
01/01/2009 to 12/31/2009        15.858665         19.800586        45,777.7000
01/01/2010 to 12/31/2010        19.800586         21.809155        48,474.7767
01/01/2011 to 12/31/2011        21.809155         21.378284        70,212.8335
01/01/2012 to 12/31/2012        21.378284         24.191323        66,404.7638
01/01/2013 to 12/31/2013        24.191323         30.734779        66,230.4870
01/01/2014 to 12/31/2014        30.734779         32.612489        63,910.9981
01/01/2015 to 12/31/2015        32.612489         30.709448        54,208.4537
--------------------------      ---------         ---------       ------------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        10.247799          8.792875        15,551.4205
01/01/2008 to 12/31/2008         8.792875          5.833839        34,822.8144
01/01/2009 to 12/31/2009         5.833839          7.463555        59,242.2900
01/01/2010 to 12/31/2010         7.463555          9.479518        93,191.5812
01/01/2011 to 12/31/2011         9.479518          9.036994       135,611.8886
01/01/2012 to 12/31/2012         9.036994         10.597050       222,541.8105
01/01/2013 to 12/31/2013        10.597050         14.300797       222,797.7314
01/01/2014 to 12/31/2014        14.300797         14.246505       227,225.0138
01/01/2015 to 12/31/2015        14.246505         13.069386       217,304.9681
--------------------------      ---------         ---------       ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

06/01/2007 to 12/31/2007        12.659419         13.183601        10,395.8392
01/01/2008 to 12/31/2008        13.183601         13.869120        70,812.6930
01/01/2009 to 12/31/2009        13.869120         16.304606        57,539.9000
01/01/2010 to 12/31/2010        16.304606         18.483967        95,869.5530
01/01/2011 to 12/31/2011        18.483967         18.150202       193,341.5081
01/01/2012 to 12/31/2012        18.150202         20.686273       263,225.3291
01/01/2013 to 12/31/2013        20.686273         20.824525       287,760.7686
01/01/2014 to 12/31/2014        20.824525         21.005784       271,924.3992
01/01/2015 to 12/31/2015        21.005784         19.911513       256,128.7194
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        16.139666         15.262555        61,467.7298
01/01/2008 to 12/31/2008        15.262555          9.009284        89,394.2570
01/01/2009 to 12/31/2009         9.009284         12.008979        99,776.7200
01/01/2010 to 12/31/2010        12.008979         14.870580       120,566.7696
01/01/2011 to 12/31/2011        14.870580         15.094226       136,901.5127
01/01/2012 to 12/31/2012        15.094226         17.750083       165,773.3722
01/01/2013 to 12/31/2013        17.750083         25.983265       172,550.2475
01/01/2014 to 12/31/2014        25.983265         30.986686       216,490.8118
01/01/2015 to 12/31/2015        30.986686         30.161110       231,875.8921
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        36.356433         36.423778        17,387.6882
01/01/2008 to 12/31/2008        36.423778         25.502878        32,006.3507
01/01/2009 to 12/31/2009        25.502878         30.848624        57,035.5500
01/01/2010 to 12/31/2010        30.848624         34.415155        79,411.2760
01/01/2011 to 12/31/2011        34.415155         34.978147       116,853.0934
01/01/2012 to 12/31/2012        34.978147         40.171533       131,745.8313
01/01/2013 to 12/31/2013        40.171533         51.729615       128,597.5080
01/01/2014 to 12/31/2014        51.729615         56.873468       118,504.5295
01/01/2015 to 12/31/2015        56.873468         57.237087       120,180.2066
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY INCOME SUB-ACCOUNT
 (CLASS II))

11/12/2007 to 12/31/2007        15.079966         15.404383             0.0000
01/01/2008 to 12/31/2008        15.404383          9.924184         8,741.5473
01/01/2009 to 12/31/2009         9.924184         12.055225        16,325.3600
01/01/2010 to 12/31/2010        12.055225         13.388208        18,136.3358
01/01/2011 to 12/31/2011        13.388208         14.284426        55,026.0880
01/01/2012 to 12/31/2012        14.284426         16.140385        58,567.1188
01/01/2013 to 12/31/2013        16.140385         20.093938       103,069.1623
01/01/2014 to 12/31/2014        20.093938         22.587589       103,776.2488
01/01/2015 to 12/31/2015        22.587589         21.380907       121,253.3145
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        18.013223         17.745869             0.0000
01/01/2008 to 12/31/2008        17.745869         10.421781           928.8673
01/01/2009 to 12/31/2009        10.421781         14.738966         8,965.5100
01/01/2010 to 12/31/2010        14.738966         18.276335        20,669.5803
01/01/2011 to 12/31/2011        18.276335         18.354961        22,550.6420
01/01/2012 to 12/31/2012        18.354961         21.712623        49,249.6731
01/01/2013 to 12/31/2013        21.712623         31.626723        61,952.9195
01/01/2014 to 12/31/2014        31.626723         32.605370        78,845.5533
01/01/2015 to 12/31/2015        32.605370         30.884034        83,357.6254
--------------------------      ---------         ---------       ------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON
VARIABLE LIFESTYLE ALLOCATION 50% SUB-
 ACCOUNT)

05/03/2010 to 12/31/2010        17.259051         18.315294             0.0000
01/01/2011 to 12/31/2011        18.315294         18.355175             0.0000
01/01/2012 to 12/31/2012        18.355175         20.561593         2,822.2482
01/01/2013 to 12/31/2013        20.561593         23.490348        71,962.9725
01/01/2014 to 12/31/2014        23.490348         24.410065        71,882.0255
01/01/2015 to 12/31/2015        24.410065         23.892693        17,662.1178
--------------------------      ---------         ---------       ------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE ALLOCATION 85% SUB-ACCOUNT)

06/01/2007 to 12/31/2007        17.343117         16.414055        73,560.5678
01/01/2008 to 12/31/2008        16.414055         10.175039       124,872.6642
01/01/2009 to 12/31/2009        10.175039         13.352086       126,306.2100
01/01/2010 to 12/31/2010        13.352086         15.302134       160,716.6490
01/01/2011 to 12/31/2011        15.302134         14.807712       109,499.8434
01/01/2012 to 12/31/2012        14.807712         16.997405       116,366.8727
01/01/2013 to 12/31/2013        16.997405         21.298194        88,829.4075
01/01/2014 to 12/31/2014        21.298194         22.085509        53,620.2089
01/01/2015 to 12/31/2015        22.085509         21.388065        42,792.6862
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

06/01/2007 to 12/31/2007        18.119420         17.219054               0.0000
01/01/2008 to 12/31/2008        17.219054         11.798571          15,175.8777
01/01/2009 to 12/31/2009        11.798571         18.179915          25,477.8500
01/01/2010 to 12/31/2010        18.179915         20.695058          27,476.5792
01/01/2011 to 12/31/2011        20.695058         20.850846          40,448.7210
01/01/2012 to 12/31/2012        20.850846         24.437921          63,633.1906
01/01/2013 to 12/31/2013        24.437921         25.724640          85,739.2204
01/01/2014 to 12/31/2014        25.724640         25.187799          84,422.0180
01/01/2015 to 12/31/2015        25.187799         23.492806          86,944.7298
--------------------------      ---------         ---------          -----------

MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013         1.181135          1.316256         947,017.3403
01/01/2014 to 12/31/2014         1.316256          1.410512       1,793,020.2326
01/01/2015 to 12/31/2015         1.410512          1.487874       2,248,418.3849
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        24.023273         25.920908          24,085.7621
01/01/2013 to 12/31/2013        25.920908         28.072241          24,857.4426
01/01/2014 to 12/31/2014        28.072241         28.723148          33,446.1729
01/01/2015 to 12/31/2015        28.723148         27.300171          36,011.6210
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        67.785500         72.262402          36,577.6600
01/01/2015 to 12/31/2015        72.262402         70.576118          35,103.8501
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

06/01/2007 to 12/31/2007        11.136681          9.668684           2,807.4912
01/01/2008 to 12/31/2008         9.668684          5.294022           9,034.5752
01/01/2009 to 12/31/2009         5.294022          6.874761          29,521.5400
01/01/2010 to 12/31/2010         6.874761          7.983722          21,222.8993
01/01/2011 to 12/31/2011         7.983722          7.376361          19,448.7532
01/01/2012 to 12/31/2012         7.376361          9.340818          32,610.8047
01/01/2013 to 12/31/2013         9.340818          9.478058          36,571.8071
01/01/2014 to 04/25/2014         9.478058          9.982482               0.0000
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

06/01/2007 to 12/31/2007        63.379559         49.186659           3,477.5667
01/01/2008 to 12/31/2008        49.186659         30.257145          15,698.3375
01/01/2009 to 12/31/2009        30.257145         38.469011          22,007.0500
01/01/2010 to 12/31/2010        38.469011         49.522754          20,836.9752
01/01/2011 to 12/31/2011        49.522754         51.959472          24,642.2550
01/01/2012 to 12/31/2012        51.959472         59.615816          28,936.8232
01/01/2013 to 12/31/2013        59.615816         60.265046          34,351.2134
01/01/2014 to 04/25/2014        60.265046         67.299977               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.277211          6.615825         141,635.4552
01/01/2012 to 12/31/2012         6.615825          7.765768         126,455.8870
01/01/2013 to 12/31/2013         7.765768         11.200188         104,940.8168
01/01/2014 to 12/31/2014        11.200188         13.190326          90,860.8751
01/01/2015 to 12/31/2015        13.190326         12.538271          86,227.9279
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

06/01/2007 to 12/31/2007        12.118972         10.462964        43,455.6884
01/01/2008 to 12/31/2008        10.462964          4.703545       131,731.1320
01/01/2009 to 12/31/2009         4.703545          6.428143       142,183.4400
01/01/2010 to 12/31/2010         6.428143          6.834420       139,898.4152
01/01/2011 to 04/29/2011         6.834420          7.277779             0.0000
--------------------------      ---------         ---------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        19.506232         22.612712         5,901.3346
01/01/2013 to 12/31/2013        22.612712         29.228285        25,487.3795
01/01/2014 to 12/31/2014        29.228285         27.275697        32,422.0714
01/01/2015 to 12/31/2015        27.275697         25.796160        30,628.1942
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.231222         12.821463        97,276.9200
01/01/2010 to 12/31/2010        12.821463         14.589633       117,409.7651
01/01/2011 to 12/31/2011        14.589633         14.240519       133,526.7975
01/01/2012 to 12/31/2012        14.240519         16.717675       125,697.1413
01/01/2013 to 12/31/2013        16.717675         22.420526       123,208.8937
01/01/2014 to 12/31/2014        22.420526         24.276704       336,326.1008
01/01/2015 to 12/31/2015        24.276704         22.611394       315,388.8666
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

06/01/2007 to 12/31/2007        29.438765         27.314791        12,416.9677
01/01/2008 to 12/31/2008        27.314791         18.341050        63,953.2666
01/01/2009 to 12/31/2009        18.341050         22.547720        89,414.4300
01/01/2010 to 12/31/2010        22.547720         25.057642       116,157.0493
01/01/2011 to 12/31/2011        25.057642         24.259890       159,073.5769
01/01/2012 to 12/31/2012        24.259890         27.477095       151,511.9590
01/01/2013 to 12/31/2013        27.477095         36.408066       150,362.6552
01/01/2014 to 04/25/2014        36.408066         36.686708             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

06/01/2007 to 12/31/2007        17.892545         16.008904        34,101.6980
01/01/2008 to 12/31/2008        16.008904         10.179951        70,711.5635
01/01/2009 to 05/01/2009        10.179951          9.894492             0.0000
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.425116         17.853812        78,072.4505
01/01/2015 to 12/31/2015        17.853812         16.096718        61,340.5418
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP
 VALUE SUB-ACCOUNT CLASS II))

06/01/2007 to 12/31/2007        11.717821         11.050502        12,782.3505
01/01/2008 to 12/31/2008        11.050502          6.411912        30,718.7069
01/01/2009 to 12/31/2009         6.411912          8.838450        38,685.5000
01/01/2010 to 12/31/2010         8.838450         10.696895        37,144.0586
01/01/2011 to 12/31/2011        10.696895         10.683554        68,136.0507
01/01/2012 to 12/31/2012        10.683554         12.388998        60,789.3073
01/01/2013 to 12/31/2013        12.388998         16.436036        76,567.5468
01/01/2014 to 04/25/2014        16.436036         16.453329             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        17.088276         16.487650        16,247.2340
01/01/2008 to 12/31/2008        16.487650         10.006485        18,307.9892
01/01/2009 to 12/31/2009        10.006485         13.264076        14,885.0000
01/01/2010 to 12/31/2010        13.264076         16.578824        25,652.7033
01/01/2011 to 12/31/2011        16.578824         16.244891        53,569.6881
01/01/2012 to 12/31/2012        16.244891         19.023975        49,757.9837
01/01/2013 to 12/31/2013        19.023975         26.414943        43,769.2471
01/01/2014 to 12/31/2014        26.414943         28.235140        50,571.3829
01/01/2015 to 12/31/2015        28.235140         27.490064        35,152.3112
--------------------------      ---------         ---------        -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        14.614180         15.056127             0.0000
01/01/2013 to 12/31/2013        15.056127         17.468230        10,858.9626
01/01/2014 to 12/31/2014        17.468230         17.903021        16,896.5324
01/01/2015 to 12/31/2015        17.903021         17.951504        16,528.7897
--------------------------      ---------         ---------        -----------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        11.784855         14.222618         4,491.5221
01/01/2008 to 12/31/2008        14.222618          6.264742        46,903.5822
01/01/2009 to 12/31/2009         6.264742         10.484031        71,434.8200
01/01/2010 to 12/31/2010        10.484031         12.841620       106,855.1974
01/01/2011 to 12/31/2011        12.841620         10.341248       146,785.6614
01/01/2012 to 12/31/2012        10.341248         12.178515       178,293.3522
01/01/2013 to 12/31/2013        12.178515         11.462506       198,870.9139
01/01/2014 to 12/31/2014        11.462506         10.613764       214,765.8897
01/01/2015 to 12/31/2015        10.613764          9.061247       208,996.8001
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        18.085933         18.476212        14,966.9437
01/01/2008 to 12/31/2008        18.476212         10.547843        21,669.3021
01/01/2009 to 12/31/2009        10.547843         13.746200        16,776.4500
01/01/2010 to 12/31/2010        13.746200         15.169141        23,095.6222
01/01/2011 to 12/31/2011        15.169141         13.416162        33,661.6486
01/01/2012 to 12/31/2012        13.416162         15.508940        38,327.9220
01/01/2013 to 12/31/2013        15.508940         18.320688        37,160.3047
01/01/2014 to 12/31/2014        18.320688         16.886355        41,027.0503
01/01/2015 to 12/31/2015        16.886355         16.430038        38,782.4928
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        12.789190         13.501680        21,636.0257
01/01/2008 to 12/31/2008        13.501680          7.121226        58,193.3355
01/01/2009 to 12/31/2009         7.121226         11.093812        44,346.3900
01/01/2010 to 12/31/2010        11.093812         14.514940        67,429.6049
01/01/2011 to 12/31/2011        14.514940         13.382780       131,428.8248
01/01/2012 to 12/31/2012        13.382780         14.486002       139,003.0032
01/01/2013 to 12/31/2013        14.486002         19.948581       151,981.9135
01/01/2014 to 12/31/2014        19.948581         19.960415       148,057.1742
01/01/2015 to 12/31/2015        19.960415         18.778676       159,558.4299
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
                             ---------------   ---------------   -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        22.077803         21.237243           6,894.5473
01/01/2008 to 12/31/2008        21.237243         12.504204           4,922.5863
01/01/2009 to 12/31/2009        12.504204         17.315806           2,366.3300
01/01/2010 to 12/31/2010        17.315806         19.883957               0.0000
01/01/2011 to 12/31/2011        19.883957         18.040869               0.0000
01/01/2012 to 12/31/2012        18.040869         21.653369               0.0000
01/01/2013 to 12/31/2013        21.653369         27.264098          38,755.1983
01/01/2014 to 12/31/2014        27.264098         27.584920          39,842.8405
01/01/2015 to 12/31/2015        27.584920         28.399517          38,776.7835
--------------------------      ---------         ---------          -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

06/01/2007 to 12/31/2007        15.396616         14.547592          20,248.2158
01/01/2008 to 12/31/2008        14.547592          8.310929          35,016.7441
01/01/2009 to 12/31/2009         8.310929         10.792884          53,388.3500
01/01/2010 to 12/31/2010        10.792884         11.481389          45,935.3928
01/01/2011 to 04/29/2011        11.481389         12.828569               0.0000
--------------------------      ---------         ---------          -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         8.791511          9.231599               0.0000
01/01/2011 to 12/31/2011         9.231599          8.513842          81,023.1101
01/01/2012 to 12/31/2012         8.513842         10.306291          82,044.8023
01/01/2013 to 04/26/2013        10.306291         10.972356               0.0000
--------------------------      ---------         ---------          -----------

PIONEER FUND SUB-ACCOUNT (CLASS A)

06/01/2007 to 12/31/2007        22.887914         21.706640               0.0000
01/01/2008 to 12/31/2008        21.706640         14.440755          25,525.9366
01/01/2009 to 12/31/2009        14.440755         17.720828          58,611.1000
01/01/2010 to 12/31/2010        17.720828         20.400850         119,517.8810
01/01/2011 to 12/31/2011        20.400850         19.289436         179,392.8894
01/01/2012 to 12/31/2012        19.289436         21.129602         171,966.7407
01/01/2013 to 12/31/2013        21.129602         27.852667         150,700.1756
01/01/2014 to 12/31/2014        27.852667         30.667620         125,720.4324
01/01/2015 to 12/31/2015        30.667620         30.396907         109,769.4571
--------------------------      ---------         ---------         ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         2.507100          2.744156          55,639.4029
01/01/2014 to 12/31/2014         2.744156          3.015355         164,797.0708
01/01/2015 to 12/31/2015         3.015355          2.979365         277,095.1370
--------------------------      ---------         ---------         ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

06/01/2007 to 12/31/2007        20.323324         21.051383          37,005.8907
01/01/2008 to 12/31/2008        21.051383         18.611999         123,043.6164
01/01/2009 to 12/31/2009        18.611999         24.536094         215,947.0300
01/01/2010 to 12/31/2010        24.536094         27.263311         320,647.7964
01/01/2011 to 12/31/2011        27.263311         27.986199         464,636.4671
01/01/2012 to 12/31/2012        27.986199         30.942737         517,475.8781
01/01/2013 to 12/31/2013        30.942737         31.123668         530,341.2169
01/01/2014 to 12/31/2014        31.123668         32.242531         479,226.4374
01/01/2015 to 12/31/2015        32.242531         31.523929         439,037.6211
--------------------------      ---------         ---------         ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         2.928693          2.964113         408,188.7640
01/01/2014 to 12/31/2014         2.964113          3.065187         757,109.7488
01/01/2015 to 12/31/2015         3.065187          2.988241       1,225,712.3813
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        49.009942         53.703573        34,639.8642
01/01/2015 to 12/31/2015        53.703573         51.341793        31,241.1523
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

06/01/2007 to 12/31/2007        40.509698         37.718239        19,607.8378
01/01/2008 to 12/31/2008        37.718239         23.695116        28,688.1418
01/01/2009 to 12/31/2009        23.695116         30.361880        34,721.0700
01/01/2010 to 12/31/2010        30.361880         35.068692        29,495.4677
01/01/2011 to 12/31/2011        35.068692         32.585485        33,109.1803
01/01/2012 to 12/31/2012        32.585485         37.110335        40,960.2139
01/01/2013 to 12/31/2013        37.110335         48.583491        37,856.5270
01/01/2014 to 04/25/2014        48.583491         48.936952             0.0000
--------------------------      ---------         ---------        -----------

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        64.160311         66.916768         1,663.6997
01/01/2013 to 12/31/2013        66.916768         65.616240         5,472.1229
01/01/2014 to 12/31/2014        65.616240         69.421967         8,512.7362
01/01/2015 to 12/31/2015        69.421967         68.999993         9,746.1027
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.574258         12.109403             0.0000
01/01/2010 to 12/31/2010        12.109403         14.372343             0.0000
01/01/2011 to 12/31/2011        14.372343         12.963125             0.0000
01/01/2012 to 12/31/2012        12.963125         14.685374             0.0000
01/01/2013 to 12/31/2013        14.685374         19.524283             0.0000
01/01/2014 to 12/31/2014        19.524283         21.060522             0.0000
01/01/2015 to 12/31/2015        21.060522         22.171319             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

06/01/2007 to 12/31/2007        17.275370         17.222604             0.0000
01/01/2008 to 12/31/2008        17.222604          9.784897           911.0063
01/01/2009 to 05/01/2009         9.784897          9.320219             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         2.558243          2.548873       167,937.6411
01/01/2014 to 12/31/2014         2.548873          2.524776       568,656.4904
01/01/2015 to 12/31/2015         2.524776          2.500907       494,949.1252
--------------------------      ---------         ---------       ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        14.690518         14.598288        90,923.3347
01/01/2011 to 12/31/2011        14.598288         14.460652        92,768.8676
01/01/2012 to 12/31/2012        14.460652         14.323195        18,965.0130
01/01/2013 to 12/31/2013        14.323195         14.187783        34,865.1558
01/01/2014 to 12/31/2014        14.187783         14.053651        12,217.9414
01/01/2015 to 12/31/2015        14.053651         13.920788         7,753.4325
--------------------------      ---------         ---------       ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST - LEGG MASON WESTERN
 ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)

06/01/2007 to 12/31/2007        14.286552         14.605969        29,667.6801
01/01/2008 to 12/31/2008        14.605969         14.844274       102,693.3091
01/01/2009 to 12/31/2009        14.844274         14.736821        47,581.0600
01/01/2010 to 04/30/2010        14.736821         14.691665             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
                             ---------------   ---------------   ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        15.046756         14.550098        20,801.1964
01/01/2013 to 12/31/2013        14.550098         19.706583        18,984.4745
01/01/2014 to 12/31/2014        19.706583         21.226995        17,360.4264
01/01/2015 to 12/31/2015        21.226995         23.242392        15,357.7992
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

06/01/2007 to 12/31/2007        10.280969         10.645191        26,802.2997
01/01/2008 to 12/31/2008        10.645191          5.700282        55,540.9753
01/01/2009 to 12/31/2009         5.700282          8.113998        54,865.7600
01/01/2010 to 12/31/2010         8.113998          8.792544        38,543.8609
01/01/2011 to 12/31/2011         8.792544          8.589343        36,226.7544
01/01/2012 to 04/27/2012         8.589343          9.677146             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

06/01/2007 to 12/31/2007        17.136085         17.608004         9,432.8220
01/01/2008 to 12/31/2008        17.608004         17.348271        13,793.6565
01/01/2009 to 12/31/2009        17.348271         17.885409       130,240.1800
01/01/2010 to 12/31/2010        17.885409         18.689405       140,001.6577
01/01/2011 to 12/31/2011        18.689405         19.487980       153,084.9709
01/01/2012 to 12/31/2012        19.487980         19.891083       211,319.9746
01/01/2013 to 12/31/2013        19.891083         19.524672       162,964.8639
01/01/2014 to 12/31/2014        19.524672         19.833270       143,325.1372
01/01/2015 to 12/31/2015        19.833270         19.706091       149,183.8896
--------------------------      ---------         ---------       ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

07/13/2007 to 12/31/2007        20.134942         17.459821        19,980.9638
01/01/2008 to 12/31/2008        17.459821         10.721696        43,982.0314
01/01/2009 to 12/31/2009        10.721696         14.537434        66,616.9400
01/01/2010 to 12/31/2010        14.537434         17.720175        73,955.8331
01/01/2011 to 12/31/2011        17.720175         17.134717       106,101.1931
01/01/2012 to 12/31/2012        17.134717         19.970866       115,067.1786
01/01/2013 to 12/31/2013        19.970866         27.818217        97,105.8289
01/01/2014 to 12/31/2014        27.818217         30.766667        91,269.7507
01/01/2015 to 12/31/2015        30.766667         28.618695        81,274.0334
--------------------------      ---------         ---------       ------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)

06/01/2007 to 12/31/2007        39.131531         35.504612         8,622.9068
01/01/2008 to 12/31/2008        35.504612         23.295726        15,243.3864
01/01/2009 to 12/31/2009        23.295726         28.904949        19,884.0900
01/01/2010 to 12/31/2010        28.904949         33.754834        24,077.7931
01/01/2011 to 12/31/2011        33.754834         31.483356        34,762.8350
01/01/2012 to 12/31/2012        31.483356         34.560182        33,396.3406
01/01/2013 to 12/31/2013        34.560182         45.445910        33,660.5054
01/01/2014 to 12/31/2014        45.445910         51.678265        30,040.9797
01/01/2015 to 12/31/2015        51.678265         47.937327        24,431.3766

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) American Funds Insurance Series(R):
American Funds Growth Fund (Class 2) (closed effective August 9, 2013); (b) Fidelity(R) Variable Insurance Products: Contrafund(R) Portfolio (Service Class) (closed effective August 9, 2013); (c) Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011), Met/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Pioneer Fund Portfolio) (closed effective August 9, 2013), Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Pioneer Strategic Income Portfolio) (closed effective August 9, 2013); (d) Metropolitan Series Fund: BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio) (closed effective August 9, 2013), and Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock Portfolio).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).


Effective as of June 1, 2010, The Universal Institutional Funds, Inc.: Equity and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Equity and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Equity and Income Fund), and The Universal Institutional Funds, Inc.: U.S. Mid Cap Value Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Mid Cap Value Fund (Series II) (formerly Invesco Van Kampen V.I. Mid Cap Value Fund).


Effective as of June 1, 2010, Van Kampen Life Investment Trust: Growth and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Growth and Income Fund (Series
II) (formerly Invesco Van Kampen V.I. Growth and Income Fund).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Met Investors Series Trust: Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


Effective as of April 29, 2013, Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) (closed effective

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

May 4, 2009) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. American Value Fund (Series II) was replaced with Met Investors Series Trust: Invesco Mid Cap Value Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Global Real Estate Fund (Series II) was replaced with Met Investors Series Trust: Clarion Global Real Estate Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Met Investors Series Trust: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Met Investors Series Trust:
Clarion Global Real Estate Portfolio (Class B).



Effective as of May 1, 2016, Met Investors Series Trust: Pioneer Fund Portfolio (Class A) (closed effective August 9, 2013) merged into Metropolitan Series
Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A);


Effective as of May 1, 2016, Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B);


Effective as of May 1, 2016, Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) (closed effective August 9, 2013) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A); and


Effective as of May 1, 2016, Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class B) merged into

Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




           INVESTMENT PORTFOLIO                         INVESTMENT OBJECTIVE
----------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund      Seeks both capital appreciation and current
                                          income.
 Invesco V.I. International Growth Fund   Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                 Seeks as high a level of current income as is
                                          consistent with the preservation of capital.
 American Funds Global Growth Fund        Seeks long-term growth of capital.
 American Funds Global Small Capital-     Seeks long-term growth of capital.
 ization Fund
 American Funds Growth-Income Fund        Seeks long-term growth of capital and
                                          income.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                  Seeks long-term capital appreciation.
 Mid Cap Portfolio                        Seeks long-term growth of capital.
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2)

 Franklin Income VIP Fund                 Seeks to maximize income while maintaining
                                          prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund          Seeks capital appreciation, with income as a
                                          secondary goal.
 Franklin Small Cap Value VIP Fund        Seeks long-term total return.
 Templeton Global Bond VIP Fund           Seeks high current income, consistent with
                                          preservation of capital, with capital
                                          appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth   Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation        Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy   Seeks dividend income, growth of dividend
 Portfolio (Class II)                     income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth    Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth          Seeks a balance of growth of capital and
 (formerly QS Legg Mason Variable         income.
 Conservative Growth)
 QS Variable Growth (formerly QS Legg     Seeks capital appreciation.
 Mason Variable Growth)



           INVESTMENT PORTFOLIO                 INVESTMENT ADVISER/SUBADVISER
----------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund      Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund   Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                 Capital Research and Management
                                          Company
 American Funds Global Growth Fund        Capital Research and Management
                                          Company
 American Funds Global Small Capital-     Capital Research and Management
 ization Fund                             Company
 American Funds Growth-Income Fund        Capital Research and Management
                                          Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                  Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                        Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2)

 Franklin Income VIP Fund                 Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund          Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund        Franklin Advisory Services, LLC
 Templeton Global Bond VIP Fund           Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth   Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation        Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy   Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                     Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth    Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth          Legg Mason Partners Fund Advisor, LLC
 (formerly QS Legg Mason Variable         Subadviser: QS Investors, LLC
 Conservative Growth)
 QS Variable Growth (formerly QS Legg     Legg Mason Partners Fund Advisor, LLC
 Mason Variable Growth)                   Subadviser: QS Investors, LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield    Seeks to maximize total return.
 Bond Portfolio
 MET INVESTORS SERIES TRUST

 American Funds(R) Growth Portfolio          Seeks to achieve growth of capital.
 (Class C)
 BlackRock High Yield Portfolio (Class B)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class B)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 Loomis Sayles Global Markets Portfolio      Seeks high total investment return through a
 (Class B)                                   combination of capital appreciation and
                                             income.
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class E)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 METROPOLITAN SERIES FUND (CLASS B)

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
                                             from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (formerly BlackRock Money         consistent with preservation of capital.
 Market Portfolio)
 Met/Wellington Core Equity                  Seeks to provide a growing stream of income
 Opportunities Portfolio                     over time and, secondarily, long-term capital
                                             appreciation and current income.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio                     with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio                   with preservation of capital and maintenance
                                             of liquidity.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Main Street Small Cap           Seeks capital appreciation.
 Fund(R)/VA



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield    Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                              Subadvisers: Western Asset Management
                                             Company; Western Asset Management
                                             Company Limited; Western Asset
                                             Management Company Pte. Ltd.
 MET INVESTORS SERIES TRUST

 American Funds(R) Growth Portfolio          MetLife Advisers, LLC; Capital Research
 (Class C)                                   and Management Company
 BlackRock High Yield Portfolio (Class B)    MetLife Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Clarion Global Real Estate Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 Harris Oakmark International Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        MetLife Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 Loomis Sayles Global Markets Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: Loomis, Sayles & Company, L.P.
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class E)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND (CLASS B)

 BlackRock Bond Income Portfolio             MetLife Advisers, LLC
                                             Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (formerly BlackRock Money         Subadviser: BlackRock Advisors, LLC
 Market Portfolio)
 Met/Wellington Core Equity                  MetLife Advisers, LLC
 Opportunities Portfolio                     Subadviser: Wellington Management
                                             Company LLP
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio                     Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio                   Subadviser: Western Asset Management
                                             Company
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Main Street Small Cap           OFI Global Asset Management, Inc.
 Fund(R)/VA                                  Subadviser: OppenheimerFunds, Inc.

         INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------------- ------------------------------------
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by investing in a    Pioneer Investment Management, Inc.
                                       diversified portfolio of securities consisting
                                       primarily of common stocks.

                      This page intentionally left blank.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.




MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Contrafund(R) Portfolio         Contrafund(R) Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

                      This page intentionally left blank.

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES AND APPLICABLE INCOME TAXES AND PENALTIES. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


LIFETIME WITHDRAWAL GUARANTEE


These examples illustrate the operation of the version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon). The version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon) had a different Compounding Income Amount and Withdrawal Rate. (See "Living
Benefits -- Description of the Lifetime Withdrawal Guarantee -- Prior Version of Lifetime Withdrawal Guarantee.")


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.



[GRAPHIC APPEARS HERE]






Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0

     2. When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.


B. Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 x 4%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).



[GRAPHIC APPEARS HERE]






Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921



C. Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).



[GRAPHIC APPEARS HERE]




GWB I


D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
$0        $0            $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2016              $100,000
   B    Account Value                                  9/1/2017              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2017           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2018              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2018              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2018              $  9,000
   G    Percentage Reduction in Account                9/2/2018                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2018              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2018           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2018              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2016              $100,000
   B    Account Value                                       9/1/2017              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2017           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2018              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2018              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2018              $  9,000
   G    Percentage Reduction in Account                     9/2/2018                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2018              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2018           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2018              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                  PRIMELITE IV


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


PrimElite IV is a service mark of Primerica, Inc. MetLife Insurance Company USA uses this mark pursuant to a license agreement.
SAI-0516USAPRIMELITE IV
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................  103

COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2015            $568,720,128              $0
  2014            $463,545,565              $0
  2013            $456,083,088              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.* The amount of commissions paid to selected selling firms during 2015 ranged from $40,985 to $66,118,647. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $40,985 to $74,057,901.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance Company .

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Invest Financial Corp.

Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.

Janney Montgomery Scott, LLC

Key Investment Services LLC
Legend Equities Corporation

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, LLC.

LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation

National Planning Holdings
Navy Federal Brokerage Services, LLC

NEXT Financial Group

NFP Securities, Inc.
Parkland Securities, LLC

PFS Investments Inc.

Planning Corporation of America

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management
Royal Alliance Associates, Inc.

SagePoint Financial, Inc.
Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated

Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      16.255517          15.516740             359,225.3753
01/01/2008 to 12/31/2008      15.516740          11.865797             900,912.9780
01/01/2009 to 12/31/2009      11.865797          14.375222           1,296,459.7000
01/01/2010 to 12/31/2010      14.375222          15.928644           1,689,655.4853
01/01/2011 to 12/31/2011      15.928644          15.549980           2,198,387.0562
01/01/2012 to 12/31/2012      15.549980          17.284185           2,535,130.6471
01/01/2013 to 12/31/2013      17.284185          21.349398           2,787,228.4065
01/01/2014 to 12/31/2014      21.349398          22.967108           2,591,816.7406
01/01/2015 to 12/31/2015      22.967108          22.128615           2,386,889.1478
--------------------------    ---------          ---------           --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      30.819812          31.052093              48,428.7800
01/01/2008 to 12/31/2008      31.052093          18.264303             178,546.3388
01/01/2009 to 12/31/2009      18.264303          24.371222             261,582.1200
01/01/2010 to 12/31/2010      24.371222          27.143957             391,364.5772
01/01/2011 to 12/31/2011      27.143957          24.970400             553,180.5386
01/01/2012 to 12/31/2012      24.970400          28.463162             669,145.7929
01/01/2013 to 12/31/2013      28.463162          33.421195             743,498.9115
01/01/2014 to 12/31/2014      33.421195          33.085313             696,002.3894
01/01/2015 to 12/31/2015      33.085313          31.867427             656,565.8677
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      16.264059          16.371304              77,375.9490
01/01/2008 to 12/31/2008      16.371304          14.678086             280,835.1395
01/01/2009 to 12/31/2009      14.678086          16.347559             427,774.8100
01/01/2010 to 12/31/2010      16.347559          17.210743             541,666.1840
01/01/2011 to 12/31/2011      17.210743          18.061951             627,631.6911
01/01/2012 to 12/31/2012      18.061951          18.823257             727,045.1206
01/01/2013 to 12/31/2013      18.823257          18.215536             799,514.4089
01/01/2014 to 12/31/2014      18.215536          18.967192             766,499.3053
01/01/2015 to 12/31/2015      18.967192          18.811165             714,460.3112
--------------------------    ---------          ---------           --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          29.418979          30.281644        82,242.0113
01/01/2008 to 12/31/2008          30.281644          18.451854       288,229.7380
01/01/2009 to 12/31/2009          18.451854          25.970580       359,603.0200
01/01/2010 to 12/31/2010          25.970580          28.703763       431,922.7333
01/01/2011 to 12/31/2011          28.703763          25.867632       501,573.9487
01/01/2012 to 12/31/2012          25.867632          31.355512       580,519.8606
01/01/2013 to 12/31/2013          31.355512          40.061369       587,719.3181
01/01/2014 to 12/31/2014          40.061369          40.539711       558,736.5203
01/01/2015 to 12/31/2015          40.539711          42.877709       511,594.2219
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          35.989353          36.378917        20,995.6088
01/01/2008 to 12/31/2008          36.378917          16.722656        91,696.3156
01/01/2009 to 12/31/2009          16.722656          26.678066       143,929.9800
01/01/2010 to 12/31/2010          26.678066          32.300720       156,448.0006
01/01/2011 to 12/31/2011          32.300720          25.831721       193,048.1977
01/01/2012 to 12/31/2012          25.831721          30.191820       219,177.9919
01/01/2013 to 12/31/2013          30.191820          38.306171       232,801.1273
01/01/2014 to 12/31/2014          38.306171          38.691397       223,897.4504
01/01/2015 to 12/31/2015          38.691397          38.369904       221,976.4467
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         190.086616         189.747601        31,271.1046
01/01/2008 to 12/31/2008         189.747601         105.146036       112,714.1000
01/01/2009 to 12/31/2009         105.146036         144.982734       141,708.6500
01/01/2010 to 12/31/2010         144.982734         170.185625       179,147.0797
01/01/2011 to 12/31/2011         170.185625         161.128605       207,074.5293
01/01/2012 to 12/31/2012         161.128605         187.867881       222,224.1269
01/01/2013 to 12/31/2013         187.867881         241.747185       217,081.0434
01/01/2014 to 12/31/2014         241.747185         259.448133       188,899.8486
01/01/2015 to 12/31/2015         259.448133         274.208721       158,752.5202
--------------------------       ----------         ----------       ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         134.777062         128.960572        18,449.4029
01/01/2008 to 12/31/2008         128.960572          79.270739        64,289.8523
01/01/2009 to 12/31/2009          79.270739         102.897785        82,249.0900
01/01/2010 to 12/31/2010         102.897785         113.401952        94,562.6974
01/01/2011 to 12/31/2011         113.401952         110.111457       106,783.7077
01/01/2012 to 12/31/2012         110.111457         127.939323       108,933.3473
01/01/2013 to 12/31/2013         127.939323         168.931350       106,753.7349
01/01/2014 to 12/31/2014         168.931350         184.852090       106,603.5636
01/01/2015 to 12/31/2015         184.852090         185.489754        96,415.0979
--------------------------       ----------         ----------       ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.546090           6.122796          470,064.8206
01/01/2014 to 12/31/2014          6.122796           6.761596          918,837.1038
01/01/2015 to 12/31/2015          6.761596           6.715416        1,156,478.7366
--------------------------        --------           --------        --------------

VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007         46.335405          49.349677           56,278.4765
01/01/2008 to 12/31/2008         49.349677          28.008719          191,084.9480
01/01/2009 to 12/31/2009         28.008719          37.582358          282,153.2700
01/01/2010 to 12/31/2010         37.582358          43.530993          369,250.3887
01/01/2011 to 12/31/2011         43.530993          41.920415          458,271.4172
01/01/2012 to 12/31/2012         41.920415          48.220899          539,884.3181
01/01/2013 to 12/31/2013         48.220899          62.547985          532,394.2319
01/01/2014 to 12/31/2014         62.547985          69.174001          443,159.4806
01/01/2015 to 12/31/2015         69.174001          68.798996          370,798.9803
--------------------------       ---------          ---------        --------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007         41.711774          42.321308           40,894.5580
01/01/2008 to 12/31/2008         42.321308          25.278513          150,799.9036
01/01/2009 to 12/31/2009         25.278513          34.940819          217,957.2900
01/01/2010 to 12/31/2010         34.940819          44.432842          322,765.9648
01/01/2011 to 12/31/2011         44.432842          39.178219          487,147.4113
01/01/2012 to 12/31/2012         39.178219          44.390150          599,526.0722
01/01/2013 to 12/31/2013         44.390150          59.653172          622,009.7147
01/01/2014 to 12/31/2014         59.653172          62.559404          585,097.9712
01/01/2015 to 12/31/2015         62.559404          60.867314          531,295.3462
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         51.049194          48.961477           47,027.3976
01/01/2008 to 12/31/2008         48.961477          34.063284          141,442.7004
01/01/2009 to 12/31/2009         34.063284          45.683108          198,921.6400
01/01/2010 to 12/31/2010         45.683108          50.909631          256,004.8802
01/01/2011 to 12/31/2011         50.909631          51.554448          346,964.2728
01/01/2012 to 12/31/2012         51.554448          57.438882          395,522.1720
01/01/2013 to 12/31/2013         57.438882          64.730762          424,182.5998
01/01/2014 to 12/31/2014         64.730762          66.977881          406,067.7498
01/01/2015 to 12/31/2015         66.977881          61.572048          380,029.8373
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         26.942539          25.035417           63,622.0772
01/01/2008 to 12/31/2008         25.035417          15.572217          187,679.6031
01/01/2009 to 12/31/2009         15.572217          19.413799          248,230.1700
01/01/2010 to 12/31/2010         19.413799          21.351106          311,272.8042
01/01/2011 to 12/31/2011         21.351106          20.897968          358,240.6530
01/01/2012 to 12/31/2012         20.897968          23.612178          373,022.9676
01/01/2013 to 12/31/2013         23.612178          29.954049          371,783.4321
01/01/2014 to 12/31/2014         29.954049          31.736414          343,275.6117
01/01/2015 to 12/31/2015         31.736414          29.839679          278,205.1735
--------------------------       ---------          ---------          ------------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.247338           8.784774           37,235.4635
01/01/2008 to 12/31/2008          8.784774           5.819679          106,623.0915
01/01/2009 to 12/31/2009          5.819679           7.434270          204,510.9900
01/01/2010 to 12/31/2010          7.434270           9.428187          331,403.2607
01/01/2011 to 12/31/2011          9.428187           8.974607          554,588.6483
01/01/2012 to 12/31/2012          8.974607          10.508042          770,942.3960
01/01/2013 to 12/31/2013         10.508042          14.159438          901,947.2097
01/01/2014 to 12/31/2014         14.159438          14.084526          879,399.1529
01/01/2015 to 12/31/2015         14.084526          12.901413          794,045.9950
--------------------------       ---------          ---------          ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.500849          13.007079           65,172.8174
01/01/2008 to 12/31/2008         13.007079          13.662853          182,152.4463
01/01/2009 to 12/31/2009         13.662853          16.038048          315,920.6700
01/01/2010 to 12/31/2010         16.038048          18.154547          548,702.2702
01/01/2011 to 12/31/2011         18.154547          17.800072          894,637.1254
01/01/2012 to 12/31/2012         17.800072          20.256655        1,213,512.7339
01/01/2013 to 12/31/2013         20.256655          20.361468        1,379,641.1187
01/01/2014 to 12/31/2014         20.361468          20.507903        1,274,941.6936
01/01/2015 to 12/31/2015         20.507903          19.410413        1,134,765.0932
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         15.957010          15.076617          133,567.5941
01/01/2008 to 12/31/2008         15.076617           8.886109          418,012.3233
01/01/2009 to 12/31/2009          8.886109          11.827034          497,245.4700
01/01/2010 to 12/31/2010         11.827034          14.623354          639,759.9350
01/01/2011 to 12/31/2011         14.623354          14.821074          681,024.7199
01/01/2012 to 12/31/2012         14.821074          17.402610          691,731.2493
01/01/2013 to 12/31/2013         17.402610          25.436477          807,774.9394
01/01/2014 to 12/31/2014         25.436477          30.289152          759,250.9478
01/01/2015 to 12/31/2015         30.289152          29.437943          771,368.0163
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         35.515910          35.550569         48,031.0491
01/01/2008 to 12/31/2008         35.550569          24.853986        122,666.7954
01/01/2009 to 12/31/2009         24.853986          30.018649        197,133.8200
01/01/2010 to 12/31/2010         30.018649          33.439065        315,613.9172
01/01/2011 to 12/31/2011         33.439065          33.935259        468,617.2173
01/01/2012 to 12/31/2012         33.935259          38.915095        559,232.3396
01/01/2013 to 12/31/2013         38.915095          50.036612        631,552.8965
01/01/2014 to 12/31/2014         50.036612          54.929663        609,707.6589
01/01/2015 to 12/31/2015         54.929663          55.197988        533,615.8444
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.964667          15.283524         20,942.1399
01/01/2008 to 12/31/2008         15.283524           9.831489        135,230.2205
01/01/2009 to 12/31/2009          9.831489          11.924727        236,091.2400
01/01/2010 to 12/31/2010         11.924727          13.223447        375,829.1220
01/01/2011 to 12/31/2011         13.223447          14.087539        467,446.3777
01/01/2012 to 12/31/2012         14.087539          15.893938        640,016.0197
01/01/2013 to 12/31/2013         15.893938          19.757482        808,605.2586
01/01/2014 to 12/31/2014         19.757482          22.176092        714,666.0010
01/01/2015 to 12/31/2015         22.176092          20.959918        675,940.2249
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.809372          17.529688         14,535.4887
01/01/2008 to 12/31/2008         17.529688          10.279300         58,496.5791
01/01/2009 to 12/31/2009         10.279300          14.515667        119,098.3300
01/01/2010 to 12/31/2010         14.515667          17.972493        163,640.2618
01/01/2011 to 12/31/2011         17.972493          18.022802        194,293.1034
01/01/2012 to 12/31/2012         18.022802          21.287584        256,676.8805
01/01/2013 to 12/31/2013         21.287584          30.961185        388,777.3323
01/01/2014 to 12/31/2014         30.961185          31.871377        377,481.2168
01/01/2015 to 12/31/2015         31.871377          30.143517        299,327.7500
--------------------------       ---------          ---------        ------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.919497          17.937118         47,334.2586
01/01/2011 to 12/31/2011         17.937118          17.949290        123,022.2648
01/01/2012 to 12/31/2012         17.949290          20.076624        151,899.4141
01/01/2013 to 12/31/2013         20.076624          22.901932        169,683.5203
01/01/2014 to 12/31/2014         22.901932          23.762934        160,732.5007
01/01/2015 to 12/31/2015         23.762934          23.224403        156,638.6617
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         17.076662          16.147726          149,958.2910
01/01/2008 to 12/31/2008         16.147726           9.994859          299,849.0378
01/01/2009 to 12/31/2009          9.994859          13.095990          327,696.1600
01/01/2010 to 12/31/2010         13.095990          14.986160          406,220.9245
01/01/2011 to 12/31/2011         14.986160          14.480247          373,157.1196
01/01/2012 to 12/31/2012         14.480247          16.596477          355,824.6458
01/01/2013 to 12/31/2013         16.596477          20.764668          349,637.1960
01/01/2014 to 12/31/2014         20.764668          21.499979          326,909.8384
01/01/2015 to 12/31/2015         21.499979          20.789803          314,884.4167
--------------------------       ---------          ---------          ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.874121          16.971081           34,623.8203
01/01/2008 to 12/31/2008         16.971081          11.611156           79,314.1318
01/01/2009 to 12/31/2009         11.611156          17.864355          117,678.6600
01/01/2010 to 12/31/2010         17.864355          20.305376          141,208.0914
01/01/2011 to 12/31/2011         20.305376          20.427642          194,806.9404
01/01/2012 to 12/31/2012         20.427642          23.905844          244,387.5734
01/01/2013 to 12/31/2013         23.905844          25.126830          312,850.9997
01/01/2014 to 12/31/2014         25.126830          24.565578          331,954.9782
01/01/2015 to 12/31/2015         24.565578          22.878090          273,295.0539
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.171771           1.305065        1,664,164.4106
01/01/2014 to 12/31/2014          1.305065           1.396423        3,736,391.6406
01/01/2015 to 12/31/2015          1.396423           1.470804        5,337,609.0848
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         23.465001          25.293068           26,692.9593
01/01/2013 to 12/31/2013         25.293068          27.351242          130,266.9400
01/01/2014 to 12/31/2014         27.351242          27.943483          150,490.4427
01/01/2015 to 12/31/2015         27.943483          26.519305          146,937.7008
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         18.240023          19.424967          646,004.7663
01/01/2015 to 12/31/2015         19.424967          18.943227          570,047.9033
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.128271           9.652917         20,140.9523
01/01/2008 to 12/31/2008          9.652917           5.277415         67,194.8660
01/01/2009 to 12/31/2009          5.277415           6.842918         84,516.1200
01/01/2010 to 12/31/2010          6.842918           7.934848        129,124.5943
01/01/2011 to 12/31/2011          7.934848           7.320231        176,231.1814
01/01/2012 to 12/31/2012          7.320231           9.255781        207,981.9687
01/01/2013 to 12/31/2013          9.255781           9.377689        326,956.0520
01/01/2014 to 04/25/2014          9.377689           9.872106              0.0000
--------------------------       ---------           --------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         62.257010          48.273138         24,190.2307
01/01/2008 to 12/31/2008         48.273138          29.650311         57,626.1002
01/01/2009 to 12/31/2009         29.650311          37.640892         69,256.6300
01/01/2010 to 12/31/2010         37.640892          48.384186         77,047.2440
01/01/2011 to 12/31/2011         48.384186          50.688969         92,552.3368
01/01/2012 to 12/31/2012         50.688969          58.070504        110,278.6875
01/01/2013 to 12/31/2013         58.070504          58.614890        143,779.2746
01/01/2014 to 04/25/2014         58.614890          65.426298              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217320           6.554844        547,945.6872
01/01/2012 to 12/31/2012          6.554844           7.682595        471,717.0922
01/01/2013 to 12/31/2013          7.682595          11.063639        367,839.1557
01/01/2014 to 12/31/2014         11.063639          13.009988        284,145.9214
01/01/2015 to 12/31/2015         13.009988          12.348299        260,983.1267
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.090224          10.429001        168,853.3761
01/01/2008 to 12/31/2008         10.429001           4.681195        598,041.9509
01/01/2009 to 12/31/2009          4.681195           6.388005        580,048.0800
01/01/2010 to 12/31/2010          6.388005           6.781572        604,106.3569
01/01/2011 to 04/29/2011          6.781572           7.217972              0.0000
--------------------------       ---------          ---------        ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         19.199458          22.234693         22,882.4962
01/01/2013 to 12/31/2013         22.234693          28.696628        136,008.3392
01/01/2014 to 12/31/2014         28.696628          26.739396        170,228.7878
01/01/2015 to 12/31/2015         26.739396          25.251017        168,736.9302
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.078564          12.617682          457,174.1400
01/01/2010 to 12/31/2010         12.617682          14.336251          647,928.4828
01/01/2011 to 12/31/2011         14.336251          13.972262          769,293.6339
01/01/2012 to 12/31/2012         13.972262          16.378048          720,220.3918
01/01/2013 to 12/31/2013         16.378048          21.932144          712,484.9010
01/01/2014 to 12/31/2014         21.932144          23.712287        1,918,804.3797
01/01/2015 to 12/31/2015         23.712287          22.052570        1,790,847.0710
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         28.981375          26.866861           71,966.0888
01/01/2008 to 12/31/2008         26.866861          18.013091          250,696.1120
01/01/2009 to 12/31/2009         18.013091          22.111343          376,682.2800
01/01/2010 to 12/31/2010         22.111343          24.535886          499,908.6904
01/01/2011 to 12/31/2011         24.535886          23.719199          709,853.8088
01/01/2012 to 12/31/2012         23.719199          26.824225          829,388.9321
01/01/2013 to 12/31/2013         26.824225          35.489751          863,657.9216
01/01/2014 to 04/25/2014         35.489751          35.744459                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         17.676701          15.801936          127,452.9780
01/01/2008 to 12/31/2008         15.801936          10.033193          325,675.6756
01/01/2009 to 05/01/2009         10.033193           9.746974                0.0000
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         37.100654          40.286855          230,845.7917
01/01/2015 to 12/31/2015         40.286855          36.267515          235,572.9850
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.708876          11.032400           20,548.8297
01/01/2008 to 12/31/2008         11.032400           6.391755          144,117.4365
01/01/2009 to 12/31/2009          6.391755           8.797462          167,702.3800
01/01/2010 to 12/31/2010          8.797462          10.631347          223,251.3288
01/01/2011 to 12/31/2011         10.631347          10.602201          405,136.6614
01/01/2012 to 12/31/2012         10.602201          12.276135          489,779.7639
01/01/2013 to 12/31/2013         12.276135          16.261913          566,350.0740
01/01/2014 to 04/25/2014         16.261913          16.271324                0.0000
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.944188          16.334315         25,931.5138
01/01/2008 to 12/31/2008         16.334315           9.898479         39,568.0920
01/01/2009 to 12/31/2009          9.898479          13.101239         65,042.2100
01/01/2010 to 12/31/2010         13.101239          16.350777        104,574.1799
01/01/2011 to 12/31/2011         16.350777          15.997462        150,345.3868
01/01/2012 to 12/31/2012         15.997462          18.705995        141,243.7862
01/01/2013 to 12/31/2013         18.705995          25.934529        180,892.1332
01/01/2014 to 12/31/2014         25.934529          27.680060        174,335.7501
01/01/2015 to 12/31/2015         27.680060          26.909221        193,868.0184
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.482995          14.905960          4,767.6511
01/01/2013 to 12/31/2013         14.905960          17.268093         45,482.7928
01/01/2014 to 12/31/2014         17.268093          17.671372         71,457.9313
01/01/2015 to 12/31/2015         17.671372          17.692661         74,420.7864
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.765545          14.186900         34,330.6057
01/01/2008 to 12/31/2008         14.186900           6.239576        114,399.8735
01/01/2009 to 12/31/2009          6.239576          10.426272        248,947.6200
01/01/2010 to 12/31/2010         10.426272          12.751764        373,952.0123
01/01/2011 to 12/31/2011         12.751764          10.253506        542,666.5582
01/01/2012 to 12/31/2012         10.253506          12.056994        621,560.0134
01/01/2013 to 12/31/2013         12.056994          11.331112        789,686.1232
01/01/2014 to 12/31/2014         11.331112          10.476359        834,405.3756
01/01/2015 to 12/31/2015         10.476359           8.930515        794,227.0620
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.915809          18.286399         59,067.5713
01/01/2008 to 12/31/2008         18.286399          10.423746        137,122.6932
01/01/2009 to 12/31/2009         10.423746          13.564106        178,373.7700
01/01/2010 to 12/31/2010         13.564106          14.945790        206,111.7131
01/01/2011 to 12/31/2011         14.945790          13.198825        234,523.8234
01/01/2012 to 12/31/2012         13.198825          15.234716        264,041.0244
01/01/2013 to 12/31/2013         15.234716          17.969784        278,262.1907
01/01/2014 to 12/31/2014         17.969784          16.538081        276,324.1893
01/01/2015 to 12/31/2015         16.538081          16.067044        269,590.5713
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.668854          13.362935           86,981.5669
01/01/2008 to 12/31/2008         13.362935           7.037416          235,093.9820
01/01/2009 to 12/31/2009          7.037416          10.946822          308,719.4200
01/01/2010 to 12/31/2010         10.946822          14.301181          406,220.3839
01/01/2011 to 12/31/2011         14.301181          13.165959          596,343.2615
01/01/2012 to 12/31/2012         13.165959          14.229829          886,501.0768
01/01/2013 to 12/31/2013         14.229829          19.566461        1,000,703.8326
01/01/2014 to 12/31/2014         19.566461          19.548710          964,487.9298
01/01/2015 to 12/31/2015         19.548710          18.363760          897,111.3208
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         21.740997          20.894957           20,592.9311
01/01/2008 to 12/31/2008         20.894957          12.284131           56,157.1925
01/01/2009 to 12/31/2009         12.284131          16.985547           52,314.5100
01/01/2010 to 12/31/2010         16.985547          19.475512           40,185.4378
01/01/2011 to 12/31/2011         19.475512          17.643825           30,210.9260
01/01/2012 to 12/31/2012         17.643825          21.144925           30,821.7385
01/01/2013 to 12/31/2013         21.144925          26.584026          163,149.8513
01/01/2014 to 12/31/2014         26.584026          26.856520          140,427.1696
01/01/2015 to 12/31/2015         26.856520          27.608153          126,216.9424
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         15.203753          14.352789           71,965.1186
01/01/2008 to 12/31/2008         14.352789           8.187284          134,695.1866
01/01/2009 to 12/31/2009          8.187284          10.616377          139,507.0800
01/01/2010 to 12/31/2010         10.616377          11.276707          167,908.5778
01/01/2011 to 04/29/2011         11.276707          12.593713                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.764832           9.194438           22,630.5687
01/01/2011 to 12/31/2011          9.194438           8.466874          287,708.7645
01/01/2012 to 12/31/2012          8.466874          10.233998          294,307.5928
01/01/2013 to 04/26/2013         10.233998          10.890196                0.0000
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         22.435039          21.258515            9,409.3442
01/01/2008 to 12/31/2008         21.258515          14.121327          100,986.9492
01/01/2009 to 12/31/2009         14.121327          17.302864          201,536.1300
01/01/2010 to 12/31/2010         17.302864          19.889845          358,402.0255
01/01/2011 to 12/31/2011         19.889845          18.778130          597,570.2613
01/01/2012 to 12/31/2012         18.778130          20.538526          727,968.2565
01/01/2013 to 12/31/2013         20.538526          27.032969          736,424.2894
01/01/2014 to 12/31/2014         27.032969          29.720464          652,472.5830
01/01/2015 to 12/31/2015         29.720464          29.413948          565,392.2180
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.434716           2.663385          369,697.9280
01/01/2014 to 12/31/2014          2.663385           2.922216          591,421.0909
01/01/2015 to 12/31/2015          2.922216           2.883008          725,687.6607
--------------------------        --------           --------          ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.933220          20.629246          158,122.4090
01/01/2008 to 12/31/2008         20.629246          18.211356          553,771.8767
01/01/2009 to 12/31/2009         18.211356          23.971979          890,326.9800
01/01/2010 to 12/31/2010         23.971979          26.596587        1,218,428.8327
01/01/2011 to 12/31/2011         26.596587          27.260987        1,745,853.4000
01/01/2012 to 12/31/2012         27.260987          30.095505        2,177,123.7061
01/01/2013 to 12/31/2013         30.095505          30.226103        2,414,677.4233
01/01/2014 to 12/31/2014         30.226103          31.265766        2,213,256.3856
01/01/2015 to 12/31/2015         31.265766          30.523104        1,951,310.1227
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.845689           2.878436        1,270,247.6427
01/01/2014 to 12/31/2014          2.878436           2.972128        2,487,357.4659
01/01/2015 to 12/31/2015          2.972128           2.893174        3,138,301.3488
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         47.533060          52.032422          186,330.7696
01/01/2015 to 12/31/2015         52.032422          49.669546          161,855.7370
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         39.698641          36.930717           40,851.6676
01/01/2008 to 12/31/2008         36.930717          23.165413           96,189.6659
01/01/2009 to 12/31/2009         23.165413          29.638631          117,015.4900
01/01/2010 to 12/31/2010         29.638631          34.182056          128,617.0603
01/01/2011 to 12/31/2011         34.182056          31.714090          170,389.7874
01/01/2012 to 12/31/2012         31.714090          36.063527          191,167.1481
01/01/2013 to 12/31/2013         36.063527          47.142328          186,377.3394
01/01/2014 to 04/25/2014         47.142328          47.462854                0.0000
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         61.457122          64.032960            7,205.2193
01/01/2013 to 12/31/2013         64.032960          62.694346           17,894.2156
01/01/2014 to 12/31/2014         62.694346          66.231194           41,210.1809
01/01/2015 to 12/31/2015         66.231194          65.729931           78,171.0656
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381193          11.853496          9,302.0200
01/01/2010 to 12/31/2010         11.853496          14.047549          9,941.4088
01/01/2011 to 12/31/2011         14.047549          12.651216          7,703.2552
01/01/2012 to 12/31/2012         12.651216          14.310437          7,528.5106
01/01/2013 to 12/31/2013         14.310437          18.997297         13,716.1142
01/01/2014 to 12/31/2014         18.997297          20.461350         19,686.0319
01/01/2015 to 12/31/2015         20.461350          21.508252         22,455.8305
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.976092          16.909428          9,702.3786
01/01/2008 to 12/31/2008         16.909428           9.592485         18,466.8758
01/01/2009 to 05/01/2009          9.592485           9.132387              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         24.457412          24.353713         14,534.6096
01/01/2014 to 12/31/2014         24.353713          24.087308        271,014.4532
01/01/2015 to 12/31/2015         24.087308          23.823818        352,808.0189
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.344570          14.240341        348,287.8553
01/01/2011 to 12/31/2011         14.240341          14.084990        597,931.2546
01/01/2012 to 12/31/2012         14.084990          13.930076        620,671.1974
01/01/2013 to 12/31/2013         13.930076          13.777695        285,159.4704
01/01/2014 to 12/31/2014         13.777695          13.626981        240,521.0754
01/01/2015 to 12/31/2015         13.626981          13.477916        199,312.0539
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         14.011425          14.312159         51,458.3398
01/01/2008 to 12/31/2008         14.312159          14.523808        653,297.7125
01/01/2009 to 12/31/2009         14.523808          14.397060        608,635.9900
01/01/2010 to 04/30/2010         14.397060          14.345867              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.822569          14.318887        127,274.1170
01/01/2013 to 12/31/2013         14.318887          19.364378        111,248.2816
01/01/2014 to 12/31/2014         19.364378          20.827123         91,492.7689
01/01/2015 to 12/31/2015         20.827123          22.770372         84,023.2350
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007         10.184231          10.535800         49,591.3017
01/01/2008 to 12/31/2008         10.535800           5.633195        180,077.6247
01/01/2009 to 12/31/2009          5.633195           8.006489        150,363.8000
01/01/2010 to 12/31/2010          8.006489           8.663049        203,641.1512
01/01/2011 to 12/31/2011          8.663049           8.450181        234,133.5850
01/01/2012 to 04/27/2012          8.450181           9.515713              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.815555          17.263533         42,347.9178
01/01/2008 to 12/31/2008         17.263533          16.983317        190,130.8493
01/01/2009 to 12/31/2009         16.983317          17.482915        374,888.6100
01/01/2010 to 12/31/2010         17.482915          18.241437        538,394.7541
01/01/2011 to 12/31/2011         18.241437          18.992444        673,262.9450
01/01/2012 to 12/31/2012         18.992444          19.356082        894,012.7561
01/01/2013 to 12/31/2013         19.356082          18.971044        894,577.4332
01/01/2014 to 12/31/2014         18.971044          19.242006        797,024.3326
01/01/2015 to 12/31/2015         19.242006          19.089958        813,969.8871
--------------------------       ---------          ---------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007         19.954632          17.291292         70,322.4955
01/01/2008 to 12/31/2008         17.291292          10.602197        232,104.5899
01/01/2009 to 12/31/2009         10.602197          14.353844        288,713.1400
01/01/2010 to 12/31/2010         14.353844          17.470194        341,955.5165
01/01/2011 to 12/31/2011         17.470194          16.867717        398,887.3752
01/01/2012 to 12/31/2012         16.867717          19.630057        420,152.3817
01/01/2013 to 12/31/2013         19.630057          27.302549        368,081.9826
01/01/2014 to 12/31/2014         27.302549          30.151082        312,107.3666
01/01/2015 to 12/31/2015         30.151082          28.004029        285,929.7582
--------------------------       ---------          ---------        ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007         38.418695          34.827331         37,057.9089
01/01/2008 to 12/31/2008         34.827331          22.816899         65,925.2486
01/01/2009 to 12/31/2009         22.816899          28.268382         60,811.9900
01/01/2010 to 12/31/2010         28.268382          32.962027         89,650.4818
01/01/2011 to 12/31/2011         32.962027          30.697884        105,165.9115
01/01/2012 to 12/31/2012         30.697884          33.647168        123,858.1549
01/01/2013 to 12/31/2013         33.647168          44.179041        123,585.3362
01/01/2014 to 12/31/2014         44.179041          50.162359        121,410.5911
01/01/2015 to 12/31/2015         50.162359          46.461371        116,744.6985

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      16.189227          15.444444             308,297.7178
01/01/2008 to 12/31/2008      15.444444          11.798654             726,321.1089
01/01/2009 to 12/31/2009      11.798654          14.279594           1,125,207.5000
01/01/2010 to 12/31/2010      14.279594          15.806879           1,490,260.7570
01/01/2011 to 12/31/2011      15.806879          15.415715           1,930,147.7591
01/01/2012 to 12/31/2012      15.415715          17.117731           2,181,504.2468
01/01/2013 to 12/31/2013      17.117731          21.122671           2,455,102.9724
01/01/2014 to 12/31/2014      21.122671          22.700488           2,525,025.6282
01/01/2015 to 12/31/2015      22.700488          21.849860           2,419,827.3364
--------------------------    ---------          ---------           --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      30.388846          30.600008              48,511.8118
01/01/2008 to 12/31/2008      30.600008          17.980312             169,876.0130
01/01/2009 to 12/31/2009      17.980312          23.968300             288,728.4200
01/01/2010 to 12/31/2010      23.968300          26.668540             443,966.2783
01/01/2011 to 12/31/2011      26.668540          24.508559             648,814.9622
01/01/2012 to 12/31/2012      24.508559          27.908661             809,252.6567
01/01/2013 to 12/31/2013      27.908661          32.737365             878,637.6578
01/01/2014 to 12/31/2014      32.737365          32.375950             877,988.5964
01/01/2015 to 12/31/2015      32.375950          31.152985             829,063.2736
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      16.100741          16.197454              58,768.4915
01/01/2008 to 12/31/2008      16.197454          14.507656             278,728.5699
01/01/2009 to 12/31/2009      14.507656          16.141601             441,434.2900
01/01/2010 to 12/31/2010      16.141601          16.976928             623,065.7228
01/01/2011 to 12/31/2011      16.976928          17.798818             749,483.4986
01/01/2012 to 12/31/2012      17.798818          18.530393             921,551.9886
01/01/2013 to 12/31/2013      18.530393          17.914200             981,466.8937
01/01/2014 to 12/31/2014      17.914200          18.634778             957,644.1285
01/01/2015 to 12/31/2015      18.634778          18.463010             895,746.0155
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      29.123578          29.960092              59,962.6494
01/01/2008 to 12/31/2008      29.960092          18.237581             240,843.6155
01/01/2009 to 12/31/2009      18.237581          25.643345             333,414.6300
01/01/2010 to 12/31/2010      25.643345          28.313789             450,183.5477
01/01/2011 to 12/31/2011      28.313789          25.490718             531,220.1652
01/01/2012 to 12/31/2012      25.490718          30.867604             593,757.5039
01/01/2013 to 12/31/2013      30.867604          39.398597             623,050.3746
01/01/2014 to 12/31/2014      39.398597          39.829167             610,559.1209
01/01/2015 to 12/31/2015      39.829167          42.084075             564,457.2087
--------------------------    ---------          ---------           --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          35.663582          36.028586          25,321.1270
01/01/2008 to 12/31/2008          36.028586          16.544955          96,262.2648
01/01/2009 to 12/31/2009          16.544955          26.368213         142,901.5000
01/01/2010 to 12/31/2010          26.368213          31.893691         180,534.2323
01/01/2011 to 12/31/2011          31.893691          25.480733         245,905.4661
01/01/2012 to 12/31/2012          25.480733          29.751672         269,521.7614
01/01/2013 to 12/31/2013          29.751672          37.710028         290,373.7162
01/01/2014 to 12/31/2014          37.710028          38.051172         290,977.4046
01/01/2015 to 12/31/2015          38.051172          37.697254         273,353.7380
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         185.704060         185.264668          24,857.0265
01/01/2008 to 12/31/2008         185.264668         102.558660          97,681.5262
01/01/2009 to 12/31/2009         102.558660         141.273739         160,936.1800
01/01/2010 to 12/31/2010         141.273739         165.666292         209,076.3562
01/01/2011 to 12/31/2011         165.666292         156.693294         245,997.7023
01/01/2012 to 12/31/2012         156.693294         182.513034         267,025.1141
01/01/2013 to 12/31/2013         182.513034         234.621992         263,936.3399
01/01/2014 to 12/31/2014         234.621992         251.549519         234,301.2312
01/01/2015 to 12/31/2015         251.549519         265.594969         203,543.4267
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         131.670222         125.914276          16,675.7459
01/01/2008 to 12/31/2008         125.914276          77.320427          61,875.0322
01/01/2009 to 12/31/2009          77.320427         100.265853          95,405.5500
01/01/2010 to 12/31/2010         100.265853         110.390988         123,005.3418
01/01/2011 to 12/31/2011         110.390988         107.080922         145,736.9265
01/01/2012 to 12/31/2012         107.080922         124.293149         150,266.4291
01/01/2013 to 12/31/2013         124.293149         163.953006         149,721.8041
01/01/2014 to 12/31/2014         163.953006         179.225247         137,127.5121
01/01/2015 to 12/31/2015         179.225247         179.663697         127,308.1951
--------------------------       ----------         ----------         ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.443784           6.007531         247,012.3622
01/01/2014 to 12/31/2014           6.007531           6.627675         817,699.4288
01/01/2015 to 12/31/2015           6.627675           6.575829       1,060,017.2544
--------------------------       ----------         ----------       --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      45.763323          48.711948            30,742.7711
01/01/2008 to 12/31/2008      48.711948          27.618974           137,009.9619
01/01/2009 to 12/31/2009      27.618974          37.022349           223,271.4000
01/01/2010 to 12/31/2010      37.022349          42.839529           326,387.3219
01/01/2011 to 12/31/2011      42.839529          41.213371           453,684.2547
01/01/2012 to 12/31/2012      41.213371          47.359969           542,388.4147
01/01/2013 to 12/31/2013      47.359969          61.369899           564,297.7221
01/01/2014 to 12/31/2014      61.369899          67.803276           491,255.0838
01/01/2015 to 12/31/2015      67.803276          67.368281           428,140.7640
--------------------------    ---------          ---------           ------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      41.361728          41.941655            29,514.7222
01/01/2008 to 12/31/2008      41.941655          25.026570           117,143.7702
01/01/2009 to 12/31/2009      25.026570          34.558014           229,724.4900
01/01/2010 to 12/31/2010      34.558014          43.902177           373,249.3472
01/01/2011 to 12/31/2011      43.902177          38.671663           555,011.7317
01/01/2012 to 12/31/2012      38.671663          43.772186           702,197.4612
01/01/2013 to 12/31/2013      43.772186          58.763979           734,253.5303
01/01/2014 to 12/31/2014      58.763979          61.565275           712,473.0818
01/01/2015 to 12/31/2015      61.565275          59.840179           667,000.2601
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      50.121884          48.044037            47,838.7886
01/01/2008 to 12/31/2008      48.044037          33.391454           159,880.0281
01/01/2009 to 12/31/2009      33.391454          44.737374           236,929.1600
01/01/2010 to 12/31/2010      44.737374          49.805901           316,142.4161
01/01/2011 to 12/31/2011      49.805901          50.386439           394,695.2004
01/01/2012 to 12/31/2012      50.386439          56.081156           459,607.5491
01/01/2013 to 12/31/2013      56.081156          63.137519           500,708.3367
01/01/2014 to 12/31/2014      63.137519          65.264021           484,997.2417
01/01/2015 to 12/31/2015      65.264021          59.936512           448,660.4639
--------------------------    ---------          ---------           ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      26.659383          24.757843            64,268.2765
01/01/2008 to 12/31/2008      24.757843          15.384089           243,913.5565
01/01/2009 to 12/31/2009      15.384089          19.160095           348,493.9400
01/01/2010 to 12/31/2010      19.160095          21.051039           444,559.8445
01/01/2011 to 12/31/2011      21.051039          20.583710           506,779.4255
01/01/2012 to 12/31/2012      20.583710          23.233740           506,382.3113
01/01/2013 to 12/31/2013      23.233740          29.444529           498,275.6266
01/01/2014 to 12/31/2014      29.444529          31.165390           480,568.8139
01/01/2015 to 12/31/2015      31.165390          29.273479           435,611.2122
--------------------------    ---------          ---------           ------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.247799           8.785756           49,787.6788
01/01/2008 to 12/31/2008          8.785756           5.814479          124,515.6252
01/01/2009 to 12/31/2009          5.814479           7.420197          210,009.1200
01/01/2010 to 12/31/2010          7.420197           9.400945          372,063.1869
01/01/2011 to 12/31/2011          9.400945           8.939745          642,139.6655
01/01/2012 to 12/31/2012          8.939745          10.456710          919,633.3400
01/01/2013 to 12/31/2013         10.456710          14.076194        1,032,242.5195
01/01/2014 to 12/31/2014         14.076194          13.987719        1,018,639.2316
01/01/2015 to 12/31/2015         13.987719          12.799923          957,591.1548
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.396214          12.890683           50,728.7637
01/01/2008 to 12/31/2008         12.890683          13.527018          206,190.6642
01/01/2009 to 12/31/2009         13.527018          15.862732          348,821.1400
01/01/2010 to 12/31/2010         15.862732          17.938161          627,471.0831
01/01/2011 to 12/31/2011         17.938161          17.570372          875,605.0272
01/01/2012 to 12/31/2012         17.570372          19.975166        1,222,573.8169
01/01/2013 to 12/31/2013         19.975166          20.058452        1,449,170.0761
01/01/2014 to 12/31/2014         20.058452          20.182511        1,388,211.3629
01/01/2015 to 12/31/2015         20.182511          19.083328        1,310,568.0231
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         15.836359          14.953888          117,661.5150
01/01/2008 to 12/31/2008         14.953888           8.804911          271,970.7778
01/01/2009 to 12/31/2009          8.804911          11.707247          388,565.7300
01/01/2010 to 12/31/2010         11.707247          14.460794          487,889.8640
01/01/2011 to 12/31/2011         14.460794          14.641695          588,823.2900
01/01/2012 to 12/31/2012         14.641695          17.174713          703,554.3396
01/01/2013 to 12/31/2013         17.174713          25.078308          810,060.3039
01/01/2014 to 12/31/2014         25.078308          29.832813          761,172.7049
01/01/2015 to 12/31/2015         29.832813          28.965430          771,680.0742
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         34.966229          34.979930           32,517.9900
01/01/2008 to 12/31/2008         34.979930          24.430479           99,166.9863
01/01/2009 to 12/31/2009         24.430479          29.477640          201,411.4500
01/01/2010 to 12/31/2010         29.477640          32.803617          335,970.8960
01/01/2011 to 12/31/2011         32.803617          33.257180          480,584.5068
01/01/2012 to 12/31/2012         33.257180          38.099202          598,370.0091
01/01/2013 to 12/31/2013         38.099202          48.938613          686,006.7265
01/01/2014 to 12/31/2014         48.938613          53.670595          638,451.5554
01/01/2015 to 12/31/2015         53.670595          53.878858          584,110.4185
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.888290          15.203478         16,625.3119
01/01/2008 to 12/31/2008         15.203478           9.770173        105,470.1503
01/01/2009 to 12/31/2009          9.770173          11.838514        245,231.7700
01/01/2010 to 12/31/2010         11.838514          13.114733        325,253.0666
01/01/2011 to 12/31/2011         13.114733          13.957791        453,661.0868
01/01/2012 to 12/31/2012         13.957791          15.731734        617,550.5424
01/01/2013 to 12/31/2013         15.731734          19.536312        758,371.3866
01/01/2014 to 12/31/2014         19.536312          21.905931        674,697.8814
01/01/2015 to 12/31/2015         21.905931          20.683873        637,187.7874
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.674722          17.386997         12,307.0794
01/01/2008 to 12/31/2008         17.386997          10.185375         53,779.1204
01/01/2009 to 12/31/2009         10.185375          14.368654         91,847.0600
01/01/2010 to 12/31/2010         14.368654          17.772707        138,103.0553
01/01/2011 to 12/31/2011         17.772707          17.804673        195,148.6026
01/01/2012 to 12/31/2012         17.804673          21.008814        249,388.6583
01/01/2013 to 12/31/2013         21.008814          30.525229        305,511.7859
01/01/2014 to 12/31/2014         30.525229          31.391186        311,844.4268
01/01/2015 to 12/31/2015         31.391186          29.659668        286,171.9176
--------------------------       ---------          ---------        ------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.696846          17.689347         59,630.6474
01/01/2011 to 12/31/2011         17.689347          17.683697        133,245.8560
01/01/2012 to 12/31/2012         17.683697          19.759681        152,730.0890
01/01/2013 to 12/31/2013         19.759681          22.517863        163,517.9262
01/01/2014 to 12/31/2014         22.517863          23.341071        125,535.8825
01/01/2015 to 12/31/2015         23.341071          22.789291        118,794.0225
--------------------------       ---------          ---------        ------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.901260          15.972536         51,266.7201
01/01/2008 to 12/31/2008         15.972536           9.876488        174,269.0944
01/01/2009 to 12/31/2009          9.876488          12.927958        314,697.0200
01/01/2010 to 12/31/2010         12.927958          14.779103        342,281.2088
01/01/2011 to 12/31/2011         14.779103          14.265932        396,825.5285
01/01/2012 to 12/31/2012         14.265932          16.334414        399,331.1814
01/01/2013 to 12/31/2013         16.334414          20.416374        373,248.0715
01/01/2014 to 12/31/2014         20.416374          21.118217        347,917.2389
01/01/2015 to 12/31/2015         21.118217          20.400232        319,908.8359
--------------------------       ---------          ---------        ------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.712397          16.807712           31,611.6986
01/01/2008 to 12/31/2008         16.807712          11.487842           80,642.8091
01/01/2009 to 12/31/2009         11.487842          17.656988          112,627.2900
01/01/2010 to 12/31/2010         17.656988          20.049625          148,251.8212
01/01/2011 to 12/31/2011         20.049625          20.150240          201,146.5941
01/01/2012 to 12/31/2012         20.150240          23.557521          264,660.3173
01/01/2013 to 12/31/2013         23.557521          24.735967          302,838.5041
01/01/2014 to 12/31/2014         24.735967          24.159268          303,592.1286
01/01/2015 to 12/31/2015         24.159268          22.477187          290,966.5616
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.165570           1.297657        1,625,000.2403
01/01/2014 to 12/31/2014          1.297657           1.387108        4,184,044.8522
01/01/2015 to 12/31/2015          1.387108           1.459533        5,748,143.1876
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         12.928305          13.926151           95,742.1245
01/01/2013 to 12/31/2013         13.926151          15.044315          184,530.1687
01/01/2014 to 12/31/2014         15.044315          15.354710          203,553.2825
01/01/2015 to 12/31/2015         15.354710          14.557564          214,115.4020
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         64.667930          68.822437          176,063.9762
01/01/2015 to 12/31/2015         68.822437          67.048529          164,382.5737
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.122667           9.642419           15,790.1687
01/01/2008 to 12/31/2008          9.642419           5.266371           46,670.7425
01/01/2009 to 12/31/2009          5.266371           6.821769           63,381.5800
01/01/2010 to 12/31/2010          6.821769           7.902429          110,937.1746
01/01/2011 to 12/31/2011          7.902429           7.283047          173,779.6118
01/01/2012 to 12/31/2012          7.283047           9.199517          218,387.2542
01/01/2013 to 12/31/2013          9.199517           9.311366          333,174.5101
01/01/2014 to 04/25/2014          9.311366           9.799198                0.0000
--------------------------       ---------          ---------        --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         61.519528          47.673421           17,057.5970
01/01/2008 to 12/31/2008         47.673421          29.252442           44,801.6034
01/01/2009 to 12/31/2009         29.252442          37.098625           68,735.6000
01/01/2010 to 12/31/2010         37.098625          47.639572           77,524.1338
01/01/2011 to 12/31/2011         47.639572          49.859118           96,434.7377
01/01/2012 to 12/31/2012         49.859118          57.062435          111,395.7939
01/01/2013 to 12/31/2013         57.062435          57.539784          139,400.4929
01/01/2014 to 04/25/2014         57.539784          64.206048                0.0000
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177663           6.514499          579,456.3592
01/01/2012 to 12/31/2012          6.514499           7.627637          515,458.0083
01/01/2013 to 12/31/2013          7.627637          10.973527          434,490.5976
01/01/2014 to 12/31/2014         10.973527          12.891127          348,021.1817
01/01/2015 to 12/31/2015         12.891127          12.223245          288,244.1632
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.071091          10.406415          156,728.5943
01/01/2008 to 12/31/2008         10.406415           4.666352          527,932.2941
01/01/2009 to 12/31/2009          4.666352           6.361382          592,057.4700
01/01/2010 to 12/31/2010          6.361382           6.746564          604,449.6957
01/01/2011 to 04/29/2011          6.746564           7.178371                0.0000
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.997626          21.986197           22,379.9944
01/01/2013 to 12/31/2013         21.986197          28.347571          117,114.2155
01/01/2014 to 12/31/2014         28.347571          26.387732          166,751.6789
01/01/2015 to 12/31/2015         26.387732          24.894002          168,763.8659
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.978038          12.483604          424,767.7800
01/01/2010 to 12/31/2010         12.483604          14.169748          517,024.3051
01/01/2011 to 12/31/2011         14.169748          13.796208          587,504.4777
01/01/2012 to 12/31/2012         13.796208          16.155436          604,542.8941
01/01/2013 to 12/31/2013         16.155436          21.612434          620,775.2823
01/01/2014 to 12/31/2014         21.612434          23.343267        1,990,883.7306
01/01/2015 to 12/31/2015         23.343267          21.687667        1,861,853.0281
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         28.680328          26.572256         68,011.5608
01/01/2008 to 12/31/2008         26.572256          17.797667        208,295.6688
01/01/2009 to 12/31/2009         17.797667          21.825068        350,728.0900
01/01/2010 to 12/31/2010         21.825068          24.194032        510,816.2006
01/01/2011 to 12/31/2011         24.194032          23.365386        733,083.3483
01/01/2012 to 12/31/2012         23.365386          26.397546        879,483.4603
01/01/2013 to 12/31/2013         26.397546          34.890349        906,012.8342
01/01/2014 to 04/25/2014         34.890349          35.129678              0.0000
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         17.534218          15.665413        139,536.6857
01/01/2008 to 12/31/2008         15.665413           9.936510        311,938.3895
01/01/2009 to 05/01/2009          9.936510           9.649832              0.0000
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.486204          39.592842        226,643.2833
01/01/2015 to 12/31/2015         39.592842          35.607090        208,552.8829
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.717821          11.041564         34,310.5466
01/01/2008 to 12/31/2008         11.041564           6.390632        106,203.9703
01/01/2009 to 12/31/2009          6.390632           8.787126        177,313.2700
01/01/2010 to 12/31/2010          8.787126          10.608255        240,042.8189
01/01/2011 to 12/31/2011         10.608255          10.568617        389,866.6127
01/01/2012 to 12/31/2012         10.568617          12.224954        446,456.7870
01/01/2013 to 12/31/2013         12.224954          16.177941        511,660.8562
01/01/2014 to 04/25/2014         16.177941          16.182199              0.0000
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.848781          16.232859         21,183.5448
01/01/2008 to 12/31/2008         16.232859           9.827109         31,532.8086
01/01/2009 to 12/31/2009          9.827109          12.993774         56,702.0100
01/01/2010 to 12/31/2010         12.993774          16.200466         71,805.0468
01/01/2011 to 12/31/2011         16.200466          15.834582        137,167.2986
01/01/2012 to 12/31/2012         15.834582          18.496938        153,038.2693
01/01/2013 to 12/31/2013         18.496938          25.619077        162,088.7136
01/01/2014 to 12/31/2014         25.619077          27.316039        157,019.4243
01/01/2015 to 12/31/2015         27.316039          26.528784        169,708.4708
--------------------------       ---------          ---------        ------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.396192          14.806681            5,710.5508
01/01/2013 to 12/31/2013         14.806681          17.135943           30,512.7322
01/01/2014 to 12/31/2014         17.135943          17.518605           48,055.0849
01/01/2015 to 12/31/2015         17.518605          17.522174           55,464.6451
--------------------------       ---------          ---------           -----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.752687          14.163133           27,264.5257
01/01/2008 to 12/31/2008         14.163133           6.222852          128,437.7179
01/01/2009 to 12/31/2009          6.222852          10.387939          209,466.1000
01/01/2010 to 12/31/2010         10.387939          12.692204          381,655.9521
01/01/2011 to 12/31/2011         12.692204          10.195420          594,836.5738
01/01/2012 to 12/31/2012         10.195420          11.976649          738,954.3059
01/01/2013 to 12/31/2013         11.976649          11.244349          954,513.8087
01/01/2014 to 12/31/2014         11.244349          10.385741        1,012,654.7203
01/01/2015 to 12/31/2015         10.385741           8.844405        1,045,989.4752
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.803254          18.160911           32,889.0743
01/01/2008 to 12/31/2008         18.160911          10.341809           85,342.4274
01/01/2009 to 12/31/2009         10.341809          13.444029          137,558.4500
01/01/2010 to 12/31/2010         13.444029          14.798695          165,725.0750
01/01/2011 to 12/31/2011         14.798695          13.055870          233,214.5785
01/01/2012 to 12/31/2012         13.055870          15.054573          274,096.9288
01/01/2013 to 12/31/2013         15.054573          17.739559          287,586.3232
01/01/2014 to 12/31/2014         17.739559          16.309870          296,834.5794
01/01/2015 to 12/31/2015         16.309870          15.829487          287,604.5386
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.589240          13.271208           68,132.0560
01/01/2008 to 12/31/2008         13.271208           6.982079          184,645.6307
01/01/2009 to 12/31/2009          6.982079          10.849894          341,306.8400
01/01/2010 to 12/31/2010         10.849894          14.160403          451,645.9661
01/01/2011 to 12/31/2011         14.160403          13.023345          683,738.0217
01/01/2012 to 12/31/2012         13.023345          14.061544          995,961.7885
01/01/2013 to 12/31/2013         14.061544          19.315756        1,072,430.8034
01/01/2014 to 12/31/2014         19.315756          19.278936        1,043,899.7858
01/01/2015 to 12/31/2015         19.278936          18.092223        1,010,717.3075
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         21.519264          20.669781         14,389.0418
01/01/2008 to 12/31/2008         20.669781          12.139539         45,814.5036
01/01/2009 to 12/31/2009         12.139539          16.768835         57,761.7800
01/01/2010 to 12/31/2010         16.768835          19.207835         55,003.6518
01/01/2011 to 12/31/2011         19.207835          17.383948         50,102.4287
01/01/2012 to 12/31/2012         17.383948          20.812557         45,787.2150
01/01/2013 to 12/31/2013         20.812557          26.140025        211,765.1299
01/01/2014 to 12/31/2014         26.140025          26.381566        194,337.9362
01/01/2015 to 12/31/2015         26.381566          27.092798        168,464.6510
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         15.076490          14.224340         84,997.8934
01/01/2008 to 12/31/2008         14.224340           8.105859        202,211.4008
01/01/2009 to 12/31/2009          8.105859          10.500288        258,389.7600
01/01/2010 to 12/31/2010         10.500288          11.142259        283,022.1042
01/01/2011 to 04/29/2011         11.142259          12.439508              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.747091           9.169748         45,509.2544
01/01/2011 to 12/31/2011          9.169748           8.435706        410,945.0181
01/01/2012 to 12/31/2012          8.435706          10.186084        376,942.1918
01/01/2013 to 04/26/2013         10.186084          10.835763              0.0000
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         22.138037          20.964844          9,058.7336
01/01/2008 to 12/31/2008         20.964844          13.912262         80,572.8949
01/01/2009 to 12/31/2009         13.912262          17.029653        250,560.2300
01/01/2010 to 12/31/2010         17.029653          19.556237        482,648.0076
01/01/2011 to 12/31/2011         19.556237          18.444747        753,953.7784
01/01/2012 to 12/31/2012         18.444747          20.153620        959,493.9792
01/01/2013 to 12/31/2013         20.153620          26.499857        959,216.3556
01/01/2014 to 12/31/2014         26.499857          29.105232        847,417.5690
01/01/2015 to 12/31/2015         29.105232          28.776264        770,748.4957
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         12.260844          13.407209         62,880.2736
01/01/2014 to 12/31/2014         13.407209          14.695431        141,880.3305
01/01/2015 to 12/31/2015         14.695431          14.483766        199,392.2257
--------------------------       ---------          ---------        ------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.677254          20.352464          135,366.7635
01/01/2008 to 12/31/2008         20.352464          17.949001          496,531.2425
01/01/2009 to 12/31/2009         17.949001          23.603044          863,050.8100
01/01/2010 to 12/31/2010         23.603044          26.161095        1,332,588.9932
01/01/2011 to 12/31/2011         26.161095          26.787889        1,893,531.4038
01/01/2012 to 12/31/2012         26.787889          29.543507        2,422,581.3412
01/01/2013 to 12/31/2013         29.543507          29.642049        2,784,713.8073
01/01/2014 to 12/31/2014         29.642049          30.630977        2,614,129.1901
01/01/2015 to 12/31/2015         30.630977          29.873498        2,384,542.4624
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.791664           2.822699          790,333.3452
01/01/2014 to 12/31/2014          2.822699           2.911663        2,205,056.9892
01/01/2015 to 12/31/2015          2.911663           2.831482        3,245,900.7352
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.573110          50.947126          183,235.0168
01/01/2015 to 12/31/2015         50.947126          48.584907          180,765.6853
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         39.166841          36.414726           37,937.0072
01/01/2008 to 12/31/2008         36.414726          22.818790           88,056.6282
01/01/2009 to 12/31/2009         22.818790          29.165956          125,427.0700
01/01/2010 to 12/31/2010         29.165956          33.603333          153,899.4380
01/01/2011 to 12/31/2011         33.603333          31.146032          184,678.3951
01/01/2012 to 12/31/2012         31.146032          35.381982          187,905.1914
01/01/2013 to 12/31/2013         35.381982          46.205213          191,103.8884
01/01/2014 to 04/25/2014         46.205213          46.504704                0.0000
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         59.718558          62.179788            5,781.0920
01/01/2013 to 12/31/2013         62.179788          60.819052           11,952.3570
01/01/2014 to 12/31/2014         60.819052          64.185896           21,860.2026
01/01/2015 to 12/31/2015         64.185896          63.636434           53,391.6084
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.254623          11.685867           28,420.6500
01/01/2010 to 12/31/2010         11.685867          13.835066           26,303.9084
01/01/2011 to 12/31/2011         13.835066          12.447419           24,164.4929
01/01/2012 to 12/31/2012         12.447419          14.065768           21,217.4687
01/01/2013 to 12/31/2013         14.065768          18.653842           18,148.9857
01/01/2014 to 12/31/2014         18.653842          20.071341            9,533.7973
01/01/2015 to 12/31/2015         20.071341          21.077196            8,521.6612
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.779410          16.703763            809.1945
01/01/2008 to 12/31/2008         16.703763           9.466289         14,372.7696
01/01/2009 to 05/01/2009          9.466289           9.009245              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.373502           2.362525        339,916.6848
01/01/2014 to 12/31/2014          2.362525           2.334346        950,654.6039
01/01/2015 to 12/31/2015          2.334346           2.306502        501,335.3152
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.118428          14.006551        323,715.9753
01/01/2011 to 12/31/2011         14.006551          13.839940        472,526.0529
01/01/2012 to 12/31/2012         13.839940          13.673962        457,911.0194
01/01/2013 to 12/31/2013         13.673962          13.510863        430,697.7865
01/01/2014 to 12/31/2014         13.510863          13.349710        324,958.5935
01/01/2015 to 12/31/2015         13.349710          13.190479        285,989.1387
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.830911          14.119530         57,294.8317
01/01/2008 to 12/31/2008         14.119530          14.313968        313,609.9650
01/01/2009 to 12/31/2009         14.313968          14.174867        370,552.6400
01/01/2010 to 04/30/2010         14.174867          14.119821              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.674969          14.166790        162,093.3219
01/01/2013 to 12/31/2013         14.166790          19.139548        147,538.7402
01/01/2014 to 12/31/2014         19.139548          20.564734        136,530.3527
01/01/2015 to 12/31/2015         20.564734          22.461028        131,261.0835
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007         10.120229          10.463481         53,799.5878
01/01/2008 to 12/31/2008         10.463481           5.588900        156,787.8175
01/01/2009 to 12/31/2009          5.588900           7.935595        192,549.6400
01/01/2010 to 12/31/2010          7.935595           8.577766        226,137.6852
01/01/2011 to 12/31/2011          8.577766           8.358647        257,108.7008
01/01/2012 to 04/27/2012          8.358647           9.409573              0.0000
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      16.605153          17.037581            30,736.1531
01/01/2008 to 12/31/2008      17.037581          16.744234           162,346.2758
01/01/2009 to 12/31/2009      16.744234          17.219574           378,456.5200
01/01/2010 to 12/31/2010      17.219574          17.948713           581,037.8148
01/01/2011 to 12/31/2011      17.948713          18.669045           755,291.2399
01/01/2012 to 12/31/2012      18.669045          19.007371           989,588.4803
01/01/2013 to 12/31/2013      19.007371          18.610646           992,214.0749
01/01/2014 to 12/31/2014      18.610646          18.857593           951,169.7066
01/01/2015 to 12/31/2015      18.857593          18.689880           950,553.2845
--------------------------    ---------          ---------           ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.835294          17.179818            63,428.5010
01/01/2008 to 12/31/2008      17.179818          10.523254           209,883.6499
01/01/2009 to 12/31/2009      10.523254          14.232718           315,099.4100
01/01/2010 to 12/31/2010      14.232718          17.305474           417,990.9079
01/01/2011 to 12/31/2011      17.305474          16.692006           492,186.1469
01/01/2012 to 12/31/2012      16.692006          19.406057           488,712.0158
01/01/2013 to 12/31/2013      19.406057          26.964048           449,421.7942
01/01/2014 to 12/31/2014      26.964048          29.747500           403,980.2983
01/01/2015 to 12/31/2015      29.747500          27.601557           358,255.0544
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      37.950583          34.382894            21,120.5492
01/01/2008 to 12/31/2008      34.382894          22.503089            56,225.8679
01/01/2009 to 12/31/2009      22.503089          27.851722            82,860.7300
01/01/2010 to 12/31/2010      27.851722          32.443757           101,731.3295
01/01/2011 to 12/31/2011      32.443757          30.185057           127,023.8633
01/01/2012 to 12/31/2012      30.185057          33.051825           141,197.0859
01/01/2013 to 12/31/2013      33.051825          43.354003           143,939.4515
01/01/2014 to 12/31/2014      43.354003          49.176380           133,167.8395
01/01/2015 to 12/31/2015      49.176380          45.502586           123,120.0369

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      16.156184          15.408422             286,536.7232
01/01/2008 to 12/31/2008      15.408422          11.765224             814,839.4064
01/01/2009 to 12/31/2009      11.765224          14.232019           1,277,644.8100
01/01/2010 to 12/31/2010      14.232019          15.746345           2,051,021.1409
01/01/2011 to 12/31/2011      15.746345          15.349018           2,778,421.1349
01/01/2012 to 12/31/2012      15.349018          17.035106           3,289,737.6774
01/01/2013 to 12/31/2013      17.035106          21.010211           3,592,922.4007
01/01/2014 to 12/31/2014      21.010211          22.568340           3,530,084.2444
01/01/2015 to 12/31/2015      22.568340          21.711801           3,327,873.0040
--------------------------    ---------          ---------           --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      30.175628          30.376438              44,738.1099
01/01/2008 to 12/31/2008      30.376438          17.839977             180,858.9857
01/01/2009 to 12/31/2009      17.839977          23.769343             272,011.7100
01/01/2010 to 12/31/2010      23.769343          26.433963             424,860.1383
01/01/2011 to 12/31/2011      26.433963          24.280851             660,004.7633
01/01/2012 to 12/31/2012      24.280851          27.635474             817,857.5506
01/01/2013 to 12/31/2013      27.635474          32.400714             914,060.5996
01/01/2014 to 12/31/2014      32.400714          32.026991             889,326.8806
01/01/2015 to 12/31/2015      32.026991          30.801791             852,494.7977
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      16.019697          16.111222              45,761.1518
01/01/2008 to 12/31/2008      16.111222          14.423185             208,596.4241
01/01/2009 to 12/31/2009      14.423185          16.039597             393,057.5500
01/01/2010 to 12/31/2010      16.039597          16.861215             551,046.5757
01/01/2011 to 12/31/2011      16.861215          17.668691             767,495.8599
01/01/2012 to 12/31/2012      17.668691          18.385674             822,053.9038
01/01/2013 to 12/31/2013      18.385674          17.765407             905,512.9975
01/01/2014 to 12/31/2014      17.765407          18.470762             912,050.3324
01/01/2015 to 12/31/2015      18.470762          18.291356             961,622.7717
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      28.976992          29.800598              55,423.6154
01/01/2008 to 12/31/2008      29.800598          18.131378             243,249.8973
01/01/2009 to 12/31/2009      18.131378          25.481276             330,343.5000
01/01/2010 to 12/31/2010      25.481276          28.120793             433,256.7699
01/01/2011 to 12/31/2011      28.120793          25.304324             571,736.4224
01/01/2012 to 12/31/2012      25.304324          30.626503             640,211.2351
01/01/2013 to 12/31/2013      30.626503          39.071333             662,691.6881
01/01/2014 to 12/31/2014      39.071333          39.478578             622,792.1298
01/01/2015 to 12/31/2015      39.478578          41.692782             578,671.6494
--------------------------    ---------          ---------           --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          35.501804          35.854686          21,370.6512
01/01/2008 to 12/31/2008          35.854686          16.456813         112,684.9618
01/01/2009 to 12/31/2009          16.456813          26.214637         140,363.5100
01/01/2010 to 12/31/2010          26.214637          31.692104         175,124.7350
01/01/2011 to 12/31/2011          31.692104          25.307030         224,345.4235
01/01/2012 to 12/31/2012          25.307030          29.534009         267,803.7134
01/01/2013 to 12/31/2013          29.534009          37.415444         274,489.7487
01/01/2014 to 12/31/2014          37.415444          37.735041         255,515.9041
01/01/2015 to 12/31/2015          37.735041          37.365362         230,402.1032
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         183.550812         183.063067          19,199.1586
01/01/2008 to 12/31/2008         183.063067         101.288942          95,392.7324
01/01/2009 to 12/31/2009         101.288942         139.454969         153,388.1700
01/01/2010 to 12/31/2010         139.454969         163.451823         200,794.5043
01/01/2011 to 12/31/2011         163.451823         154.521625         247,196.0210
01/01/2012 to 12/31/2012         154.521625         179.893111         271,500.0765
01/01/2013 to 12/31/2013         179.893111         231.138525         271,096.2227
01/01/2014 to 12/31/2014         231.138525         247.690833         236,170.3509
01/01/2015 to 12/31/2015         247.690833         261.390082         199,035.2915
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         130.143757         124.418214          14,564.1411
01/01/2008 to 12/31/2008         124.418214          76.363335          55,055.3762
01/01/2009 to 12/31/2009          76.363335          98.975235          93,590.3500
01/01/2010 to 12/31/2010          98.975235         108.915613         115,330.8503
01/01/2011 to 12/31/2011         108.915613         105.597072         130,674.4672
01/01/2012 to 12/31/2012         105.597072         122.509209         130,870.7850
01/01/2013 to 12/31/2013         122.509209         161.519113         129,010.1350
01/01/2014 to 12/31/2014         161.519113         176.476375         122,133.2747
01/01/2015 to 12/31/2015         176.476375         176.819643         110,078.0082
--------------------------       ----------         ----------         ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.393340           5.950715         350,255.5712
01/01/2014 to 12/31/2014           5.950715           6.561713         691,820.7303
01/01/2015 to 12/31/2015           6.561713           6.507127       1,036,163.1926
--------------------------       ----------         ----------       --------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      45.479933          48.396178            17,517.5014
01/01/2008 to 12/31/2008      48.396178          27.426138           126,943.3798
01/01/2009 to 12/31/2009      27.426138          36.745478           208,251.2800
01/01/2010 to 12/31/2010      36.745478          42.497923           311,759.0612
01/01/2011 to 12/31/2011      42.497923          40.864330           447,225.0632
01/01/2012 to 12/31/2012      40.864330          46.935281           550,434.6868
01/01/2013 to 12/31/2013      46.935281          60.789198           568,710.4051
01/01/2014 to 12/31/2014      60.789198          67.128129           494,818.1365
01/01/2015 to 12/31/2015      67.128129          66.664115           436,850.8695
--------------------------    ---------          ---------           ------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      41.187807          41.753107            21,610.8330
01/01/2008 to 12/31/2008      41.753107          24.901542           120,050.5419
01/01/2009 to 12/31/2009      24.901542          34.368186           233,595.6800
01/01/2010 to 12/31/2010      34.368186          43.639225           369,529.2124
01/01/2011 to 12/31/2011      43.639225          38.420845           586,830.7763
01/01/2012 to 12/31/2012      38.420845          43.466436           717,764.3069
01/01/2013 to 12/31/2013      43.466436          58.324363           750,517.9531
01/01/2014 to 12/31/2014      58.324363          61.074148           708,384.0056
01/01/2015 to 12/31/2015      61.074148          59.333128           654,340.9148
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      49.664557          47.591776            48,962.2725
01/01/2008 to 12/31/2008      47.591776          33.060519           149,147.9513
01/01/2009 to 12/31/2009      33.060519          44.271867           207,471.7600
01/01/2010 to 12/31/2010      44.271867          49.263034           286,323.6436
01/01/2011 to 12/31/2011      49.263034          49.812387           384,196.5328
01/01/2012 to 12/31/2012      49.812387          55.414367           481,245.7654
01/01/2013 to 12/31/2013      55.414367          62.355652           511,798.6704
01/01/2014 to 12/31/2014      62.355652          64.423595           495,807.1530
01/01/2015 to 12/31/2015      64.423595          59.135098           459,617.9364
--------------------------    ---------          ---------           ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      26.518923          24.620211            70,938.1335
01/01/2008 to 12/31/2008      24.620211          15.290879           222,868.0798
01/01/2009 to 12/31/2009      15.290879          19.034488           315,701.0700
01/01/2010 to 12/31/2010      19.034488          20.902590           408,401.5721
01/01/2011 to 12/31/2011      20.902590          20.428357           546,282.2597
01/01/2012 to 12/31/2012      20.428357          23.046801           575,998.5904
01/01/2013 to 12/31/2013      23.046801          29.193028           555,019.0157
01/01/2014 to 12/31/2014      29.193028          30.883742           516,350.3031
01/01/2015 to 12/31/2015      30.883742          28.994419           449,887.7118
--------------------------    ---------          ---------           ------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.246876           8.776681           21,309.4066
01/01/2008 to 12/31/2008          8.776681           5.805553           59,547.2447
01/01/2009 to 12/31/2009          5.805553           7.405099          139,941.7000
01/01/2010 to 12/31/2010          7.405099           9.377133          323,205.5515
01/01/2011 to 12/31/2011          9.377133           8.912651          670,106.8636
01/01/2012 to 12/31/2012          8.912651          10.419781          912,658.6813
01/01/2013 to 12/31/2013         10.419781          14.019476        1,075,518.5239
01/01/2014 to 12/31/2014         14.019476          13.924388        1,022,212.6590
01/01/2015 to 12/31/2015         13.924388          12.735597          963,715.1263
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.344226          12.832877           34,487.7862
01/01/2008 to 12/31/2008         12.832877          13.459608          148,150.4113
01/01/2009 to 12/31/2009         13.459608          15.775794          379,114.4000
01/01/2010 to 12/31/2010         15.775794          17.830937          634,673.7198
01/01/2011 to 12/31/2011         17.830937          17.456636          945,782.1418
01/01/2012 to 12/31/2012         17.456636          19.835891        1,304,675.6964
01/01/2013 to 12/31/2013         19.835891          19.908639        1,545,588.1450
01/01/2014 to 12/31/2014         19.908639          20.021755        1,429,276.3272
01/01/2015 to 12/31/2015         20.021755          18.921858        1,311,381.5515
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         15.776376          14.892899           60,913.2567
01/01/2008 to 12/31/2008         14.892899           8.764591          228,717.9277
01/01/2009 to 12/31/2009          8.764591          11.647810          362,152.8100
01/01/2010 to 12/31/2010         11.647810          14.380193          443,664.5203
01/01/2011 to 12/31/2011         14.380193          14.552820          661,781.5419
01/01/2012 to 12/31/2012         14.552820          17.061886          771,459.7712
01/01/2013 to 12/31/2013         17.061886          24.901118          871,662.1079
01/01/2014 to 12/31/2014         24.901118          29.607227          887,269.2532
01/01/2015 to 12/31/2015         29.607227          28.732025          866,392.5234
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         34.694580          34.698048           19,032.7861
01/01/2008 to 12/31/2008         34.698048          24.221434          113,895.0003
01/01/2009 to 12/31/2009         24.221434          29.210797          223,948.1300
01/01/2010 to 12/31/2010         29.210797          32.490430          358,622.5413
01/01/2011 to 12/31/2011         32.490430          32.923231          545,022.0115
01/01/2012 to 12/31/2012         32.923231          37.697685          672,145.8301
01/01/2013 to 12/31/2013         37.697685          48.398672          762,386.4631
01/01/2014 to 12/31/2014         48.398672          53.051914          749,138.4770
01/01/2015 to 12/31/2015         53.051914          53.231151          705,999.8247
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.850248          15.163612                0.0000
01/01/2008 to 12/31/2008         15.163612           9.739658          120,689.8626
01/01/2009 to 12/31/2009          9.739658          11.795641          201,044.1600
01/01/2010 to 12/31/2010         11.795641          13.060712          329,082.5188
01/01/2011 to 12/31/2011         13.060712          13.893365          555,934.0197
01/01/2012 to 12/31/2012         13.893365          15.651253          811,166.3445
01/01/2013 to 12/31/2013         15.651253          19.426657          981,351.0855
01/01/2014 to 12/31/2014         19.426657          21.772087        1,003,523.0250
01/01/2015 to 12/31/2015         21.772087          20.547216          947,600.4429
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.607778          17.316087            3,026.1539
01/01/2008 to 12/31/2008         17.316087          10.138735           24,175.6479
01/01/2009 to 12/31/2009         10.138735          14.295706           78,784.0100
01/01/2010 to 12/31/2010         14.295706          17.673648          119,834.8578
01/01/2011 to 12/31/2011         17.673648          17.696599          195,438.7635
01/01/2012 to 12/31/2012         17.696599          20.870801          267,684.7273
01/01/2013 to 12/31/2013         20.870801          30.309557          340,739.4731
01/01/2014 to 12/31/2014         30.309557          31.153809          348,352.8139
01/01/2015 to 12/31/2015         31.153809          29.420663          344,368.7440
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.586621          17.566747           47,005.8522
01/01/2011 to 12/31/2011         17.566747          17.552377          169,956.8446
01/01/2012 to 12/31/2012         17.552377          19.603090          249,989.5673
01/01/2013 to 12/31/2013         19.603090          22.328250          315,170.3369
01/01/2014 to 12/31/2014         22.328250          23.132955          273,432.1019
01/01/2015 to 12/31/2015         23.132955          22.574800          273,443.8335
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.814235          15.885655           39,784.0193
01/01/2008 to 12/31/2008         15.885655           9.817829          266,099.7138
01/01/2009 to 12/31/2009          9.817829          12.844752          347,519.6800
01/01/2010 to 12/31/2010         12.844752          14.676649          378,656.4977
01/01/2011 to 12/31/2011         14.676649          14.159966          435,042.5528
01/01/2012 to 12/31/2012         14.159966          16.204938          533,588.1875
01/01/2013 to 12/31/2013         16.204938          20.244423          471,991.4238
01/01/2014 to 12/31/2014         20.244423          20.929885          437,053.8728
01/01/2015 to 12/31/2015         20.929885          20.208192          430,568.3041
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.632084          16.726619           34,782.3367
01/01/2008 to 12/31/2008         16.726619          11.426676          101,433.9389
01/01/2009 to 12/31/2009         11.426676          17.554209          164,966.0000
01/01/2010 to 12/31/2010         17.554209          19.922959          244,774.7236
01/01/2011 to 12/31/2011         19.922959          20.012954          316,889.8435
01/01/2012 to 12/31/2012         20.012954          23.385266          416,423.3632
01/01/2013 to 12/31/2013         23.385266          24.542821          445,523.5760
01/01/2014 to 12/31/2014         24.542821          23.958639          428,428.2966
01/01/2015 to 12/31/2015         23.958639          22.279377          399,683.2595
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.162481           1.293969        1,670,281.0429
01/01/2014 to 12/31/2014          1.293969           1.382474        4,059,429.3272
01/01/2015 to 12/31/2015          1.382474           1.453930        5,074,539.7108
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         22.919700          24.680431           74,441.3844
01/01/2013 to 12/31/2013         24.680431          26.648757          145,888.7636
01/01/2014 to 12/31/2014         26.648757          27.184978          147,878.9385
01/01/2015 to 12/31/2015         27.184978          25.760769          176,202.9375
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.968410          19.116300          704,630.9909
01/01/2015 to 12/31/2015         19.116300          18.614262          650,834.5566
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.119866           9.637173           16,060.9711
01/01/2008 to 12/31/2008          9.637173           5.260858           56,783.0077
01/01/2009 to 12/31/2009          5.260858           6.811219           94,813.0700
01/01/2010 to 12/31/2010          6.811219           7.886269          147,968.4237
01/01/2011 to 12/31/2011          7.886269           7.264526          240,768.2040
01/01/2012 to 12/31/2012          7.264526           9.171514          351,699.9802
01/01/2013 to 12/31/2013          9.171514           9.278380          370,143.3037
01/01/2014 to 04/25/2014          9.278380           9.762946                0.0000
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         61.154069          47.376362           22,287.2283
01/01/2008 to 12/31/2008         47.376362          29.055513           43,904.7610
01/01/2009 to 12/31/2009         29.055513          36.830427           60,726.9000
01/01/2010 to 12/31/2010         36.830427          47.271572           74,949.6848
01/01/2011 to 12/31/2011         47.271572          49.449300          100,317.1216
01/01/2012 to 12/31/2012         49.449300          56.564981          122,076.5870
01/01/2013 to 12/31/2013         56.564981          57.009647          145,198.2725
01/01/2014 to 04/25/2014         57.009647          63.604481                0.0000
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157916           6.494420          642,973.0607
01/01/2012 to 12/31/2012          6.494420           7.600306          580,313.8273
01/01/2013 to 12/31/2013          7.600306          10.928746          486,576.3585
01/01/2014 to 12/31/2014         10.928746          12.832105          401,843.1238
01/01/2015 to 12/31/2015         12.832105          12.161194          361,002.3257
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.061536          10.395140          140,017.9691
01/01/2008 to 12/31/2008         10.395140           4.658948          511,529.1245
01/01/2009 to 12/31/2009          4.658948           6.348112          583,563.0100
01/01/2010 to 12/31/2010          6.348112           6.729128          649,437.9016
01/01/2011 to 04/29/2011          6.729128           7.158651                0.0000
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.897507          21.862991           26,779.8880
01/01/2013 to 12/31/2013         21.862991          28.174637          120,947.5856
01/01/2014 to 12/31/2014         28.174637          26.213637          142,413.9415
01/01/2015 to 12/31/2015         26.213637          24.717391          156,715.0589
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.928151          12.417100          467,709.0600
01/01/2010 to 12/31/2010         12.417100          14.087223          597,743.2038
01/01/2011 to 12/31/2011         14.087223          13.709014          750,324.7480
01/01/2012 to 12/31/2012         13.709014          16.045268          847,537.8744
01/01/2013 to 12/31/2013         16.045268          21.454330          892,691.3324
01/01/2014 to 12/31/2014         21.454330          23.160916        2,545,967.7468
01/01/2015 to 12/31/2015         23.160916          21.507485        2,393,184.3533
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         28.530979          26.426167           70,865.0947
01/01/2008 to 12/31/2008         26.426167          17.690923          259,479.4939
01/01/2009 to 12/31/2009         17.690923          21.683322          439,625.5000
01/01/2010 to 12/31/2010         21.683322          24.024895          632,859.6050
01/01/2011 to 12/31/2011         24.024895          23.190462          927,131.5257
01/01/2012 to 12/31/2012         23.190462          26.186757        1,095,158.8111
01/01/2013 to 12/31/2013         26.186757          34.594453        1,153,873.8348
01/01/2014 to 04/25/2014         34.594453          34.826263                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         17.463407          15.597594          148,429.5567
01/01/2008 to 12/31/2008         15.597594           9.888519          306,288.6734
01/01/2009 to 05/01/2009          9.888519           9.601624                0.0000
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.182805          39.250330          370,280.4349
01/01/2015 to 12/31/2015         39.250330          35.281400          370,860.4112
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.699939          11.014328           23,476.3867
01/01/2008 to 12/31/2008         11.014328           6.371662          157,256.2425
01/01/2009 to 12/31/2009          6.371662           8.756664          250,332.8700
01/01/2010 to 12/31/2010          8.756664          10.566201          379,790.5531
01/01/2011 to 12/31/2011         10.566201          10.521467          627,227.4506
01/01/2012 to 12/31/2012         10.521467          12.164300          801,628.7313
01/01/2013 to 12/31/2013         12.164300          16.089633          818,197.4881
01/01/2014 to 04/25/2014         16.089633          16.091331                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.801278          16.182367           12,169.7667
01/01/2008 to 12/31/2008         16.182367           9.791616           21,556.0666
01/01/2009 to 12/31/2009          9.791616          12.940371           38,918.8000
01/01/2010 to 12/31/2010         12.940371          16.125829           70,120.1189
01/01/2011 to 12/31/2011         16.125829          15.753764          169,658.1616
01/01/2012 to 12/31/2012         15.753764          18.393286          255,551.3395
01/01/2013 to 12/31/2013         18.393286          25.462792          283,903.2573
01/01/2014 to 12/31/2014         25.462792          27.135827          270,542.8028
01/01/2015 to 12/31/2015         27.135827          26.340586          278,783.3636
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.352986          14.757290           18,226.8373
01/01/2013 to 12/31/2013         14.757290          17.070248           35,350.4858
01/01/2014 to 12/31/2014         17.070248          17.442718           46,360.7866
01/01/2015 to 12/31/2015         17.442718          17.437548           48,769.4488
--------------------------       ---------          ---------           -----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.746262          14.151264           36,648.7597
01/01/2008 to 12/31/2008         14.151264           6.214507          143,585.0594
01/01/2009 to 12/31/2009          6.214507          10.368825          205,099.1600
01/01/2010 to 12/31/2010         10.368825          12.662528          393,156.0422
01/01/2011 to 12/31/2011         12.662528          10.166501          708,230.9483
01/01/2012 to 12/31/2012         10.166501          11.936678          887,776.7552
01/01/2013 to 12/31/2013         11.936678          11.201217        1,080,764.7382
01/01/2014 to 12/31/2014         11.201217          10.340726        1,126,079.6293
01/01/2015 to 12/31/2015         10.340726           8.801662        1,204,710.5926
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.747242          18.098490           25,940.8901
01/01/2008 to 12/31/2008         18.098490          10.301083           93,130.6206
01/01/2009 to 12/31/2009         10.301083          13.384389          171,089.8000
01/01/2010 to 12/31/2010         13.384389          14.725690          187,902.1933
01/01/2011 to 12/31/2011         14.725690          12.984974          238,639.4687
01/01/2012 to 12/31/2012         12.984974          14.965301          291,482.2327
01/01/2013 to 12/31/2013         14.965301          17.625554          304,058.7371
01/01/2014 to 12/31/2014         17.625554          16.196947          311,987.6134
01/01/2015 to 12/31/2015         16.196947          15.712028          285,319.1698
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.549621          13.225582           78,766.6065
01/01/2008 to 12/31/2008         13.225582           6.954573          173,080.2248
01/01/2009 to 12/31/2009          6.954573          10.801752          311,790.0600
01/01/2010 to 12/31/2010         10.801752          14.090534          428,808.3531
01/01/2011 to 12/31/2011         14.090534          12.952618          688,611.1856
01/01/2012 to 12/31/2012         12.952618          13.978149        1,034,189.8572
01/01/2013 to 12/31/2013         13.978149          19.191611        1,142,852.9422
01/01/2014 to 12/31/2014         19.191611          19.145447        1,124,019.8942
01/01/2015 to 12/31/2015         19.145447          17.957964        1,104,360.5187
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         21.409247          20.558104           19,482.4558
01/01/2008 to 12/31/2008         20.558104          12.067882           26,546.6179
01/01/2009 to 12/31/2009         12.067882          16.661518           26,391.4800
01/01/2010 to 12/31/2010         16.661518          19.075379           23,508.2305
01/01/2011 to 12/31/2011         19.075379          17.255449           20,474.3342
01/01/2012 to 12/31/2012         17.255449          20.648336           22,188.2302
01/01/2013 to 12/31/2013         20.648336          25.920812          225,960.7304
01/01/2014 to 12/31/2014         25.920812          26.147246          207,980.9237
01/01/2015 to 12/31/2015         26.147246          26.838736          180,192.3724
--------------------------       ---------          ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         15.013258          14.160547           44,963.0520
01/01/2008 to 12/31/2008         14.160547           8.065451          153,550.5471
01/01/2009 to 12/31/2009          8.065451          10.442720          206,563.0800
01/01/2010 to 12/31/2010         10.442720          11.075637          214,660.5865
01/01/2011 to 04/29/2011         11.075637          12.363115                0.0000
--------------------------       ---------          ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.738234           9.157427           37,222.4647
01/01/2011 to 12/31/2011          9.157427           8.420166          369,155.5547
01/01/2012 to 12/31/2012          8.420166          10.162211          402,210.9755
01/01/2013 to 04/26/2013         10.162211          10.808649                0.0000
--------------------------       ---------          ---------          ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         21.991013          20.819532            4,734.2722
01/01/2008 to 12/31/2008         20.819532          13.808893           94,552.6930
01/01/2009 to 12/31/2009         13.808893          16.894669          251,433.6700
01/01/2010 to 12/31/2010         16.894669          19.391537          461,896.1481
01/01/2011 to 12/31/2011         19.391537          18.280281          789,456.2776
01/01/2012 to 12/31/2012         18.280281          19.963879        1,009,892.2209
01/01/2013 to 12/31/2013         19.963879          26.237256        1,046,431.7826
01/01/2014 to 12/31/2014         26.237256          28.802408          912,908.9154
01/01/2015 to 12/31/2015         28.802408          28.462624          820,579.5320
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.364421           2.584991          279,460.0999
01/01/2014 to 12/31/2014          2.584991           2.831952          650,151.0567
01/01/2015 to 12/31/2015          2.831952           2.789766          785,313.4892
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.550505          20.215468          134,380.7380
01/01/2008 to 12/31/2008         20.215468          17.819243          462,501.6948
01/01/2009 to 12/31/2009         17.819243          23.420710          860,795.4700
01/01/2010 to 12/31/2010         23.420710          25.946030        1,368,224.2697
01/01/2011 to 12/31/2011         25.946030          26.554426        1,954,679.7255
01/01/2012 to 12/31/2012         26.554426          29.271314        2,549,813.1706
01/01/2013 to 12/31/2013         29.271314          29.354266        2,939,487.5303
01/01/2014 to 12/31/2014         29.354266          30.318430        2,753,572.7149
01/01/2015 to 12/31/2015         30.318430          29.553895        2,489,105.3525
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.765037           2.795236        1,066,618.6686
01/01/2014 to 12/31/2014          2.795236           2.881893        2,475,728.7450
01/01/2015 to 12/31/2015          2.881893           2.801131        3,646,058.1281
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.100426          50.412992          210,398.6404
01/01/2015 to 12/31/2015         50.412992          48.051498          199,741.7411
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         38.903616          36.159439           23,844.9984
01/01/2008 to 12/31/2008         36.159439          22.647427          102,878.2278
01/01/2009 to 12/31/2009         22.647427          28.932451          147,983.7500
01/01/2010 to 12/31/2010         28.932451          33.317654          177,310.6615
01/01/2011 to 12/31/2011         33.317654          30.865828          207,549.5904
01/01/2012 to 12/31/2012         30.865828          35.046053          216,508.2190
01/01/2013 to 12/31/2013         35.046053          45.743661          207,579.2821
01/01/2014 to 04/25/2014         45.743661          46.032903                0.0000
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         58.867804          61.273408           22,511.0229
01/01/2013 to 12/31/2013         61.273408          59.902542           41,079.3584
01/01/2014 to 12/31/2014         59.902542          63.187051           41,814.9046
01/01/2015 to 12/31/2015         63.187051          62.614820           40,636.1969
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191979          11.602943           10,990.2700
01/01/2010 to 12/31/2010         11.602943          13.730032           13,968.0071
01/01/2011 to 12/31/2011         13.730032          12.346755           11,536.6727
01/01/2012 to 12/31/2012         12.346755          13.945007           13,303.9930
01/01/2013 to 12/31/2013         13.945007          18.484449           16,259.8177
01/01/2014 to 12/31/2014         18.484449          19.879132           15,759.0740
01/01/2015 to 12/31/2015         19.879132          20.864918           14,992.2517
--------------------------       ---------          ---------        --------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.681925          16.601871          3,075.5502
01/01/2008 to 12/31/2008         16.601871           9.403814         10,417.5642
01/01/2009 to 05/01/2009          9.403814           8.948298              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         23.381858          23.269230         35,974.5477
01/01/2014 to 12/31/2014         23.269230          22.980187        119,966.3171
01/01/2015 to 12/31/2015         22.980187          22.694734        179,037.3659
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.006697          13.891099        453,369.3044
01/01/2011 to 12/31/2011         13.891099          13.719018        777,310.1670
01/01/2012 to 12/31/2012         13.719018          13.547676        745,659.8625
01/01/2013 to 12/31/2013         13.547676          13.379391        487,212.0011
01/01/2014 to 12/31/2014         13.379391          13.213197        281,548.6728
01/01/2015 to 12/31/2015         13.213197          13.049066        243,745.2585
--------------------------       ---------          ---------        ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.741528          14.024189         68,428.3023
01/01/2008 to 12/31/2008         14.024189          14.210187        342,300.3067
01/01/2009 to 12/31/2009         14.210187          14.065060        437,459.0300
01/01/2010 to 04/30/2010         14.065060          14.008136              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.601721          14.091348        142,240.3795
01/01/2013 to 12/31/2013         14.091348          19.028114        128,849.8767
01/01/2014 to 12/31/2014         19.028114          20.434780        112,555.1587
01/01/2015 to 12/31/2015         20.434780          22.307934         93,452.4318
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007         10.088379          10.427507         45,072.0186
01/01/2008 to 12/31/2008         10.427507           5.566883        163,650.9391
01/01/2009 to 12/31/2009          5.566883           7.900384        196,416.1300
01/01/2010 to 12/31/2010          7.900384           8.535439        200,144.1074
01/01/2011 to 12/31/2011          8.535439           8.313253        206,393.5153
01/01/2012 to 04/27/2012          8.313253           9.356948              0.0000
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      16.500941          16.925717            18,294.2186
01/01/2008 to 12/31/2008      16.925717          16.625957           136,633.2503
01/01/2009 to 12/31/2009      16.625957          17.089394           248,852.8100
01/01/2010 to 12/31/2010      17.089394          17.804117           411,849.8625
01/01/2011 to 12/31/2011      17.804117          18.509416           683,634.9190
01/01/2012 to 12/31/2012      18.509416          18.835377           860,870.8406
01/01/2013 to 12/31/2013      18.835377          18.433022           962,864.5096
01/01/2014 to 12/31/2014      18.433022          18.668275           909,027.6780
01/01/2015 to 12/31/2015      18.668275          18.492996           906,818.0006
--------------------------    ---------          ---------           ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.775893          17.124350            48,537.5931
01/01/2008 to 12/31/2008      17.124350          10.484004           210,591.8251
01/01/2009 to 12/31/2009      10.484004          14.172538           308,151.5800
01/01/2010 to 12/31/2010      14.172538          17.223697           418,104.5636
01/01/2011 to 12/31/2011      17.223697          16.604837           545,384.5303
01/01/2012 to 12/31/2012      16.604837          19.295017           546,700.8671
01/01/2013 to 12/31/2013      19.295017          26.796373           506,030.9303
01/01/2014 to 12/31/2014      26.796373          29.547739           454,264.0879
01/01/2015 to 12/31/2015      29.547739          27.402495           437,957.0203
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      37.718670          34.162806            24,298.6086
01/01/2008 to 12/31/2008      34.162806          22.347805            60,324.4137
01/01/2009 to 12/31/2009      22.347805          27.645699            95,831.1700
01/01/2010 to 12/31/2010      27.645699          32.187685           122,112.3004
01/01/2011 to 12/31/2011      32.187685          29.931864           151,046.4382
01/01/2012 to 12/31/2012      29.931864          32.758115           169,622.6565
01/01/2013 to 12/31/2013      32.758115          42.947278           167,243.4457
01/01/2014 to 12/31/2014      42.947278          48.690681           146,092.9047
01/01/2015 to 12/31/2015      48.690681          45.030637           130,973.3863

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      16.090299          15.336630              863,621.2217
01/01/2008 to 12/31/2008      15.336630          11.698654            2,344,585.9063
01/01/2009 to 12/31/2009      11.698654          14.137354            4,200,126.2200
01/01/2010 to 12/31/2010      14.137354          15.625990            6,040,493.7500
01/01/2011 to 12/31/2011      15.625990          15.216510            8,270,103.9323
01/01/2012 to 12/31/2012      15.216510          16.871081            9,505,265.8993
01/01/2013 to 12/31/2013      16.871081          20.787131           10,272,149.5915
01/01/2014 to 12/31/2014      20.787131          22.306405           10,101,165.7184
01/01/2015 to 12/31/2015      22.306405          21.438357            9,673,891.3002
--------------------------    ---------          ---------           ---------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      29.753666          29.934187              129,840.3669
01/01/2008 to 12/31/2008      29.934187          17.562589              544,184.4888
01/01/2009 to 12/31/2009      17.562589          23.376387              972,894.0900
01/01/2010 to 12/31/2010      23.376387          25.971006            1,515,357.3111
01/01/2011 to 12/31/2011      25.971006          23.831796            2,287,337.9683
01/01/2012 to 12/31/2012      23.831796          27.097143            2,931,354.1755
01/01/2013 to 12/31/2013      27.097143          31.737829            3,195,318.6607
01/01/2014 to 12/31/2014      31.737829          31.340394            3,180,359.9353
01/01/2015 to 12/31/2015      31.340394          30.111323            3,070,816.2167
--------------------------    ---------          ---------           ---------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      15.858831          15.940133              128,998.6878
01/01/2008 to 12/31/2008      15.940133          14.255719              592,501.7816
01/01/2009 to 12/31/2009      14.255719          15.837530            1,196,386.3900
01/01/2010 to 12/31/2010      15.837530          16.632166            1,751,820.4179
01/01/2011 to 12/31/2011      16.632166          17.411310            2,266,177.9723
01/01/2012 to 12/31/2012      17.411310          18.099650            2,630,117.4301
01/01/2013 to 12/31/2013      18.099650          17.471554            2,906,658.2526
01/01/2014 to 12/31/2014      17.471554          18.147092            2,927,623.2986
01/01/2015 to 12/31/2015      18.147092          17.952872            2,953,166.6868
--------------------------    ---------          ---------           ---------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      28.686027          29.484154              166,921.3288
01/01/2008 to 12/31/2008      29.484154          17.920831              685,887.9723
01/01/2009 to 12/31/2009      17.920831          25.160223            1,014,838.1400
01/01/2010 to 12/31/2010      25.160223          27.738767            1,337,260.5604
01/01/2011 to 12/31/2011      27.738767          24.935652            1,699,131.5579
01/01/2012 to 12/31/2012      24.935652          30.149991            1,944,459.8596
01/01/2013 to 12/31/2013      30.149991          38.425020            1,991,117.9240
01/01/2014 to 12/31/2014      38.425020          38.786728            1,967,466.3998
01/01/2015 to 12/31/2015      38.786728          40.921195            1,827,932.3765
--------------------------    ---------          ---------           ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          35.180443          35.509401          55,247.2949
01/01/2008 to 12/31/2008          35.509401          16.281942         298,704.8026
01/01/2009 to 12/31/2009          16.281942          25.910183         470,849.5400
01/01/2010 to 12/31/2010          25.910183          31.292776         624,955.9661
01/01/2011 to 12/31/2011          31.292776          24.963205         845,462.9147
01/01/2012 to 12/31/2012          24.963205          29.103502         993,424.6983
01/01/2013 to 12/31/2013          29.103502          36.833241         987,007.3557
01/01/2014 to 12/31/2014          36.833241          37.110732         982,463.5300
01/01/2015 to 12/31/2015          37.110732          36.710425         907,669.8993
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         179.318909         178.738032          72,731.5471
01/01/2008 to 12/31/2008         178.738032          98.796499         312,850.6487
01/01/2009 to 12/31/2009          98.796499         135.887462         550,435.6200
01/01/2010 to 12/31/2010         135.887462         159.111454         738,149.5273
01/01/2011 to 12/31/2011         159.111454         150.268371         900,249.6606
01/01/2012 to 12/31/2012         150.268371         174.765855       1,007,376.9359
01/01/2013 to 12/31/2013         174.765855         224.326453         988,425.0868
01/01/2014 to 12/31/2014         224.326453         240.150718         900,327.1979
01/01/2015 to 12/31/2015         240.150718         253.179686         787,609.4515
--------------------------       ----------         ----------       --------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         127.143698         121.479197          49,142.3863
01/01/2008 to 12/31/2008         121.479197          74.484569         179,109.1709
01/01/2009 to 12/31/2009          74.484569          96.443688         304,702.7200
01/01/2010 to 12/31/2010          96.443688         106.023864         403,388.0020
01/01/2011 to 12/31/2011         106.023864         102.690914         486,295.5496
01/01/2012 to 12/31/2012         102.690914         119.017982         514,945.3469
01/01/2013 to 12/31/2013         119.017982         156.759515         510,133.5198
01/01/2014 to 12/31/2014         156.759515         171.104886         491,566.1299
01/01/2015 to 12/31/2015         171.104886         171.266367         464,654.4929
--------------------------       ----------         ----------       --------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.293887           5.838730         934,251.9567
01/01/2014 to 12/31/2014           5.838730           6.431797       2,388,182.8681
01/01/2015 to 12/31/2015           6.431797           6.371917       3,340,971.1006
--------------------------       ----------         ----------       --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      44.918402          47.770761              71,282.4137
01/01/2008 to 12/31/2008      47.770761          27.044504             421,439.6248
01/01/2009 to 12/31/2009      27.044504          36.197957             766,987.2600
01/01/2010 to 12/31/2010      36.197957          41.822904           1,120,002.0622
01/01/2011 to 12/31/2011      41.822904          40.175147           1,554,858.2943
01/01/2012 to 12/31/2012      40.175147          46.097376           1,920,781.2124
01/01/2013 to 12/31/2013      46.097376          59.644353           1,985,463.5137
01/01/2014 to 12/31/2014      59.644353          65.798095           1,749,503.9923
01/01/2015 to 12/31/2015      65.798095          65.277969           1,564,201.6842
--------------------------    ---------          ---------           --------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      40.842155          41.378549              74,795.4321
01/01/2008 to 12/31/2008      41.378549          24.653365             383,404.0460
01/01/2009 to 12/31/2009      24.653365          33.991678             818,808.5500
01/01/2010 to 12/31/2010      33.991678          43.118083           1,326,915.0387
01/01/2011 to 12/31/2011      43.118083          37.924133           2,034,373.6981
01/01/2012 to 12/31/2012      37.924133          42.861406           2,554,198.0812
01/01/2013 to 12/31/2013      42.861406          57.455098           2,620,475.2037
01/01/2014 to 12/31/2014      57.455098          60.103769           2,516,631.3305
01/01/2015 to 12/31/2015      60.103769          58.332046           2,341,482.5024
--------------------------    ---------          ---------           --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      48.762367          46.699971             144,111.9389
01/01/2008 to 12/31/2008      46.699971          32.408457             439,125.2439
01/01/2009 to 12/31/2009      32.408457          43.355351             681,296.2600
01/01/2010 to 12/31/2010      43.355351          48.195023             920,510.1232
01/01/2011 to 12/31/2011      48.195023          48.683885           1,179,024.2233
01/01/2012 to 12/31/2012      48.683885          54.104558           1,427,128.0070
01/01/2013 to 12/31/2013      54.104558          60.820960           1,527,386.6004
01/01/2014 to 12/31/2014      60.820960          62.775211           1,480,655.6470
01/01/2015 to 12/31/2015      62.775211          57.564423           1,415,594.9047
--------------------------    ---------          ---------           --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      26.240217          24.347239             194,774.7417
01/01/2008 to 12/31/2008      24.347239          15.106154             643,241.5020
01/01/2009 to 12/31/2009      15.106154          18.785753             962,662.9600
01/01/2010 to 12/31/2010      18.785753          20.608847           1,253,132.3614
01/01/2011 to 12/31/2011      20.608847          20.121188           1,553,557.7426
01/01/2012 to 12/31/2012      20.121188          22.677463           1,673,103.8177
01/01/2013 to 12/31/2013      22.677463          28.696513           1,638,942.4954
01/01/2014 to 12/31/2014      28.696513          30.328134           1,571,301.3470
01/01/2015 to 12/31/2015      30.328134          28.444337           1,465,241.9181
--------------------------    ---------          ---------           --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.246568           8.771291           61,266.8173
01/01/2008 to 12/31/2008          8.771291           5.796158          286,385.3998
01/01/2009 to 12/31/2009          5.796158           7.385723          610,721.5000
01/01/2010 to 12/31/2010          7.385723           9.343263        1,141,622.3569
01/01/2011 to 12/31/2011          9.343263           8.871599        2,091,770.3984
01/01/2012 to 12/31/2012          8.871599          10.361374        3,026,921.9408
01/01/2013 to 12/31/2013         10.361374          13.926970        3,274,309.0896
01/01/2014 to 12/31/2014         13.926970          13.818680        3,259,001.6812
01/01/2015 to 12/31/2015         13.818680          12.626278        3,146,120.7277
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.240901          12.718040           97,223.6756
01/01/2008 to 12/31/2008         12.718040          13.325798          511,624.2085
01/01/2009 to 12/31/2009         13.325798          15.603356          988,458.3300
01/01/2010 to 12/31/2010         15.603356          17.618427        1,713,010.9715
01/01/2011 to 12/31/2011         17.618427          17.231392        2,822,479.1844
01/01/2012 to 12/31/2012         17.231392          19.560284        3,834,318.3240
01/01/2013 to 12/31/2013         19.560284          19.612404        4,502,260.2754
01/01/2014 to 12/31/2014         19.612404          19.704124        4,488,623.3892
01/01/2015 to 12/31/2015         19.704124          18.603058        4,266,146.5453
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         15.657089          14.771665          310,139.8536
01/01/2008 to 12/31/2008         14.771665           8.684507          877,887.7594
01/01/2009 to 12/31/2009          8.684507          11.529846        1,438,882.5700
01/01/2010 to 12/31/2010         11.529846          14.220352        1,797,877.5275
01/01/2011 to 12/31/2011         14.220352          14.376707        2,325,681.9625
01/01/2012 to 12/31/2012         14.376707          16.838481        2,731,730.3566
01/01/2013 to 12/31/2013         16.838481          24.550538        3,020,814.1022
01/01/2014 to 12/31/2014         24.550538          29.161234        3,058,768.9960
01/01/2015 to 12/31/2015         29.161234          28.270922        3,123,316.7837
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         34.157584          34.141067          114,895.6415
01/01/2008 to 12/31/2008         34.141067          23.808695          396,642.4198
01/01/2009 to 12/31/2009         23.808695          28.684347          894,218.5300
01/01/2010 to 12/31/2010         28.684347          31.873018        1,431,958.2275
01/01/2011 to 12/31/2011         31.873018          32.265395        2,035,009.8290
01/01/2012 to 12/31/2012         32.265395          36.907355        2,467,770.3327
01/01/2013 to 12/31/2013         36.907355          47.336682        2,769,263.5038
01/01/2014 to 12/31/2014         47.336682          51.835977        2,707,017.2690
01/01/2015 to 12/31/2015         51.835977          51.959133        2,564,136.6292
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.774482          15.084222            6,196.1600
01/01/2008 to 12/31/2008         15.084222           9.678937          353,627.7805
01/01/2009 to 12/31/2009          9.678937          11.710392          889,054.0400
01/01/2010 to 12/31/2010         11.710392          12.953375        1,279,024.5134
01/01/2011 to 12/31/2011         12.953375          13.765450        1,842,476.8200
01/01/2012 to 12/31/2012         13.765450          15.491582        2,617,770.3251
01/01/2013 to 12/31/2013         15.491582          19.209268        3,136,354.9882
01/01/2014 to 12/31/2014         19.209268          21.506943        3,133,800.3228
01/01/2015 to 12/31/2015         21.506943          20.276701        3,078,733.7451
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.474651          17.175135           29,122.1154
01/01/2008 to 12/31/2008         17.175135          10.046098          138,940.8307
01/01/2009 to 12/31/2009         10.046098          14.150931          263,567.0400
01/01/2010 to 12/31/2010         14.150931          17.477201          396,885.6520
01/01/2011 to 12/31/2011         17.477201          17.482442          592,971.5855
01/01/2012 to 12/31/2012         17.482442          20.597525          810,232.6563
01/01/2013 to 12/31/2013         20.597525          29.882840          973,862.2688
01/01/2014 to 12/31/2014         29.882840          30.684505        1,014,590.0198
01/01/2015 to 12/31/2015         30.684505          28.948499          954,060.8336
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.368428          17.324178          102,088.8961
01/01/2011 to 12/31/2011         17.324178          17.292749          332,882.0577
01/01/2012 to 12/31/2012         17.292749          19.293732          454,222.2727
01/01/2013 to 12/31/2013         19.293732          21.953935          567,776.4567
01/01/2014 to 12/31/2014         21.953935          22.722420          560,516.7357
01/01/2015 to 12/31/2015         22.722420          22.152008          556,608.5589
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.641527          15.713307          306,197.3429
01/01/2008 to 12/31/2008         15.713307           9.701558          829,686.0159
01/01/2009 to 12/31/2009          9.701558          12.679953        1,275,411.0500
01/01/2010 to 12/31/2010         12.679953          14.473884        1,442,897.9378
01/01/2011 to 12/31/2011         14.473884          13.950410        1,684,307.9565
01/01/2012 to 12/31/2012         13.950410          15.949086        1,767,225.1759
01/01/2013 to 12/31/2013         15.949086          19.904896        1,707,373.4513
01/01/2014 to 12/31/2014         19.904896          20.558296        1,628,354.3110
01/01/2015 to 12/31/2015         20.558296          19.829575        1,506,486.1735
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.472548          16.565603           102,205.3817
01/01/2008 to 12/31/2008         16.565603          11.305325           224,935.3830
01/01/2009 to 12/31/2009         11.305325          17.350454           356,196.8200
01/01/2010 to 12/31/2010         17.350454          19.672044           542,519.3518
01/01/2011 to 12/31/2011         19.672044          19.741211           742,657.8192
01/01/2012 to 12/31/2012         19.741211          23.044568           971,852.2205
01/01/2013 to 12/31/2013         23.044568          24.161094         1,123,031.7053
01/01/2014 to 12/31/2014         24.161094          23.562425         1,154,585.5844
01/01/2015 to 12/31/2015         23.562425          21.889026         1,125,444.9002
--------------------------       ---------          ---------         --------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.156331           1.286627         5,106,256.0867
01/01/2014 to 12/31/2014          1.286627           1.373256        12,952,323.5953
01/01/2015 to 12/31/2015          1.373256           1.442792        17,657,905.7025
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         12.854692          13.832930           188,216.7981
01/01/2013 to 12/31/2013         13.832930          14.921220           523,293.2031
01/01/2014 to 12/31/2014         14.921220          15.206253           651,424.7167
01/01/2015 to 12/31/2015         15.206253          14.395200           696,103.0702
--------------------------       ---------          ---------        ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.789649          18.913324         2,273,414.8045
01/01/2015 to 12/31/2015         18.913324          18.398208         2,118,944.4638
--------------------------       ---------          ---------        ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.114266           9.626692            56,435.9895
01/01/2008 to 12/31/2008          9.626692           5.249851           146,198.2840
01/01/2009 to 12/31/2009          5.249851           6.790173           227,842.4300
01/01/2010 to 12/31/2010          6.790173           7.854058           398,757.0802
01/01/2011 to 12/31/2011          7.854058           7.227635           679,963.5574
01/01/2012 to 12/31/2012          7.227635           9.115779           948,346.2062
01/01/2013 to 12/31/2013          9.115779           9.212778         1,178,412.6456
01/01/2014 to 04/25/2014          9.212778           9.690866                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         60.429647          46.787784           58,317.9574
01/01/2008 to 12/31/2008         46.787784          28.665633          151,290.9798
01/01/2009 to 12/31/2009         28.665633          36.299860          238,764.6700
01/01/2010 to 12/31/2010         36.299860          46.544128          280,709.2982
01/01/2011 to 12/31/2011         46.544128          48.639810          362,240.5893
01/01/2012 to 12/31/2012         48.639810          55.583143          440,821.4127
01/01/2013 to 12/31/2013         55.583143          55.964101          500,804.5361
01/01/2014 to 04/25/2014         55.964101          62.418347                0.0000
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.118594           6.454456        1,777,137.5393
01/01/2012 to 12/31/2012          6.454456           7.545950        1,583,920.1936
01/01/2013 to 12/31/2013          7.545950          10.839755        1,341,218.9831
01/01/2014 to 12/31/2014         10.839755          12.714901        1,155,131.8736
01/01/2015 to 12/31/2015         12.714901          12.038069        1,031,924.9282
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.042449          10.372627          427,378.3028
01/01/2008 to 12/31/2008         10.372627           4.644177        1,521,800.9408
01/01/2009 to 12/31/2009          4.644177           6.321660        1,822,173.0700
01/01/2010 to 12/31/2010          6.321660           6.694398        1,869,589.8923
01/01/2011 to 04/29/2011          6.694398           7.119384                0.0000
--------------------------       ---------          ---------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.698919          21.618736           79,913.7490
01/01/2013 to 12/31/2013         21.618736          27.832051          346,489.6617
01/01/2014 to 12/31/2014         27.832051          25.869009          480,952.6447
01/01/2015 to 12/31/2015         25.869009          24.368044          527,650.7355
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.829129          12.285159        1,477,258.1400
01/01/2010 to 12/31/2010         12.285159          13.923618        1,971,935.7205
01/01/2011 to 12/31/2011         13.923618          13.536283        2,486,218.4815
01/01/2012 to 12/31/2012         13.536283          15.827186        2,627,511.8580
01/01/2013 to 12/31/2013         15.827186          21.141599        2,678,635.1638
01/01/2014 to 12/31/2014         21.141599          22.800499        8,229,231.6401
01/01/2015 to 12/31/2015         22.800499          21.151631        7,865,178.7187
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         28.234608          26.136393          218,556.9271
01/01/2008 to 12/31/2008         26.136393          17.479358          749,520.8083
01/01/2009 to 12/31/2009         17.479358          21.402603        1,404,256.4600
01/01/2010 to 12/31/2010         21.402603          23.690185        2,078,654.9001
01/01/2011 to 12/31/2011         23.690185          22.844567        2,939,642.6134
01/01/2012 to 12/31/2012         22.844567          25.770263        3,533,550.2270
01/01/2013 to 12/31/2013         25.770263          34.010243        3,702,109.7537
01/01/2014 to 04/25/2014         34.010243          34.227351                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         17.322642          15.462835          365,227.4497
01/01/2008 to 12/31/2008         15.462835           9.793233          918,010.0763
01/01/2009 to 05/01/2009          9.793233           9.505935                0.0000
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         35.583768          38.574412          902,723.9666
01/01/2015 to 12/31/2015         38.574412          34.639159          891,815.8274
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.693987          11.002300          102,070.3716
01/01/2008 to 12/31/2008         11.002300           6.358307          372,167.3809
01/01/2009 to 12/31/2009          6.358307           8.729580          591,535.3600
01/01/2010 to 12/31/2010          8.729580          10.523007          933,727.8252
01/01/2011 to 12/31/2011         10.523007          10.468005        1,544,773.8085
01/01/2012 to 12/31/2012         10.468005          12.090336        1,890,064.8190
01/01/2013 to 12/31/2013         12.090336          15.975835        2,066,042.3123
01/01/2014 to 04/25/2014         15.975835          15.972485                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.706675          16.081855           25,947.6947
01/01/2008 to 12/31/2008         16.081855           9.721020           60,278.0076
01/01/2009 to 12/31/2009          9.721020          12.834234          103,266.8000
01/01/2010 to 12/31/2010         12.834234          15.977602          175,142.3980
01/01/2011 to 12/31/2011         15.977602          15.593388          501,236.0117
01/01/2012 to 12/31/2012         15.593388          18.187756          674,352.6310
01/01/2013 to 12/31/2013         18.187756          25.153131          725,258.9602
01/01/2014 to 12/31/2014         25.153131          26.779030          719,644.6334
01/01/2015 to 12/31/2015         26.779030          25.968262          763,760.0655
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.266993          14.659036           35,889.2841
01/01/2013 to 12/31/2013         14.659036          16.939659           86,078.9971
01/01/2014 to 12/31/2014         16.939659          17.291982          100,957.9008
01/01/2015 to 12/31/2015         17.291982          17.269579          105,911.4301
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.733425          14.127557           69,904.0976
01/01/2008 to 12/31/2008         14.127557           6.197852          448,774.8619
01/01/2009 to 12/31/2009          6.197852          10.330710          805,909.9400
01/01/2010 to 12/31/2010         10.330710          12.603398        1,326,448.5867
01/01/2011 to 12/31/2011         12.603398          10.108923        2,153,863.8253
01/01/2012 to 12/31/2012         10.108923          11.857156        2,841,719.5837
01/01/2013 to 12/31/2013         11.857156          11.115473        3,526,259.7621
01/01/2014 to 12/31/2014         11.115473          10.251307        3,810,628.4037
01/01/2015 to 12/31/2015         10.251307           8.716820        4,013,664.1734
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.635745          17.974290           72,693.7584
01/01/2008 to 12/31/2008         17.974290          10.220113          282,941.0861
01/01/2009 to 12/31/2009         10.220113          13.265913          434,981.4300
01/01/2010 to 12/31/2010         13.265913          14.580776          563,668.8461
01/01/2011 to 12/31/2011         14.580776          12.844353          719,075.9490
01/01/2012 to 12/31/2012         12.844353          14.788370          802,712.2790
01/01/2013 to 12/31/2013         14.788370          17.399776          815,186.0576
01/01/2014 to 12/31/2014         17.399776          15.973483          860,181.2912
01/01/2015 to 12/31/2015         15.973483          15.479764          872,377.5928
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.470755          13.134798          144,237.7573
01/01/2008 to 12/31/2008         13.134798           6.899890          503,187.3770
01/01/2009 to 12/31/2009          6.899890          10.706115          871,527.2700
01/01/2010 to 12/31/2010         10.706115          13.951843        1,313,975.7709
01/01/2011 to 12/31/2011         13.951843          12.812332        2,221,001.1832
01/01/2012 to 12/31/2012         12.812332          13.812865        3,399,809.0349
01/01/2013 to 12/31/2013         13.812865          18.945749        3,700,597.9136
01/01/2014 to 12/31/2014         18.945749          18.881285        3,687,921.7454
01/01/2015 to 12/31/2015         18.881285          17.692477        3,579,698.5130
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         21.190896          20.336557           39,373.9603
01/01/2008 to 12/31/2008         20.336557          11.925839          117,435.8209
01/01/2009 to 12/31/2009         11.925839          16.448952          137,056.2100
01/01/2010 to 12/31/2010         16.448952          18.813221          122,511.6579
01/01/2011 to 12/31/2011         18.813221          17.001316          112,637.7454
01/01/2012 to 12/31/2012         17.001316          20.323808          103,818.6780
01/01/2013 to 12/31/2013         20.323808          25.487940          757,791.0570
01/01/2014 to 12/31/2014         25.487940          25.684898          707,926.6011
01/01/2015 to 12/31/2015         25.684898          26.337804          638,588.2974
--------------------------       ---------          ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         14.887589          14.033818          151,813.5214
01/01/2008 to 12/31/2008         14.033818           7.985241          525,074.9280
01/01/2009 to 12/31/2009          7.985241          10.328537          799,558.9000
01/01/2010 to 12/31/2010         10.328537          10.943598          853,046.6388
01/01/2011 to 04/29/2011         10.943598          12.211748                0.0000
--------------------------       ---------          ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.720553           9.132845          129,865.2640
01/01/2011 to 12/31/2011          9.132845           8.389181        1,292,234.3154
01/01/2012 to 12/31/2012          8.389181          10.114650        1,406,266.8683
01/01/2013 to 04/26/2013         10.114650          10.754644                0.0000
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         21.699888          20.531924           21,618.3489
01/01/2008 to 12/31/2008         20.531924          13.604457          289,852.3745
01/01/2009 to 12/31/2009         13.604457          16.627915          965,164.1700
01/01/2010 to 12/31/2010         16.627915          19.066306        1,798,904.8643
01/01/2011 to 12/31/2011         19.066306          17.955760        2,821,297.3546
01/01/2012 to 12/31/2012         17.955760          19.589776        3,608,903.8770
01/01/2013 to 12/31/2013         19.589776          25.719889        3,619,764.3825
01/01/2014 to 12/31/2014         25.719889          28.206249        3,254,098.1120
01/01/2015 to 12/31/2015         28.206249          27.845642        2,961,368.0820
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         12.018836          13.134968          178,011.8300
01/01/2014 to 12/31/2014         13.134968          14.375457          530,981.1239
01/01/2015 to 12/31/2015         14.375457          14.147164          727,179.0421
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.299449          19.944234           406,264.6248
01/01/2008 to 12/31/2008         19.944234          17.562540         1,426,392.3168
01/01/2009 to 12/31/2009         17.562540          23.060271         2,717,407.8800
01/01/2010 to 12/31/2010         23.060271          25.521213         4,341,633.0528
01/01/2011 to 12/31/2011         25.521213          26.093622         6,236,451.3564
01/01/2012 to 12/31/2012         26.093622          28.734479         8,067,160.1492
01/01/2013 to 12/31/2013         28.734479          28.787115         9,375,335.9363
01/01/2014 to 12/31/2014         28.787115          29.702944         8,993,793.3396
01/01/2015 to 12/31/2015         29.702944          28.924993         8,347,043.7306
--------------------------       ---------          ---------         --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.712562           2.741129         2,554,309.4261
01/01/2014 to 12/31/2014          2.741129           2.823285         8,018,626.9585
01/01/2015 to 12/31/2015          2.823285           2.741422        11,935,812.2126
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         45.169501          49.361586           764,172.6868
01/01/2015 to 12/31/2015         49.361586          47.002316           729,357.7400
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         38.382457          35.654217           118,021.1065
01/01/2008 to 12/31/2008         35.654217          22.308557           302,021.7879
01/01/2009 to 12/31/2009         22.308557          28.471051           477,813.1400
01/01/2010 to 12/31/2010         28.471051          32.753593           588,978.5012
01/01/2011 to 12/31/2011         32.753593          30.313000           701,494.4004
01/01/2012 to 12/31/2012         30.313000          34.383791           781,638.1839
01/01/2013 to 12/31/2013         34.383791          44.834435           785,654.4512
01/01/2014 to 04/25/2014         44.834435          45.103711                 0.0000
--------------------------       ---------          ---------        ---------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         57.203074          59.500724            30,126.4741
01/01/2013 to 12/31/2013         59.500724          58.111385            48,577.5586
01/01/2014 to 12/31/2014         58.111385          61.236445            57,394.4146
01/01/2015 to 12/31/2015         61.236445          60.621240           108,381.4540
--------------------------       ---------          ---------        ---------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.067965          11.438865            51,334.9100
01/01/2010 to 12/31/2010         11.438865          13.522364            49,210.5882
01/01/2011 to 12/31/2011         13.522364          12.147879            45,340.0910
01/01/2012 to 12/31/2012         12.147879          13.706610            42,825.7468
01/01/2013 to 12/31/2013         13.706610          18.150303            42,981.6944
01/01/2014 to 12/31/2014         18.150303          19.500268            36,523.7948
01/01/2015 to 12/31/2015         19.500268          20.446812            33,937.3885
--------------------------       ---------          ---------        ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.488650          16.399946           10,874.6341
01/01/2008 to 12/31/2008         16.399946           9.280102           43,359.5651
01/01/2009 to 05/01/2009          9.280102           8.827642                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         22.691474          22.573450          132,841.4033
01/01/2014 to 12/31/2014         22.573450          22.270772          211,722.3795
01/01/2015 to 12/31/2015         22.270772          21.972153          359,634.2659
--------------------------       ---------          ---------          ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.785892          13.663056          870,069.8690
01/01/2011 to 12/31/2011         13.663056          13.480353        1,393,417.7913
01/01/2012 to 12/31/2012         13.480353          13.298616        1,468,170.3437
01/01/2013 to 12/31/2013         13.298616          13.120301        1,035,163.0769
01/01/2014 to 12/31/2014         13.120301          12.944376          752,860.9609
01/01/2015 to 12/31/2015         12.944376          12.770810          610,933.8979
--------------------------       ---------          ---------        --------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.564491          13.835434          153,367.6427
01/01/2008 to 12/31/2008         13.835434          14.004883          822,378.9923
01/01/2009 to 12/31/2009         14.004883          13.848000          890,115.7400
01/01/2010 to 04/30/2010         13.848000          13.787422                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.456371          13.941721          563,768.4028
01/01/2013 to 12/31/2013         13.941721          18.807266          519,198.3226
01/01/2014 to 12/31/2014         18.807266          20.177425          466,625.7156
01/01/2015 to 12/31/2015         20.177425          22.004980          393,406.0534
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007         10.024980          10.355931          150,190.5441
01/01/2008 to 12/31/2008         10.355931           5.523112          578,719.4985
01/01/2009 to 12/31/2009          5.523112           7.830435          713,911.9100
01/01/2010 to 12/31/2010          7.830435           8.451421          814,999.8082
01/01/2011 to 12/31/2011          8.451421           8.223214          888,311.2530
01/01/2012 to 04/27/2012          8.223214           9.252594                0.0000
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      16.294475          16.704186              57,928.3203
01/01/2008 to 12/31/2008      16.704186          16.391910             335,937.9616
01/01/2009 to 12/31/2009      16.391910          16.831991             887,102.2100
01/01/2010 to 12/31/2010      16.831991          17.518429           1,544,666.0277
01/01/2011 to 12/31/2011      17.518429          18.194266           2,283,326.3250
01/01/2012 to 12/31/2012      18.194266          18.496078           2,977,041.7354
01/01/2013 to 12/31/2013      18.496078          18.082883           3,152,666.3425
01/01/2014 to 12/31/2014      18.082883          18.295368           3,109,459.6365
01/01/2015 to 12/31/2015      18.295368          18.105479           3,183,181.7933
--------------------------    ---------          ---------           --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.657622          17.013951             163,383.4664
01/01/2008 to 12/31/2008      17.013951          10.405945             631,577.4392
01/01/2009 to 12/31/2009      10.405945          14.052951           1,109,738.0400
01/01/2010 to 12/31/2010      14.052951          17.061319           1,478,440.2722
01/01/2011 to 12/31/2011      17.061319          16.431887           1,728,018.9633
01/01/2012 to 12/31/2012      16.431887          19.074874           1,754,225.9717
01/01/2013 to 12/31/2013      19.074874          26.464204           1,628,921.2948
01/01/2014 to 12/31/2014      26.464204          29.152306           1,544,993.4146
01/01/2015 to 12/31/2015      29.152306          27.008745           1,435,883.1604
--------------------------    ---------          ---------           --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      37.259084          33.726846              63,805.4757
01/01/2008 to 12/31/2008      33.726846          22.040453             166,683.1217
01/01/2009 to 12/31/2009      22.040453          27.238235             241,788.9800
01/01/2010 to 12/31/2010      27.238235          31.681622             330,085.7844
01/01/2011 to 12/31/2011      31.681622          29.431873             433,834.9014
01/01/2012 to 12/31/2012      29.431873          32.178558             496,743.5348
01/01/2013 to 12/31/2013      32.178558          42.145330             499,712.7978
01/01/2014 to 12/31/2014      42.145330          47.733745             472,893.4550
01/01/2015 to 12/31/2015      47.733745          44.101499             455,357.7770

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      16.024683          15.265172             5,936.1315
01/01/2008 to 12/31/2008      15.265172          11.632456            17,689.4005
01/01/2009 to 12/31/2009      11.632456          14.043308            24,082.0100
01/01/2010 to 12/31/2010      14.043308          15.506536            29,144.8688
01/01/2011 to 12/31/2011      15.506536          15.085123            38,933.1993
01/01/2012 to 12/31/2012      15.085123          16.708603            41,557.5008
01/01/2013 to 12/31/2013      16.708603          20.566372            43,183.9980
01/01/2014 to 12/31/2014      20.566372          22.047451            46,591.8209
01/01/2015 to 12/31/2015      22.047451          21.168293            42,435.7147
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      29.337603          29.498372               912.5231
01/01/2008 to 12/31/2008      29.498372          17.289505             4,282.3751
01/01/2009 to 12/31/2009      17.289505          22.989907             4,495.2400
01/01/2010 to 12/31/2010      22.989907          25.516127             7,685.6596
01/01/2011 to 12/31/2011      25.516127          23.391008             9,337.0271
01/01/2012 to 12/31/2012      23.391008          26.569247            12,926.9533
01/01/2013 to 12/31/2013      26.569247          31.088433            16,208.6890
01/01/2014 to 12/31/2014      31.088433          30.668434            17,180.5801
01/01/2015 to 12/31/2015      30.668434          29.436243            17,391.0152
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      15.699580          15.770859                 0.0000
01/01/2008 to 12/31/2008      15.770859          14.090191             3,311.2555
01/01/2009 to 12/31/2009      14.090191          15.637995             3,355.2000
01/01/2010 to 12/31/2010      15.637995          16.406209             9,198.2529
01/01/2011 to 12/31/2011      16.406209          17.157652            20,423.4456
01/01/2012 to 12/31/2012      17.157652          17.818041            23,690.4636
01/01/2013 to 12/31/2013      17.818041          17.182521            23,455.1260
01/01/2014 to 12/31/2014      17.182521          17.829047            23,703.7366
01/01/2015 to 12/31/2015      17.829047          17.620597            21,858.2048
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      28.397982          29.171066             1,460.1421
01/01/2008 to 12/31/2008      29.171066          17.712721             3,463.7591
01/01/2009 to 12/31/2009      17.712721          24.843194             3,783.8100
01/01/2010 to 12/31/2010      24.843194          27.361898             3,817.5421
01/01/2011 to 12/31/2011      27.361898          24.572313             4,808.7213
01/01/2012 to 12/31/2012      24.572313          29.680835             7,037.4763
01/01/2013 to 12/31/2013      29.680835          37.789311             9,333.6259
01/01/2014 to 12/31/2014      37.789311          38.106900             7,994.1589
01/01/2015 to 12/31/2015      38.106900          40.163764             7,609.7657
--------------------------    ---------          ---------            -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          34.861990          35.167439           593.8084
01/01/2008 to 12/31/2008          35.167439          16.108921         3,968.4144
01/01/2009 to 12/31/2009          16.108921          25.609244         6,973.9100
01/01/2010 to 12/31/2010          25.609244          30.898444         7,469.4119
01/01/2011 to 12/31/2011          30.898444          24.624013         6,400.4884
01/01/2012 to 12/31/2012          24.624013          28.679214         8,125.5847
01/01/2013 to 12/31/2013          28.679214          36.260014         7,964.8861
01/01/2014 to 12/31/2014          36.260014          36.496653         7,368.8201
01/01/2015 to 12/31/2015          36.496653          36.066858         6,788.6471
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         175.184553         174.515152           336.4807
01/01/2008 to 12/31/2008         174.515152          96.365336         1,565.7262
01/01/2009 to 12/31/2009          96.365336         132.411099         1,747.8900
01/01/2010 to 12/31/2010         132.411099         154.886143         3,635.3581
01/01/2011 to 12/31/2011         154.886143         146.131949         7,855.3466
01/01/2012 to 12/31/2012         146.131949         169.784391         9,673.2459
01/01/2013 to 12/31/2013         169.784391         217.714625         8,911.2561
01/01/2014 to 12/31/2014         217.714625         232.839494         7,758.4554
01/01/2015 to 12/31/2015         232.839494         245.226415         6,083.3784
--------------------------       ----------         ----------         ----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         124.212781         118.609587           532.7440
01/01/2008 to 12/31/2008         118.609587          72.651987           900.4125
01/01/2009 to 12/31/2009          72.651987          93.976807         1,777.8700
01/01/2010 to 12/31/2010          93.976807         103.208759         2,638.5604
01/01/2011 to 12/31/2011         103.208759          99.864573         5,286.5532
01/01/2012 to 12/31/2012          99.864573         115.626013         4,322.3386
01/01/2013 to 12/31/2013         115.626013         152.139809         3,950.4263
01/01/2014 to 12/31/2014         152.139809         165.896435         3,403.6578
01/01/2015 to 12/31/2015         165.896435         165.886981         2,713.0945
--------------------------       ----------         ----------         ----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.196231           5.728812        18,394.6660
01/01/2014 to 12/31/2014           5.728812           6.304406        39,236.0800
01/01/2015 to 12/31/2015           6.304406           6.239468        40,587.6605
--------------------------       ----------         ----------        -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      44.363797          47.153417               684.3281
01/01/2008 to 12/31/2008      47.153417          26.668165             2,841.9098
01/01/2009 to 12/31/2009      26.668165          35.658560             4,745.0000
01/01/2010 to 12/31/2010      35.658560          41.158553             5,928.3570
01/01/2011 to 12/31/2011      41.158553          39.497520             7,466.3304
01/01/2012 to 12/31/2012      39.497520          45.274337            10,925.8274
01/01/2013 to 12/31/2013      45.274337          58.520928            14,521.8197
01/01/2014 to 12/31/2014      58.520928          64.494234            13,243.0117
01/01/2015 to 12/31/2015      64.494234          63.920443            10,395.5969
--------------------------    ---------          ---------            -----------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      40.499403          41.007349               524.3308
01/01/2008 to 12/31/2008      41.007349          24.407650             1,540.0447
01/01/2009 to 12/31/2009      24.407650          33.619266             1,393.6100
01/01/2010 to 12/31/2010      33.619266          42.603113             6,609.0188
01/01/2011 to 12/31/2011      42.603113          37.433785            10,697.4885
01/01/2012 to 12/31/2012      37.433785          42.264715            13,294.3338
01/01/2013 to 12/31/2013      42.264715          56.598659            15,461.4490
01/01/2014 to 12/31/2014      56.598659          59.148650            13,382.9697
01/01/2015 to 12/31/2015      59.148650          57.347680            13,033.5388
--------------------------    ---------          ---------            -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      47.876544          45.824856                 0.0000
01/01/2008 to 12/31/2008      45.824856          31.769230             2,214.1931
01/01/2009 to 12/31/2009      31.769230          42.457758             2,467.7800
01/01/2010 to 12/31/2010      42.457758          47.150092             3,364.0831
01/01/2011 to 12/31/2011      47.150092          47.580855            10,777.1188
01/01/2012 to 12/31/2012      47.580855          52.825586            13,401.6369
01/01/2013 to 12/31/2013      52.825586          59.323879            11,491.9646
01/01/2014 to 12/31/2014      59.323879          61.168817            10,919.3788
01/01/2015 to 12/31/2015      61.168817          56.035274             9,854.0013
--------------------------    ---------          ---------            -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      25.964438          24.077291                 0.0000
01/01/2008 to 12/31/2008      24.077291          14.923655               765.1709
01/01/2009 to 12/31/2009      14.923655          18.540252             1,782.4400
01/01/2010 to 12/31/2010      18.540252          20.319207             4,444.6293
01/01/2011 to 12/31/2011      20.319207          19.818607             6,740.7741
01/01/2012 to 12/31/2012      19.818607          22.314001            10,049.6229
01/01/2013 to 12/31/2013      22.314001          28.208377             9,375.8877
01/01/2014 to 12/31/2014      28.208377          29.782441             8,399.9003
01/01/2015 to 12/31/2015      29.782441          27.904606             7,114.6834
--------------------------    ---------          ---------            -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.246260           8.765903              0.0000
01/01/2008 to 12/31/2008          8.765903           5.786775          1,139.7671
01/01/2009 to 12/31/2009          5.786775           7.366390            598.3700
01/01/2010 to 12/31/2010          7.366390           9.309503          1,749.8993
01/01/2011 to 12/31/2011          9.309503           8.830722         10,502.9617
01/01/2012 to 12/31/2012          8.830722          10.303272         25,539.9266
01/01/2013 to 12/31/2013         10.303272          13.835040         26,378.7868
01/01/2014 to 12/31/2014         13.835040          13.713736         26,693.3288
01/01/2015 to 12/31/2015         13.713736          12.517857         20,718.2436
--------------------------       ---------          ---------         -----------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.138441          12.604229            564.9051
01/01/2008 to 12/31/2008         12.604229          13.193313          7,547.5283
01/01/2009 to 12/31/2009         13.193313          15.432789          7,971.7800
01/01/2010 to 12/31/2010         15.432789          17.408428         16,769.8510
01/01/2011 to 12/31/2011         17.408428          17.009028         25,680.8424
01/01/2012 to 12/31/2012         17.009028          19.288468         26,762.0355
01/01/2013 to 12/31/2013         19.288468          19.320531         31,840.3304
01/01/2014 to 12/31/2014         19.320531          19.391480         25,964.0147
01/01/2015 to 12/31/2015         19.391480          18.289574         21,206.1471
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         15.538704          14.651417            219.1382
01/01/2008 to 12/31/2008         14.651417           8.605150         13,291.0887
01/01/2009 to 12/31/2009          8.605150          11.413068         12,184.2300
01/01/2010 to 12/31/2010         11.413068          14.062270         11,487.7453
01/01/2011 to 12/31/2011         14.062270          14.202703          6,709.2443
01/01/2012 to 12/31/2012         14.202703          16.617968          8,988.7123
01/01/2013 to 12/31/2013         16.617968          24.204839         12,062.4245
01/01/2014 to 12/31/2014         24.204839          28.721882         13,232.4297
01/01/2015 to 12/31/2015         28.721882          27.817135         19,094.6866
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         33.628882          33.593008            885.9661
01/01/2008 to 12/31/2008         33.593008          23.402968          5,383.0584
01/01/2009 to 12/31/2009         23.402968          28.167347          7,513.6000
01/01/2010 to 12/31/2010         28.167347          31.267288          9,715.8589
01/01/2011 to 12/31/2011         31.267288          31.620639          7,401.3409
01/01/2012 to 12/31/2012         31.620639          36.133506          8,067.9323
01/01/2013 to 12/31/2013         36.133506          46.297865         10,193.5499
01/01/2014 to 12/31/2014         46.297865          50.647749         10,051.1304
01/01/2015 to 12/31/2015         50.647749          50.717333         11,310.9226
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.699075          15.005218              0.0000
01/01/2008 to 12/31/2008         15.005218           9.618572          1,003.2130
01/01/2009 to 12/31/2009          9.618572          11.625727          4,068.9700
01/01/2010 to 12/31/2010         11.625727          12.846880          4,010.2134
01/01/2011 to 12/31/2011         12.846880          13.638666          2,822.0112
01/01/2012 to 12/31/2012         13.638666          15.333481          6,325.1884
01/01/2013 to 12/31/2013         15.333481          18.994232          7,423.4141
01/01/2014 to 12/31/2014         18.994232          21.244931          8,767.3470
01/01/2015 to 12/31/2015         21.244931          20.009650         11,230.5968
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.342529          17.035328              0.0000
01/01/2008 to 12/31/2008         17.035328           9.954303              0.0000
01/01/2009 to 12/31/2009          9.954303          14.007610              0.0000
01/01/2010 to 12/31/2010         14.007610          17.282918              0.0000
01/01/2011 to 12/31/2011         17.282918          17.270849            286.5695
01/01/2012 to 12/31/2012         17.270849          20.327788          1,190.0379
01/01/2013 to 12/31/2013         20.327788          29.462062          1,058.1098
01/01/2014 to 12/31/2014         29.462062          30.222190          1,781.8473
01/01/2015 to 12/31/2015         30.222190          28.483826          2,236.9482
--------------------------       ---------          ---------         -----------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.153025          17.084871              0.0000
01/01/2011 to 12/31/2011         17.084871          17.036867              0.0000
01/01/2012 to 12/31/2012         17.036867          18.989144          1,114.6900
01/01/2013 to 12/31/2013         18.989144          21.585760          1,110.3224
01/01/2014 to 12/31/2014         21.585760          22.319023          2,195.4578
01/01/2015 to 12/31/2015         22.319023          21.736981          2,025.7757
--------------------------       ---------          ---------         -----------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.470592          15.542827              0.0000
01/01/2008 to 12/31/2008         15.542827           9.586659              0.0000
01/01/2009 to 12/31/2009          9.586659          12.517257          3,423.6000
01/01/2010 to 12/31/2010         12.517257          14.273902          3,397.0049
01/01/2011 to 12/31/2011         14.273902          13.743934          2,436.5631
01/01/2012 to 12/31/2012         13.743934          15.697242          2,208.3252
01/01/2013 to 12/31/2013         15.697242          19.571019          2,065.8271
01/01/2014 to 12/31/2014         19.571019          20.193250          1,953.3648
01/01/2015 to 12/31/2015         20.193250          19.457992          1,713.3088
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.314454          16.406135              0.0000
01/01/2008 to 12/31/2008         16.406135          11.185257          1,367.2203
01/01/2009 to 12/31/2009         11.185257          17.149050          3,076.3600
01/01/2010 to 12/31/2010         17.149050          19.424267          2,069.2673
01/01/2011 to 12/31/2011         19.424267          19.473127          5,437.8214
01/01/2012 to 12/31/2012         19.473127          22.708789          8,674.2565
01/01/2013 to 12/31/2013         22.708789          23.785249          8,884.8681
01/01/2014 to 12/31/2014         23.785249          23.172701          6,612.5106
01/01/2015 to 12/31/2015         23.172701          21.505450          6,318.5731
--------------------------       ---------          ---------          ----------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013         11.502113          12.793233          2,607.0285
01/01/2014 to 12/31/2014         12.793233          13.640962          7,099.4962
01/01/2015 to 12/31/2015         13.640962          14.317353         24,541.4867
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         22.212415          23.886740          7,944.6206
01/01/2013 to 12/31/2013         23.886740          25.740253          5,157.5022
01/01/2014 to 12/31/2014         25.740253          26.205737          4,605.6550
01/01/2015 to 12/31/2015         26.205737          24.783199          4,293.0030
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.612601          18.712430         13,022.4251
01/01/2015 to 12/31/2015         18.712430          18.184584         13,767.0679
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.108669           9.616221            310.2565
01/01/2008 to 12/31/2008          9.616221           5.238865          3,403.0265
01/01/2009 to 12/31/2009          5.238865           6.769187          8,987.7500
01/01/2010 to 12/31/2010          6.769187           7.821969          6,976.4558
01/01/2011 to 12/31/2011          7.821969           7.190921          4,088.8241
01/01/2012 to 12/31/2012          7.190921           9.060365         20,173.5383
01/01/2013 to 12/31/2013          9.060365           9.147620         15,917.3536
01/01/2014 to 04/25/2014          9.147620           9.619296              0.0000
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         59.713804          46.206513              0.0000
01/01/2008 to 12/31/2008         46.206513          28.280972          1,543.0406
01/01/2009 to 12/31/2009         28.280972          35.776906          1,336.8100
01/01/2010 to 12/31/2010         35.776906          45.827824          1,209.7117
01/01/2011 to 12/31/2011         45.827824          47.843497            887.6516
01/01/2012 to 12/31/2012         47.843497          54.618242          1,602.5237
01/01/2013 to 12/31/2013         54.618242          54.937603          1,330.6183
01/01/2014 to 04/25/2014         54.937603          61.254183              0.0000
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.444876           7.651917         13,494.2141
01/01/2012 to 12/31/2012          7.651917           8.936922         13,245.1114
01/01/2013 to 12/31/2013          8.936922          12.825067          9,510.6704
01/01/2014 to 12/31/2014         12.825067          15.028614          5,802.6743
01/01/2015 to 12/31/2015         15.028614          14.214388          5,553.8860
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.023392          10.350163          3,250.5779
01/01/2008 to 12/31/2008         10.350163           4.629451         17,151.9730
01/01/2009 to 12/31/2009          4.629451           6.295313         17,012.9200
01/01/2010 to 12/31/2010          6.295313           6.659839         16,343.5977
01/01/2011 to 04/29/2011          6.659839           7.080322              0.0000
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.502346          21.377120              0.0000
01/01/2013 to 12/31/2013         21.377120          27.493506          1,443.5804
01/01/2014 to 12/31/2014         27.493506          25.528787          2,095.0649
01/01/2015 to 12/31/2015         25.528787          24.023508          3,681.1064
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.262865           9.071678         12,515.4100
01/01/2010 to 12/31/2010          9.071678          10.271292         14,110.3011
01/01/2011 to 12/31/2011         10.271292           9.975596         17,853.6342
01/01/2012 to 12/31/2012          9.975596          11.652167         14,777.5975
01/01/2013 to 12/31/2013         11.652167          15.549156         16,910.5322
01/01/2014 to 12/31/2014         15.549156          16.752475         58,291.7054
01/01/2015 to 12/31/2015         16.752475          15.525439         49,633.3389
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         27.941315          25.849795          2,099.8935
01/01/2008 to 12/31/2008         25.849795          17.270315          5,242.0942
01/01/2009 to 12/31/2009         17.270315          21.125500          7,810.7900
01/01/2010 to 12/31/2010         21.125500          23.360109          9,789.9832
01/01/2011 to 12/31/2011         23.360109          22.503796         12,182.1806
01/01/2012 to 12/31/2012         22.503796          25.360343         16,242.1488
01/01/2013 to 12/31/2013         25.360343          33.435822         19,812.1357
01/01/2014 to 04/25/2014         33.435822          33.638656              0.0000
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         17.183011          15.329239            642.7731
01/01/2008 to 12/31/2008         15.329239           9.698861          7,158.7661
01/01/2009 to 05/01/2009          9.698861           9.411194              0.0000
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.994432          37.909890          4,403.4339
01/01/2015 to 12/31/2015         37.909890          34.008377          4,586.0262
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.688035          10.990281          1,794.5610
01/01/2008 to 12/31/2008         10.990281           6.344975          2,334.0088
01/01/2009 to 12/31/2009          6.344975           8.702570          4,827.0700
01/01/2010 to 12/31/2010          8.702570          10.479974          4,879.7164
01/01/2011 to 12/31/2011         10.479974          10.414796          3,663.0948
01/01/2012 to 12/31/2012         10.414796          12.016795          5,596.2582
01/01/2013 to 12/31/2013         12.016795          15.862801          7,345.8446
01/01/2014 to 04/25/2014         15.862801          15.854474              0.0000
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.612604          15.981966              0.0000
01/01/2008 to 12/31/2008         15.981966           9.650928            439.9275
01/01/2009 to 12/31/2009          9.650928          12.728957          1,590.4900
01/01/2010 to 12/31/2010         12.728957          15.830719          1,956.0395
01/01/2011 to 12/31/2011         15.830719          15.434620          2,246.7125
01/01/2012 to 12/31/2012         15.434620          17.984488          3,229.2490
01/01/2013 to 12/31/2013         17.984488          24.847179          9,889.0315
01/01/2014 to 12/31/2014         24.847179          26.426854          6,158.5761
01/01/2015 to 12/31/2015         26.426854          25.601123          7,055.2145
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.181484          14.561400              0.0000
01/01/2013 to 12/31/2013         14.561400          16.810021              0.0000
01/01/2014 to 12/31/2014         16.810021          17.142493          1,776.0452
01/01/2015 to 12/31/2015         17.142493          17.103167          2,314.7617
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.720601          14.103889            674.4929
01/01/2008 to 12/31/2008         14.103889           6.181240            856.5054
01/01/2009 to 12/31/2009          6.181240          10.292728          6,254.8200
01/01/2010 to 12/31/2010         10.292728          12.544531         15,445.3737
01/01/2011 to 12/31/2011         12.544531          10.051656         19,550.8782
01/01/2012 to 12/31/2012         10.051656          11.778142         38,795.3663
01/01/2013 to 12/31/2013         11.778142          11.030360         41,918.4367
01/01/2014 to 12/31/2014         11.030360          10.162634         39,147.8271
01/01/2015 to 12/31/2015         10.162634           8.632770         26,389.5773
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.524948          17.850942              0.0000
01/01/2008 to 12/31/2008         17.850942          10.139776            854.3040
01/01/2009 to 12/31/2009         10.139776          13.148474          1,874.3900
01/01/2010 to 12/31/2010         13.148474          14.437271          2,326.3921
01/01/2011 to 12/31/2011         14.437271          12.705236          2,703.7820
01/01/2012 to 12/31/2012         12.705236          14.613502          2,720.4679
01/01/2013 to 12/31/2013         14.613502          17.176851          3,135.1582
01/01/2014 to 12/31/2014         17.176851          15.753059          3,426.5280
01/01/2015 to 12/31/2015         15.753059          15.250886          3,014.1115
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.392385          13.044636             71.3578
01/01/2008 to 12/31/2008         13.044636           6.845634          4,233.7977
01/01/2009 to 12/31/2009          6.845634          10.611317          7,353.8300
01/01/2010 to 12/31/2010         10.611317          13.814502          7,794.3255
01/01/2011 to 12/31/2011         13.814502          12.673547          6,200.2240
01/01/2012 to 12/31/2012         12.673547          13.649509         13,558.4624
01/01/2013 to 12/31/2013         13.649509          18.702994         13,750.5196
01/01/2014 to 12/31/2014         18.702994          18.620717         14,417.6125
01/01/2015 to 12/31/2015         18.620717          17.430863         14,705.5565
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         20.974770          20.117396            156.8182
01/01/2008 to 12/31/2008         20.117396          11.785462            453.8827
01/01/2009 to 12/31/2009         11.785462          16.239084            694.9600
01/01/2010 to 12/31/2010         16.239084          18.554643            867.9144
01/01/2011 to 12/31/2011         18.554643          16.750899            895.0086
01/01/2012 to 12/31/2012         16.750899          20.004342            887.3145
01/01/2013 to 12/31/2013         20.004342          25.062239          6,787.7055
01/01/2014 to 12/31/2014         25.062239          25.230657          6,145.7316
01/01/2015 to 12/31/2015         25.230657          25.846150          5,892.8150
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         14.762971          13.908223            654.0949
01/01/2008 to 12/31/2008         13.908223           7.905825          1,250.0068
01/01/2009 to 12/31/2009          7.905825          10.215595          1,125.7500
01/01/2010 to 12/31/2010         10.215595          10.813119          4,104.7541
01/01/2011 to 04/29/2011         10.813119          12.062219              0.0000
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.702901           9.108319              0.0000
01/01/2011 to 12/31/2011          9.108319           8.358299          3,673.7891
01/01/2012 to 12/31/2012          8.358299          10.067294         10,551.3433
01/01/2013 to 04/26/2013         10.067294          10.700888              0.0000
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         21.412614          20.248286              0.0000
01/01/2008 to 12/31/2008         20.248286          13.403041          1,105.8154
01/01/2009 to 12/31/2009         13.403041          16.365358          2,344.0200
01/01/2010 to 12/31/2010         16.365358          18.746507          7,166.7508
01/01/2011 to 12/31/2011         18.746507          17.636973         10,164.1946
01/01/2012 to 12/31/2012         17.636973          19.222645         13,003.7326
01/01/2013 to 12/31/2013         19.222645          25.212665         14,962.5117
01/01/2014 to 12/31/2014         25.212665          27.622354         13,993.8876
01/01/2015 to 12/31/2015         27.622354          27.241950         12,836.5445
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         11.860119          12.956508          5,066.8194
01/01/2014 to 12/31/2014         12.956508          14.165969          4,979.2793
01/01/2015 to 12/31/2015         14.165969          13.927065          7,235.6248
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.051615          19.676635          3,644.6659
01/01/2008 to 12/31/2008         19.676635          17.309525         17,622.2592
01/01/2009 to 12/31/2009         17.309525          22.705358         20,438.4600
01/01/2010 to 12/31/2010         22.705358          25.103319         27,281.1634
01/01/2011 to 12/31/2011         25.103319          25.640772         31,679.7111
01/01/2012 to 12/31/2012         25.640772          28.207432         41,824.4891
01/01/2013 to 12/31/2013         28.207432          28.230853         46,951.3541
01/01/2014 to 12/31/2014         28.230853          29.099871         40,460.0359
01/01/2015 to 12/31/2015         29.099871          28.309385         38,040.6499
--------------------------       ---------          ---------         -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.661063           2.688049          8,049.5673
01/01/2014 to 12/31/2014          2.688049           2.765848         41,470.6916
01/01/2015 to 12/31/2015          2.765848           2.682965         56,414.6169
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         44.257261          48.331973          5,784.9626
01/01/2015 to 12/31/2015         48.331973          45.975896          6,100.9493
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         37.868272          35.156046            231.0721
01/01/2008 to 12/31/2008         35.156046          21.974745          6,402.7505
01/01/2009 to 12/31/2009         21.974745          28.016984          6,627.5400
01/01/2010 to 12/31/2010         28.016984          32.199039          7,454.6268
01/01/2011 to 12/31/2011         32.199039          29.770024          5,959.0038
01/01/2012 to 12/31/2012         29.770024          33.733974          4,618.1823
01/01/2013 to 12/31/2013         33.733974          43.943174          6,102.2462
01/01/2014 to 04/25/2014         43.943174          44.193163              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         55.584831          57.778696            865.5927
01/01/2013 to 12/31/2013         57.778696          56.373151            810.7920
01/01/2014 to 12/31/2014         56.373151          59.345366          5,902.0073
01/01/2015 to 12/31/2015         59.345366          58.690429          6,345.0641
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.945619          11.277097              0.0000
01/01/2010 to 12/31/2010         11.277097          13.317822              0.0000
01/01/2011 to 12/31/2011         13.317822          11.952188              0.0000
01/01/2012 to 12/31/2012         11.952188          13.472262              0.0000
01/01/2013 to 12/31/2013         13.472262          17.822156              0.0000
01/01/2014 to 12/31/2014         17.822156          19.128572              0.0000
01/01/2015 to 12/31/2015         19.128572          20.037023              0.0000
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.297613          16.200475              0.0000
01/01/2008 to 12/31/2008         16.200475           9.158014            168.2550
01/01/2009 to 05/01/2009          9.158014           8.708609              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         22.045399          21.922264              0.0000
01/01/2014 to 12/31/2014         21.922264          21.606697              0.0000
01/01/2015 to 12/31/2015         21.606697          21.295671          1,279.6177
--------------------------       ---------          ---------          ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.568555          13.438741          5,147.9448
01/01/2011 to 12/31/2011         13.438741          13.245818          3,776.6468
01/01/2012 to 12/31/2012         13.245818          13.054109            605.8320
01/01/2013 to 12/31/2013         13.054109          12.866198            623.5301
01/01/2014 to 12/31/2014         12.866198          12.680991            579.9579
01/01/2015 to 12/31/2015         12.680991          12.498450            570.5248
--------------------------       ---------          ---------          ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.389733          13.649218              0.0000
01/01/2008 to 12/31/2008         13.649218          13.802538         25,287.6026
01/01/2009 to 12/31/2009         13.802538          13.634278          4,048.8000
01/01/2010 to 04/30/2010         13.634278          13.570172              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.312416          13.793628          4,779.6929
01/01/2013 to 12/31/2013         13.793628          18.588902          4,291.4502
01/01/2014 to 12/31/2014         18.588902          19.923217          3,584.3171
01/01/2015 to 12/31/2015         19.923217          21.706030          3,113.5694
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007          9.961978          10.284845          1,040.9326
01/01/2008 to 12/31/2008         10.284845           5.479682          4,709.5599
01/01/2009 to 12/31/2009          5.479682           7.761099          4,522.5900
01/01/2010 to 12/31/2010          7.761099           8.368220          4,306.0861
01/01/2011 to 12/31/2011          8.368220           8.134137          5,733.2461
01/01/2012 to 04/27/2012          8.134137           9.149388              0.0000
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      16.090590          16.485553                 0.0000
01/01/2008 to 12/31/2008      16.485553          16.161150             7,707.3313
01/01/2009 to 12/31/2009      16.161150          16.578451            17,525.8700
01/01/2010 to 12/31/2010      16.578451          17.237304            19,769.9641
01/01/2011 to 12/31/2011      17.237304          17.884454            14,188.9157
01/01/2012 to 12/31/2012      17.884454          18.162855            17,131.9707
01/01/2013 to 12/31/2013      18.162855          17.739353            19,761.3507
01/01/2014 to 12/31/2014      17.739353          17.929862            20,218.2575
01/01/2015 to 12/31/2015      17.929862          17.726029            20,696.2396
--------------------------    ---------          ---------            -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.540058          16.904262             1,621.0957
01/01/2008 to 12/31/2008      16.904262          10.328462             4,934.1371
01/01/2009 to 12/31/2009      10.328462          13.934362             4,687.9400
01/01/2010 to 12/31/2010      13.934362          16.900452             6,548.3429
01/01/2011 to 12/31/2011      16.900452          16.260712             6,585.5855
01/01/2012 to 12/31/2012      16.260712          18.857206             8,663.9471
01/01/2013 to 12/31/2013      18.857206          26.136092             7,387.9554
01/01/2014 to 12/31/2014      26.136092          28.762088             6,016.2812
01/01/2015 to 12/31/2015      28.762088          26.620572             5,707.2506
--------------------------    ---------          ---------            -----------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      36.805095          33.296447                 0.0000
01/01/2008 to 12/31/2008      33.296447          21.737318               269.1527
01/01/2009 to 12/31/2009      21.737318          26.836753               212.6200
01/01/2010 to 12/31/2010      26.836753          31.183477               157.2265
01/01/2011 to 12/31/2011      31.183477          28.940188               794.6538
01/01/2012 to 12/31/2012      28.940188          31.609192               667.5883
01/01/2013 to 12/31/2013      31.609192          41.358261             1,186.8576
01/01/2014 to 12/31/2014      41.358261          46.795490             1,403.3048
01/01/2015 to 12/31/2015      46.795490          43.191401             1,504.6336

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      15.991975          15.229567           2,700,706.2411
01/01/2008 to 12/31/2008      15.229567          11.599483           3,218,637.8266
01/01/2009 to 12/31/2009      11.599483          13.996487           4,609,836.6200
01/01/2010 to 12/31/2010      13.996487          15.447100           5,844,985.9366
01/01/2011 to 12/31/2011      15.447100          15.019789           7,490,541.4534
01/01/2012 to 12/31/2012      15.019789          16.627859           8,304,456.5151
01/01/2013 to 12/31/2013      16.627859          20.456736           8,711,607.1597
01/01/2014 to 12/31/2014      20.456736          21.918933           8,637,016.2608
01/01/2015 to 12/31/2015      21.918933          21.034353           8,338,696.9885
--------------------------    ---------          ---------           --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      29.131907          29.283001              74,328.0478
01/01/2008 to 12/31/2008      29.283001          17.154630             391,037.7999
01/01/2009 to 12/31/2009      17.154630          22.799138             805,917.6300
01/01/2010 to 12/31/2010      22.799138          25.291732           1,258,774.3360
01/01/2011 to 12/31/2011      25.291732          23.173700           1,906,527.4457
01/01/2012 to 12/31/2012      23.173700          26.309161           2,393,525.3149
01/01/2013 to 12/31/2013      26.309161          30.768692           2,632,690.2180
01/01/2014 to 12/31/2014      30.768692          30.337800           2,638,161.6632
01/01/2015 to 12/31/2015      30.337800          29.104295           2,598,027.5987
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      15.620612          15.686957              73,710.0820
01/01/2008 to 12/31/2008      15.686957          14.008187             376,159.6719
01/01/2009 to 12/31/2009      14.008187          15.539197             865,624.9400
01/01/2010 to 12/31/2010      15.539197          16.294392           1,304,424.3418
01/01/2011 to 12/31/2011      16.294392          17.032201           1,651,499.5613
01/01/2012 to 12/31/2012      17.032201          17.678853           1,907,512.1162
01/01/2013 to 12/31/2013      17.678853          17.039755           2,146,729.8411
01/01/2014 to 12/31/2014      17.039755          17.672051           2,137,353.8632
01/01/2015 to 12/31/2015      17.672051          17.456686           2,086,127.8698
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      28.254422          29.015128             424,687.2766
01/01/2008 to 12/31/2008      29.015128          17.609165             787,542.1634
01/01/2009 to 12/31/2009      17.609165          24.685579           1,054,741.5400
01/01/2010 to 12/31/2010      24.685579          27.174697           1,347,501.6327
01/01/2011 to 12/31/2011      27.174697          24.391985           1,624,466.3872
01/01/2012 to 12/31/2012      24.391985          29.448187           1,870,908.3383
01/01/2013 to 12/31/2013      29.448187          37.474334           1,926,226.3822
01/01/2014 to 12/31/2014      37.474334          37.770339           1,873,230.6740
01/01/2015 to 12/31/2015      37.770339          39.789091           1,700,149.5506
--------------------------    ---------          ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          34.703961          34.997813          34,965.6485
01/01/2008 to 12/31/2008          34.997813          16.023138         230,040.2873
01/01/2009 to 12/31/2009          16.023138          25.460118         390,127.4800
01/01/2010 to 12/31/2010          25.460118          30.703147         529,585.9097
01/01/2011 to 12/31/2011          30.703147          24.456125         726,668.6583
01/01/2012 to 12/31/2012          24.456125          28.469336         851,258.5751
01/01/2013 to 12/31/2013          28.469336          35.976639         854,253.5686
01/01/2014 to 12/31/2014          35.976639          36.193280         853,547.7556
01/01/2015 to 12/31/2015          36.193280          35.749125         805,290.9430
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         173.153759         172.441755         169,394.0165
01/01/2008 to 12/31/2008         172.441755          95.172443         347,976.8550
01/01/2009 to 12/31/2009          95.172443         130.706488         560,224.6100
01/01/2010 to 12/31/2010         130.706488         152.815675         721,234.5594
01/01/2011 to 12/31/2011         152.815675         144.106404         848,626.8310
01/01/2012 to 12/31/2012         144.106404         167.346709         930,394.1179
01/01/2013 to 12/31/2013         167.346709         214.481339         919,156.5445
01/01/2014 to 12/31/2014         214.481339         229.266658         845,538.3144
01/01/2015 to 12/31/2015         229.266658         241.342519         744,097.5190
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         122.772952         117.200478         152,251.5616
01/01/2008 to 12/31/2008         117.200478          71.752703         245,720.6441
01/01/2009 to 12/31/2009          71.752703          92.767065         354,443.4500
01/01/2010 to 12/31/2010          92.767065         101.829179         441,152.6994
01/01/2011 to 12/31/2011         101.829179          98.480424         504,589.5690
01/01/2012 to 12/31/2012          98.480424         113.965999         532,773.5138
01/01/2013 to 12/31/2013         113.965999         149.880499         522,232.5149
01/01/2014 to 12/31/2014         149.880499         163.350958         490,277.9046
01/01/2015 to 12/31/2015         163.350958         163.259796         464,243.8955
--------------------------       ----------         ----------         ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.147976           5.674513         725,609.1625
01/01/2014 to 12/31/2014           5.674513           6.241523       1,918,390.3343
01/01/2015 to 12/31/2015           6.241523           6.174137       2,748,147.6826
--------------------------       ----------         ----------       --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      44.089264          46.847957              33,117.4963
01/01/2008 to 12/31/2008      46.847957          26.482056             267,233.8791
01/01/2009 to 12/31/2009      26.482056          35.391967             567,109.6600
01/01/2010 to 12/31/2010      35.391967          40.830398             866,249.3932
01/01/2011 to 12/31/2011      40.830398          39.163012           1,217,905.1533
01/01/2012 to 12/31/2012      39.163012          44.868303           1,543,781.8661
01/01/2013 to 12/31/2013      44.868303          57.967058           1,591,061.9031
01/01/2014 to 12/31/2014      57.967058          63.851825           1,441,198.8191
01/01/2015 to 12/31/2015      63.851825          63.252037           1,311,836.2866
--------------------------    ---------          ---------           --------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      40.329047          40.822935             184,796.9702
01/01/2008 to 12/31/2008      40.822935          24.285647             422,245.3471
01/01/2009 to 12/31/2009      24.285647          33.434468             806,265.1100
01/01/2010 to 12/31/2010      33.434468          42.347733           1,196,494.8013
01/01/2011 to 12/31/2011      42.347733          37.190772           1,802,577.9496
01/01/2012 to 12/31/2012      37.190772          41.969196           2,241,258.2685
01/01/2013 to 12/31/2013      41.969196          56.174780           2,303,183.2210
01/01/2014 to 12/31/2014      56.174780          58.676254           2,237,740.3557
01/01/2015 to 12/31/2015      58.676254          56.861156           2,116,363.1607
--------------------------    ---------          ---------           --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      47.435640          45.389592             439,726.9453
01/01/2008 to 12/31/2008      45.389592          31.451639             547,864.3760
01/01/2009 to 12/31/2009      31.451639          42.012274             729,628.6800
01/01/2010 to 12/31/2010      42.012274          46.632018             910,589.9999
01/01/2011 to 12/31/2011      46.632018          47.034525           1,042,790.4432
01/01/2012 to 12/31/2012      47.034525          52.192739           1,150,817.7540
01/01/2013 to 12/31/2013      52.192739          58.583826           1,204,880.7799
01/01/2014 to 12/31/2014      58.583826          60.375481           1,176,518.4191
01/01/2015 to 12/31/2015      60.375481          55.280794           1,128,723.1554
--------------------------    ---------          ---------           --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      25.827453          23.943267             630,107.5257
01/01/2008 to 12/31/2008      23.943267          14.833109             820,093.2822
01/01/2009 to 12/31/2009      14.833109          18.418533           1,144,021.9300
01/01/2010 to 12/31/2010      18.418533          20.175704           1,382,919.2240
01/01/2011 to 12/31/2011      20.175704          19.668797           1,548,417.9474
01/01/2012 to 12/31/2012      19.668797          22.134178           1,590,494.0297
01/01/2013 to 12/31/2013      22.134178          27.967044           1,528,375.1006
01/01/2014 to 12/31/2014      27.967044          29.512846           1,446,516.6740
01/01/2015 to 12/31/2015      29.512846          27.638150           1,338,391.5716
--------------------------    ---------          ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.246107           8.763209           57,883.7742
01/01/2008 to 12/31/2008          8.763209           5.782082          202,797.0287
01/01/2009 to 12/31/2009          5.782082           7.356725          494,336.3200
01/01/2010 to 12/31/2010          7.356725           9.292637          819,420.4662
01/01/2011 to 12/31/2011          9.292637           8.810314        1,445,557.6806
01/01/2012 to 12/31/2012          8.810314          10.274286        2,201,079.3063
01/01/2013 to 12/31/2013         10.274286          13.789211        2,373,231.5776
01/01/2014 to 12/31/2014         13.789211          13.661456        2,426,730.1095
01/01/2015 to 12/31/2015         13.661456          12.463886        2,404,392.9623
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         12.087570          12.547746           54,976.2981
01/01/2008 to 12/31/2008         12.547746          13.127592          302,522.1659
01/01/2009 to 12/31/2009         13.127592          15.348221          685,891.4000
01/01/2010 to 12/31/2010         15.348221          17.304367        1,251,882.7727
01/01/2011 to 12/31/2011         17.304367          16.898904        2,145,674.9741
01/01/2012 to 12/31/2012         16.898904          19.153935        2,912,848.6033
01/01/2013 to 12/31/2013         19.153935          19.176162        3,416,673.6077
01/01/2014 to 12/31/2014         19.176162          19.236936        3,439,739.3749
01/01/2015 to 12/31/2015         19.236936          18.134716        3,305,792.5146
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         14.446146          13.617269        2,128,036.2476
01/01/2008 to 12/31/2008         13.617269           7.993738        2,363,710.9257
01/01/2009 to 12/31/2009          7.993738          10.596835        2,607,042.4000
01/01/2010 to 12/31/2010         10.596835          13.050039        2,801,777.2686
01/01/2011 to 12/31/2011         13.050039          13.173773        3,078,813.7559
01/01/2012 to 12/31/2012         13.173773          15.406299        3,219,195.0710
01/01/2013 to 12/31/2013         15.406299          22.428756        3,432,106.5582
01/01/2014 to 12/31/2014         22.428756          26.601023        3,323,100.9655
01/01/2015 to 12/31/2015         26.601023          25.750168        3,363,018.0919
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         33.754839          33.708989          654,054.5286
01/01/2008 to 12/31/2008         33.708989          23.471944          758,215.7347
01/01/2009 to 12/31/2009         23.471944          28.236210        1,103,363.7300
01/01/2010 to 12/31/2010         28.236210          31.328039        1,519,379.6880
01/01/2011 to 12/31/2011         31.328039          31.666239        1,982,321.3644
01/01/2012 to 12/31/2012         31.666239          36.167396        2,244,477.1105
01/01/2013 to 12/31/2013         36.167396          46.318086        2,440,445.6668
01/01/2014 to 12/31/2014         46.318086          50.644486        2,377,335.8506
01/01/2015 to 12/31/2015         50.644486          50.688657        2,280,620.2982
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.661516          14.965870          178,999.6648
01/01/2008 to 12/31/2008         14.965870           9.588519          409,674.6433
01/01/2009 to 12/31/2009          9.588519          11.583598          815,464.0600
01/01/2010 to 12/31/2010         11.583598          12.793918        1,116,200.6179
01/01/2011 to 12/31/2011         12.793918          13.575652        1,519,847.6946
01/01/2012 to 12/31/2012         13.575652          15.254952        2,053,229.2963
01/01/2013 to 12/31/2013         15.254952          18.887492        2,493,586.8612
01/01/2014 to 12/31/2014         18.887492          21.114960        2,534,471.7777
01/01/2015 to 12/31/2015         21.114960          19.877270        2,561,927.6727
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         14.673620          14.409486           71,717.4425
01/01/2008 to 12/31/2008         14.409486           8.415694          155,048.4932
01/01/2009 to 12/31/2009          8.415694          11.836558          312,136.5500
01/01/2010 to 12/31/2010         11.836558          14.596914          449,281.5538
01/01/2011 to 12/31/2011         14.596914          14.579426          605,314.5437
01/01/2012 to 12/31/2012         14.579426          17.151342          876,505.2267
01/01/2013 to 12/31/2013         17.151342          24.845843        1,042,836.5034
01/01/2014 to 12/31/2014         24.845843          25.474098        1,089,144.0851
01/01/2015 to 12/31/2015         25.474098          23.996807        1,083,536.2219
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.046143          16.966186          207,846.3981
01/01/2011 to 12/31/2011         16.966186          16.910059          354,939.0241
01/01/2012 to 12/31/2012         16.910059          18.838314          445,466.8835
01/01/2013 to 12/31/2013         18.838314          21.403579          500,554.3271
01/01/2014 to 12/31/2014         21.403579          22.119565          468,309.7215
01/01/2015 to 12/31/2015         22.119565          21.531928          438,872.4852
--------------------------       ---------          ---------        --------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.385746          15.458245          216,103.7206
01/01/2008 to 12/31/2008         15.458245           9.529688          721,004.0867
01/01/2009 to 12/31/2009          9.529688          12.436637        1,092,468.8600
01/01/2010 to 12/31/2010         12.436637          14.174869        1,277,213.9188
01/01/2011 to 12/31/2011         14.174869          13.641752        1,419,336.3267
01/01/2012 to 12/31/2012         13.641752          15.572693        1,572,113.4774
01/01/2013 to 12/31/2013         15.572693          19.406012        1,541,549.1324
01/01/2014 to 12/31/2014         19.406012          20.012963        1,494,872.3874
01/01/2015 to 12/31/2015         20.012963          19.274604        1,407,587.8243
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.235934          16.326966          492,150.9948
01/01/2008 to 12/31/2008         16.326966          11.125682          464,594.9963
01/01/2009 to 12/31/2009         11.125682          17.049176          508,386.9400
01/01/2010 to 12/31/2010         17.049176          19.301473          609,062.1339
01/01/2011 to 12/31/2011         19.301473          19.340355          746,857.2868
01/01/2012 to 12/31/2012         19.340355          22.542599          894,934.9428
01/01/2013 to 12/31/2013         22.542599          23.599352        1,028,276.7526
01/01/2014 to 12/31/2014         23.599352          22.980070        1,021,333.8207
01/01/2015 to 12/31/2015         22.980070          21.315986          981,139.5552
--------------------------       ---------          ---------        --------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013         11.471569          12.756792        1,694,245.0337
01/01/2014 to 12/31/2014         12.756792          13.595291        2,176,664.8310
01/01/2015 to 12/31/2015         13.595291          14.262268        2,631,698.3359
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         22.038621          23.691878          425,421.9648
01/01/2013 to 12/31/2013         23.691878          25.517482          550,674.6322
01/01/2014 to 12/31/2014         25.517482          25.965923          548,544.7489
01/01/2015 to 12/31/2015         25.965923          24.544095          577,493.2192
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.524570          18.612590        2,462,248.0313
01/01/2015 to 12/31/2015         18.612590          18.078496        2,263,389.6494
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.105873           9.610993           33,557.6113
01/01/2008 to 12/31/2008          9.610993           5.233377          102,905.4990
01/01/2009 to 12/31/2009          5.233377           6.758705          162,188.4200
01/01/2010 to 12/31/2010          6.758705           7.805950          282,943.5392
01/01/2011 to 12/31/2011          7.805950           7.172604          497,219.1652
01/01/2012 to 12/31/2012          7.172604           9.032738          678,836.7679
01/01/2013 to 12/31/2013          9.032738           9.115156          876,258.5274
01/01/2014 to 04/25/2014          9.115156           9.583645                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         31.886672          24.666676           481,513.9527
01/01/2008 to 12/31/2008         24.666676          15.089759           569,118.0022
01/01/2009 to 12/31/2009         15.089759          19.079756           687,918.5200
01/01/2010 to 12/31/2010         19.079756          24.427670           676,191.2161
01/01/2011 to 12/31/2011         24.427670          25.489341           768,548.9176
01/01/2012 to 12/31/2012         25.489341          29.084038           821,608.1489
01/01/2013 to 12/31/2013         29.084038          29.239437           897,618.8314
01/01/2014 to 04/25/2014         29.239437          32.596168                 0.0000
--------------------------       ---------          ---------           ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.419433           7.626325         2,140,375.6815
01/01/2012 to 12/31/2012          7.626325           8.902546         1,982,488.0006
01/01/2013 to 12/31/2013          8.902546          12.769341         1,906,017.3686
01/01/2014 to 12/31/2014         12.769341          14.955819         2,030,750.0718
01/01/2015 to 12/31/2015         14.955819          14.138445         1,974,137.3057
--------------------------       ---------          ---------         --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         12.013875          10.338948           343,368.8306
01/01/2008 to 12/31/2008         10.338948           4.622100         1,172,425.6819
01/01/2009 to 12/31/2009          4.622100           6.282167         1,548,555.4900
01/01/2010 to 12/31/2010          6.282167           6.642605         1,716,221.8393
01/01/2011 to 04/29/2011          6.642605           7.060846                 0.0000
--------------------------       ---------          ---------         --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.435084          21.292247           951,824.8678
01/01/2013 to 12/31/2013         21.292247          27.370640         1,076,194.8016
01/01/2014 to 12/31/2014         27.370640          25.401962         1,188,485.7214
01/01/2015 to 12/31/2015         25.401962          23.892177         1,214,070.6206
--------------------------       ---------          ---------         --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.248246           9.050430         2,906,668.4200
01/01/2010 to 12/31/2010          9.050430          10.242106         3,428,373.7229
01/01/2011 to 12/31/2011         10.242106           9.942277         3,869,390.2064
01/01/2012 to 12/31/2012          9.942277          11.607402         3,894,963.3888
01/01/2013 to 12/31/2013         11.607402          15.481667         4,014,908.3476
01/01/2014 to 12/31/2014         15.481667          16.671405        10,442,672.8652
01/01/2015 to 12/31/2015         16.671405          15.442562        10,071,740.8040
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         15.496513          14.332350          901,368.2449
01/01/2008 to 12/31/2008         14.332350           9.570657        1,502,041.5173
01/01/2009 to 12/31/2009          9.570657          11.701211        2,560,126.4000
01/01/2010 to 12/31/2010         11.701211          12.932462        3,518,683.9710
01/01/2011 to 12/31/2011         12.932462          12.452165        4,762,442.6179
01/01/2012 to 12/31/2012         12.452165          14.025729        5,611,790.8612
01/01/2013 to 12/31/2013         14.025729          18.482676        5,786,796.4606
01/01/2014 to 04/25/2014         18.482676          18.591862                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         16.696825          14.891154        1,300,816.8174
01/01/2008 to 12/31/2008         14.891154           9.416936        1,594,351.7490
01/01/2009 to 05/01/2009          9.416936           9.136104                0.0000
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.702799          37.581217          867,713.3207
01/01/2015 to 12/31/2015         37.581217          33.696628          900,188.7671
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.685060          10.984276           47,116.1543
01/01/2008 to 12/31/2008         10.984276           6.338311          255,906.9780
01/01/2009 to 12/31/2009          6.338311           8.689076          452,585.9000
01/01/2010 to 12/31/2010          8.689076          10.458488          753,078.0905
01/01/2011 to 12/31/2011         10.458488          10.388246        1,266,611.8984
01/01/2012 to 12/31/2012         10.388246          11.980125        1,602,250.9192
01/01/2013 to 12/31/2013         11.980125          15.806478        1,714,169.0344
01/01/2014 to 04/25/2014         15.806478          15.795685                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.591667          15.957165          712,915.0942
01/01/2008 to 12/31/2008         15.957165           9.631096          686,333.4262
01/01/2009 to 12/31/2009          9.631096          12.696435          725,972.8200
01/01/2010 to 12/31/2010         12.696435          15.782371          733,793.5089
01/01/2011 to 12/31/2011         15.782371          15.379785        1,022,953.0961
01/01/2012 to 12/31/2012         15.379785          17.911571        1,116,176.2466
01/01/2013 to 12/31/2013         17.911571          24.734051        1,132,081.2091
01/01/2014 to 12/31/2014         24.734051          26.293351        1,096,516.4814
01/01/2015 to 12/31/2015         26.293351          25.459025        1,138,086.9728
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.138828          14.512719          384,412.7379
01/01/2013 to 12/31/2013         14.512719          16.745433          377,474.5358
01/01/2014 to 12/31/2014         16.745433          17.068072          353,059.2359
01/01/2015 to 12/31/2015         17.068072          17.020383          340,639.7804
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.714194          14.092068          222,274.4968
01/01/2008 to 12/31/2008         14.092068           6.172943          573,951.4555
01/01/2009 to 12/31/2009          6.172943          10.273766        1,124,457.4500
01/01/2010 to 12/31/2010         10.273766          12.515157        1,824,961.8202
01/01/2011 to 12/31/2011         12.515157          10.023099        2,738,699.0357
01/01/2012 to 12/31/2012         10.023099          11.738767        3,276,569.2968
01/01/2013 to 12/31/2013         11.738767          10.987975        3,911,801.6936
01/01/2014 to 12/31/2014         10.987975          10.118507        4,235,651.7440
01/01/2015 to 12/31/2015         10.118507           8.590973        4,558,591.6078
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.506936          17.827392          981,756.7932
01/01/2008 to 12/31/2008         17.827392          10.121297        1,102,778.8241
01/01/2009 to 12/31/2009         10.121297          13.117935        1,248,072.5200
01/01/2010 to 12/31/2010         13.117935          14.396532        1,361,449.3782
01/01/2011 to 12/31/2011         14.396532          12.663042        1,432,480.6677
01/01/2012 to 12/31/2012         12.663042          14.557637        1,455,475.4558
01/01/2013 to 12/31/2013         14.557637          17.102618        1,409,196.6028
01/01/2014 to 12/31/2014         17.102618          15.677116        1,391,178.8766
01/01/2015 to 12/31/2015         15.677116          15.169757        1,334,744.0749
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.353413          12.999819           80,600.8571
01/01/2008 to 12/31/2008         12.999819           6.818674          371,606.3231
01/01/2009 to 12/31/2009          6.818674          10.564235          789,898.2700
01/01/2010 to 12/31/2010         10.564235          13.746326        1,088,751.5032
01/01/2011 to 12/31/2011         13.746326          12.604693        1,787,586.4351
01/01/2012 to 12/31/2012         12.604693          13.568514        2,842,202.4656
01/01/2013 to 12/31/2013         13.568514          18.582707        3,129,453.7706
01/01/2014 to 12/31/2014         18.582707          18.491687        3,205,416.9299
01/01/2015 to 12/31/2015         18.491687          17.301399        3,213,585.5812
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      20.867510          20.008676             125,791.6470
01/01/2008 to 12/31/2008      20.008676          11.715866             161,990.0578
01/01/2009 to 12/31/2009      11.715866          16.135099             164,440.7400
01/01/2010 to 12/31/2010      16.135099          18.426604             154,110.6685
01/01/2011 to 12/31/2011      18.426604          16.626982             140,264.7059
01/01/2012 to 12/31/2012      16.626982          19.846361             121,723.2208
01/01/2013 to 12/31/2013      19.846361          24.851865             842,910.9411
01/01/2014 to 12/31/2014      24.851865          25.006332             775,578.8811
01/01/2015 to 12/31/2015      25.006332          25.603522             660,856.7246
--------------------------    ---------          ---------             ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007      19.999806          18.836352             449,253.2704
01/01/2008 to 12/31/2008      18.836352          10.701719             596,545.0521
01/01/2009 to 12/31/2009      10.701719          13.821411             810,857.3700
01/01/2010 to 12/31/2010      13.821411          14.622522             832,841.9252
01/01/2011 to 04/29/2011      14.622522          16.309009                   0.0000
--------------------------    ---------          ---------             ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010      13.612355          14.241746              58,815.3887
01/01/2011 to 12/31/2011      14.241746          13.062475             702,783.3076
01/01/2012 to 12/31/2012      13.062475          15.725398             782,697.7006
01/01/2013 to 04/26/2013      15.725398          16.712427                   0.0000
--------------------------    ---------          ---------             ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007      21.270403          20.107934             107,741.5402
01/01/2008 to 12/31/2008      20.107934          13.303436             301,094.5251
01/01/2009 to 12/31/2009      13.303436          16.235598             906,565.2000
01/01/2010 to 12/31/2010      16.235598          18.588559           1,579,229.6415
01/01/2011 to 12/31/2011      18.588559          17.479626           2,417,545.9157
01/01/2012 to 12/31/2012      17.479626          19.041558           3,075,981.8233
01/01/2013 to 12/31/2013      19.041558          24.962646           3,096,551.8472
01/01/2014 to 12/31/2014      24.962646          27.334738           2,820,701.5516
01/01/2015 to 12/31/2015      27.334738          26.944786           2,606,666.7582
--------------------------    ---------          ---------           --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013      22.517117          24.593916             115,487.0413
01/01/2014 to 12/31/2014      24.593916          26.876234             275,863.8431
01/01/2015 to 12/31/2015      26.876234          26.409734             379,610.0170
--------------------------    ---------          ---------           --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.307089          19.934673       1,126,454.2201
01/01/2008 to 12/31/2008         19.934673          17.527708       1,721,868.9017
01/01/2009 to 12/31/2009         17.527708          22.980047       2,720,519.5100
01/01/2010 to 12/31/2010         22.980047          25.394296       3,866,966.6869
01/01/2011 to 12/31/2011         25.394296          25.925019       5,224,065.0824
01/01/2012 to 12/31/2012         25.925019          28.505772       6,402,421.7800
01/01/2013 to 12/31/2013         28.505772          28.515147       7,260,952.6022
01/01/2014 to 12/31/2014         28.515147          29.378191       6,987,215.1762
01/01/2015 to 12/31/2015         29.378191          28.565823       6,507,139.9136
--------------------------       ---------          ---------       --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.635627           2.661839       2,128,613.3682
01/01/2014 to 12/31/2014          2.661839           2.737507       5,924,737.9669
01/01/2015 to 12/31/2015          2.737507           2.654143       9,167,724.6553
--------------------------       ---------          ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         43.995216          48.029516         814,674.9166
01/01/2015 to 12/31/2015         48.029516          45.665286         773,207.7688
--------------------------       ---------          ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         37.774716          35.058950         691,438.9220
01/01/2008 to 12/31/2008         35.058950          21.903014         754,612.0832
01/01/2009 to 12/31/2009         21.903014          27.911532         823,740.3200
01/01/2010 to 12/31/2010         27.911532          32.061790         894,325.9675
01/01/2011 to 12/31/2011         32.061790          29.628299         939,662.3568
01/01/2012 to 12/31/2012         29.628299          33.556473         896,966.1452
01/01/2013 to 12/31/2013         33.556473          43.690070         859,004.8650
01/01/2014 to 04/25/2014         43.690070          43.931678               0.0000
--------------------------       ---------          ---------       --------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         54.791234          56.934628          27,270.1443
01/01/2013 to 12/31/2013         56.934628          55.521781          50,671.7483
01/01/2014 to 12/31/2014         55.521781          58.419830          53,772.5213
01/01/2015 to 12/31/2015         58.419830          57.746158          74,631.2245
--------------------------       ---------          ---------       --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.476109          13.202115          60,546.7600
01/01/2010 to 12/31/2010         13.202115          15.583393          55,023.3090
01/01/2011 to 12/31/2011         15.583393          13.978448          46,824.6923
01/01/2012 to 12/31/2012         13.978448          15.748288          36,491.0906
01/01/2013 to 12/31/2013         15.748288          20.822627          37,607.4297
01/01/2014 to 12/31/2014         20.822627          22.337788          34,090.0965
01/01/2015 to 12/31/2015         22.337788          23.386926          30,017.2891
--------------------------       ---------          ---------       --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.202871          16.101595           32,950.9010
01/01/2008 to 12/31/2008         16.101595           9.097531           50,625.9949
01/01/2009 to 05/01/2009          9.097531           8.649652                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         10.094501          10.036175        1,222,437.7857
01/01/2014 to 12/31/2014         10.036175           9.886750        1,184,405.7394
01/01/2015 to 12/31/2015          9.886750           9.739549        1,378,122.8726
--------------------------       ---------          ---------        --------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.529192          13.395302        1,056,588.1683
01/01/2011 to 12/31/2011         13.395302          13.196406        1,224,035.3301
01/01/2012 to 12/31/2012         13.196406          12.998860        1,153,558.0897
01/01/2013 to 12/31/2013         12.998860          12.805324          957,867.7806
01/01/2014 to 12/31/2014         12.805324          12.614669          747,211.5851
01/01/2015 to 12/31/2015         12.614669          12.426853          649,787.2812
--------------------------       ---------          ---------        --------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.370454          13.625588        1,027,462.5952
01/01/2008 to 12/31/2008         13.625588          13.771720        1,645,786.4151
01/01/2009 to 12/31/2009         13.771720          13.597020        1,183,740.8700
01/01/2010 to 04/30/2010         13.597020          13.530860                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.255125          13.733793        1,922,764.7277
01/01/2013 to 12/31/2013         13.733793          18.498998        1,760,857.6136
01/01/2014 to 12/31/2014         18.498998          19.816928        1,530,805.1615
01/01/2015 to 12/31/2015         19.816928          21.579412        1,358,785.5452
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007          9.951851          10.271393        2,041,909.8369
01/01/2008 to 12/31/2008         10.271393           5.469755        2,032,539.1654
01/01/2009 to 12/31/2009          5.469755           7.743159        1,892,876.1200
01/01/2010 to 12/31/2010          7.743159           8.344698        1,839,185.2455
01/01/2011 to 12/31/2011          8.344698           8.107217        1,754,395.1770
01/01/2012 to 04/27/2012          8.107217           9.117621                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      15.989609          16.377312             269,307.2655
01/01/2008 to 12/31/2008      16.377312          16.046974             536,344.0675
01/01/2009 to 12/31/2009      16.046974          16.453082             923,869.7500
01/01/2010 to 12/31/2010      16.453082          17.098382           1,416,325.5878
01/01/2011 to 12/31/2011      17.098382          17.731455           1,981,975.4953
01/01/2012 to 12/31/2012      17.731455          17.998404           2,258,609.0782
01/01/2013 to 12/31/2013      17.998404          17.569928           2,437,176.0147
01/01/2014 to 12/31/2014      17.569928          17.749720           2,438,869.7784
01/01/2015 to 12/31/2015      17.749720          17.539143           2,503,832.3545
--------------------------    ---------          ---------           --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.481583          16.849721              93,288.6996
01/01/2008 to 12/31/2008      16.849721          10.289949             447,608.7535
01/01/2009 to 12/31/2009      10.289949          13.875444             899,262.1800
01/01/2010 to 12/31/2010      13.875444          16.820570           1,211,771.9544
01/01/2011 to 12/31/2011      16.820570          16.175760           1,467,443.3584
01/01/2012 to 12/31/2012      16.175760          18.749243           1,492,657.6240
01/01/2013 to 12/31/2013      18.749243          25.973451           1,390,348.1760
01/01/2014 to 12/31/2014      25.973451          28.568786           1,328,509.4117
01/01/2015 to 12/31/2015      28.568786          26.428409           1,260,814.5875
--------------------------    ---------          ---------           --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      36.580105          33.083240             157,281.3772
01/01/2008 to 12/31/2008      33.083240          21.587248             241,423.7534
01/01/2009 to 12/31/2009      21.587248          26.638121             310,004.8200
01/01/2010 to 12/31/2010      26.638121          30.937182             365,965.1989
01/01/2011 to 12/31/2011      30.937182          28.697248             444,936.0481
01/01/2012 to 12/31/2012      28.697248          31.328060             485,835.5126
01/01/2013 to 12/31/2013      31.328060          40.969898             470,534.8767
01/01/2014 to 12/31/2014      40.969898          46.332846             442,281.6454
01/01/2015 to 12/31/2015      46.332846          42.742952             421,754.6896

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
06/01/2007 to 12/31/2007      15.926782          15.158633            42,888.2355
01/01/2008 to 12/31/2008      15.158633          11.533869           112,680.6979
01/01/2009 to 12/31/2009      11.533869          13.903411           222,891.9600
01/01/2010 to 12/31/2010      13.903411          15.329056           294,803.3927
01/01/2011 to 12/31/2011      15.329056          14.890146           446,204.6204
01/01/2012 to 12/31/2012      14.890146          16.467780           500,434.3345
01/01/2013 to 12/31/2013      16.467780          20.239563           509,470.1899
01/01/2014 to 12/31/2014      20.239563          21.664568           497,029.5590
01/01/2015 to 12/31/2015      21.664568          20.769472           488,390.3319
--------------------------    ---------          ---------           ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007      28.724535          28.856664            11,445.2329
01/01/2008 to 12/31/2008      28.856664          16.887895            34,075.3168
01/01/2009 to 12/31/2009      16.887895          22.422216            51,599.1800
01/01/2010 to 12/31/2010      22.422216          24.848774            73,357.6213
01/01/2011 to 12/31/2011      24.848774          22.745114           110,234.9538
01/01/2012 to 12/31/2012      22.745114          25.796660           141,289.1031
01/01/2013 to 12/31/2013      25.796660          30.139188           156,306.3597
01/01/2014 to 12/31/2014      30.139188          29.687408           160,127.5759
01/01/2015 to 12/31/2015      29.687408          28.451870           152,938.6376
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      15.463752          15.520371             7,976.4697
01/01/2008 to 12/31/2008      15.520371          13.845537            22,941.4967
01/01/2009 to 12/31/2009      13.845537          15.343431            54,213.2000
01/01/2010 to 12/31/2010      15.343431          16.073040            79,165.8013
01/01/2011 to 12/31/2011      16.073040          16.784089           104,120.9165
01/01/2012 to 12/31/2012      16.784089          17.403821           128,042.8143
01/01/2013 to 12/31/2013      17.403821          16.757901           142,548.0526
01/01/2014 to 12/31/2014      16.757901          17.362374           147,315.4477
01/01/2015 to 12/31/2015      17.362374          17.133643           139,555.9909
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      27.970670          28.706979            12,032.6216
01/01/2008 to 12/31/2008      28.706979          17.404655            34,064.1608
01/01/2009 to 12/31/2009      17.404655          24.374512            47,263.9300
01/01/2010 to 12/31/2010      24.374512          26.805481            67,635.3248
01/01/2011 to 12/31/2011      26.805481          24.036566            86,439.4093
01/01/2012 to 12/31/2012      24.036566          28.989961            96,982.4465
01/01/2013 to 12/31/2013      28.989961          36.854378           102,759.1290
01/01/2014 to 12/31/2014      36.854378          37.108364            99,575.1962
01/01/2015 to 12/31/2015      37.108364          39.052668            96,740.8069
--------------------------    ---------          ---------           ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007          34.389818          34.660775         6,104.5591
01/01/2008 to 12/31/2008          34.660775          15.852873        17,358.4207
01/01/2009 to 12/31/2009          15.852873          25.164423        26,752.7300
01/01/2010 to 12/31/2010          25.164423          30.316276        35,517.6198
01/01/2011 to 12/31/2011          30.316276          24.123856        42,097.1389
01/01/2012 to 12/31/2012          24.123856          28.054342        46,069.2927
01/01/2013 to 12/31/2013          28.054342          35.416816        44,778.1617
01/01/2014 to 12/31/2014          35.416816          35.594470        46,822.1103
01/01/2015 to 12/31/2015          35.594470          35.122509        44,411.2017
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         169.161554         168.367642         5,164.3769
01/01/2008 to 12/31/2008         168.367642          92.830501        18,776.2018
01/01/2009 to 12/31/2009          92.830501         127.362768        31,849.9300
01/01/2010 to 12/31/2010         127.362768         148.757722        42,869.6973
01/01/2011 to 12/31/2011         148.757722         140.139812        52,768.4923
01/01/2012 to 12/31/2012         140.139812         162.577020        60,194.5408
01/01/2013 to 12/31/2013         162.577020         208.160148        60,512.2500
01/01/2014 to 12/31/2014         208.160148         222.287363        56,354.6255
01/01/2015 to 12/31/2015         222.287363         233.761779        50,127.8409
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         119.942784         114.431939         2,291.5023
01/01/2008 to 12/31/2008         114.431939          69.987358        14,748.3575
01/01/2009 to 12/31/2009          69.987358          90.394289        27,268.2500
01/01/2010 to 12/31/2010          90.394289          99.125555        36,597.7565
01/01/2011 to 12/31/2011          99.125555          95.770102        40,596.0464
01/01/2012 to 12/31/2012          95.770102         110.718206        44,679.1292
01/01/2013 to 12/31/2013         110.718206         145.463826        44,321.9998
01/01/2014 to 12/31/2014         145.463826         158.378930        41,757.5372
01/01/2015 to 12/31/2015         158.378930         158.132341        40,482.6819
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          50.530135          55.676889         6,456.7193
01/01/2014 to 12/31/2014          55.676889          61.179061        16,868.9457
01/01/2015 to 12/31/2015          61.179061          60.458057        20,879.0506
--------------------------       ----------         ----------        -----------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VIP CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
06/01/2007 to 12/31/2007      43.544689          46.242310             4,883.5581
01/01/2008 to 12/31/2008      46.242310          26.113424            22,874.0653
01/01/2009 to 12/31/2009      26.113424          34.864434            32,990.5400
01/01/2010 to 12/31/2010      34.864434          40.181658            52,559.0859
01/01/2011 to 12/31/2011      40.181658          38.502322            76,153.6370
01/01/2012 to 12/31/2012      38.502322          44.067070            95,189.9860
01/01/2013 to 12/31/2013      44.067070          56.875066           113,201.0294
01/01/2014 to 12/31/2014      56.875066          62.586379           102,602.9426
01/01/2015 to 12/31/2015      62.586379          61.936514            89,716.9377
--------------------------    ---------          ---------           ------------

VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
06/01/2007 to 12/31/2007      39.990779          40.456907             7,136.8052
01/01/2008 to 12/31/2008      40.456907          24.043718            23,937.2823
01/01/2009 to 12/31/2009      24.043718          33.068339            38,476.5300
01/01/2010 to 12/31/2010      33.068339          41.842204            61,465.9416
01/01/2011 to 12/31/2011      41.842204          36.710130           100,666.9336
01/01/2012 to 12/31/2012      36.710130          41.385194           128,693.8996
01/01/2013 to 12/31/2013      41.385194          55.337802           147,718.0633
01/01/2014 to 12/31/2014      55.337802          57.744233           144,296.0325
01/01/2015 to 12/31/2015      57.744233          55.902032           128,873.4318
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      46.573685          44.538809             5,725.6659
01/01/2008 to 12/31/2008      44.538809          30.831141            14,199.1032
01/01/2009 to 12/31/2009      30.831141          41.142311            21,340.4100
01/01/2010 to 12/31/2010      41.142311          45.620796            29,387.1588
01/01/2011 to 12/31/2011      45.620796          45.968701            43,309.7107
01/01/2012 to 12/31/2012      45.968701          50.958796            63,650.1413
01/01/2013 to 12/31/2013      50.958796          57.141648            70,610.2399
01/01/2014 to 12/31/2014      57.141648          58.830348            71,742.6868
01/01/2015 to 12/31/2015      58.830348          53.812193            74,345.7715
--------------------------    ---------          ---------           ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007      25.556001          23.677788             7,537.6307
01/01/2008 to 12/31/2008      23.677788          14.653907            21,113.7426
01/01/2009 to 12/31/2009      14.653907          18.177837            28,836.3500
01/01/2010 to 12/31/2010      18.177837          19.892165            39,741.3573
01/01/2011 to 12/31/2011      19.892165          19.373038            41,006.9942
01/01/2012 to 12/31/2012      19.373038          21.779453            48,570.5547
01/01/2013 to 12/31/2013      21.779453          27.491364            49,074.5167
01/01/2014 to 12/31/2014      27.491364          28.981883            46,847.7037
01/01/2015 to 12/31/2015      28.981883          27.113782            41,942.2348
--------------------------    ---------          ---------           ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         10.245799           8.757826          6,120.0630
01/01/2008 to 12/31/2008          8.757826           5.772724         23,370.5566
01/01/2009 to 12/31/2009          5.772724           7.337474         41,885.4700
01/01/2010 to 12/31/2010          7.337474           9.259070         57,738.4084
01/01/2011 to 12/31/2011          9.259070           8.769731         92,874.9079
01/01/2012 to 12/31/2012          8.769731          10.216691        140,874.4422
01/01/2013 to 12/31/2013         10.216691          13.698220        161,814.7579
01/01/2014 to 12/31/2014         13.698220          13.557740        165,038.5474
01/01/2015 to 12/31/2015         13.557740          12.356896        158,358.7066
--------------------------       ---------          ---------        ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
06/01/2007 to 12/31/2007         11.986393          12.435459          1,533.8094
01/01/2008 to 12/31/2008         12.435459          12.997081         14,979.4289
01/01/2009 to 12/31/2009         12.997081          15.180454         31,425.0100
01/01/2010 to 12/31/2010         15.180454          17.098129         61,140.0669
01/01/2011 to 12/31/2011         17.098129          16.680854        113,770.4242
01/01/2012 to 12/31/2012         16.680854          18.887799        164,302.7769
01/01/2013 to 12/31/2013         18.887799          18.890822        198,482.7721
01/01/2014 to 12/31/2014         18.890822          18.931751        198,847.1627
01/01/2015 to 12/31/2015         18.931751          17.829175        192,626.1583
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         14.373103          13.540508         29,124.6119
01/01/2008 to 12/31/2008         13.540508           7.940688         73,924.1231
01/01/2009 to 12/31/2009          7.940688          10.515990        102,695.3800
01/01/2010 to 12/31/2010         10.515990          12.937554        117,219.8832
01/01/2011 to 12/31/2011         12.937554          13.047195        128,396.0043
01/01/2012 to 12/31/2012         13.047195          15.242946        150,502.7891
01/01/2013 to 12/31/2013         15.242946          22.168795        156,790.8210
01/01/2014 to 12/31/2014         22.168795          26.266439        162,766.8998
01/01/2015 to 12/31/2015         26.266439          25.400866        173,653.6358
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         33.231726          33.167224          7,951.5273
01/01/2008 to 12/31/2008         33.167224          23.071516         27,205.1846
01/01/2009 to 12/31/2009         23.071516          27.726770         47,573.3100
01/01/2010 to 12/31/2010         27.726770          30.732103         73,558.1069
01/01/2011 to 12/31/2011         30.732103          31.032899         99,131.9116
01/01/2012 to 12/31/2012         31.032899          35.408439        116,503.9418
01/01/2013 to 12/31/2013         35.408439          45.300842        139,065.8650
01/01/2014 to 12/31/2014         45.300842          49.482735        142,515.0878
01/01/2015 to 12/31/2015         49.482735          49.476403        136,400.5486
--------------------------       ---------          ---------        ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II) (FORMERLY CLEARBRIDGE
VARIABLE EQUITY
 INCOME SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         14.586685          14.887486              0.0000
01/01/2008 to 12/31/2008         14.887486           9.528721         17,295.0246
01/01/2009 to 12/31/2009          9.528721          11.499858         55,487.2300
01/01/2010 to 12/31/2010         11.499858          12.688748         72,240.6765
01/01/2011 to 12/31/2011         12.688748          13.450635         84,241.9434
01/01/2012 to 12/31/2012         13.450635          15.099293        109,977.8625
01/01/2013 to 12/31/2013         15.099293          18.676098        140,897.9808
01/01/2014 to 12/31/2014         18.676098          20.857775        141,209.0187
01/01/2015 to 12/31/2015         20.857775          19.615535        142,399.9358
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         14.599430          14.328264          2,797.2503
01/01/2008 to 12/31/2008         14.328264           8.359846          3,405.0854
01/01/2009 to 12/31/2009          8.359846          11.746257          4,288.2100
01/01/2010 to 12/31/2010         11.746257          14.471096          9,730.5747
01/01/2011 to 12/31/2011         14.471096          14.439341         22,826.7537
01/01/2012 to 12/31/2012         14.439341          16.969486         37,419.0421
01/01/2013 to 12/31/2013         16.969486          24.557868         46,035.0404
01/01/2014 to 12/31/2014         24.557868          25.153675         52,422.8282
01/01/2015 to 12/31/2015         25.153675          23.671278         50,645.8806
--------------------------       ---------          ---------        ------------

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
LIFESTYLE
 ALLOCATION 50% SUB-ACCOUNT)
05/03/2010 to 12/31/2010         15.835070          16.731921          3,348.6930
01/01/2011 to 12/31/2011         16.731921          16.659942          9,412.4544
01/01/2012 to 12/31/2012         16.659942          18.541036         19,000.0732
01/01/2013 to 12/31/2013         18.541036          21.044778         25,365.9316
01/01/2014 to 12/31/2014         21.044778          21.727027         24,731.7068
01/01/2015 to 12/31/2015         21.727027          21.128680         25,716.3714
--------------------------       ---------          ---------        ------------

QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE LIFESTYLE
ALLOCATION
 85% SUB-ACCOUNT)
06/01/2007 to 12/31/2007         16.217535          15.290627         15,682.9362
01/01/2008 to 12/31/2008         15.290627           9.416886         27,001.4136
01/01/2009 to 12/31/2009          9.416886          12.277148         30,381.4600
01/01/2010 to 12/31/2010         12.277148          13.979120         47,221.4921
01/01/2011 to 12/31/2011         13.979120          13.439946         82,896.2159
01/01/2012 to 12/31/2012         13.439946          15.326914         82,256.8557
01/01/2013 to 12/31/2013         15.326914          19.080661         78,542.4471
01/01/2014 to 12/31/2014         19.080661          19.657771         70,880.7707
01/01/2015 to 12/31/2015         19.657771          18.913591         66,110.7968
--------------------------       ---------          ---------        ------------


                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
06/01/2007 to 12/31/2007         17.079979          16.169795             7,749.3124
01/01/2008 to 12/31/2008         16.169795          11.007525             8,223.0624
01/01/2009 to 12/31/2009         11.007525          16.851280            15,573.4000
01/01/2010 to 12/31/2010         16.851280          19.058381            30,580.2908
01/01/2011 to 12/31/2011         19.058381          19.077740            42,042.0089
01/01/2012 to 12/31/2012         19.077740          22.214172            51,573.4382
01/01/2013 to 12/31/2013         22.214172          23.232293            67,297.4994
01/01/2014 to 12/31/2014         23.232293          22.600033            68,742.9205
01/01/2015 to 12/31/2015         22.600033          20.942509            66,751.9801
--------------------------       ---------          ---------            -----------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013         11.410877          12.684406        16,265,863.0286
01/01/2014 to 12/31/2014         12.684406          13.504638        14,095,337.4320
01/01/2015 to 12/31/2015         13.504638          14.153010        12,437,190.3780
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         21.695968          23.307882         3,267,882.4500
01/01/2013 to 12/31/2013         23.307882          25.078819         2,529,494.1679
01/01/2014 to 12/31/2014         25.078819          25.494051         2,024,582.2085
01/01/2015 to 12/31/2015         25.494051          24.073973         1,813,920.5224
--------------------------       ---------          ---------        ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.350200          18.414936         1,888,250.4515
01/01/2015 to 12/31/2015         18.414936          17.868635         1,721,403.9447
--------------------------       ---------          ---------        ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO
 VARIABLE INSURANCE FUNDS) - INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
06/01/2007 to 12/31/2007         11.100281           9.600539             6,586.0863
01/01/2008 to 12/31/2008          9.600539           5.222427             5,999.0797
01/01/2009 to 12/31/2009          5.222427           6.737821            16,587.5100
01/01/2010 to 12/31/2010          6.737821           7.774066            27,181.6324
01/01/2011 to 12/31/2011          7.774066           7.136180            31,483.7769
01/01/2012 to 12/31/2012          7.136180           8.977845            50,214.9584
01/01/2013 to 12/31/2013          8.977845           9.050707            58,897.0841
01/01/2014 to 04/25/2014          9.050707           9.512888                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF
 U.S. REAL ESTATE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         58.656156          45.348318             3,696.2612
01/01/2008 to 12/31/2008         45.348318          27.713737             7,954.9185
01/01/2009 to 12/31/2009         27.713737          35.006669            13,260.0700
01/01/2010 to 12/31/2010         35.006669          44.774079            22,382.1092
01/01/2011 to 12/31/2011         44.774079          46.673470            24,982.4381
01/01/2012 to 12/31/2012         46.673470          53.202241            31,287.5906
01/01/2013 to 12/31/2013         53.202241          53.433046            29,817.8752
01/01/2014 to 04/25/2014         53.433046          59.548503                 0.0000
--------------------------       ---------          ---------            -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.318688           7.530069         9,281,983.4705
01/01/2012 to 12/31/2012          7.530069           8.781353         9,179,927.9410
01/01/2013 to 12/31/2013          8.781353          12.582936        10,299,327.4956
01/01/2014 to 12/31/2014         12.582936          14.722774         9,951,305.9858
01/01/2015 to 12/31/2015         14.722774          13.904219         8,405,579.8868
--------------------------       ---------          ---------        ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
06/01/2007 to 12/31/2007         11.994863          10.316557           340,673.9753
01/01/2008 to 12/31/2008         10.316557           4.607445           734,949.4798
01/01/2009 to 12/31/2009          4.607445           6.255989         1,485,802.9800
01/01/2010 to 12/31/2010          6.255989           6.608321         2,136,811.7632
01/01/2011 to 04/29/2011          6.608321           7.022114                 0.0000
--------------------------       ---------          ---------        ---------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.212891          21.021513         5,894,732.4837
01/01/2013 to 12/31/2013         21.021513          26.995638         6,198,464.3985
01/01/2014 to 12/31/2014         26.995638          25.028886         6,812,067.9430
01/01/2015 to 12/31/2015         25.028886          23.517737         6,180,318.9882
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.219162           9.008179         1,579,466.2400
01/01/2010 to 12/31/2010          9.008179          10.184113         2,751,749.3103
01/01/2011 to 12/31/2011         10.184113           9.876117         3,848,914.6430
01/01/2012 to 12/31/2012          9.876117          11.518581         5,585,792.0588
01/01/2013 to 12/31/2013         11.518581          15.347858         6,134,754.4460
01/01/2014 to 12/31/2014         15.347858          16.510796         5,772,042.6643
01/01/2015 to 12/31/2015         16.510796          15.278501         5,109,520.7704
--------------------------       ---------          ---------        ---------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
06/01/2007 to 12/31/2007         27.507180          25.425877           19,384.9622
01/01/2008 to 12/31/2008         25.425877          16.961481           54,087.5404
01/01/2009 to 12/31/2009         16.961481          20.716606           87,747.6800
01/01/2010 to 12/31/2010         20.716606          22.873636          128,522.0594
01/01/2011 to 12/31/2011         22.873636          22.002166          162,258.9539
01/01/2012 to 12/31/2012         22.002166          24.757661          189,188.4315
01/01/2013 to 12/31/2013         24.757661          32.592309          198,561.0587
01/01/2014 to 04/25/2014         32.592309          32.774517                0.0000
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
06/01/2007 to 12/31/2007         16.975721          15.131052           20,102.2929
01/01/2008 to 12/31/2008         15.131052           9.559028           50,838.0840
01/01/2009 to 05/01/2009          9.559028           9.270868                0.0000
--------------------------       ---------          ---------          ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.128594          36.934398        1,077,254.9885
01/01/2015 to 12/31/2015         36.934398          33.083553        1,543,775.1148
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE
 INSURANCE FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT
THE UNIVERSAL
 INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))
06/01/2007 to 12/31/2007         11.679113          10.972277            6,195.8623
01/01/2008 to 12/31/2008         10.972277           6.325023           27,966.5601
01/01/2009 to 12/31/2009          6.325023           8.662198           35,242.2200
01/01/2010 to 12/31/2010          8.662198          10.415731           45,778.8061
01/01/2011 to 12/31/2011         10.415731          10.335456           80,728.5048
01/01/2012 to 12/31/2012         10.335456          11.907276           87,665.7806
01/01/2013 to 12/31/2013         11.907276          15.694676           76,497.4970
01/01/2014 to 04/25/2014         15.694676          15.679015                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         16.472506          15.833312        1,029,233.3851
01/01/2008 to 12/31/2008         15.833312           9.546739          962,010.0522
01/01/2009 to 12/31/2009          9.546739          12.572653        1,253,787.8800
01/01/2010 to 12/31/2010         12.572653          15.612906        1,691,566.4377
01/01/2011 to 12/31/2011         15.612906          15.199465        2,308,826.3032
01/01/2012 to 12/31/2012         15.199465          17.683791        2,591,469.4859
01/01/2013 to 12/31/2013         17.683791          24.395133        2,336,788.7807
01/01/2014 to 12/31/2014         24.395133          25.907149        2,104,459.8518
01/01/2015 to 12/31/2015         25.907149          25.060002        2,060,361.6892
--------------------------       ---------          ---------        --------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.054109          14.416084        3,718,858.9764
01/01/2013 to 12/31/2013         14.416084          16.617317        3,266,386.7049
01/01/2014 to 12/31/2014         16.617317          16.920561        3,249,730.5987
01/01/2015 to 12/31/2015         16.920561          16.856421        2,955,583.3477
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         11.701391          14.068459          419,820.3816
01/01/2008 to 12/31/2008         14.068459           6.156400        1,093,775.7477
01/01/2009 to 12/31/2009          6.156400          10.236000        3,411,716.9900
01/01/2010 to 12/31/2010         10.236000          12.456715        6,735,950.9509
01/01/2011 to 12/31/2011         12.456715           9.966333        8,359,257.3766
01/01/2012 to 12/31/2012          9.966333          11.660563        7,916,048.0421
01/01/2013 to 12/31/2013         11.660563          10.903862        8,915,079.5966
01/01/2014 to 12/31/2014         10.903862          10.031008        9,634,324.8379
01/01/2015 to 12/31/2015         10.031008           8.508161        9,235,529.0266
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         17.365531          17.673078        1,966,501.5199
01/01/2008 to 12/31/2008         17.673078          10.023606        2,235,955.6138
01/01/2009 to 12/31/2009         10.023606          12.978336        2,505,048.0600
01/01/2010 to 12/31/2010         12.978336          14.229112        2,745,255.7489
01/01/2011 to 12/31/2011         14.229112          12.503286        3,047,612.0746
01/01/2012 to 12/31/2012         12.503286          14.359545        2,858,859.2081
01/01/2013 to 12/31/2013         14.359545          16.853046        2,531,598.9555
01/01/2014 to 12/31/2014         16.853046          15.432901        2,475,053.5685
01/01/2015 to 12/31/2015         15.432901          14.918516        2,723,516.5361
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         12.276082          12.910899            1,954.2151
01/01/2008 to 12/31/2008         12.910899           6.765224           23,833.6701
01/01/2009 to 12/31/2009          6.765224          10.470956           55,327.8200
01/01/2010 to 12/31/2010         10.470956          13.611354           67,229.5922
01/01/2011 to 12/31/2011         13.611354          12.468479          107,388.4040
01/01/2012 to 12/31/2012         12.468479          13.408399          166,932.4029
01/01/2013 to 12/31/2013         13.408399          18.345091          210,972.6110
01/01/2014 to 12/31/2014         18.345091          18.236986          222,512.6246
01/01/2015 to 12/31/2015         18.236986          17.046033          218,113.9260
--------------------------       ---------          ---------        --------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007         20.654784          19.793149          4,003.1160
01/01/2008 to 12/31/2008         19.793149          11.578024         10,204.0536
01/01/2009 to 12/31/2009         11.578024          15.929328         16,867.3300
01/01/2010 to 12/31/2010         15.929328          18.173452         16,256.1559
01/01/2011 to 12/31/2011         18.173452          16.382187         15,998.5231
01/01/2012 to 12/31/2012         16.382187          19.534534         14,286.8077
01/01/2013 to 12/31/2013         19.534534          24.436965         44,002.7547
01/01/2014 to 12/31/2014         24.436965          24.564278         42,233.2004
01/01/2015 to 12/31/2015         24.564278          25.125769         38,367.5943
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
06/01/2007 to 12/31/2007         14.578041          13.721976          9,311.3541
01/01/2008 to 12/31/2008         13.721976           7.788197         22,983.1392
01/01/2009 to 12/31/2009          7.788197          10.048509         42,513.9100
01/01/2010 to 12/31/2010         10.048509          10.620322         45,387.1725
01/01/2011 to 04/29/2011         10.620322          11.841358              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010          8.676477           9.071637          4,097.1219
01/01/2011 to 12/31/2011          9.071637           8.312166         59,224.5392
01/01/2012 to 12/31/2012          8.312166           9.996641         63,025.4342
01/01/2013 to 04/26/2013          9.996641          10.620719              0.0000
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         20.988813          19.830152          2,128.8726
01/01/2008 to 12/31/2008         19.830152          13.106480         15,702.7566
01/01/2009 to 12/31/2009         13.106480          15.979246         42,814.5700
01/01/2010 to 12/31/2010         15.979246          18.276791         82,830.4565
01/01/2011 to 12/31/2011         18.276791          17.169315        139,612.6721
01/01/2012 to 12/31/2012         17.169315          18.684733        181,721.6713
01/01/2013 to 12/31/2013         18.684733          24.470406        196,254.6002
01/01/2014 to 12/31/2014         24.470406          26.768949        173,100.6735
01/01/2015 to 12/31/2015         26.768949          26.360698        155,066.1225
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         22.081748          24.109085        301,646.3134
01/01/2014 to 12/31/2014         24.109085          26.320086        275,691.3311
01/01/2015 to 12/31/2015         26.320086          25.837392        297,205.4542
--------------------------       ---------          ---------        ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
06/01/2007 to 12/31/2007         19.059151          19.667198         18,009.8596
01/01/2008 to 12/31/2008         19.667198          17.275197         59,833.0356
01/01/2009 to 12/31/2009         17.275197          22.626378        108,632.9500
01/01/2010 to 12/31/2010         22.626378          24.978500        170,143.4107
01/01/2011 to 12/31/2011         24.978500          25.475125        283,075.9526
01/01/2012 to 12/31/2012         25.475125          27.982962        360,409.6261
01/01/2013 to 12/31/2013         27.982962          27.964193        438,684.1983
01/01/2014 to 12/31/2014         27.964193          28.781776        406,496.2181
01/01/2015 to 12/31/2015         28.781776          27.957931        375,760.1818
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.585606           2.610313        166,865.3428
01/01/2014 to 12/31/2014          2.610313           2.681834        606,420.3257
01/01/2015 to 12/31/2015          2.681834           2.597567        773,203.0002
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         43.106567          47.027562         49,423.4994
01/01/2015 to 12/31/2015         47.027562          44.667960         48,320.4344
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY
 TRUST - CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I))
06/01/2007 to 12/31/2007         37.268480          34.568918         13,800.4341
01/01/2008 to 12/31/2008         34.568918          21.575166         19,448.4631
01/01/2009 to 12/31/2009         21.575166          27.466266         33,512.0900
01/01/2010 to 12/31/2010         27.466266          31.518820         38,861.1643
01/01/2011 to 12/31/2011         31.518820          29.097478         46,296.6108
01/01/2012 to 12/31/2012         29.097478          32.922180         49,392.3960
01/01/2013 to 12/31/2013         32.922180          42.821428         48,970.4404
01/01/2014 to 04/25/2014         42.821428          43.044665              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         53.241766          55.287445          1,899.9188
01/01/2013 to 12/31/2013         55.287445          53.861592          3,778.4470
01/01/2014 to 12/31/2014         53.861592          56.616365          4,854.4280
01/01/2015 to 12/31/2015         56.616365          55.907566          6,185.0841
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.343998          13.027044          1,098.0500
01/01/2010 to 12/31/2010         13.027044          15.361397            817.4712
01/01/2011 to 12/31/2011         15.361397          13.765569            141.4414
01/01/2012 to 12/31/2012         13.765569          15.492884            118.8309
01/01/2013 to 12/31/2013         15.492884          20.464470            120.0078
01/01/2014 to 12/31/2014         20.464470          21.931630            118.8698
01/01/2015 to 12/31/2015         21.931630          22.938744            112.4185
--------------------------       ---------          ---------        ------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
06/01/2007 to 12/31/2007         16.015140          15.905748                0.0000
01/01/2008 to 12/31/2008         15.905748           8.977845            1,614.2301
01/01/2009 to 05/01/2009          8.977845           8.533019                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          9.951030           9.889713        8,363,158.2263
01/01/2014 to 12/31/2014          9.889713           9.732732        7,075,066.4450
01/01/2015 to 12/31/2015          9.732732           9.578243        7,140,713.0665
--------------------------       ---------          ---------        --------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.315911          13.175395           57,331.1750
01/01/2011 to 12/31/2011         13.175395          12.966829           63,226.6118
01/01/2012 to 12/31/2012         12.966829          12.759885           78,400.8691
01/01/2013 to 12/31/2013         12.759885          12.557346           39,878.1467
01/01/2014 to 12/31/2014         12.557346          12.358022           19,175.6872
01/01/2015 to 12/31/2015         12.358022          12.161861           13,335.4350
--------------------------       ---------          ---------        --------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS VARIABLE
INCOME TRUST -
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT)
06/01/2007 to 12/31/2007         13.198194          13.442195           21,079.9860
01/01/2008 to 12/31/2008         13.442195          13.572747           37,021.3536
01/01/2009 to 12/31/2009         13.572747          13.387179           28,262.3000
01/01/2010 to 04/30/2010         13.387179          13.317662                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.099051          13.574315        6,670,324.1565
01/01/2013 to 12/31/2013         13.574315          18.265927        5,887,204.3642
01/01/2014 to 12/31/2014         18.265927          19.547699        4,674,978.0451
01/01/2015 to 12/31/2015         19.547699          21.264970        3,988,450.4442
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
06/01/2007 to 12/31/2007          9.871442          10.182457        3,069,571.3003
01/01/2008 to 12/31/2008         10.182457           5.416942        2,293,401.7597
01/01/2009 to 12/31/2009          5.416942           7.660736        1,915,241.2800
01/01/2010 to 12/31/2010          7.660736           8.247628        1,610,111.5628
01/01/2011 to 12/31/2011          8.247628           8.004920        1,408,321.2504
01/01/2012 to 04/27/2012          8.004920           8.999645                0.0000
--------------------------       ---------          ---------        --------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
06/01/2007 to 12/31/2007      15.789537          16.162956             196,667.5236
01/01/2008 to 12/31/2008      16.162956          15.821074             609,677.7931
01/01/2009 to 12/31/2009      15.821074          16.205260           1,245,877.9000
01/01/2010 to 12/31/2010      16.205260          16.824014           2,141,454.3756
01/01/2011 to 12/31/2011      16.824014          17.429548           2,728,177.3143
01/01/2012 to 12/31/2012      17.429548          17.674177           2,663,283.4393
01/01/2013 to 12/31/2013      17.674177          17.236178           2,471,433.1772
01/01/2014 to 12/31/2014      17.236178          17.395157           2,042,554.2656
01/01/2015 to 12/31/2015      17.395157          17.171609           1,884,724.0816
--------------------------    ---------          ---------           --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
07/13/2007 to 12/31/2007      19.365071          16.741090              10,965.3215
01/01/2008 to 12/31/2008      16.741090          10.213334              35,912.5691
01/01/2009 to 12/31/2009      10.213334          13.758362              60,612.0500
01/01/2010 to 12/31/2010      13.758362          16.661991              86,284.8988
01/01/2011 to 12/31/2011      16.661991          16.007276             106,620.1825
01/01/2012 to 12/31/2012      16.007276          18.535324              99,688.4920
01/01/2013 to 12/31/2013      18.535324          25.651478              98,106.4812
01/01/2014 to 12/31/2014      25.651478          28.186448              94,886.3223
01/01/2015 to 12/31/2015      28.186448          26.048651              83,812.5307
--------------------------    ---------          ---------           --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
06/01/2007 to 12/31/2007      36.134620          32.661270               5,068.4585
01/01/2008 to 12/31/2008      32.661270          21.290494               9,798.7339
01/01/2009 to 12/31/2009      21.290494          26.245677              18,586.8300
01/01/2010 to 12/31/2010      26.245677          30.450976              21,724.4544
01/01/2011 to 12/31/2011      30.450976          28.218062              23,612.0901
01/01/2012 to 12/31/2012      28.218062          30.774001              24,114.4983
01/01/2013 to 12/31/2013      30.774001          40.205131              23,583.7136
01/01/2014 to 12/31/2014      40.205131          45.422540              23,354.8537
01/01/2015 to 12/31/2015      45.422540          41.861285              21,055.0951

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                                                                 AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        48,208,209   $       146,512,028   $       300,649,454   $       113,155,397
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                     1
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           48,208,209           146,512,028           300,649,454           113,155,398
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   --                    42                    96                   132
   Due to MetLife Insurance
     Company USA..........................                   --                     1                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   --                    43                    96                   132
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,208,209   $       146,499,524   $       300,581,904   $       113,148,913
   Net assets from contracts in payout....                   --                12,461                67,454                 6,353
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                            AMERICAN FUNDS        AMERICAN FUNDS      BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       754,095,343  $       358,450,682  $          1,566,939  $        12,496,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          754,095,343          358,450,682             1,566,939           12,496,599
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   89                  103                    68                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   89                  103                    68                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       754,068,033  $       358,393,484  $          1,566,871  $        12,496,599
   Net assets from contracts in payout..               27,221               57,095                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================

                                             FEDERATED HIGH          FEDERATED          FIDELITY VIP          FIDELITY VIP
                                               INCOME BOND            KAUFMAN           ASSET MANAGER          CONTRAFUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $             25,033  $            47,964  $        76,132,131  $       581,923,333
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................                25,033               47,964           76,132,131          581,923,334
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     3                    6                    8                  103
   Due to MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     3                    6                    9                  103
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             25,030  $            47,958  $        76,132,122  $       581,922,752
   Net assets from contracts in payout..                    --                   --                   --                  479
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================

                                              FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME      FUNDSMANAGER 50%
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,959,137  $     4,406,702,676
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             4,959,137        4,406,702,676
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Insurance
     Company USA........................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    --                    1
                                          --------------------  -------------------

NET ASSETS..............................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,959,137  $     4,406,702,675
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                  FIDELITY VIP
                                             FIDELITY VIP          GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                           FUNDSMANAGER 60%       MONEY MARKET             GROWTH              INDEX 500
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,688,709,450  $        49,654,026  $       160,925,926  $        62,224,187
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        3,688,709,450           49,654,026          160,925,927           62,224,187
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   13                    8                    9
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   13                    8                   10
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================


                                              FIDELITY VIP         FIDELITY VIP        FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS            INCOME VIP        MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       401,284,609  $         4,615,792  $        253,302,187  $       128,211,530
   Due from MetLife Insurance
     Company USA........................                    1                   --                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          401,284,610            4,615,792           253,302,190          128,211,530
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   23                   --                    74                   43
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   23                   --                    74                   43
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       401,272,662  $         4,615,792  $        253,278,031  $       128,203,216
   Net assets from contracts in payout..               11,925                   --                24,085                8,271
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================


                                            FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                          SMALL CAP VALUE VIP       FOREIGN VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       110,998,653  $        66,002,394
   Due from MetLife Insurance
     Company USA........................                   --                    3
                                          -------------------  -------------------
       Total Assets.....................          110,998,653           66,002,397
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   92
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   17                   92
                                          -------------------  -------------------

NET ASSETS..............................  $       110,998,636  $        66,002,305
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       110,998,314  $        65,993,831
   Net assets from contracts in payout..                  322                8,474
                                          -------------------  -------------------
       Total Net Assets.................  $       110,998,636  $        66,002,305
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                            FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        222,633,735  $            14,947  $            171,373  $        619,311,871
   Due from MetLife Insurance
     Company USA........................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           222,633,736               14,947               171,373           619,311,871
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    1                     7                    30
   Due to MetLife Insurance
     Company USA........................                    --                   10                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    21                   11                     7                    31
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        222,619,444  $            14,936  $            171,366  $        619,292,019
   Net assets from contracts in payout..                14,271                   --                    --                19,821
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                             INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             6,508  $        256,390,790  $            317,724  $       300,878,704
   Due from MetLife Insurance
     Company USA........................                    2                    --                    --                    2
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................                6,510           256,390,790               317,724          300,878,706
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    10                    24                  172
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    1                    10                    24                  172
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             6,509  $        256,382,750  $            317,700  $       300,867,804
   Net assets from contracts in payout..                   --                 8,030                    --               10,730
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       400,323,074   $        186,422,385
   Due from MetLife Insurance
     Company USA........................                   --                      1
                                          --------------------  --------------------
        Total Assets....................          400,323,074            186,422,386
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                     71
   Due to MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Liabilities...............                   67                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       400,323,007   $        186,422,315
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,322,222   $        186,415,890
   Net assets from contracts in payout..                  785                  6,425
                                          --------------------  --------------------
        Total Net Assets................  $       400,323,007   $        186,422,315
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $        3,887,928   $         7,518,434    $       101,596,012  $       10,193,791
   Due from MetLife Insurance
     Company USA..........................                   --                     1                      3                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Assets.......................            3,887,928             7,518,435            101,596,015          10,193,791
                                            --------------------  --------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   70                   114                     98                  30
   Due to MetLife Insurance
     Company USA..........................                   --                    --                     --                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Liabilities..................                   70                   114                     98                  30
                                            --------------------  --------------------  --------------------  ------------------

NET ASSETS................................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        3,879,773   $         7,518,321    $       101,592,751  $       10,193,761
   Net assets from contracts in payout....                8,085                    --                  3,166                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Net Assets...................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================

                                                 LMPVET QS            LMPVET QS           LMPVET QS          LMPVIT WESTERN
                                            LEGG MASON VARIABLE      LEGG MASON      LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH     MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,239,804  $       83,641,368  $         1,277,452   $        86,641,574
   Due from MetLife Insurance
     Company USA..........................                    1                  --                   --                    --
                                            -------------------  ------------------  -------------------  ---------------------
       Total Assets.......................           38,239,805          83,641,368            1,277,452            86,641,574
                                            -------------------  ------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   31                  53                   44                    90
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                     1
                                            -------------------  ------------------  -------------------  ---------------------
       Total Liabilities..................                   31                  53                   44                    91
                                            -------------------  ------------------  -------------------  ---------------------

NET ASSETS................................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,239,774  $       83,641,315  $         1,277,408   $        86,639,012
   Net assets from contracts in payout....                   --                  --                   --                 2,471
                                            -------------------  ------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================


                                                  MFS VIT              MFS VIT
                                              INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            8,882  $            39,291
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................               8,882               39,291
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   7                    3
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                   7                    3
                                            ------------------  -------------------

NET ASSETS................................  $            8,875  $            39,288
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            8,875  $            39,288
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $            8,875  $            39,288
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                              MIST
                                                                                         ALLIANZ GLOBAL        MIST AMERICAN
                                                                    MIST AB GLOBAL      INVESTORS DYNAMIC     FUNDS BALANCED
                                              MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            26,213  $     3,205,372,049  $        60,867,188  $     3,117,922,691
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               26,213        3,205,372,050           60,867,188        3,117,922,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    2                  153                  126                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    2                  153                  126                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            26,211  $     3,205,242,779  $        60,867,062  $     3,117,607,108
   Net assets from contracts in payout....                   --              129,118                   --              315,475
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================


                                               MIST AMERICAN                             MIST AMERICAN           MIST AQR
                                               FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                                ALLOCATION          FUNDS GROWTH          ALLOCATION             BALANCED
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,740,439,326  $       640,713,195  $     1,567,578,966  $     2,431,541,762
   Due from MetLife Insurance
     Company USA..........................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        1,740,439,327          640,713,196        1,567,578,966        2,431,541,762
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  111                   98                  103                   83
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  111                   98                  103                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,739,985,940  $       640,675,538  $     1,566,643,334  $     2,431,168,043
   Net assets from contracts in payout....              453,276               37,560              935,529              373,636
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================


                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK
                                                 STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,128,182,640  $       210,920,562
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................        5,128,182,641          210,920,562
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  133                  160
   Due to MetLife Insurance
     Company USA..........................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                  133                  161
                                            -------------------  -------------------

NET ASSETS................................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,128,023,410  $       210,917,009
   Net assets from contracts in payout....              159,098                3,392
                                            -------------------  -------------------
       Total Net Assets...................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                             MIST                 MIST
                                               MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                            GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       288,549,759  $       513,586,309  $       139,196,441  $       595,542,947
   Due from MetLife Insurance
     Company USA..........................                    2                    2                    2                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          288,549,761          513,586,311          139,196,443          595,542,949
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  166                  202                  130                  131
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  166                  202                  130                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       288,524,994  $       513,499,690  $       139,141,096  $       595,373,816
   Net assets from contracts in payout....               24,601               86,419               55,217              169,002
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK       MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                 ALLOCATION           COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       777,069,853  $       699,284,779  $       244,282,026  $       291,888,137
   Due from MetLife Insurance
     Company USA..........................                   --                    1                    2                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          777,069,853          699,284,780          244,282,028          291,888,140
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  139                  143                  178                  215
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  139                  143                  178                  215
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       777,048,597  $       699,159,264  $       244,250,313  $       291,820,993
   Net assets from contracts in payout....               21,117              125,373               31,537               66,932
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================

                                                                    MIST JPMORGAN
                                               MIST JPMORGAN        GLOBAL ACTIVE
                                                 CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      340,682,934  $     1,000,785,340
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         340,682,934        1,000,785,340
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 146                  140
   Due to MetLife Insurance
     Company USA..........................                   1                   --
                                            ------------------  -------------------
       Total Liabilities..................                 147                  140
                                            ------------------  -------------------

NET ASSETS................................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      340,677,939  $     1,000,775,398
   Net assets from contracts in payout....               4,848                9,802
                                            ------------------  -------------------
       Total Net Assets...................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                                   MIST
                                               MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT        MET/ARTISAN
                                              SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        23,134,114  $       161,399,326  $       199,682,222  $           121,180
   Due from MetLife Insurance
     Company USA..........................                    5                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           23,134,119          161,399,327          199,682,222              121,180
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  241                  116                  164                   21
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  241                  116                  165                   21
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        23,133,878  $       161,384,592  $       199,499,597  $           121,159
   Net assets from contracts in payout....                   --               14,619              182,460                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================

                                                   MIST           MIST MET/FRANKLIN
                                              MET/EATON VANCE       LOW DURATION       MIST MET/TEMPLETON      MIST METLIFE
                                               FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        64,029,057  $       157,983,225  $        42,349,354  $       575,818,134
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           64,029,057          157,983,225           42,349,354          575,818,136
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  139                  130                   82                   88
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  139                  131                   83                   88
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,028,918  $       157,983,094  $        42,349,271  $       575,772,497
   Net assets from contracts in payout....                   --                   --                   --               45,551
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX
                                                BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $     6,663,424,092  $        633,831,412
   Due from MetLife Insurance
     Company USA..........................                   --                     1
                                            -------------------  --------------------
       Total Assets.......................        6,663,424,092           633,831,413
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   90                    72
   Due to MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Liabilities..................                   90                    72
                                            -------------------  --------------------

NET ASSETS................................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     6,663,229,465  $        633,827,304
   Net assets from contracts in payout....              194,537                 4,037
                                            -------------------  --------------------
       Total Net Assets...................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                            MIST                 MIST
                                               MIST METLIFE       MIST MFS EMERGING     MFS RESEARCH        MORGAN STANLEY
                                              SMALL CAP VALUE      MARKETS EQUITY       INTERNATIONAL       MID CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      236,288,146  $       365,167,355  $       271,985,892  $      220,460,557
   Due from MetLife Insurance
     Company USA..........................                   1                    2                    3                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         236,288,147          365,167,357          271,985,895         220,460,558
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 161                  159                  137                 146
   Due to MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 161                  159                  137                 146
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      236,129,812  $       365,115,077  $       271,866,935  $      220,423,514
   Net assets from contracts in payout....             158,174               52,121              118,823              36,898
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================

                                                                        MIST                MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL     PIMCO INFLATION           MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND     PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        65,266,607  $       21,123,900  $       634,902,941  $     1,561,823,708
   Due from MetLife Insurance
     Company USA..........................                    4                  71                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           65,266,611          21,123,971          634,902,941        1,561,823,708
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  123                 201                  182                  147
   Due to MetLife Insurance
     Company USA..........................                   --                  --                    2                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  123                 201                  184                  147
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        65,266,488  $       21,119,485  $       634,789,696  $     1,561,538,135
   Net assets from contracts in payout....                   --               4,285              113,061              285,426
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================


                                                   MIST             MIST PIONEER
                                               PIONEER FUND       STRATEGIC INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      285,738,475  $       884,892,188
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  -------------------
       Total Assets.......................         285,738,477          884,892,188
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 267                  192
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  -------------------
       Total Liabilities..................                 267                  194
                                            ------------------  -------------------

NET ASSETS................................  $      285,738,210  $       884,891,994
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      285,731,618  $       884,866,907
   Net assets from contracts in payout....               6,592               25,087
                                            ------------------  -------------------
       Total Net Assets...................  $      285,738,210  $       884,891,994
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                               MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      651,039,878  $       351,642,980  $       562,872,734  $    1,349,807,563
   Due from MetLife Insurance
     Company USA..........................                  --                    1                    1                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         651,039,878          351,642,981          562,872,735       1,349,807,563
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 184                  111                  133                 113
   Due to MetLife Insurance
     Company USA..........................                   1                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 185                  111                  133                 113
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      650,932,771  $       351,642,870  $       562,851,901  $    1,349,599,991
   Net assets from contracts in payout....             106,922                   --               20,701             207,459
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================

                                                 MIST SSGA       MIST T. ROWE PRICE  MIST T. ROWE PRICE        MIST TCW
                                                GROWTH ETF         LARGE CAP VALUE     MID CAP GROWTH      CORE FIXED INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       467,274,157  $      715,850,894  $       485,654,229  $            73,198
   Due from MetLife Insurance
     Company USA..........................                    1                  37                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          467,274,158         715,850,931          485,654,229               73,198
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  100                 193                   62                   29
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  100                 193                   62                   29
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       466,966,346  $      715,517,596  $       485,547,027  $            73,169
   Net assets from contracts in payout....              307,712             333,142              107,140                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================

                                                 MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  --------------------
ASSETS:
   Investments at fair value..............  $       15,617,152  $       233,411,595
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  --------------------
       Total Assets.......................          15,617,154          233,411,595
                                            ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                 171                   77
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  --------------------
       Total Liabilities..................                 171                   79
                                            ------------------  --------------------

NET ASSETS................................  $       15,616,983  $       233,411,516
                                            ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       15,616,983  $       233,406,598
   Net assets from contracts in payout....                  --                4,918
                                            ------------------  --------------------
       Total Net Assets...................  $       15,616,983  $       233,411,516
                                            ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $      245,107,792   $        69,045,516   $        14,301,378  $        4,149,069
   Due from MetLife Insurance
     Company USA..........................                   --                    --                     3                   1
                                            --------------------  -------------------  --------------------  ------------------
       Total Assets.......................          245,107,792            69,045,516            14,301,381           4,149,070
                                            --------------------  -------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  146                   172                   239                  62
   Due to MetLife Insurance
     Company USA..........................                    1                    --                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Liabilities..................                  147                   172                   239                  62
                                            --------------------  -------------------  --------------------  ------------------

NET ASSETS................................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      245,102,805   $        69,001,018   $        14,301,142  $        4,149,008
   Net assets from contracts in payout....                4,840                44,326                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Net Assets...................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================

                                               MSF BLACKROCK        MSF FRONTIER             MSF           MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH      JENNISON GROWTH      SMALL CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       398,591,067  $       73,654,859  $       501,066,473  $        12,750,761
   Due from MetLife Insurance
     Company USA..........................                   87                   1                   --                    3
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          398,591,154          73,654,860          501,066,473           12,750,764
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  375                  61                  120                  120
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  375                  61                  120                  120
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       398,516,210  $       73,624,080  $       500,696,787  $        12,750,644
   Net assets from contracts in payout....               74,569              30,719              369,566                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================

                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                             SMALL CAP GROWTH       MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $          328,783  $       194,979,925
   Due from MetLife Insurance
     Company USA..........................                   1                    1
                                            ------------------  -------------------
       Total Assets.......................             328,784          194,979,926
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  77                   75
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  77                   75
                                            ------------------  -------------------

NET ASSETS................................  $          328,707  $       194,979,851
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          328,707  $       194,834,141
   Net assets from contracts in payout....                  --              145,710
                                            ------------------  -------------------
       Total Net Assets...................  $          328,707  $       194,979,851
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL      MSF METLIFE          MSF METLIFE          MSF METLIFE
                                                   COMPANY        ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,108,977  $        65,568,724  $     4,248,132,743  $     6,667,289,123
   Due from MetLife Insurance
     Company USA..........................                     1                   --                    1                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,108,978           65,568,724        4,248,132,744        6,667,289,123
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   179                  112                   78                  113
   Due to MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   179                  112                   78                  113
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,108,799  $        65,568,612  $     4,246,399,984  $     6,664,750,190
   Net assets from contracts in payout....                    --                   --            1,732,682            2,538,820
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE            MSF MFS
                                             ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,814,030,429   $       121,483,399   $       553,516,031  $        42,319,381
   Due from MetLife Insurance
     Company USA..........................                    9                     1                     2                    1
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................        5,814,030,438           121,483,400           553,516,033           42,319,382
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   48                   112                    99                  188
   Due to MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   48                   112                    99                  188
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,813,124,841   $       121,483,288   $       553,396,163  $        42,319,194
   Net assets from contracts in payout....              905,549                    --               119,771                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================


                                                                       MSF MSCI
                                                MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       249,890,828  $        99,903,106
   Due from MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................          249,890,828           99,903,108
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  257                  157
   Due to MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Liabilities..................                  259                  157
                                            -------------------  -------------------

NET ASSETS................................  $       249,890,569  $        99,902,951
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       249,842,389  $        99,902,951
   Net assets from contracts in payout....               48,180                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       249,890,569  $        99,902,951
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       131,950,040  $       129,529,628  $       233,448,961  $       11,814,633
   Due from MetLife Insurance
     Company USA..........................                    3                    2                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          131,950,043          129,529,630          233,448,961          11,814,635
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  174                  131                  144                  75
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  174                  131                  144                  75
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       131,925,562  $       129,529,499  $       233,400,686  $       11,814,560
   Net assets from contracts in payout....               24,307                   --               48,131                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================

                                                MSF VAN ECK        MSF WESTERN ASSET    MSF WESTERN ASSET         MSF WMC
                                              GLOBAL NATURAL     MANAGEMENT STRATEGIC      MANAGEMENT           CORE EQUITY
                                                 RESOURCES        BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        74,871,957   $           195,364  $      268,298,831  $       527,700,954
   Due from MetLife Insurance
     Company USA..........................                    3                    --                  --                    1
                                            -------------------  --------------------  ------------------  -------------------
       Total Assets.......................           74,871,960               195,364         268,298,831          527,700,955
                                            -------------------  --------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   86                    54                 163                  200
   Due to MetLife Insurance
     Company USA..........................                   --                    --                   1                   --
                                            -------------------  --------------------  ------------------  -------------------
       Total Liabilities..................                   86                    54                 164                  200
                                            -------------------  --------------------  ------------------  -------------------

NET ASSETS................................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        74,871,874   $           195,310  $      268,287,125  $       527,398,463
   Net assets from contracts in payout....                   --                    --              11,542              302,292
                                            -------------------  --------------------  ------------------  -------------------
       Total Net Assets...................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================


                                                  NEUBERGER        OPPENHEIMER VA
                                               BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             7,225  $             7,486
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                7,225                7,486
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    9
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    9
                                            -------------------  -------------------

NET ASSETS................................  $             7,222  $             7,477
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             7,222  $             7,477
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             7,222  $             7,477
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              OPPENHEIMER VA                                                    PIMCO VIT
                                                MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA     COMMODITYREALRETURN
                                                 SMALL CAP           MAIN STREET             MONEY              STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,249,002  $           104,564  $             3,600  $          250,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    1                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          109,249,002              104,564                3,601             250,111
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   --                    9                  26
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   12                   --                    9                  26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,248,990  $           104,564  $             3,592  $          250,085
   Net assets from contracts in payout....                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================

                                                 PIMCO VIT
                                             EMERGING MARKETS         PIMCO VIT           PIONEER VCT          PIONEER VCT
                                                   BOND          UNCONSTRAINED BOND      MID CAP VALUE     REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $           406,833  $           281,890  $       63,990,396  $           240,971
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   2                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................              406,833              281,890          63,990,398              240,972
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   37                   27                  70                   71
   Due to MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   37                   27                  70                   71
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           406,796  $           281,863  $       63,990,328  $           240,901
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================


                                                T. ROWE PRICE        T. ROWE PRICE
                                                GROWTH STOCK      INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         7,058,976  $           417,754
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Assets.......................            7,058,976              417,754
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   --                   --
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Liabilities..................                   --                   --
                                            -------------------  --------------------

NET ASSETS................................  $         7,058,976  $           417,754
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,058,976  $           417,754
   Net assets from contracts in payout....                   --                   --
                                            -------------------  --------------------
       Total Net Assets...................  $         7,058,976  $           417,754
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                    TAP 1919 VARIABLE                                VAN ECK VIP
                                               T. ROWE PRICE       SOCIALLY RESPONSIVE        UIF GLOBAL             LONG/SHORT
                                               PRIME RESERVE            BALANCED            INFRASTRUCTURE          EQUITY INDEX
                                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $            497,039   $            215,862   $            345,733   $            260,349
   Due from MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................               497,039                215,862                345,733                260,349
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    --                     30                     48                     30
   Due to MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    --                     30                     48                     30
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            497,039   $            215,832   $            345,685   $            260,319
   Net assets from contracts in payout...                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AMERICAN FUNDS
                                                    ALGER          AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                              SMALL CAP GROWTH          BOND            GLOBAL GROWTH      CAPITALIZATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $        2,510,406  $        3,137,993  $               --
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             745,798           1,639,891           3,787,882           1,413,720
      Administrative charges...............                  --             373,441             792,963             265,924
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................             745,798           2,013,332           4,580,845           1,679,644
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....           (745,798)             497,074         (1,442,852)         (1,679,644)
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          14,153,024           2,882,514          30,711,548           9,473,256
      Realized gains (losses) on sale of
        investments........................             152,520             208,579           6,456,558           3,526,255
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......          14,305,544           3,091,093          37,168,106          12,999,511
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (15,807,878)         (5,130,676)        (18,663,205)        (11,981,529)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,502,334)         (2,039,583)          18,504,901           1,017,982
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,248,132)  $      (1,542,509)  $       17,062,049  $        (661,662)
                                             ==================  ==================  ==================  ==================


                                               AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL      DEUTSCHE I CROCI
                                                   GROWTH            GROWTH-INCOME       ALLOCATION V.I.        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,627,360  $         4,855,946  $            11,940  $           593,667
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,639,596            4,723,839                5,922              193,755
      Administrative charges...............            1,923,542              865,945                1,301                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,563,138            5,589,784                7,223              193,755
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (6,935,778)            (733,838)                4,717              399,912
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,941,379           55,558,993               83,600                   --
      Realized gains (losses) on sale of
        investments........................           30,306,129            9,232,824                (742)            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          196,247,508           64,791,817               82,858            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (146,627,691)         (63,748,822)            (117,457)            (737,267)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           49,619,817            1,042,995             (34,599)          (1,317,236)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,684,039  $           309,157  $          (29,882)  $         (917,324)
                                             ===================  ===================  ===================  ===================


                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,488  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                  694
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  370                  694
                                             -------------------  -------------------
          Net investment income (loss).....                1,118                (694)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                6,922
      Realized gains (losses) on sale of
        investments........................                 (32)                  489
                                             -------------------  -------------------
          Net realized gains (losses)......                 (32)                7,411
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,104)              (4,370)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (2,136)                3,041
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,018)  $             2,347
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,255,254  $         5,771,888  $            168,034  $        50,369,911
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,113,209            7,399,714                75,768           79,698,833
      Administrative charges...............                    --              934,396                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,113,209            8,334,110                75,768           79,698,833
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               142,045          (2,562,222)                92,266         (29,328,922)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,739,032           55,619,845               507,907          123,905,398
      Realized gains (losses) on sale of
        investments........................               616,813           21,394,268              (15,310)            1,073,388
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,355,845           77,014,113               492,597          124,978,786
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,290,851)         (78,548,435)             (872,283)        (184,114,448)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (935,006)          (1,534,322)             (379,686)         (59,135,662)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (792,961)  $       (4,096,544)  $          (287,420)  $      (88,464,584)
                                             ====================  ===================  ====================  ===================

                                                                     FIDELITY VIP
                                                 FIDELITY VIP         GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                               FUNDSMANAGER 60%      MONEY MARKET             GROWTH              INDEX 500
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        41,102,669  $            11,340  $           419,310  $          1,276,466
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           77,402,507            1,254,039            2,242,872               892,773
      Administrative charges...............                   --                   --                   --                    --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,402,507            1,254,039            2,242,872               892,773
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....         (36,299,838)          (1,242,699)          (1,823,562)               383,693
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          278,124,271                   --            5,197,857                44,305
      Realized gains (losses) on sale of
        investments........................           43,140,244                   --            7,631,090             3,392,317
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....          321,264,515                   --           12,828,947             3,436,622
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (341,468,121)                   --          (1,625,997)           (3,771,822)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (20,203,606)                   --           11,202,950             (335,200)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (56,503,444)  $       (1,242,699)  $         9,379,388  $             48,493
                                             ===================  ===================  ===================  ====================


                                                 FIDELITY VIP         FIDELITY VIP
                                                    MID CAP             OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,071,540  $             64,949
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,861,384                61,982
      Administrative charges...............            1,090,703                    --
                                             -------------------  --------------------
        Total expenses.....................            5,952,087                61,982
                                             -------------------  --------------------
           Net investment income (loss)....          (4,880,547)                 2,967
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           53,301,398                 4,793
      Realized gains (losses) on sale of
        investments........................            4,768,478                57,721
                                             -------------------  --------------------
           Net realized gains (losses).....           58,069,876                62,514
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (64,627,750)                67,570
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,557,874)               130,084
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (11,438,421)  $            133,051
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,929,918  $          4,311,745  $           763,990   $         2,377,228
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,105,662             1,624,632            1,312,378             1,141,113
      Administrative charges...............              699,348               358,922              301,626               184,158
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,805,010             1,983,554            1,614,004             1,325,271
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,124,908             2,328,191            (850,014)             1,051,957
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,513,467           17,570,672             2,428,055
      Realized gains (losses) on sale of
        investments........................              215,818             3,951,797            1,424,572             (110,969)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              215,818            13,465,264           18,995,244             2,317,086
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,921,031)          (24,403,194)         (28,752,630)           (9,120,445)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (32,705,213)          (10,937,930)          (9,757,386)           (6,803,359)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,580,305)  $        (8,609,739)  $      (10,607,400)   $       (5,751,402)
                                             ===================  ====================  ====================  ===================

                                              FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,045,265  $                 --  $              2,143  $        15,163,152
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,613,022                   211                 2,871            7,375,435
      Administrative charges...............              601,807                    --                    --            1,649,793
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,214,829                   211                 2,871            9,025,228
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           15,830,436                 (211)                 (728)            6,137,924
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,236,973                    81                19,594           58,583,434
      Realized gains (losses) on sale of
        investments........................          (2,409,168)                    70                18,258           10,656,361
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....          (1,172,195)                   151                37,852           69,239,795
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,472,303)                   555              (50,167)        (101,201,542)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (29,644,498)                   706              (12,315)         (31,961,747)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,814,062)  $                495  $           (13,043)  $      (25,823,823)
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                201  $         3,496,433
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    94            3,016,315
      Administrative charges...............                    --              683,773
                                             --------------------  --------------------
        Total expenses.....................                    94            3,700,088
                                             --------------------  --------------------
           Net investment income (loss)....                   107            (203,655)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,042                   --
      Realized gains (losses) on sale of
        investments........................                    39            3,594,236
                                             --------------------  --------------------
           Net realized gains (losses).....                 1,081            3,594,236
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (1,491)         (13,655,170)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (410)         (10,060,934)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (303)  $      (10,264,589)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               678   $        1,116,655   $         4,897,387    $         3,242,000
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,979            3,678,704             4,744,181              2,230,600
      Administrative charges...............                  469              793,394             1,042,471                490,904
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                2,448            4,472,098             5,786,652              2,721,504
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (1,770)          (3,355,443)             (889,265)                520,496
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               32,559           32,071,895            10,825,484                     --
      Realized gains (losses) on sale of
        investments........................                (706)            8,940,330            10,309,013              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               31,853           41,012,225            21,134,497              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (59,235)         (47,157,658)          (19,592,266)           (15,985,006)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (27,382)          (6,145,433)             1,542,231           (12,288,692)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (29,152)   $      (9,500,876)   $           652,966    $      (11,768,196)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           18,547   $           116,649    $                --  $           80,654
                                             --------------------  --------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,366               124,777              1,262,573              59,407
      Administrative charges...............               10,814                20,684                273,716              13,494
                                             --------------------  --------------------  --------------------  ------------------
        Total expenses.....................               76,180               145,461              1,536,289              72,901
                                             --------------------  --------------------  --------------------  ------------------
          Net investment income (loss).....             (57,633)              (28,812)            (1,536,289)               7,753
                                             --------------------  --------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              480,445               320,274              2,453,597              80,805
      Realized gains (losses) on sale of
        investments........................              287,018               238,545              2,292,061               (477)
                                             --------------------  --------------------  --------------------  ------------------
          Net realized gains (losses)......              767,463               558,819              4,745,658              80,328
                                             --------------------  --------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (376,334)             (911,526)            (9,601,052)           (765,231)
                                             --------------------  --------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              391,129             (352,707)            (4,855,394)           (684,903)
                                             --------------------  --------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          333,496   $         (381,519)    $       (6,391,683)  $        (677,150)
                                             ====================  ====================  ====================  ==================

                                                   LMPVET QS             LMPVET QS
                                              LEGG MASON VARIABLE       LEGG MASON
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           799,787   $         1,201,613
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              454,869             1,008,388
      Administrative charges...............              102,667               225,617
                                             --------------------  -------------------
        Total expenses.....................              557,536             1,234,005
                                             --------------------  -------------------
          Net investment income (loss).....              242,251              (32,392)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,698,286
      Realized gains (losses) on sale of
        investments........................              942,532             2,162,345
                                             --------------------  -------------------
          Net realized gains (losses)......              942,532            11,860,631
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,209,185)          (14,921,753)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,266,653)           (3,061,122)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,024,402)   $       (3,093,514)
                                             ====================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   LMPVET QS          LMPVIT WESTERN
                                              LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL         MFS VIT             MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST      NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            24,489    $         5,747,613   $                85  $                --
                                             --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,007              1,121,080                   129                  583
      Administrative charges...............                4,153                241,211                    --                   --
                                             --------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               27,160              1,362,291                   129                  583
                                             --------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              (2,671)              4,385,322                  (44)                (583)
                                             --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                     --                 1,003                1,295
      Realized gains (losses) on sale of
        investments........................              148,483            (1,035,530)                   255                   45
                                             --------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......              148,483            (1,035,530)                 1,258                1,340
                                             --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (187,401)           (10,052,056)               (1,317)              (2,076)
                                             --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (38,918)           (11,087,586)                  (59)                (736)
                                             --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (41,589)    $       (6,702,264)   $             (103)  $           (1,319)
                                             ====================  =====================  ===================  ===================

                                                                                               MIST
                                                                          MIST            ALLIANZ GLOBAL        MIST AMERICAN
                                                                        AB GLOBAL        INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               196  $       109,991,402  $           617,961  $        46,351,883
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  371           39,065,022              419,329           42,553,494
      Administrative charges...............                   --            8,368,982               95,606            8,280,689
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  371           47,434,004              514,935           50,834,183
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (175)           62,557,398              103,026          (4,482,300)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,018          117,213,060               72,025          174,429,455
      Realized gains (losses) on sale of
        investments........................                  228           28,380,463                8,844           40,590,334
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                2,246          145,593,523               80,869          215,019,789
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,225)        (234,232,346)          (2,070,984)        (279,267,105)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   21         (88,638,823)          (1,990,115)         (64,247,316)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (154)  $      (26,081,425)  $       (1,887,089)  $      (68,729,616)
                                             ===================  ===================  ===================  ===================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,017,870  $         5,660,851
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           23,991,111            8,246,497
      Administrative charges...............            4,572,120            1,624,879
                                             -------------------  -------------------
        Total expenses.....................           28,563,231            9,871,376
                                             -------------------  -------------------
          Net investment income (loss).....          (4,545,361)          (4,210,525)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,826,799           57,986,806
      Realized gains (losses) on sale of
        investments........................           20,824,724           19,914,545
                                             -------------------  -------------------
          Net realized gains (losses)......          138,651,523           77,901,351
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (173,607,348)         (42,270,399)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,955,825)           35,630,952
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (39,501,186)  $        31,420,427
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,846,741  $       155,200,003  $        83,597,766  $        19,191,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,409,265           32,777,194           62,982,399            3,108,903
      Administrative charges...............            4,180,309            7,045,414           13,492,278              594,749
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           25,589,574           39,822,608           76,474,677            3,703,652
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (742,833)          115,377,395            7,123,089           15,488,328
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,124,901          277,989,819          217,256,984            2,193,919
      Realized gains (losses) on sale of
        investments........................           18,598,699         (26,899,972)           26,208,126          (3,049,444)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           91,723,600          251,089,847          243,465,110            (855,525)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (125,905,095)        (667,747,163)        (328,370,852)         (27,072,455)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,181,495)        (416,657,316)         (84,905,742)         (27,927,980)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (34,924,328)  $     (301,279,921)  $      (77,782,653)  $      (12,439,652)
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                  MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,948,135  $         1,324,559  $         1,027,665  $        19,762,902
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,979,771            7,833,608            2,163,648            8,722,427
      Administrative charges...............              783,600            1,458,111              401,105            1,639,690
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,763,371            9,291,719            2,564,753           10,362,117
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            7,184,764          (7,967,160)          (1,537,088)            9,400,785
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           40,029,047           61,099,636
      Realized gains (losses) on sale of
        investments........................            2,505,984           32,724,227            1,857,136            4,780,738
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,505,984           32,724,227           41,886,183           65,880,374
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,548,113)         (55,137,738)         (57,110,020)        (112,473,465)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,042,129)         (22,413,511)         (15,223,837)         (46,593,091)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (8,857,365)  $      (30,380,671)  $      (16,760,925)  $      (37,192,306)
                                             ===================  ===================  ===================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK       MIST INVESCO
                                                  ALLOCATION           COMSTOCK
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,435,982  $        22,193,438
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,382,471            9,152,951
      Administrative charges...............            2,073,707            1,926,274
                                             -------------------  -------------------
        Total expenses.....................           11,456,178           11,079,225
                                             -------------------  -------------------
          Net investment income (loss).....           11,979,804           11,114,213
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           60,128,682           25,784,286
      Realized gains (losses) on sale of
        investments........................          (3,131,541)           15,790,207
                                             -------------------  -------------------
          Net realized gains (losses)......           56,997,141           41,574,493
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (115,525,978)        (109,029,930)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (58,528,837)         (67,455,437)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (46,549,033)  $      (56,341,224)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO         MIST JPMORGAN       GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH         CORE BOND          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,163,991  $            31,913  $         8,326,370  $        25,728,309
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,253,555            4,073,324            4,631,018           10,861,694
      Administrative charges...............              646,026              777,618              893,818            2,369,312
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,899,581            4,850,942            5,524,836           13,231,006
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,735,590)          (4,819,029)            2,801,534           12,497,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,278,228           77,839,574                   --           44,595,735
      Realized gains (losses) on sale of
        investments........................            3,058,745            5,355,516            (395,625)            1,100,709
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,336,973           83,195,090            (395,625)           45,696,444
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (40,654,275)         (87,413,658)          (6,145,255)         (65,128,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,317,302)          (4,218,568)          (6,540,880)         (19,431,762)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (28,052,892)  $       (9,037,597)  $       (3,739,346)  $       (6,934,459)
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST
                                                MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT        MET/ARTISAN
                                               SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          349,037  $        2,744,767  $        12,709,761  $               388
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             383,684           2,255,640            3,150,432                  614
      Administrative charges...............              64,256             432,208              550,977                  143
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................             447,940           2,687,848            3,701,409                  757
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            (98,903)              56,919            9,008,352                (369)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,250,353                  --            9,390,861                   --
      Realized gains (losses) on sale of
        investments........................             706,478           5,682,307            (500,289)                (764)
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           2,956,831           5,682,307            8,890,572                (764)
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,123,070)         (5,830,670)         (25,591,546)              (3,854)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (2,166,239)           (148,363)         (16,700,974)              (4,618)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,265,142)  $         (91,444)  $       (7,692,622)  $           (4,987)
                                             ==================  ==================  ===================  ===================

                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,573,996  $         5,144,609
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              960,300            2,154,352
      Administrative charges...............              176,667              412,579
                                             -------------------  -------------------
        Total expenses.....................            1,136,967            2,566,931
                                             -------------------  -------------------
          Net investment income (loss).....            1,437,029            2,577,678
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (376,676)            (701,699)
                                             -------------------  -------------------
          Net realized gains (losses)......            (376,676)            (701,699)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,605,647)          (5,428,085)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,982,323)          (6,129,784)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,545,294)  $       (3,552,106)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                                 MIST METLIFE
                                              MIST MET/TEMPLETON      MIST METLIFE          MIST METLIFE          MULTI-INDEX
                                              INTERNATIONAL BOND  ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,729,014  $         8,029,047   $       149,625,167  $         6,384,390
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              576,000            8,485,630            82,547,277            6,090,252
      Administrative charges...............              114,068            1,559,676            17,790,302            1,328,353
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              690,068           10,045,306           100,337,579            7,418,605
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            3,038,946          (2,016,259)            49,287,588          (1,034,215)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               82,867           46,770,295           421,167,137           14,145,806
      Realized gains (losses) on sale of
        investments........................            (543,791)           14,336,507            25,348,629              152,072
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            (460,924)           61,106,802           446,515,766           14,297,878
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,136,661)         (79,692,789)         (884,673,039)         (32,052,767)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,597,585)         (18,585,987)         (438,157,273)         (17,754,889)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,558,639)  $      (20,602,246)   $     (388,869,685)  $      (18,789,104)
                                             ===================  ====================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST METLIFE       MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY
                                               SMALL CAP VALUE      MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           268,660  $         7,354,514  $         7,863,296  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,651,603            5,257,836            3,879,012           2,749,745
      Administrative charges...............              656,354            1,026,514              699,300             577,360
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            4,307,957            6,284,350            4,578,312           3,327,105
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (4,039,297)            1,070,164            3,284,984         (3,327,105)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           98,026,676                   --                   --                  --
      Realized gains (losses) on sale of
        investments........................            4,504,693          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......          102,531,369          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,797,548)         (63,266,929)         (12,677,983)        (15,910,469)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (14,266,179)         (64,815,118)         (11,783,930)        (11,340,059)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (18,305,476)  $      (63,744,954)  $       (8,498,946)  $     (14,667,164)
                                             ===================  ===================  ===================  ==================

                                                                         MIST
                                              MIST OPPENHEIMER      PANAGORA GLOBAL
                                                GLOBAL EQUITY      DIVERSIFIED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          672,378  $            92,650
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             799,233              183,353
      Administrative charges...............             178,918               42,283
                                             ------------------  -------------------
        Total expenses.....................             978,151              225,636
                                             ------------------  -------------------
          Net investment income (loss).....           (305,773)            (132,986)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,577,758              120,283
      Realized gains (losses) on sale of
        investments........................           1,934,698             (60,777)
                                             ------------------  -------------------
          Net realized gains (losses)......           3,512,456               59,506
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,038,937)          (1,391,238)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,473,519          (1,331,732)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,167,746  $       (1,464,718)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                     MIST
                                                PIMCO INFLATION          MIST                 MIST            MIST PIONEER
                                                PROTECTED BOND    PIMCO TOTAL RETURN      PIONEER FUND      STRATEGIC INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        34,477,545  $       89,180,453  $         3,683,718  $       48,256,021
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,268,499          22,299,183            3,379,869          10,604,182
      Administrative charges...............            1,743,178           4,128,269              745,294           2,342,536
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................           11,011,677          26,427,452            4,125,163          12,946,718
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....           23,465,868          62,753,001            (441,445)          35,309,303
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          20,421,403           28,068,584           9,469,560
      Realized gains (losses) on sale of
        investments........................         (12,024,645)         (7,687,028)              990,014         (1,028,615)
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......         (12,024,645)          12,734,375           29,058,598           8,440,945
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (43,226,004)        (99,708,652)         (32,626,475)        (68,623,094)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (55,250,649)        (86,974,277)          (3,567,877)        (60,182,149)
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (31,784,781)  $     (24,221,276)  $       (4,009,322)  $     (24,872,846)
                                             ===================  ==================  ===================  ==================


                                                MIST PYRAMIS          MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME       MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,349,767  $         1,682,748  $        5,491,098  $        33,459,065
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,750,182            3,049,565           6,353,967           18,323,030
      Administrative charges...............            1,686,796              640,912           1,367,891            3,639,470
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,436,978            3,690,477           7,721,858           21,962,500
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,912,789          (2,007,729)         (2,230,760)           11,496,565
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,471,107          16,473,295           81,570,892
      Realized gains (losses) on sale of
        investments........................            (146,659)              102,485             692,537           14,559,833
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            (146,659)            8,573,592          17,165,832           96,130,725
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,685,773)         (18,736,202)        (29,873,677)        (155,135,668)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,832,432)         (10,162,610)        (12,707,845)         (59,004,943)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,919,643)  $      (12,170,339)  $     (14,938,605)  $      (47,508,378)
                                             ===================  ===================  ==================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE
                                                 GROWTH ETF         LARGE CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        9,908,111  $        12,241,490
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,398,101           10,220,215
      Administrative charges...............           1,240,101            1,493,521
                                             ------------------  -------------------
        Total expenses.....................           7,638,202           11,713,736
                                             ------------------  -------------------
          Net investment income (loss).....           2,269,909              527,754
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          27,061,284            1,641,229
      Realized gains (losses) on sale of
        investments........................           6,497,021           27,914,339
                                             ------------------  -------------------
          Net realized gains (losses)......          33,558,305           29,555,568
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (54,174,177)         (69,547,913)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (20,615,872)         (39,992,345)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (18,345,963)  $      (39,464,591)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                             MIST T. ROWE PRICE        MIST TCW             MIST WMC       MSF BAILLIE GIFFORD
                                               MID CAP GROWTH      CORE FIXED INCOME   LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $               --  $           130,268  $         3,680,116
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,938,998                 187              241,576            3,309,193
      Administrative charges...............            1,300,929                  41               41,422              642,782
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            8,239,927                 228              282,998            3,951,975
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (8,239,927)               (228)            (152,730)            (271,859)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           85,161,520                  --            1,190,754                   --
      Realized gains (losses) on sale of
        investments........................           23,256,134                 (4)              998,942            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          108,417,654                 (4)            2,189,696            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,202,424)               (184)          (1,564,663)         (10,663,827)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           35,215,230               (188)              625,033          (7,154,888)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        26,975,303  $            (416)  $           472,303  $       (7,426,747)
                                             ===================  ==================  ===================  ===================

                                                 MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                             AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        6,210,539   $         2,343,427   $                --  $            78,851
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,874,606               902,610               205,445               56,978
      Administrative charges...............              561,921               151,389                31,725                  536
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,436,527             1,053,999               237,170               57,514
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            2,774,012             1,289,428             (237,170)               21,337
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               717,939             2,532,251              355,605
      Realized gains (losses) on sale of
        investments........................            (126,236)               115,998               847,942             (61,229)
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            (126,236)               833,937             3,380,193              294,376
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,456,221)           (2,926,902)           (2,490,455)            (639,612)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,582,457)           (2,092,965)               889,738            (345,236)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (3,808,445)   $         (803,537)   $           652,568  $         (323,899)
                                             ====================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                21  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,074,098            1,141,807
      Administrative charges...............              953,030              209,889
                                             -------------------  -------------------
        Total expenses.....................            6,027,128            1,351,696
                                             -------------------  -------------------
          Net investment income (loss).....          (6,027,107)          (1,351,696)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           11,666,337
      Realized gains (losses) on sale of
        investments........................                   --            2,527,225
                                             -------------------  -------------------
          Net realized gains (losses)......                   --           14,193,562
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --         (11,177,142)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --            3,016,420
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,027,107)  $         1,664,724
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                     MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            84,147  $                --  $                 --  $         2,114,594
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,055,862              200,989                 2,854            3,054,257
      Administrative charges...............            1,283,893               33,701                   730              526,635
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,339,755              234,690                 3,584            3,580,892
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (8,255,608)            (234,690)               (3,584)          (1,466,298)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           79,333,950            1,783,360                47,288           28,764,566
      Realized gains (losses) on sale of
        investments........................           21,128,195              211,580                   284            4,074,468
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......          100,462,145            1,994,940                47,572           32,839,034
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (47,555,352)          (2,197,811)              (43,867)         (55,970,793)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           52,906,793            (202,871)                 3,705         (23,131,759)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,651,185  $         (437,561)  $                121  $      (24,598,057)
                                             ===================  ===================  ====================  ===================

                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE          MSF METLIFE
                                                   COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,024,343  $         1,053,756   $         12,825,092  $        38,563,854
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              821,749              723,837             61,653,110           95,454,330
      Administrative charges...............              153,612              136,348             11,648,817           18,018,386
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              975,361              860,185             73,301,927          113,472,716
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               48,982              193,571           (60,476,835)         (74,908,862)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,928,834            1,582,820            257,601,137          463,822,792
      Realized gains (losses) on sale of
        investments........................            (194,522)            (192,837)             13,336,674           17,765,281
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......            9,734,312            1,389,983            270,937,811          481,588,073
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,397,341)          (2,880,050)          (322,220,355)        (594,962,543)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,336,971          (1,490,067)           (51,282,544)        (113,374,470)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,385,953  $       (1,296,496)   $      (111,759,379)  $     (188,283,332)
                                             ===================  ====================  ====================  ===================


                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        20,822,635   $         1,242,553
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           85,478,932             1,678,062
      Administrative charges...............           15,703,419               233,543
                                             --------------------  --------------------
        Total expenses.....................          101,182,351             1,911,605
                                             --------------------  --------------------
          Net investment income (loss).....         (80,359,716)             (669,052)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          284,020,737             8,255,576
      Realized gains (losses) on sale of
        investments........................           25,999,128             2,857,463
                                             --------------------  --------------------
          Net realized gains (losses)......          310,019,865            11,113,039
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (421,371,788)          (15,667,437)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (111,351,923)           (4,554,398)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (191,711,639)   $       (5,223,450)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MSF METLIFE            MSF MFS                                  MSF MSCI
                                                 STOCK INDEX         TOTAL RETURN         MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,369,445  $         1,114,324  $        6,212,020  $         3,317,058
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,406,101              608,367           3,337,574            1,358,849
      Administrative charges...............            1,310,945               86,242             601,031              217,496
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,717,046              694,609           3,938,605            1,576,345
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (347,601)              419,715           2,273,415            1,740,713
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,747,034                   --          38,386,180                   --
      Realized gains (losses) on sale of
        investments........................           28,564,805            1,095,835           4,789,067              673,901
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           54,311,839            1,095,835          43,175,247              673,901
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (57,710,605)          (2,338,023)        (49,745,547)          (5,975,929)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,398,766)          (1,242,188)         (6,570,300)          (5,302,028)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,746,367)  $         (822,473)  $      (4,296,885)  $       (3,561,315)
                                             ===================  ===================  ==================  ===================


                                                MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                               BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           254,211  $        1,438,652  $             5,837  $             9,060
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,936,488           1,888,721            2,507,881              156,960
      Administrative charges...............              322,976             322,501              455,555               12,495
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,259,464           2,211,222            2,963,436              169,455
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (2,005,253)           (772,570)          (2,957,599)            (160,395)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,586,598           31,371,121            1,011,937
      Realized gains (losses) on sale of
        investments........................            5,492,282           6,117,207            2,899,531              523,625
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            5,492,282          14,703,805           34,270,652            1,535,562
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,849,556)        (21,801,085)         (16,807,403)          (1,319,353)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              642,726         (7,097,280)           17,463,249              216,209
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,362,527)  $      (7,869,850)  $        14,505,650  $            55,814
                                             ===================  ==================  ===================  ===================

                                                  MSF VAN ECK       MSF WESTERN ASSET
                                                GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                                   RESOURCES       BOND OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           185,394   $             2,731
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,133,779                   875
      Administrative charges...............              221,292                   190
                                             -------------------  --------------------
        Total expenses.....................            1,355,071                 1,065
                                             -------------------  --------------------
          Net investment income (loss).....          (1,169,677)                 1,666
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,908,883)                  (74)
                                             -------------------  --------------------
          Net realized gains (losses)......          (1,908,883)                  (74)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,752,057)               (7,019)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (31,660,940)               (7,093)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (32,830,617)   $           (5,427)
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                              MSF WESTERN ASSET        MSF WMC
                                                 MANAGEMENT          CORE EQUITY           NEUBERGER        OPPENHEIMER VA
                                               U.S. GOVERNMENT      OPPORTUNITIES       BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        5,537,578  $         9,308,448  $                4  $              327
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,218,625            7,636,121                  79                 111
      Administrative charges...............             679,865            1,384,440                  --                  --
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................           3,898,490            9,020,561                  79                 111
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           1,639,088              287,887                (75)                 216
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          195,657,540                 675                  --
      Realized gains (losses) on sale of
        investments........................            (87,820)           14,697,883                 688               (275)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......            (87,820)          210,355,423               1,363               (275)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (4,546,618)        (207,207,827)             (1,296)                  29
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (4,634,438)            3,147,596                  67               (246)
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,995,350)  $         3,435,483  $              (8)  $             (30)
                                             ==================  ===================  ==================  ==================

                                               OPPENHEIMER VA                                                   PIMCO VIT
                                                 MAIN STREET       OPPENHEIMER VA      OPPENHEIMER VA      COMMODITYREALRETURN
                                                  SMALL CAP          MAIN STREET            MONEY               STRATEGY
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          763,390  $              980  $                --   $            3,176
                                             ------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,322,969               1,484                   50                1,575
      Administrative charges...............             298,072                  --                   --                  367
                                             ------------------  ------------------  -------------------  --------------------
        Total expenses.....................           1,621,041               1,484                   50                1,942
                                             ------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....           (857,651)               (504)                 (50)                1,234
                                             ------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          17,673,043              16,001                   --                   --
      Realized gains (losses) on sale of
        investments........................           3,553,125               2,608                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......          21,226,168              18,609                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,993,857)            (16,156)                   --             (56,415)
                                             ------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (7,767,689)               2,453                   --             (61,109)
                                             ------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (8,625,340)  $            1,949  $              (50)   $         (59,875)
                                             ==================  ==================  ===================  ====================

                                                  PIMCO VIT
                                              EMERGING MARKETS        PIMCO VIT
                                                    BOND         UNCONSTRAINED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           11,730  $            7,984
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               2,498               1,859
      Administrative charges...............                 577                 437
                                             ------------------  ------------------
        Total expenses.....................               3,075               2,296
                                             ------------------  ------------------
          Net investment income (loss).....               8,655               5,688
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,048                  72
      Realized gains (losses) on sale of
        investments........................               (685)               (327)
                                             ------------------  ------------------
          Net realized gains (losses)......               1,363               (255)
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (28,200)            (13,479)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (26,837)            (13,734)
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (18,182)  $          (8,046)
                                             ==================  ==================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   PIONEER VCT           PIONEER VCT          T. ROWE PRICE       T. ROWE PRICE
                                                  MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK     INTERNATIONAL STOCK
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            388,603  $              5,044  $                --  $             4,587
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               795,397                 3,343               66,257                5,113
      Administrative charges................               175,634                   605                   --                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               971,031                 3,948               66,257                5,113
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             (582,428)                 1,096             (66,257)                (526)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,063,354                27,731              477,107                1,079
      Realized gains (losses) on sale of
        investments.........................               969,431                10,567              718,530               32,056
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......             9,032,785                38,298            1,195,637               33,135
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,899,812)              (31,282)            (416,328)             (36,641)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (4,867,027)                 7,016              779,309              (3,506)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (5,449,455)  $              8,112  $           713,052  $           (4,032)
                                              ====================  ====================  ===================  ===================

                                                                      TAP 1919 VARIABLE                             VAN ECK VIP
                                                  T. ROWE PRICE      SOCIALLY RESPONSIVE      UIF GLOBAL            LONG/SHORT
                                                  PRIME RESERVE           BALANCED          INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 54  $             2,846   $             2,527  $                101
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 4,463                3,237                 1,892                 1,664
      Administrative charges................                    --                  596                   434                   392
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................                 4,463                3,833                 2,326                 2,056
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               (4,409)                (987)                   201               (1,955)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               19,133                16,735                   879
      Realized gains (losses) on sale of
        investments.........................                    --                7,873               (2,435)                 (577)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......                    --               27,006                14,300                   302
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                    --             (33,756)              (52,813)               (6,810)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                    --              (6,750)              (38,513)               (6,508)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (4,409)  $           (7,737)   $          (38,312)  $            (8,463)
                                              ====================  ====================  ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (745,798)  $      (798,826)  $        497,074  $        905,828
   Net realized gains (losses)....        14,305,544         5,794,976         3,091,093           306,415
   Change in unrealized gains
     (losses) on investments......      (15,807,878)       (5,736,249)       (5,130,676)         4,487,780
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (2,248,132)         (740,099)       (1,542,509)         5,700,023
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           982,185         1,408,289         2,549,990         4,263,222
   Net transfers (including
     fixed account)...............       (2,181,134)       (2,077,029)         6,226,955         7,408,301
   Contract charges...............           (6,826)           (7,514)       (1,620,152)       (1,458,856)
   Transfers for contract benefits
     and terminations.............       (5,533,752)       (5,159,978)      (10,348,245)      (10,825,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,739,527)       (5,836,232)       (3,191,452)         (612,428)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (8,987,659)       (6,576,331)       (4,733,961)         5,087,595
NET ASSETS:
   Beginning of year..............        57,195,868        63,772,199       151,245,946       146,158,351
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,208,209  $     57,195,868  $    146,511,985  $    151,245,946
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,442,852)  $       (869,446)  $    (1,679,644)  $    (1,529,786)
   Net realized gains (losses)....        37,168,106         34,841,404        12,999,511         2,777,626
   Change in unrealized gains
     (losses) on investments......      (18,663,205)       (31,374,425)      (11,981,529)         (217,375)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,062,049          2,597,533         (661,662)         1,030,465
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,154,795         11,042,741         4,542,847         4,879,074
   Net transfers (including
     fixed account)...............       (9,737,155)          7,854,131       (3,590,780)           719,962
   Contract charges...............       (3,279,955)        (2,816,132)       (1,148,993)       (1,028,221)
   Transfers for contract benefits
     and terminations.............      (23,759,563)       (21,295,289)       (8,098,216)       (7,673,213)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (28,621,878)        (5,214,549)       (8,295,142)       (3,102,398)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (11,559,829)        (2,617,016)       (8,956,804)       (2,071,933)
NET ASSETS:
   Beginning of year..............       312,209,187        314,826,203       122,112,070       124,184,003
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    300,649,358  $     312,209,187  $    113,155,266  $    122,112,070
                                    ================  =================  ================  ================


                                           AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,935,778)  $    (5,554,369)  $      (733,838)  $      (781,613)
   Net realized gains (losses)....        196,247,508        74,146,314        64,791,817        30,958,144
   Change in unrealized gains
     (losses) on investments......      (146,627,691)      (13,021,445)      (63,748,822)         3,352,629
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         42,684,039        55,570,500           309,157        33,529,160
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,783,989         4,101,900         9,348,694        14,177,344
   Net transfers (including
     fixed account)...............       (47,304,037)      (29,722,388)       (8,758,646)      (13,563,643)
   Contract charges...............        (8,362,747)       (7,787,497)       (3,640,399)       (3,334,870)
   Transfers for contract benefits
     and terminations.............       (57,907,122)      (57,521,587)      (29,713,943)      (28,222,265)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (109,789,917)      (90,929,572)      (32,764,294)      (30,943,434)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (67,105,878)      (35,359,072)      (32,455,137)         2,585,726
NET ASSETS:
   Beginning of year..............        821,201,132       856,560,204       390,905,716       388,319,990
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     754,095,254  $    821,201,132  $    358,450,579  $    390,905,716
                                    =================  ================  ================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,717  $            176
   Net realized gains (losses)....            82,858               655
   Change in unrealized gains
     (losses) on investments......         (117,457)             (974)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (29,882)             (143)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,505,766             8,700
   Net transfers (including
     fixed account)...............            91,370                --
   Contract charges...............              (22)                --
   Transfers for contract benefits
     and terminations.............           (8,918)                --
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,588,196             8,700
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,558,314             8,557
NET ASSETS:
   Beginning of year..............             8,557                --
                                    ----------------  ----------------
   End of year....................  $      1,566,871  $          8,557
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         399,912  $         70,159  $           1,118  $          1,199
   Net realized gains (losses).....          (579,969)         (332,105)               (32)                 1
   Change in unrealized gains
     (losses) on investments.......          (737,267)       (2,003,646)            (2,104)             (866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (917,324)       (2,265,592)            (1,018)               334
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            455,999           659,698                 --                --
   Net transfers (including
     fixed account)................          (518,722)         (584,266)                 --                --
   Contract charges................            (1,324)           (1,681)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,373,333)       (1,549,650)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,437,380)       (1,475,899)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,354,704)       (3,741,491)            (1,346)               210
NET ASSETS:
   Beginning of year...............         14,851,303        18,592,794             26,376            26,166
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      12,496,599  $     14,851,303  $          25,030  $         26,376
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (694)  $           (636)  $        142,045  $         100,270
   Net realized gains (losses).....             7,411              5,260         6,355,845          5,093,370
   Change in unrealized gains
     (losses) on investments.......           (4,370)            (1,010)       (7,290,851)        (1,349,291)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,347              3,614         (792,961)          3,844,349
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,297,955          1,446,073
   Net transfers (including
     fixed account)................                --                 --       (1,397,500)          (804,686)
   Contract charges................                --                 --          (10,137)           (11,406)
   Transfers for contract benefits
     and terminations..............           (1,642)            (1,268)       (7,942,998)        (7,771,050)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,642)            (1,268)       (8,052,680)        (7,141,069)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               705              2,346       (8,845,641)        (3,296,720)
NET ASSETS:
   Beginning of year...............            47,253             44,907        84,977,763         88,274,483
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,958  $          47,253  $     76,132,122  $      84,977,763
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,562,222)  $    (2,868,065)  $         92,266  $         78,282
   Net realized gains (losses).....        77,014,113        38,832,008           492,597           132,768
   Change in unrealized gains
     (losses) on investments.......      (78,548,435)        25,038,910         (872,283)           191,058
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,096,544)        61,002,853         (287,420)           402,108
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,903,242        21,736,852             6,296            49,080
   Net transfers (including
     fixed account)................      (12,721,493)      (14,481,072)          (22,066)          (33,795)
   Contract charges................       (4,357,580)       (3,870,205)                --                --
   Transfers for contract benefits
     and terminations..............      (45,753,127)      (44,412,621)         (414,001)         (695,665)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (45,928,958)      (41,027,046)         (429,771)         (680,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (50,025,502)        19,975,807         (717,191)         (278,272)
NET ASSETS:
   Beginning of year...............       631,948,733       611,972,926         5,676,328         5,954,600
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    581,923,231  $    631,948,733  $      4,959,137  $      5,676,328
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,328,922)  $   (14,599,004)
   Net realized gains (losses).....        124,978,786        27,093,983
   Change in unrealized gains
     (losses) on investments.......      (184,114,448)        69,079,003
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (88,464,584)        81,573,982
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,122,409                --
   Net transfers (including
     fixed account)................      1,098,161,273     1,509,904,970
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (146,575,016)      (86,814,147)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        956,708,666     1,423,090,823
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        868,244,082     1,504,664,805
NET ASSETS:
   Beginning of year...............      3,538,458,593     2,033,793,788
                                     -----------------  ----------------
   End of year.....................  $   4,406,702,675  $  3,538,458,593
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                     FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (36,299,838)  $   (29,738,597)  $    (1,242,699)  $     (1,616,300)
   Net realized gains (losses).....        321,264,515       151,088,720                --                 --
   Change in unrealized gains
     (losses) on investments.......      (341,468,121)        10,595,817                --                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (56,503,444)       131,945,940       (1,242,699)        (1,616,300)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,739,011         2,544,619     1,101,475,974      1,490,641,290
   Net transfers (including
     fixed account)................                 --                18   (1,099,121,860)    (1,511,055,592)
   Contract charges................                 --                --           (2,168)            (2,577)
   Transfers for contract benefits
     and terminations..............      (254,963,609)     (171,576,910)       (2,402,882)        (3,174,519)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (249,224,598)     (169,032,273)          (50,936)       (23,591,398)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (305,728,042)      (37,086,333)       (1,293,635)       (25,207,698)
NET ASSETS:
   Beginning of year...............      3,994,437,491     4,031,523,824        50,947,648         76,155,346
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,688,709,449  $  3,994,437,491  $     49,654,013  $      50,947,648
                                     =================  ================  ================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,823,562)  $     (1,960,390)  $        383,693  $        166,965
   Net realized gains (losses).....        12,828,947          6,685,051         3,436,622         2,968,155
   Change in unrealized gains
     (losses) on investments.......       (1,625,997)         11,054,078       (3,771,822)         4,754,472
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,379,388         15,778,739            48,493         7,889,592
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,026,405          3,540,118                --                --
   Net transfers (including
     fixed account)................       (3,594,229)        (2,748,482)       (1,524,316)       (1,329,473)
   Contract charges................          (19,183)           (20,848)          (20,878)          (22,548)
   Transfers for contract benefits
     and terminations..............      (15,540,392)       (14,844,036)       (6,445,104)       (6,048,836)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (16,127,399)       (14,073,248)       (7,990,298)       (7,400,857)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,748,011)          1,705,491       (7,941,805)           488,735
NET ASSETS:
   Beginning of year...............       167,673,930        165,968,439        70,165,982        69,677,247
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    160,925,919  $     167,673,930  $     62,224,177  $     70,165,982
                                     ================  =================  ================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,880,547)  $    (5,926,090)  $           2,967  $          2,417
   Net realized gains (losses).....         58,069,876        15,800,518             62,514            60,145
   Change in unrealized gains
     (losses) on investments.......       (64,627,750)        10,107,932             67,570         (589,122)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (11,438,421)        19,982,360            133,051         (526,560)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,586,880        17,813,812             85,003            91,282
   Net transfers (including
     fixed account)................       (15,198,467)       (7,392,472)           (66,066)          (55,632)
   Contract charges................        (5,058,447)       (4,591,308)               (56)              (50)
   Transfers for contract benefits
     and terminations..............       (26,884,651)      (26,116,641)          (478,886)         (491,815)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (33,554,685)      (20,286,609)          (460,005)         (456,215)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (44,993,106)         (304,249)          (326,954)         (982,775)
NET ASSETS:
   Beginning of year...............        446,277,693       446,581,942          4,942,746         5,925,521
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     401,284,587  $    446,277,693  $       4,615,792  $      4,942,746
                                     =================  ================  =================  ================


                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       9,124,908  $      11,034,456
   Net realized gains (losses).....            215,818          2,072,298
   Change in unrealized gains
     (losses) on investments.......       (32,921,031)        (3,371,554)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (23,580,305)          9,735,200
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,188,051          9,617,562
   Net transfers (including
     fixed account)................          1,880,863          3,414,903
   Contract charges................        (2,771,258)        (2,715,246)
   Transfers for contract benefits
     and terminations..............       (23,325,163)       (22,963,961)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,027,507)       (12,646,742)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,607,812)        (2,911,542)
NET ASSETS:
   Beginning of year...............        294,909,928        297,821,470
                                     -----------------  -----------------
   End of year.....................  $     253,302,116  $     294,909,928
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,328,191  $         966,423  $      (850,014)  $       (907,377)
   Net realized gains (losses).....         13,465,264          4,318,435        18,995,244         11,252,700
   Change in unrealized gains
     (losses) on investments.......       (24,403,194)          3,347,372      (28,752,630)       (11,208,452)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,609,739)          8,632,230      (10,607,400)          (863,129)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,838,448          3,237,944         4,215,265          6,121,715
   Net transfers (including
     fixed account)................        (3,377,923)          (423,430)         (781,824)            741,344
   Contract charges................        (1,367,141)        (1,293,554)       (1,481,816)        (1,402,055)
   Transfers for contract benefits
     and terminations..............       (13,381,381)       (13,122,538)       (6,848,145)        (6,144,302)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,287,997)       (11,601,578)       (4,896,520)          (683,298)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (24,897,736)        (2,969,348)      (15,503,920)        (1,546,427)
NET ASSETS:
   Beginning of year...............        153,109,223        156,078,571       126,502,556        128,048,983
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     128,211,487  $     153,109,223  $    110,998,636  $     126,502,556
                                     =================  =================  ================  =================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,051,957  $         48,299  $      15,830,436  $       9,696,508
   Net realized gains (losses).....          2,317,086         1,031,529        (1,172,195)           (97,489)
   Change in unrealized gains
     (losses) on investments.......        (9,120,445)      (11,682,571)       (28,472,303)        (8,236,911)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,751,402)      (10,602,743)       (13,814,062)          1,362,108
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            576,811           661,634          6,081,866          8,661,712
   Net transfers (including
     fixed account)................          4,480,127         3,823,200        (1,987,591)          3,812,491
   Contract charges................          (869,949)         (893,355)        (2,898,185)        (2,805,331)
   Transfers for contract benefits
     and terminations..............        (6,041,062)       (7,102,249)       (14,898,325)       (15,564,382)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,854,073)       (3,510,770)       (13,702,235)        (5,895,510)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (7,605,475)      (14,113,513)       (27,516,297)        (4,533,402)
NET ASSETS:
   Beginning of year...............         73,607,780        87,721,293        250,150,012        254,683,414
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      66,002,305  $     73,607,780  $     222,633,715  $     250,150,012
                                     =================  ================  =================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (211)  $           (724)  $          (728)  $        (1,321)
   Net realized gains (losses).....               151             46,339            37,852            14,144
   Change in unrealized gains
     (losses) on investments.......               555           (52,381)          (50,167)             2,433
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               495            (6,766)          (13,043)            15,256
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including
     fixed account)................                --          (131,317)             (187)          (16,139)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............             (666)           (10,523)          (47,382)          (16,835)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (666)          (141,840)          (47,569)          (32,974)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............             (171)          (148,606)          (60,612)          (17,718)
NET ASSETS:
   Beginning of year...............            15,107            163,713           231,978           249,696
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         14,936  $          15,107  $        171,366  $        231,978
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2015              2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       6,137,924  $      1,367,554
   Net realized gains (losses).....         69,239,795        43,093,088
   Change in unrealized gains
     (losses) on investments.......      (101,201,542)         2,305,377
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,823,823)        46,766,019
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         23,895,518        31,728,304
   Net transfers (including
     fixed account)................        (2,573,368)        11,169,077
   Contract charges................        (6,909,703)       (6,221,284)
   Transfers for contract benefits
     and terminations..............       (50,488,085)      (51,553,513)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (36,075,638)      (14,877,416)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (61,899,461)        31,888,603
NET ASSETS:
   Beginning of year...............        681,211,301       649,322,698
                                     -----------------  ----------------
   End of year.....................  $     619,311,840  $    681,211,301
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             107  $    (1,560,512)  $      (203,655)  $          93,550
   Net realized gains (losses).....              1,081       119,593,645         3,594,236          3,452,220
   Change in unrealized gains
     (losses) on investments.......            (1,491)     (115,750,581)      (13,655,170)        (6,631,350)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (303)         2,282,552      (10,264,589)        (3,085,580)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --         5,543,775         5,828,134          8,698,690
   Net transfers (including
     fixed account)................                271     (365,872,848)         3,468,834          6,394,539
   Contract charges................              (386)       (1,114,771)       (3,276,594)        (3,065,550)
   Transfers for contract benefits
     and terminations..............                 --       (6,802,394)      (15,245,977)       (15,060,333)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (115)     (368,246,238)       (9,225,603)        (3,032,654)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (418)     (365,963,686)      (19,490,192)        (6,118,234)
NET ASSETS:
   Beginning of year...............              6,927       365,970,613       275,880,972        281,999,206
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           6,509  $          6,927  $    256,390,780  $     275,880,972
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                        IVY FUNDS VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015             2014 (a)            2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,770)  $             (6)  $    (3,355,443)  $    (3,780,649)
   Net realized gains (losses).....            31,853                 --        41,012,225        32,726,634
   Change in unrealized gains
     (losses) on investments.......          (59,235)              (526)      (47,157,658)        22,284,631
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (29,152)              (532)       (9,500,876)        51,230,616
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           232,557             45,555        18,529,707        21,151,291
   Net transfers (including
     fixed account)................            74,337                 --         4,621,482      (10,983,120)
   Contract charges................               (1)                 --       (3,138,770)       (2,546,686)
   Transfers for contract benefits
     and terminations..............           (5,064)                 --      (26,081,942)      (23,148,368)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           301,829             45,555       (6,069,523)      (15,526,883)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           272,677             45,023      (15,570,399)        35,703,733
NET ASSETS:
   Beginning of year...............            45,023                 --       316,448,933       280,745,200
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $        317,700  $          45,023  $    300,878,534  $    316,448,933
                                     ================  =================  ================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (889,265)  $      (882,810)  $         520,496  $       1,308,229
   Net realized gains (losses).....         21,134,497        23,665,197          3,696,314          4,299,834
   Change in unrealized gains
     (losses) on investments.......       (19,592,266)        14,760,295       (15,985,006)         16,931,806
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            652,966        37,542,682       (11,768,196)         22,539,869
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,816,788        20,094,287          8,055,708         10,710,030
   Net transfers (including
     fixed account)................       (10,726,406)       (5,501,606)            984,487        (2,238,829)
   Contract charges................        (4,654,271)       (4,105,122)        (2,144,487)        (1,903,736)
   Transfers for contract benefits
     and terminations..............       (28,285,511)      (26,797,021)       (14,278,679)       (14,703,505)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (26,849,400)      (16,309,462)        (7,382,971)        (8,136,040)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (26,196,434)        21,233,220       (19,151,167)         14,403,829
NET ASSETS:
   Beginning of year...............        426,519,441       405,286,221        205,573,482        191,169,653
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     400,323,007  $    426,519,441  $     186,422,315  $     205,573,482
                                     =================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015              2014
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (57,633)  $        (62,068)
   Net realized gains (losses).....           767,463            919,739
   Change in unrealized gains
     (losses) on investments.......         (376,334)          (332,781)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           333,496            524,890
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,666              6,741
   Net transfers (including
     fixed account)................         (373,004)          (142,316)
   Contract charges................          (14,880)           (16,298)
   Transfers for contract benefits
     and terminations..............         (707,021)          (753,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,077,239)          (905,679)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (743,743)          (380,789)
NET ASSETS:
   Beginning of year...............         4,631,601          5,012,390
                                     ----------------  -----------------
   End of year.....................  $      3,887,858  $       4,631,601
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (28,812)  $         16,424  $    (1,536,289)  $    (1,543,659)
   Net realized gains (losses)....           558,819           826,518         4,745,658        14,861,960
   Change in unrealized gains
     (losses) on investments......         (911,526)          (94,646)       (9,601,052)      (10,235,288)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (381,519)           748,296       (6,391,683)         3,083,013
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           281,091           238,085         5,532,165         5,976,685
   Net transfers (including
     fixed account)...............             7,723         1,446,278       (5,112,272)         1,425,057
   Contract charges...............          (84,738)          (72,588)       (1,292,699)       (1,145,114)
   Transfers for contract benefits
     and terminations.............       (1,048,413)         (508,848)       (7,082,395)       (5,895,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (844,337)         1,102,927       (7,955,201)           360,768
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,225,856)         1,851,223      (14,346,884)         3,443,781
NET ASSETS:
   Beginning of year..............         8,744,177         6,892,954       115,942,801       112,499,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,518,321  $      8,744,177  $    101,595,917  $    115,942,801
                                    ================  ================  ================  ================

                                               LMPVET PERMAL                   LMPVET QS LEGG MASON
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,753  $            972  $        242,251  $        486,044
   Net realized gains (losses)....            80,328                --           942,532         1,019,129
   Change in unrealized gains
     (losses) on investments......         (765,231)               314       (2,209,185)          (36,134)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (677,150)             1,286       (1,024,402)         1,469,039
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,874,963           546,752         1,035,737         2,274,676
   Net transfers (including
     fixed account)...............         1,570,693            93,489         (446,803)       (1,127,378)
   Contract charges...............             (117)                --         (480,958)         (425,453)
   Transfers for contract benefits
     and terminations.............         (215,662)             (493)       (3,179,272)       (3,956,813)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,229,877           639,748       (3,071,296)       (3,234,968)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,552,727           641,034       (4,095,698)       (1,765,929)
NET ASSETS:
   Beginning of year..............           641,034                --        42,335,472        44,101,401
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,193,761  $        641,034  $     38,239,774  $     42,335,472
                                    ================  ================  ================  ================

                                                 LMPVET QS                     LMPVET QS LEGG MASON
                                        LEGG MASON VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (32,392)  $        373,623  $        (2,671)  $          2,410
   Net realized gains (losses)....        11,860,631         5,434,643           148,483           134,694
   Change in unrealized gains
     (losses) on investments......      (14,921,753)       (2,807,313)         (187,401)          (62,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,093,514)         3,000,953          (41,589)            74,383
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,743,349         2,747,741               250               120
   Net transfers (including
     fixed account)...............         (333,878)       (1,896,512)             7,338          (34,510)
   Contract charges...............         (934,408)         (856,409)             (578)             (636)
   Transfers for contract benefits
     and terminations.............       (6,500,454)       (5,309,837)         (611,851)         (420,518)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,025,391)       (5,315,017)         (604,841)         (455,544)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,118,905)       (2,314,064)         (646,430)         (381,161)
NET ASSETS:
   Beginning of year..............        92,760,220        95,074,284         1,923,838         2,304,999
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,641,315  $     92,760,220  $      1,277,408  $      1,923,838
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,385,322  $      6,032,375
   Net realized gains (losses)....       (1,035,530)           113,974
   Change in unrealized gains
     (losses) on investments......      (10,052,056)       (8,718,909)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,702,264)       (2,572,560)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,032,189         3,068,117
   Net transfers (including
     fixed account)...............         1,146,826         6,130,634
   Contract charges...............         (935,203)         (923,174)
   Transfers for contract benefits
     and terminations.............       (9,541,753)       (9,801,780)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,297,941)       (1,526,203)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,000,205)       (4,098,763)
NET ASSETS:
   Beginning of year..............       100,641,688       104,740,451
                                    ----------------  ----------------
   End of year....................  $     86,641,483  $    100,641,688
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2015               2014              2015               2014
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (44)  $           (113)  $          (583)  $           (579)
   Net realized gains (losses)....             1,258              7,432             1,340              8,966
   Change in unrealized gains
     (losses) on investments......           (1,317)            (6,574)           (2,076)           (12,305)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (103)                745           (1,319)            (3,918)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including
     fixed account)...............                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (744)           (16,332)           (1,319)            (5,413)
NET ASSETS:
   Beginning of year..............             9,619             25,951            40,607             46,020
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,875  $           9,619  $         39,288  $          40,607
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (175)  $           (295)  $     62,557,398  $     17,462,736
   Net realized gains (losses)....             2,246             19,157       145,593,523        91,273,198
   Change in unrealized gains
     (losses) on investments......           (2,225)           (16,582)     (234,232,346)        81,273,478
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (154)              2,280      (26,081,425)       190,009,412
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        88,836,606        55,989,983
   Net transfers (including
     fixed account)...............                --           (19,607)      (30,105,880)      (21,381,907)
   Contract charges...............                --                 --      (50,699,748)      (48,104,869)
   Transfers for contract benefits
     and terminations.............             (206)           (19,937)     (150,068,994)     (116,695,473)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (206)           (39,544)     (142,038,016)     (130,192,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (360)           (37,264)     (168,119,441)        59,817,146
NET ASSETS:
   Beginning of year..............            26,571             63,835     3,373,491,338     3,313,674,192
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         26,211  $          26,571  $  3,205,371,897  $  3,373,491,338
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2015            2014 (b)             2015              2014
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         103,026  $          4,824  $     (4,482,300)  $    (9,274,974)
   Net realized gains (losses)....             80,869           171,321        215,019,789       378,474,453
   Change in unrealized gains
     (losses) on investments......        (2,070,984)            67,003      (279,267,105)     (221,142,935)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,887,089)           243,148       (68,729,616)       148,056,544
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,268,070        10,740,886         46,401,519        25,164,897
   Net transfers (including
     fixed account)...............         24,102,547         8,194,795       (16,326,577)        81,773,177
   Contract charges...............          (433,447)          (41,475)       (41,218,470)      (39,628,718)
   Transfers for contract benefits
     and terminations.............        (1,169,475)         (150,898)      (220,038,847)     (227,918,364)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         43,767,695        18,743,308      (231,182,375)     (160,609,008)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         41,880,606        18,986,456      (299,911,991)      (12,552,464)
NET ASSETS:
   Beginning of year..............         18,986,456                --      3,417,834,574     3,430,387,038
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      60,867,062  $     18,986,456  $   3,117,922,583  $  3,417,834,574
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015               2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,545,361)  $    (9,929,733)
   Net realized gains (losses)....        138,651,523       311,427,666
   Change in unrealized gains
     (losses) on investments......      (173,607,348)     (216,740,668)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (39,501,186)        84,757,265
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,507,428        16,363,073
   Net transfers (including
     fixed account)...............         39,796,000        52,035,269
   Contract charges...............       (21,662,684)      (19,090,909)
   Transfers for contract benefits
     and terminations.............      (105,961,009)     (110,126,406)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (72,320,265)      (60,818,973)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (111,821,451)        23,938,292
NET ASSETS:
   Beginning of year..............      1,852,260,667     1,828,322,375
                                    -----------------  ----------------
   End of year....................  $   1,740,439,216  $  1,852,260,667
                                    =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,210,525)  $    (6,163,898)  $      (742,833)  $    (1,287,876)
   Net realized gains (losses)....        77,901,351        58,138,021        91,723,600       176,763,916
   Change in unrealized gains
     (losses) on investments......      (42,270,399)      (11,947,440)     (125,905,095)      (97,636,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        31,420,427        40,026,683      (34,924,328)        77,839,047
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,736,314        23,913,774        24,909,931        12,830,009
   Net transfers (including
     fixed account)...............      (12,600,811)           213,217      (20,846,417)         1,602,305
   Contract charges...............       (7,636,584)       (6,974,136)      (21,032,171)      (21,095,644)
   Transfers for contract benefits
     and terminations.............      (38,877,732)      (40,894,690)     (124,685,275)     (123,385,571)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (39,378,813)      (23,741,835)     (141,653,932)     (130,048,901)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (7,958,386)        16,284,848     (176,578,260)      (52,209,854)
NET ASSETS:
   Beginning of year..............       648,671,484       632,386,636     1,744,157,123     1,796,366,977
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    640,713,098  $    648,671,484  $  1,567,578,863  $  1,744,157,123
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    115,377,395  $    (45,442,328)  $      7,123,089  $   (16,420,373)
   Net realized gains (losses)....       251,089,847         23,650,336       243,465,110       326,148,796
   Change in unrealized gains
     (losses) on investments......     (667,747,163)        108,694,006     (328,370,852)      (72,592,431)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (301,279,921)         86,902,014      (77,782,653)       237,135,992
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,201,013         29,606,314       134,048,740        84,068,820
   Net transfers (including
     fixed account)...............     (121,209,615)      (204,080,674)      (31,355,267)      (84,585,142)
   Contract charges...............      (43,556,032)       (46,773,091)      (81,264,355)      (78,223,830)
   Transfers for contract benefits
     and terminations.............     (131,915,961)      (112,828,345)     (239,100,989)     (192,637,569)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (268,480,595)      (334,075,796)     (217,671,871)     (271,377,721)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (569,760,516)      (247,173,782)     (295,454,524)      (34,241,729)
NET ASSETS:
   Beginning of year..............     3,001,302,195      3,248,475,977     5,423,637,032     5,457,878,761
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,431,541,679  $   3,001,302,195  $  5,128,182,508  $  5,423,637,032
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,488,328  $     12,025,813  $      7,184,764  $    (1,485,527)
   Net realized gains (losses)....          (855,525)        12,716,800         2,505,984         1,432,009
   Change in unrealized gains
     (losses) on investments......       (27,072,455)      (19,968,507)      (18,548,113)        29,887,079
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (12,439,652)         4,774,106       (8,857,365)        29,833,561
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,471,471         6,303,734         6,581,398         4,948,277
   Net transfers (including
     fixed account)...............          (735,390)      (14,899,754)      (10,655,221)       137,827,843
   Contract charges...............        (2,632,432)       (2,737,425)       (3,206,471)       (2,672,557)
   Transfers for contract benefits
     and terminations.............       (16,959,483)      (20,374,580)      (25,491,389)      (22,432,403)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (14,855,834)      (31,708,025)      (32,771,683)       117,671,160
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,295,486)      (26,933,919)      (41,629,048)       147,504,721
NET ASSETS:
   Beginning of year..............        238,215,887       265,149,806       330,178,643       182,673,922
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     210,920,401  $    238,215,887  $    288,549,595  $    330,178,643
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,967,160)  $    (8,056,394)
   Net realized gains (losses)....        32,724,227        36,635,069
   Change in unrealized gains
     (losses) on investments......      (55,137,738)        56,948,433
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (30,380,671)        85,527,108
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,906,450         5,690,997
   Net transfers (including
     fixed account)...............            76,581        90,599,582
   Contract charges...............       (5,848,656)       (4,874,183)
   Transfers for contract benefits
     and terminations.............      (44,740,100)      (42,081,564)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (42,605,725)        49,334,832
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (72,986,396)       134,861,940
NET ASSETS:
   Beginning of year..............       586,572,505       451,710,565
                                    ----------------  ----------------
   End of year....................  $    513,586,109  $    586,572,505
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                  MIST                                MIST
                                       GOLDMAN SACHS MID CAP VALUE        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,537,088)  $   (1,829,907)  $      9,400,785  $      5,671,683
   Net realized gains (losses)....        41,886,183       34,906,259        65,880,374        74,815,977
   Change in unrealized gains
     (losses) on investments......      (57,110,020)     (14,180,162)     (112,473,465)     (131,491,626)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,760,925)       18,896,190      (37,192,306)      (51,003,966)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,725,815        1,617,745        10,330,585        13,222,191
   Net transfers (including
     fixed account)...............       (6,624,559)        6,895,267        16,006,472        67,256,961
   Contract charges...............       (1,388,967)      (1,396,608)       (6,520,686)       (6,242,202)
   Transfers for contract benefits
     and terminations.............      (16,267,720)     (17,538,311)      (50,590,499)      (53,706,976)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,555,431)     (10,421,907)      (30,774,128)        20,529,974
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,316,356)        8,474,283      (67,966,434)      (30,473,992)
NET ASSETS:
   Beginning of year..............       178,512,669      170,038,386       663,509,252       693,983,244
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    139,196,313  $   178,512,669  $    595,542,818  $    663,509,252
                                    ================  ===============  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,979,804  $   (11,534,041)  $    11,114,213  $    (5,948,017)
   Net realized gains (losses)....        56,997,141        40,501,882       41,574,493        19,778,596
   Change in unrealized gains
     (losses) on investments......     (115,525,978)         4,357,344    (109,029,930)        42,690,949
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (46,549,033)        33,325,185     (56,341,224)        56,521,528
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        56,430,784        46,938,907       17,077,620        18,779,139
   Net transfers (including
     fixed account)...............      (17,727,649)      (45,599,752)      (9,876,271)       351,468,472
   Contract charges...............      (12,556,466)      (11,948,746)      (8,381,443)       (6,851,970)
   Transfers for contract benefits
     and terminations.............      (34,902,367)      (33,501,846)     (56,194,121)      (50,479,016)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,755,698)      (44,111,437)     (57,374,215)       312,916,625
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (55,304,731)      (10,786,252)    (113,715,439)       369,438,153
NET ASSETS:
   Beginning of year..............       832,374,445       843,160,697      813,000,076       443,561,923
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    777,069,714  $    832,374,445  $   699,284,637  $    813,000,076
                                    ================  ================  ===============  ================


                                       MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,735,590)  $    (2,692,440)  $    (4,819,029)  $   (4,813,204)
   Net realized gains (losses)....        15,336,973        32,283,294        83,195,090       47,750,149
   Change in unrealized gains
     (losses) on investments......      (40,654,275)       (9,866,841)      (87,413,658)     (24,251,382)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (28,052,892)        19,724,013       (9,037,597)       18,685,563
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,288,062         5,541,819         6,534,317        6,584,864
   Net transfers (including
     fixed account)...............        24,500,627        91,176,014        14,266,774      (5,472,948)
   Contract charges...............       (3,034,527)       (2,498,611)       (2,932,490)      (2,652,796)
   Transfers for contract benefits
     and terminations.............      (15,827,029)      (13,576,001)      (25,585,352)     (27,691,755)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,927,133        80,643,221       (7,716,751)     (29,232,635)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,125,759)       100,367,234      (16,754,348)     (10,547,072)
NET ASSETS:
   Beginning of year..............       258,407,609       158,040,375       308,642,273      319,189,345
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    244,281,850  $    258,407,609  $    291,887,925  $   308,642,273
                                    ================  ================  ================  ===============


                                          MIST JPMORGAN CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,801,534  $      (418,668)
   Net realized gains (losses)....         (395,625)         1,294,863
   Change in unrealized gains
     (losses) on investments......       (6,145,255)        10,102,500
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,739,346)        10,978,695
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,649,306         2,044,373
   Net transfers (including
     fixed account)...............        13,754,017        58,496,687
   Contract charges...............       (4,484,730)       (3,817,976)
   Transfers for contract benefits
     and terminations.............      (23,734,420)      (24,333,751)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,815,827)        32,389,333
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,555,173)        43,368,028
NET ASSETS:
   Beginning of year..............       355,237,960       311,869,932
                                    ----------------  ----------------
   End of year....................  $    340,682,787  $    355,237,960
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,497,303  $    (2,333,867)   $       (98,903)  $      (184,083)
   Net realized gains (losses)....        45,696,444        27,540,298          2,956,831         4,065,482
   Change in unrealized gains
     (losses) on investments......      (65,128,206)        19,805,708        (5,123,070)       (3,083,282)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,934,459)        45,012,139        (2,265,142)           798,117
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        77,822,224        61,831,643            621,500           375,799
   Net transfers (including
     fixed account)...............        76,566,196        91,593,515        (1,438,278)         1,061,177
   Contract charges...............      (13,964,421)      (12,087,064)          (305,249)         (294,244)
   Transfers for contract benefits
     and terminations.............      (38,679,798)      (27,224,492)        (1,411,453)       (1,874,915)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       101,744,201       114,113,602        (2,533,480)         (732,183)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,809,742       159,125,741        (4,798,622)            65,934
NET ASSETS:
   Beginning of year..............       905,975,458       746,849,717         27,932,500        27,866,566
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,000,785,200  $    905,975,458   $     23,133,878  $     27,932,500
                                    ================  ================   ================  ================

                                                                                                                  MIST
                                                                                                               MET/ARTISAN
                                    MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE      INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------  ----------------
                                          2015              2014              2015              2014            2015 (c)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $        903,964  $      9,008,352  $     10,384,873  $          (369)
   Net realized gains (losses)....         5,682,307         5,851,208         8,890,572        10,876,570             (764)
   Change in unrealized gains
     (losses) on investments......       (5,830,670)       (3,452,819)      (25,591,546)      (13,286,737)           (3,854)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (91,444)         3,302,353       (7,692,622)         7,974,706           (4,987)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,604,265         1,804,342         2,728,831         2,605,721           113,826
   Net transfers (including
     fixed account)...............       (3,286,915)         6,834,599       (5,929,415)       (8,200,868)            20,716
   Contract charges...............       (1,847,018)       (1,718,440)       (1,456,546)       (1,568,374)                --
   Transfers for contract benefits
     and terminations.............      (12,330,707)      (13,467,605)      (22,544,749)      (25,529,114)           (8,396)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,860,375)       (6,547,104)      (27,201,879)      (32,692,635)           126,146
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,951,819)       (3,244,751)      (34,894,501)      (24,717,929)           121,159
NET ASSETS:
   Beginning of year..............       177,351,030       180,595,781       234,576,558       259,294,487                --
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    161,399,211  $    177,351,030  $    199,682,057  $    234,576,558  $        121,159
                                    ================  ================  ================  ================  ================


                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,437,029  $      1,659,223  $      2,577,678  $      1,030,348
   Net realized gains (losses)....          (376,676)           211,258         (701,699)         (132,806)
   Change in unrealized gains
     (losses) on investments......        (2,605,647)       (2,518,686)       (5,428,085)       (1,819,015)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,545,294)         (648,205)       (3,552,106)         (921,473)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,581,532         1,192,071         5,599,233         2,090,130
   Net transfers (including
     fixed account)...............        (1,657,616)       (1,922,295)             4,590        46,451,435
   Contract charges...............          (665,463)         (776,640)       (2,052,441)       (2,104,842)
   Transfers for contract benefits
     and terminations.............        (7,593,451)       (7,051,558)      (15,141,099)      (12,697,479)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (8,334,998)       (8,558,422)      (11,589,717)        33,739,244
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (9,880,292)       (9,206,627)      (15,141,823)        32,817,771
NET ASSETS:
   Beginning of year..............         73,909,210        83,115,837       173,124,917       140,307,146
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     64,028,918  $     73,909,210  $    157,983,094  $    173,124,917
                                     ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                     MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,038,946  $       1,574,302  $    (2,016,259)  $    (5,850,777)
   Net realized gains (losses)....         (460,924)          (178,047)        61,106,802        16,294,442
   Change in unrealized gains
     (losses) on investments......       (5,136,661)        (1,505,639)      (79,692,789)        11,631,228
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,558,639)          (109,384)      (20,602,246)        22,074,893
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,008,123            226,823         5,354,211         6,121,321
   Net transfers (including
     fixed account)...............            43,895        (1,575,024)       (6,689,447)         4,111,278
   Contract charges...............         (616,606)          (654,339)       (5,117,777)       (4,988,560)
   Transfers for contract benefits
     and terminations.............       (2,711,377)        (2,990,340)      (38,701,487)      (45,715,642)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,275,965)        (4,992,880)      (45,154,500)      (40,471,603)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,834,604)        (5,102,264)      (65,756,746)      (18,396,710)
NET ASSETS:
   Beginning of year..............        47,183,875         52,286,139       641,574,794       659,971,504
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     42,349,271  $      47,183,875  $    575,818,048  $    641,574,794
                                    ================  =================  ================  ================

                                                                                       MIST
                                        MIST METLIFE BALANCED PLUS       METLIFE MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     49,287,588  $     23,588,127  $    (1,034,215)  $    (4,724,040)
   Net realized gains (losses)....       446,515,766       552,071,894        14,297,878         1,441,000
   Change in unrealized gains
     (losses) on investments......     (884,673,039)      (36,064,867)      (32,052,767)        28,321,809
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (388,869,685)       539,595,154      (18,789,104)        25,038,769
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       208,140,346       180,291,226       110,393,305        39,107,524
   Net transfers (including
     fixed account)...............       (4,605,195)       440,513,036       151,542,191       164,988,787
   Contract charges...............     (103,967,586)      (95,398,763)       (7,735,258)       (4,851,352)
   Transfers for contract benefits
     and terminations.............     (315,728,010)     (251,273,497)      (23,093,748)      (12,726,825)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (216,160,445)       274,132,002       231,106,490       186,518,134
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (605,030,130)       813,727,156       212,317,386       211,556,903
NET ASSETS:
   Beginning of year..............     7,268,454,132     6,454,726,976       421,513,955       209,957,052
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,663,424,002  $  7,268,454,132  $    633,831,341  $    421,513,955
                                    ================  ================  ================  ================


                                       MIST METLIFE SMALL CAP VALUE     MIST MFS EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,039,297)  $    (4,819,875)  $      1,070,164  $    (3,159,826)
   Net realized gains (losses)....       102,531,369        28,733,355       (1,548,189)         2,820,880
   Change in unrealized gains
     (losses) on investments......     (116,797,548)      (23,969,258)      (63,266,929)      (35,285,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,305,476)          (55,778)      (63,744,954)      (35,624,696)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,334,115         2,163,105         5,760,880         7,559,248
   Net transfers (including
     fixed account)...............      (10,754,879)       (7,179,469)        27,512,370        29,309,475
   Contract charges...............       (2,014,570)       (2,208,499)       (4,761,010)       (4,822,730)
   Transfers for contract benefits
     and terminations.............      (24,985,104)      (32,407,421)      (25,219,474)      (26,878,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (36,420,438)      (39,632,284)         3,292,766         5,167,190
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,725,914)      (39,688,062)      (60,452,188)      (30,457,506)
NET ASSETS:
   Beginning of year..............       291,013,900       330,701,962       425,619,386       456,076,892
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    236,287,986  $    291,013,900  $    365,167,198  $    425,619,386
                                    ================  ================  ================  ================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,284,984  $      2,090,191
   Net realized gains (losses)....           894,053         1,753,034
   Change in unrealized gains
     (losses) on investments......      (12,677,983)      (30,446,779)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,498,946)      (26,603,554)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,293,533         4,632,660
   Net transfers (including
     fixed account)...............        12,947,453         6,352,582
   Contract charges...............       (2,475,924)       (2,468,848)
   Transfers for contract benefits
     and terminations.............      (22,193,367)      (25,488,292)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,428,305)      (16,971,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,927,251)      (43,575,452)
NET ASSETS:
   Beginning of year..............       287,913,009       331,488,461
                                    ----------------  ----------------
   End of year....................  $    271,985,758  $    287,913,009
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,327,105)  $    (3,409,470)  $      (305,773)  $      (389,294)
   Net realized gains (losses)....         4,570,410         5,684,794         3,512,456         3,495,793
   Change in unrealized gains
     (losses) on investments......      (15,910,469)       (2,736,107)       (1,038,937)       (2,567,600)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,667,164)         (460,783)         2,167,746           538,899
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,883,221        11,815,143         1,219,267           399,861
   Net transfers (including
     fixed account)...............         1,774,364           261,603       (2,158,048)           480,602
   Contract charges...............       (2,819,561)       (2,627,209)         (574,746)         (525,821)
   Transfers for contract benefits
     and terminations.............      (13,239,136)      (13,039,300)       (7,738,730)       (6,941,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,401,112)       (3,589,763)       (9,252,257)       (6,586,473)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,068,276)       (4,050,546)       (7,084,511)       (6,047,574)
NET ASSETS:
   Beginning of year..............       240,528,688       244,579,234        72,350,999        78,398,573
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    220,460,412  $    240,528,688  $     65,266,488  $     72,350,999
                                    ================  ================  ================  ================

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (b)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (132,986)  $       (23,522)  $     23,465,868  $      (314,897)
   Net realized gains (losses)....            59,506           207,621      (12,024,645)      (10,840,115)
   Change in unrealized gains
     (losses) on investments......       (1,391,238)         (153,203)      (43,226,004)        22,930,848
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,464,718)            30,896      (31,784,781)        11,775,836
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,308,625         2,980,950         4,037,726         5,645,359
   Net transfers (including
     fixed account)...............         5,964,473         7,342,567       (8,720,486)      (42,539,161)
   Contract charges...............         (168,361)          (46,489)       (8,087,358)       (8,436,136)
   Transfers for contract benefits
     and terminations.............         (677,893)         (146,280)      (53,138,748)      (55,305,583)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        12,426,844        10,130,748      (65,908,866)     (100,635,521)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,962,126        10,161,644      (97,693,647)      (88,859,685)
NET ASSETS:
   Beginning of year..............        10,161,644                --       732,596,404       821,456,089
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,123,770  $     10,161,644  $    634,902,757  $    732,596,404
                                    ================  ================  ================  ================


                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     62,753,001  $     14,856,202  $      (441,445)  $        817,446
   Net realized gains (losses)....        12,734,375       (1,792,640)        29,058,598        87,911,473
   Change in unrealized gains
     (losses) on investments......      (99,708,652)        36,415,773      (32,626,475)      (61,223,094)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,221,276)        49,479,335       (4,009,322)        27,505,825
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,483,909        14,074,315         7,451,805         9,637,842
   Net transfers (including
     fixed account)...............      (60,045,845)      (98,518,340)       (2,716,319)       (8,227,980)
   Contract charges...............      (19,181,926)      (20,347,053)       (3,597,475)       (3,315,269)
   Transfers for contract benefits
     and terminations.............     (133,249,327)     (151,437,179)      (17,307,943)      (17,438,624)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,993,189)     (256,228,257)      (16,169,932)      (19,344,031)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (225,214,465)     (206,748,922)      (20,179,254)         8,161,794
NET ASSETS:
   Beginning of year..............     1,787,038,026     1,993,786,948       305,917,464       297,755,670
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,561,823,561  $  1,787,038,026  $    285,738,210  $    305,917,464
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     35,309,303  $     34,258,738
   Net realized gains (losses)....         8,440,945        12,258,413
   Change in unrealized gains
     (losses) on investments......      (68,623,094)      (17,661,136)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,872,846)        28,856,015
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,577,241        28,345,716
   Net transfers (including
     fixed account)...............        19,421,199        42,682,881
   Contract charges...............      (10,467,757)       (9,619,195)
   Transfers for contract benefits
     and terminations.............      (65,618,675)      (65,741,442)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,087,992)       (4,332,040)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,960,838)        24,523,975
NET ASSETS:
   Beginning of year..............       943,852,832       919,328,857
                                    ----------------  ----------------
   End of year....................  $    884,891,994  $    943,852,832
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST PYRAMIS GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,912,789  $      8,253,807  $   (2,007,729)  $    (1,731,736)
   Net realized gains (losses)....         (146,659)       (2,556,572)        8,573,592           515,242
   Change in unrealized gains
     (losses) on investments......      (11,685,773)        34,979,601     (18,736,202)         9,325,602
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,919,643)        40,676,836     (12,170,339)         8,109,108
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,291,987         3,770,560       41,633,612        21,094,105
   Net transfers (including
     fixed account)...............        21,792,687      (28,818,734)      178,575,410        61,855,680
   Contract charges...............      (11,384,051)      (10,709,776)      (3,482,370)       (1,600,359)
   Transfers for contract benefits
     and terminations.............      (44,187,565)      (40,212,165)     (16,426,832)       (4,362,374)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,486,942)      (75,970,115)      200,299,820        76,987,052
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,406,585)      (35,293,279)      188,129,481        85,096,160
NET ASSETS:
   Beginning of year..............       680,446,278       715,739,557      163,513,389        78,417,229
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    651,039,693  $    680,446,278  $   351,642,870  $    163,513,389
                                    ================  ================  ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,230,760)  $     (428,408)    $    11,496,565  $     11,253,551
   Net realized gains (losses)....        17,165,832       18,517,553         96,130,725       113,377,455
   Change in unrealized gains
     (losses) on investments......      (29,873,677)       10,370,401      (155,135,668)      (60,416,484)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,938,605)       28,459,546       (47,508,378)        64,214,522
                                    ----------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,201,400       19,796,572         21,766,022        10,439,074
   Net transfers (including
     fixed account)...............        81,935,629       32,175,596       (22,073,877)      (25,023,322)
   Contract charges...............       (8,094,448)      (6,709,852)       (18,156,689)      (18,124,397)
   Transfers for contract benefits
     and terminations.............      (24,612,353)     (15,546,572)       (97,925,260)      (95,978,922)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        84,430,228       29,715,744      (116,389,804)     (128,687,567)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        69,491,623       58,175,290      (163,898,182)      (64,473,045)
NET ASSETS:
   Beginning of year..............       493,380,979      435,205,689      1,513,705,632     1,578,178,677
                                    ----------------  ---------------    ---------------  ----------------
   End of year....................  $    562,872,602  $   493,380,979    $ 1,349,807,450  $  1,513,705,632
                                    ================  ===============    ===============  ================


                                          MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,269,909  $     1,691,616   $        527,754  $    (2,592,578)
   Net realized gains (losses)....        33,558,305       41,161,005         29,555,568        22,160,919
   Change in unrealized gains
     (losses) on investments......      (54,174,177)     (24,023,767)       (69,547,913)        67,563,377
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,345,963)       18,828,854       (39,464,591)        87,131,718
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,054,310        6,532,143         10,615,106        12,253,858
   Net transfers (including
     fixed account)...............         9,763,304      (3,398,510)       (11,574,647)       159,566,655
   Contract charges...............       (5,722,795)      (5,200,778)        (4,674,135)       (4,113,653)
   Transfers for contract benefits
     and terminations.............      (27,279,503)     (24,564,862)       (77,867,417)      (73,966,475)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,184,684)     (26,632,007)       (83,501,093)        93,740,385
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,530,647)      (7,803,153)      (122,965,684)       180,872,103
NET ASSETS:
   Beginning of year..............       501,804,705      509,607,858        838,816,422       657,944,319
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $    467,274,058  $   501,804,705   $    715,850,738  $    838,816,422
                                    ================  ===============   ================  ================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,239,927)  $    (8,684,292)
   Net realized gains (losses)....      108,417,654        83,347,675
   Change in unrealized gains
     (losses) on investments......     (73,202,424)      (17,691,662)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       26,975,303        56,971,721
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,040,163         3,338,843
   Net transfers (including
     fixed account)...............     (34,784,143)      (37,998,561)
   Contract charges...............      (5,053,956)       (4,959,686)
   Transfers for contract benefits
     and terminations.............     (42,109,408)      (48,648,856)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (78,907,344)      (88,268,260)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (51,932,041)      (31,296,539)
NET ASSETS:
   Beginning of year..............      537,586,208       568,882,747
                                    ---------------  ----------------
   End of year....................  $   485,654,167  $    537,586,208
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MIST TCW CORE                                                       MSF
                                      FIXED INCOME        MIST WMC LARGE CAP RESEARCH     BAILLIE GIFFORD INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ------------------------------------
                                        2015 (d)            2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (228)  $      (152,730)  $      (152,311)  $      (271,859)  $      (823,308)
   Net realized gains (losses)....               (4)         2,189,696           962,687         3,508,939         2,816,068
   Change in unrealized gains
     (losses) on investments......             (184)       (1,564,663)         1,050,584      (10,663,827)      (15,452,332)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (416)           472,303         1,860,960       (7,426,747)      (13,459,572)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,306           369,764           307,777         1,385,690         1,436,654
   Net transfers (including
     fixed account)...............            15,279         (990,704)         (607,575)      (10,590,297)           324,776
   Contract charges...............                --         (209,942)         (197,017)       (3,102,764)       (3,197,760)
   Transfers for contract benefits
     and terminations.............           (1,000)       (1,284,833)         (973,400)      (16,356,797)      (19,054,714)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,585       (2,115,715)       (1,470,215)      (28,664,168)      (20,491,044)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            73,169       (1,643,412)           390,745      (36,090,915)      (33,950,616)
NET ASSETS:
   Beginning of year..............                --        17,260,395        16,869,650       269,502,431       303,453,047
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $         73,169  $     15,616,983  $     17,260,395  $    233,411,516  $    269,502,431
                                    ================  ================  ================  ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,774,012  $      2,129,181   $      1,289,428  $        952,581
   Net realized gains (losses)....         (126,236)         (108,055)            833,937            40,190
   Change in unrealized gains
     (losses) on investments......       (6,456,221)         4,954,438        (2,926,902)         2,001,494
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,808,445)         6,975,564          (803,537)         2,994,265
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,367,597         9,707,112          4,381,285         2,147,683
   Net transfers (including
     fixed account)...............        35,972,097        51,418,453          8,341,934         6,751,669
   Contract charges...............       (2,855,104)       (2,153,905)          (712,128)         (621,824)
   Transfers for contract benefits
     and terminations.............      (19,044,499)      (15,043,074)        (5,777,255)       (4,908,655)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        35,440,091        43,928,586          6,233,836         3,368,873
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,631,646        50,904,150          5,430,299         6,363,138
NET ASSETS:
   Beginning of year..............       213,475,999       162,571,849         63,615,045        57,251,907
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    245,107,645  $    213,475,999   $     69,045,344  $     63,615,045
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (237,170)  $      (221,645)  $         21,337  $        (2,636)
   Net realized gains (losses)....         3,380,193         1,124,532           294,376           921,265
   Change in unrealized gains
     (losses) on investments......       (2,490,455)            32,868         (639,612)         (583,420)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           652,568           935,755         (323,899)           335,209
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           702,398           465,737           590,441           187,882
   Net transfers (including
     fixed account)...............           113,015         (848,033)           157,108           257,815
   Contract charges...............         (124,569)         (110,785)             (156)             (155)
   Transfers for contract benefits
     and terminations.............       (1,728,698)       (1,028,588)         (476,050)         (372,113)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,037,854)       (1,521,669)           271,343            73,429
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (385,286)         (585,914)          (52,556)           408,638
NET ASSETS:
   Beginning of year..............        14,686,428        15,272,342         4,201,564         3,792,926
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,301,142  $     14,686,428  $      4,149,008  $      4,201,564
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MSF BLACKROCK MONEY MARKET         MSF FRONTIER MID CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (6,027,107)  $    (6,766,906)  $    (1,351,696)  $    (1,322,869)
   Net realized gains (losses)....               --                --        14,193,562         9,730,209
   Change in unrealized gains
     (losses) on investments......               --                --      (11,177,142)       (1,239,505)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (6,027,107)       (6,766,906)         1,664,724         7,167,835
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       38,032,970        16,019,042           560,464           593,698
   Net transfers (including
     fixed account)...............       72,942,198        38,236,997         (742,070)       (3,064,927)
   Contract charges...............      (4,210,469)       (4,868,193)         (814,235)         (703,442)
   Transfers for contract benefits
     and terminations.............     (98,033,180)     (108,077,463)       (8,311,622)       (6,346,789)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        8,731,519      (58,689,617)       (9,307,463)       (9,521,460)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        2,704,412      (65,456,523)       (7,642,739)       (2,353,625)
NET ASSETS:
   Beginning of year..............      395,886,367       461,342,890        81,297,538        83,651,163
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   398,590,779  $    395,886,367  $     73,654,799  $     81,297,538
                                    ===============  ================  ================  ================


                                           MSF JENNISON GROWTH         MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,255,608)  $    (8,604,142)  $      (234,690)  $      (241,088)
   Net realized gains (losses)....      100,462,145        57,107,511         1,994,940         2,320,935
   Change in unrealized gains
     (losses) on investments......     (47,555,352)      (11,083,979)       (2,197,811)       (1,853,055)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       44,651,185        37,419,390         (437,561)           226,792
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,569,781         2,880,660           422,787           156,508
   Net transfers (including
     fixed account)...............     (26,498,929)      (44,484,377)          (62,478)         (366,480)
   Contract charges...............      (4,176,518)       (4,133,996)         (186,706)         (175,842)
   Transfers for contract benefits
     and terminations.............     (45,499,489)      (48,285,573)         (691,869)         (745,280)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (72,605,155)      (94,023,286)         (518,266)       (1,131,094)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (27,953,970)      (56,603,896)         (955,827)         (904,302)
NET ASSETS:
   Beginning of year..............      529,020,323       585,624,219        13,706,471        14,610,773
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   501,066,353  $    529,020,323  $     12,750,644  $     13,706,471
                                    ===============  ================  ================  ================

                                                   MSF
                                     LOOMIS SAYLES SMALL CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2015              2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (3,584)  $        (2,894)  $    (1,466,298)  $    (2,770,312)
   Net realized gains (losses)....           47,572            33,035        32,839,034         9,182,228
   Change in unrealized gains
     (losses) on investments......         (43,867)          (27,964)      (55,970,793)       (6,138,938)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              121             2,177      (24,598,057)           272,978
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           17,612            34,767         1,435,147         2,279,317
   Net transfers (including
     fixed account)...............           23,125            33,954       (3,489,375)      (15,880,836)
   Contract charges...............          (1,118)             (817)       (1,479,616)       (1,707,607)
   Transfers for contract benefits
     and terminations.............          (4,466)           (3,450)      (21,273,771)      (26,349,339)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           35,153            64,454      (24,807,615)      (41,658,465)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           35,274            66,631      (49,405,672)      (41,385,487)
NET ASSETS:
   Beginning of year..............          293,433           226,802       244,385,523       285,771,010
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $       328,707  $        293,433  $    194,979,851  $    244,385,523
                                    ===============  ================  ================  ================

                                           MSF MET/DIMENSIONAL
                                       INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT
                                    ---------------------------------
                                         2015              2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        48,982  $        265,996
   Net realized gains (losses)....        9,734,312         4,114,623
   Change in unrealized gains
     (losses) on investments......      (7,397,341)       (9,176,434)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,385,953       (4,795,815)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          899,458           815,496
   Net transfers (including
     fixed account)...............        6,674,328           191,200
   Contract charges...............        (620,871)         (593,152)
   Transfers for contract benefits
     and terminations.............      (4,404,157)       (3,606,060)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        2,548,758       (3,192,516)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        4,934,711       (7,988,331)
NET ASSETS:
   Beginning of year..............       58,174,088        66,162,419
                                    ---------------  ----------------
   End of year....................  $    63,108,799  $     58,174,088
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        193,571  $        (93,420)  $   (60,476,835)  $    (56,436,952)
   Net realized gains (losses).....         1,389,983            589,830       270,937,811         14,979,444
   Change in unrealized gains
     (losses) on investments.......       (2,880,050)           (85,239)     (322,220,355)        181,094,658
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,296,496)            411,171     (111,759,379)        139,637,150
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,053,677            365,589        24,369,785         12,615,751
   Net transfers (including
     fixed account)................        27,590,957         35,836,944     (213,524,358)      5,139,621,026
   Contract charges................         (543,349)          (223,118)      (49,617,104)       (34,412,284)
   Transfers for contract benefits
     and terminations..............       (3,923,720)        (2,200,451)     (392,793,086)      (273,737,211)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        25,177,565         33,778,964     (631,564,763)      4,844,087,282
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        23,881,069         34,190,135     (743,324,142)      4,983,724,432
NET ASSETS:
   Beginning of year...............        41,687,543          7,497,408     4,991,456,808          7,732,376
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     65,568,612  $      41,687,543  $  4,248,132,666  $   4,991,456,808
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 60      MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (74,908,862)  $    (82,508,224)  $   (80,359,716)  $    (72,919,925)
   Net realized gains (losses).....       481,588,073         19,715,684       310,019,865         18,208,146
   Change in unrealized gains
     (losses) on investments.......     (594,962,543)        325,337,909     (421,371,788)        313,139,176
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (188,283,332)        262,545,369     (191,711,639)        258,427,397
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        51,082,227         24,283,519        38,874,727         24,181,255
   Net transfers (including
     fixed account)................     (102,720,147)      7,634,512,209      (40,164,388)      6,518,639,731
   Contract charges................      (74,049,982)       (48,104,618)      (61,430,326)       (40,179,976)
   Transfers for contract benefits
     and terminations..............     (546,730,912)      (389,900,744)     (439,432,331)      (310,434,847)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (672,418,814)      7,220,790,366     (502,152,318)      6,192,206,163
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (860,702,146)      7,483,335,735     (693,863,957)      6,450,633,560
NET ASSETS:
   Beginning of year...............     7,527,991,156         44,655,421     6,507,894,347         57,260,787
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  6,667,289,010  $   7,527,991,156  $  5,814,030,390  $   6,507,894,347
                                     ================  =================  ================  =================

                                       MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (669,052)  $       (819,673)  $      (347,601)  $      (765,841)
   Net realized gains (losses).....        11,113,039         11,559,694        54,311,839        38,987,719
   Change in unrealized gains
     (losses) on investments.......      (15,667,437)        (1,212,992)      (57,710,605)        23,647,160
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,223,450)          9,527,029       (3,746,367)        61,869,038
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,977,751          3,512,620        11,741,788         7,247,240
   Net transfers (including
     fixed account)................         3,888,248        (1,166,141)       (7,225,683)        32,842,922
   Contract charges................       (1,048,036)        (1,039,460)       (4,442,697)       (3,860,753)
   Transfers for contract benefits
     and terminations..............       (9,847,097)        (8,982,254)      (53,641,340)      (48,542,701)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,029,134)        (7,675,235)      (53,567,932)      (12,313,292)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,252,584)          1,851,794      (57,314,299)        49,555,746
NET ASSETS:
   Beginning of year...............       127,735,872        125,884,078       610,830,233       561,274,487
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    121,483,288  $     127,735,872  $    553,515,934  $    610,830,233
                                     ================  =================  ================  ================

                                           MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        419,715  $        314,570
   Net realized gains (losses).....         1,095,835         1,124,465
   Change in unrealized gains
     (losses) on investments.......       (2,338,023)         1,597,039
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (822,473)         3,036,074
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,643,867         2,026,445
   Net transfers (including
     fixed account)................         1,396,264           695,451
   Contract charges................         (284,691)         (252,458)
   Transfers for contract benefits
     and terminations..............       (5,431,228)       (5,732,469)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,675,788)       (3,263,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,498,261)         (226,957)
NET ASSETS:
   Beginning of year...............        45,817,455        46,044,412
                                     ----------------  ----------------
   End of year.....................  $     42,319,194  $     45,817,455
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,273,415  $       (57,616)  $     1,740,713  $        991,218
   Net realized gains (losses)....        43,175,247        18,672,716          673,901         2,887,187
   Change in unrealized gains
     (losses) on investments......      (49,745,547)         2,950,546      (5,975,929)      (11,944,228)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,296,885)        21,565,646      (3,561,315)       (8,065,823)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,166,108         3,231,894        4,624,296         2,309,427
   Net transfers (including
     fixed account)...............        17,714,601       (9,606,231)        6,652,908         4,727,833
   Contract charges...............       (2,641,500)       (2,466,657)      (1,032,788)         (974,058)
   Transfers for contract benefits
     and terminations.............      (20,453,721)      (17,796,650)      (8,003,438)       (8,971,260)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,214,512)      (26,637,644)        2,240,978       (2,908,058)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,511,397)       (5,071,998)      (1,320,337)      (10,973,881)
NET ASSETS:
   Beginning of year..............       255,401,966       260,473,964      101,223,288       112,197,169
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    249,890,569  $    255,401,966  $    99,902,951  $    101,223,288
                                    ================  ================  ===============  ================


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2015              2014            2015              2014
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,005,253)  $   (2,176,457)  $     (772,570)  $      (798,862)
   Net realized gains (losses)....         5,492,282        4,329,229       14,703,805         8,367,458
   Change in unrealized gains
     (losses) on investments......       (4,849,556)      (5,677,025)     (21,801,085)       (3,199,788)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,362,527)      (3,524,253)      (7,869,850)         4,368,808
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,474,898        1,992,969        3,655,588         2,652,120
   Net transfers (including
     fixed account)...............       (3,545,710)      (5,425,832)        1,761,396         5,859,193
   Contract charges...............       (1,236,383)      (1,280,963)      (1,338,539)       (1,176,186)
   Transfers for contract benefits
     and terminations.............      (13,484,634)     (13,905,156)     (11,537,242)       (7,916,247)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,791,829)     (18,618,982)      (7,458,797)         (581,120)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,154,356)     (22,143,235)     (15,328,647)         3,787,688
NET ASSETS:
   Beginning of year..............       150,104,225      172,247,460      144,858,146       141,070,458
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $    131,949,869  $   150,104,225  $   129,529,499  $    144,858,146
                                    ================  ===============  ===============  ================

                                                   MSF                                MSF
                                     T. ROWE PRICE LARGE CAP GROWTH     T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,957,599)  $   (2,482,158)  $      (160,395)  $      (153,247)
   Net realized gains (losses)....        34,270,652       14,393,834         1,535,562         1,464,690
   Change in unrealized gains
     (losses) on investments......      (16,807,403)      (1,397,928)       (1,319,353)         (830,342)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,505,650       10,513,748            55,814           481,101
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,861,358        2,948,471         1,208,773           281,198
   Net transfers (including
     fixed account)...............        65,812,017       17,437,802         1,417,304         (504,932)
   Contract charges...............       (1,679,181)      (1,330,553)          (67,963)          (62,439)
   Transfers for contract benefits
     and terminations.............      (17,010,364)     (14,540,202)         (775,788)         (741,321)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,983,830        4,515,518         1,782,326       (1,027,494)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        66,489,480       15,029,266         1,838,140         (546,393)
NET ASSETS:
   Beginning of year..............       166,959,337      151,930,071         9,976,420        10,522,813
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    233,448,817  $   166,959,337  $     11,814,560  $      9,976,420
                                    ================  ===============  ================  ================

                                                   MSF
                                    VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,169,677)  $    (1,294,356)
   Net realized gains (losses)....      (1,908,883)         1,787,878
   Change in unrealized gains
     (losses) on investments......     (29,752,057)      (19,515,189)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (32,830,617)      (19,021,667)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          905,618           402,973
   Net transfers (including
     fixed account)...............       23,947,255         8,185,185
   Contract charges...............      (1,200,210)       (1,298,545)
   Transfers for contract benefits
     and terminations.............      (5,238,300)       (5,429,317)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       18,414,363         1,860,296
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (14,416,254)      (17,161,371)
NET ASSETS:
   Beginning of year..............       89,288,128       106,449,499
                                    ---------------  ----------------
   End of year....................  $    74,871,874  $     89,288,128
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF WESTERN ASSET MANAGEMENT              MSF WESTERN ASSET
                                       STRATEGIC BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,666  $            (5)  $      1,639,088  $        697,614
   Net realized gains (losses)....              (74)                --          (87,820)           (3,865)
   Change in unrealized gains
     (losses) on investments......           (7,019)                48       (4,546,618)         2,454,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,427)                43       (2,995,350)         3,147,960
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,520            12,700         4,788,989         5,112,381
   Net transfers (including
     fixed account)...............            89,485                --        14,987,445         2,857,487
   Contract charges...............                --                --       (3,201,899)       (3,072,371)
   Transfers for contract benefits
     and terminations.............              (11)                --      (21,366,180)      (23,830,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           187,994            12,700       (4,791,645)      (18,932,686)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           182,567            12,743       (7,786,995)      (15,784,726)
NET ASSETS:
   Beginning of year..............            12,743                --       276,085,662       291,870,388
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        195,310  $         12,743  $    268,298,667  $    276,085,662
                                    ================  ================  ================  ================

                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        287,887  $    (6,367,120)  $           (75)  $           (88)
   Net realized gains (losses)....       210,355,423        91,018,865             1,363             1,471
   Change in unrealized gains
     (losses) on investments......     (207,207,827)      (33,491,386)           (1,296)           (1,551)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,435,483        51,160,359               (8)             (168)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,414,204         3,408,051                --                --
   Net transfers (including
     fixed account)...............      (35,779,438)      (44,285,835)                --                --
   Contract charges...............       (4,607,450)       (4,874,727)                --                --
   Transfers for contract benefits
     and terminations.............      (47,777,157)      (54,954,173)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,749,841)     (100,706,684)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,314,358)      (49,546,325)           (1,791)           (1,978)
NET ASSETS:
   Beginning of year..............       609,015,113       658,561,438             9,013            10,991
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    527,700,755  $    609,015,113  $          7,222  $          9,013
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND              MAIN STREET SMALL CAP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            216  $            347  $      (857,651)  $      (875,296)
   Net realized gains (losses)....             (275)             (267)        21,226,168        21,968,724
   Change in unrealized gains
     (losses) on investments......                29               416      (28,993,857)       (9,177,366)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (30)               496       (8,625,340)        11,916,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         2,437,344         3,589,850
   Net transfers (including
     fixed account)...............                --                --       (2,506,338)       (3,769,755)
   Contract charges...............                --                --       (1,313,735)       (1,193,884)
   Transfers for contract benefits
     and terminations.............             (839)             (796)       (7,209,455)       (7,121,166)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (839)             (796)       (8,592,184)       (8,494,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (869)             (300)      (17,217,524)         3,421,107
NET ASSETS:
   Beginning of year..............             8,346             8,646       126,466,514       123,045,407
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          7,477  $          8,346  $    109,248,990  $    126,466,514
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (504)  $          (589)
   Net realized gains (losses)....            18,609             5,285
   Change in unrealized gains
     (losses) on investments......          (16,156)             4,566
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             1,949             9,262
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,521)             2,046
NET ASSETS:
   Beginning of year..............           106,085           104,039
                                    ----------------  ----------------
   End of year....................  $        104,564  $        106,085
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                       PIMCO VIT
                                            OPPENHEIMER VA MONEY             COMMODITYREALRETURN STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015            2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (50)  $           (53)  $          1,234  $              11
   Net realized gains (losses).....                 --                --           (4,694)                 --
   Change in unrealized gains
     (losses) on investments.......                 --                --          (56,415)            (1,741)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (50)              (53)          (59,875)            (1,730)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           279,525             14,900
   Net transfers (including
     fixed account)................                 --                --            38,967                 --
   Contract charges................                 --                --               (3)                 --
   Transfers for contract benefits
     and terminations..............              (151)             (154)          (21,699)                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (151)             (154)           296,790             14,900
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (201)             (207)           236,915             13,170
NET ASSETS:
   Beginning of year...............              3,793             4,000            13,170                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           3,592  $          3,793  $        250,085  $          13,170
                                     =================  ================  ================  =================


                                       PIMCO VIT EMERGING MARKETS BOND       PIMCO VIT UNCONSTRAINED BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015            2014 (a)             2015             2014 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          8,655  $              29  $          5,688  $              --
   Net realized gains (losses).....             1,363                 --             (255)                 --
   Change in unrealized gains
     (losses) on investments.......          (28,200)                 76          (13,479)                (4)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (18,182)                105           (8,046)                (4)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           401,043             15,098           236,532              4,763
   Net transfers (including
     fixed account)................            27,329                 --            61,782                 --
   Contract charges................               (2)                 --               (6)                 --
   Transfers for contract benefits
     and terminations..............          (18,594)                (1)          (13,158)                 --
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           409,776             15,097           285,150              4,763
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           391,594             15,202           277,104              4,759
NET ASSETS:
   Beginning of year...............            15,202                 --             4,759                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        406,796  $          15,202  $        281,863  $           4,759
                                     ================  =================  ================  =================


                                          PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2015              2014              2015               2014
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (582,428)  $      (535,991)  $           1,096  $          1,768
   Net realized gains (losses).....         9,032,785        11,686,087             38,298            47,876
   Change in unrealized gains
     (losses) on investments.......      (13,899,812)       (2,093,671)           (31,282)            16,387
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,449,455)         9,056,425              8,112            66,031
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,033,056         2,291,113              3,056               305
   Net transfers (including
     fixed account)................         (692,772)       (1,539,510)           (13,623)          (41,306)
   Contract charges................         (665,918)         (602,056)            (2,978)           (3,087)
   Transfers for contract benefits
     and terminations..............       (6,137,579)       (6,203,018)            (3,545)          (24,717)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,463,213)       (6,053,471)           (17,090)          (68,805)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (10,912,668)         3,002,954            (8,978)           (2,774)
NET ASSETS:
   Beginning of year...............        74,902,996        71,900,042            249,879           252,653
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     63,990,328  $     74,902,996  $         240,901  $        249,879
                                     ================  ================  =================  ================


                                         T. ROWE PRICE GROWTH STOCK
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (66,257)  $        (68,593)
   Net realized gains (losses).....          1,195,637          1,582,180
   Change in unrealized gains
     (losses) on investments.......          (416,328)          (938,069)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            713,052            575,518
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            221,245            239,809
   Net transfers (including
     fixed account)................          (580,009)          (718,459)
   Contract charges................            (1,330)            (1,508)
   Transfers for contract benefits
     and terminations..............          (805,724)          (922,810)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,165,818)        (1,402,968)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (452,766)          (827,450)
NET ASSETS:
   Beginning of year...............          7,511,742          8,339,192
                                     -----------------  -----------------
   End of year.....................  $       7,058,976  $       7,511,742
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      T. ROWE PRICE INTERNATIONAL STOCK        T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (526)  $           1,560  $         (4,409)  $         (5,357)
   Net realized gains (losses).....             33,135             23,491                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (36,641)           (35,473)                 --                 --
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (4,032)           (10,422)            (4,409)            (5,357)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             14,912             33,720                 --                 --
   Net transfers (including
     fixed account)................           (98,531)           (46,190)              2,822             24,583
   Contract charges................              (109)              (139)              (131)              (128)
   Transfers for contract benefits
     and terminations..............          (117,510)            (9,346)           (15,458)           (63,332)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (201,238)           (21,955)           (12,767)           (38,877)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (205,270)           (32,377)           (17,176)           (44,234)
NET ASSETS:
   Beginning of year...............            623,024            655,401            514,215            558,449
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         417,754  $         623,024  $         497,039  $         514,215
                                     =================  =================  =================  =================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                UIF GLOBAL INFRASTRUCTURE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2015               2014               2015            2014 (a)
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (987)  $         (1,774)  $            201  $             (4)
   Net realized gains (losses).....             27,006             44,532            14,300                 --
   Change in unrealized gains
     (losses) on investments.......           (33,756)           (24,999)          (52,813)                 44
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,737)             17,759          (38,312)                 40
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --              1,080           309,552              8,425
   Net transfers (including
     fixed account)................              2,550           (33,535)            88,579                 --
   Contract charges................              (112)              (128)               (5)                 --
   Transfers for contract benefits
     and terminations..............           (32,709)           (23,622)          (22,594)                 --
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (30,271)           (56,205)           375,532              8,425
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (38,008)           (38,446)           337,220              8,465
NET ASSETS:
   Beginning of year...............            253,840            292,286             8,465                 --
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $         215,832  $         253,840  $        345,685  $           8,465
                                     =================  =================  ================  =================


                                     VAN ECK VIP LONG/SHORT EQUITY INDEX
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015            2014 (a)
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,955)  $           (10)
   Net realized gains (losses).....               302                --
   Change in unrealized gains
     (losses) on investments.......           (6,810)                80
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (8,463)                70
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           227,796            16,699
   Net transfers (including
     fixed account)................            27,028                --
   Contract charges................               (5)                --
   Transfers for contract benefits
     and terminations..............           (2,806)                --
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           252,013            16,699
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           243,550            16,769
NET ASSETS:
   Beginning of year...............            16,769                --
                                     ----------------  ----------------
   End of year.....................  $        260,319  $         16,769
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc.
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

Alger Small Cap Growth Sub-Account                       LMPVET Permal Alternative Select VIT Sub-Account
American Funds Bond Sub-Account                          LMPVET QS Legg Mason Variable Conservative
American Funds Global Growth Sub-Account                    Growth Sub-Account
American Funds Global Small Capitalization               LMPVET QS Legg Mason Variable Growth
   Sub-Account (a)                                          Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Legg Mason Variable Moderate Growth
American Funds Growth-Income Sub-Account                    Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVIT Western Asset Variable Global High Yield
Deutsche I CROCI International Sub-Account                  Bond Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Investors Trust Sub-Account
Federated Kaufman Sub-Account                            MFS VIT New Discovery Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MFS VIT Research Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account                   MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP FundsManager 50% Sub-Account                   Plus Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Balanced Allocation
Fidelity VIP Government Money Market                        Sub-Account
   Sub-Account (a)                                       MIST American Funds Growth Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Growth Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST American Funds Moderate Allocation
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST AQR Global Risk Balanced Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Small Cap Value VIP Sub-Account             Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST BlackRock High Yield Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Clarion Global Real Estate Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST ClearBridge Aggressive Growth Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Comstock Sub-Account
Ivy Funds VIP Asset Strategy Sub-Account                 MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Appreciation Sub-            MIST JPMorgan Global Active Allocation
   Account                                                  Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Met/Artisan International Sub-Account (b)
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 40 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Multi-Index Targeted Risk                     MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                             MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF MFS Total Return Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Value Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MSCI EAFE Index Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Neuberger Berman Genesis Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              MSF Western Asset Management Strategic Bond
MIST Pyramis Government Income Sub-Account                   Opportunities Sub-Account
MIST Pyramis Managed Risk Sub-Account                      MSF Western Asset Management U.S. Government
MIST Schroders Global Multi-Asset Sub-Account                Sub-Account (a)
MIST SSGA Growth and Income ETF Sub-Account                MSF WMC Core Equity Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           Neuberger Berman Genesis Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Core Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Oppenheimer VA Main Street Small Cap Sub-Account (a)
MIST TCW Core Fixed Income Sub-Account (b)                 Oppenheimer VA Main Street Sub-Account
MIST WMC Large Cap Research Sub-Account (a)                Oppenheimer VA Money Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    PIMCO VIT CommodityRealReturn Strategy
MSF Barclays Aggregate Bond Index Sub-Account (a)            Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  PIMCO VIT Emerging Markets Bond Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT Unconstrained Bond Sub-Account
MSF BlackRock Large Cap Value Sub-Account (a)              Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    T. Rowe Price Growth Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price International Stock Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account
MSF Met/Dimensional International Small Company            UIF Global Infrastructure Sub-Account
   Sub-Account                                             Van Eck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2015.

B. The following Sub-Accounts had no net assets as of December 31, 2015:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                                New Name

ClearBridge Variable Equity Income Portfolio               ClearBridge Variable Dividend Strategy Portfolio
Deutsche International VIP Portfolio                       Deutsche CROCI International VIP Portfolio
Fidelity VIP Money Market Portfolio                        Fidelity VIP Government Money Market Portfolio
Legg Mason Variable Lifestyle Allocation 50% Portfolio     QS Legg Mason Variable Conservative Growth Portfolio
Legg Mason Variable Lifestyle Allocation 70% Portfolio     QS Legg Mason Variable Moderate Growth Portfolio
Legg Mason Variable Lifestyle Allocation 85% Portfolio     QS Legg Mason Variable Growth Portfolio
(MIST) AllianceBernstein Global Dynamic Allocation         (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio                (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                           (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     Alger Small Cap Growth Sub-Account........................      2,355,066        63,230,291       14,378,495          7,710,796
     American Funds Bond Sub-Account...........................     13,848,018       148,136,456       13,072,626         12,884,479
     American Funds Global Growth Sub-Account..................     11,479,552       259,370,639       36,423,899         35,777,060
     American Funds Global Small Capitalization Sub-Account....      4,734,263        96,212,103       13,833,933         14,335,412
     American Funds Growth Sub-Account.........................     11,140,425       631,373,024      171,472,025        122,256,344
     American Funds Growth-Income Sub-Account..................      7,958,496       305,334,067       62,606,723         40,545,837
     BlackRock Global Allocation V.I. Sub-Account..............        120,164         1,685,370        1,708,559             31,985
     Deutsche I CROCI International Sub-Account................      1,747,776        17,400,918          989,610          2,027,079
     Federated High Income Bond Sub-Account....................          3,936            27,557            1,489                698
     Federated Kaufman Sub-Account.............................          2,753            39,439            6,922              2,334
     Fidelity VIP Asset Manager Sub-Account....................      4,830,719        74,719,511        7,432,256          9,603,851
     Fidelity VIP Contrafund Sub-Account.......................     17,226,912       447,161,128       80,233,934         73,105,222
     Fidelity VIP Equity-Income Sub-Account....................        242,382         5,459,115          686,031            515,628
     Fidelity VIP FundsManager 50% Sub-Account.................    371,873,644     4,381,466,033    1,079,415,286         28,130,144
     Fidelity VIP FundsManager 60% Sub-Account.................    333,518,033     3,324,168,601      319,226,940        326,627,104
     Fidelity VIP Government Money Market Sub-Account..........     49,654,026        49,654,026      214,882,162        216,175,794
     Fidelity VIP Growth Sub-Account...........................      2,447,543        95,074,592        6,238,361         18,991,462
     Fidelity VIP Index 500 Sub-Account........................        301,430        39,631,209        1,320,771          8,883,075
     Fidelity VIP Mid Cap Sub-Account..........................     12,607,119       376,704,644       55,223,784         40,357,611
     Fidelity VIP Overseas Sub-Account.........................        241,918         4,431,293          208,962            661,206
     FTVIPT Franklin Income VIP Sub-Account....................     17,838,182       269,353,824       15,932,938         24,835,508
     FTVIPT Franklin Mutual Shares VIP Sub-Account.............      6,677,684       117,476,711       14,265,416         18,711,725
     FTVIPT Franklin Small Cap Value VIP Sub-Account...........      6,278,204       106,432,174       20,500,049          8,675,899
     FTVIPT Templeton Foreign VIP Sub-Account..................      5,000,181        74,818,868        8,417,023          6,791,064
     FTVIPT Templeton Global Bond VIP Sub-Account..............     14,090,743       258,392,860       23,316,811         19,951,628
     Invesco V.I. American Franchise Sub-Account...............            261            14,493            2,369              3,166
     Invesco V.I. Core Equity Sub-Account......................          5,064           134,103           21,748             50,446
     Invesco V.I. Equity and Income Sub-Account................     38,323,734       554,012,164       79,369,995         50,724,279
     Invesco V.I. Growth and Income Sub-Account................            332             6,025            1,245                220
     Invesco V.I. International Growth Sub-Account.............      7,759,970       211,494,664        6,809,371         16,238,646
     Ivy Funds VIP Asset Strategy Sub-Account..................         38,262           377,484          337,509              4,875
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account.............................................     11,449,074       218,687,230       44,318,103         21,671,149
     LMPVET ClearBridge Variable Appreciation Sub-Account......     11,563,347       297,140,955       19,313,650         36,226,822
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account.............................................     12,389,916       143,095,024        8,598,187         15,460,650
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account.............................................        184,088         3,342,169          633,413          1,287,819
     LMPVET ClearBridge Variable Large Cap Value Sub-Account...        421,201         7,154,101        1,388,095          1,940,924
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account.............................................      4,849,452        85,464,744        4,887,578         11,925,433
     LMPVET Permal Alternative Select VIT Sub-Account..........      1,085,601        10,958,708       10,339,484             21,046
     LMPVET QS Legg Mason Variable Conservative Growth
       Sub-Account.............................................      2,717,825        34,138,089        3,812,743          6,641,794
     LMPVET QS Legg Mason Variable Growth Sub-Account..........      5,923,610        73,275,861       12,292,737          8,652,189
     LMPVET QS Legg Mason Variable Moderate Growth
       Sub-Account.............................................         91,574         1,033,097           31,688            639,181
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account.............................................     13,268,235       106,937,599        7,331,659         10,244,244
     MFS VIT Investors Trust Sub-Account.......................            334             6,652            1,088                765
     MFS VIT New Discovery Sub-Account.........................          2,537            39,044            1,295                582
     MFS VIT Research Sub-Account..............................            982            17,782            2,213                585
     MIST AB Global Dynamic Allocation Sub-Account.............    288,512,336     2,919,562,798      260,836,817        223,104,319

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................      5,920,933       62,871,167       44,540,840           598,037
     MIST American Funds Balanced Allocation Sub-Account........    312,104,374    2,841,982,768      227,325,371       288,560,524
     MIST American Funds Growth Allocation Sub-Account..........    183,397,189    1,563,853,828      167,031,275       126,070,038
     MIST American Funds Growth Sub-Account.....................     52,907,778      471,460,074       79,315,113        64,917,625
     MIST American Funds Moderate Allocation Sub-Account........    158,822,590    1,476,078,863      104,883,641       174,155,461
     MIST AQR Global Risk Balanced Sub-Account..................    290,506,782    3,059,376,698      433,594,405       308,707,771
     MIST BlackRock Global Tactical Strategies Sub-Account......    496,435,880    4,905,277,414      325,778,125       319,069,872
     MIST BlackRock High Yield Sub-Account......................     29,547,286      241,598,082       49,935,479        47,109,047
     MIST Clarion Global Real Estate Sub-Account................     24,620,287      280,578,869       17,278,764        42,865,609
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,363,255      345,778,882       39,512,396        90,085,220
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     12,472,799      165,934,368       46,523,802        30,587,208
     MIST Harris Oakmark International Sub-Account..............     45,158,699      648,599,666      109,629,939        69,903,628
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     84,648,132      873,291,275      121,666,512        58,313,665
     MIST Invesco Comstock Sub-Account..........................     50,308,258      592,057,144       51,225,077        71,700,737
     MIST Invesco Mid Cap Value Sub-Account.....................     14,120,348      236,999,707       41,798,086        18,328,248
     MIST Invesco Small Cap Growth Sub-Account..................     20,461,190      296,713,941       95,143,203        29,839,297
     MIST JPMorgan Core Bond Sub-Account........................     33,204,964      347,591,755       31,324,503        39,338,685
     MIST JPMorgan Global Active Allocation Sub-Account.........     90,405,180      985,230,242      196,958,449        38,121,134
     MIST JPMorgan Small Cap Value Sub-Account..................      1,528,136       21,546,244        3,305,310         3,687,274
     MIST Loomis Sayles Global Markets Sub-Account..............     10,803,168      128,690,247        8,777,019        24,580,444
     MIST Lord Abbett Bond Debenture Sub-Account................     17,430,948      214,320,076       42,083,741        50,886,390
     MIST Met/Artisan International Sub-Account (a).............         12,610          125,033          135,399             9,602
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,533,577       67,764,150        9,340,487        16,238,390
     MIST Met/Franklin Low Duration Total Return Sub-Account....     16,525,442      164,324,813       30,507,040        39,519,046
     MIST Met/Templeton International Bond Sub-Account..........      4,282,038       49,373,238        6,435,555         5,589,698
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,918,511      489,142,043       61,521,639        61,922,073
     MIST MetLife Balanced Plus Sub-Account.....................    644,431,730    6,613,133,710      662,144,626       407,850,330
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     54,546,593      630,215,516      246,983,041         2,764,956
     MIST MetLife Small Cap Value Sub-Account...................     18,899,246      266,621,503      100,132,135        42,565,106
     MIST MFS Emerging Markets Equity Sub-Account...............     45,249,982      437,241,988       34,510,262        30,147,263
     MIST MFS Research International Sub-Account................     26,245,169      284,876,446       20,404,499        24,547,796
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,562,115      157,094,455        5,038,569        13,766,717
     MIST Oppenheimer Global Equity Sub-Account.................      3,202,483       56,260,471        2,530,473        10,510,744
     MIST PanAgora Global Diversified Risk Sub-Account..........      2,195,832       22,668,341       14,204,563         1,790,375
     MIST PIMCO Inflation Protected Bond Sub-Account............     68,786,884      751,593,799       45,925,286        88,368,243
     MIST PIMCO Total Return Sub-Account........................    140,389,103    1,654,651,441      175,985,035       293,803,806
     MIST Pioneer Fund Sub-Account..............................     22,046,448      292,593,443       43,253,920        31,796,616
     MIST Pioneer Strategic Income Sub-Account..................     87,455,977      927,996,105      112,105,542       101,414,610
     MIST Pyramis Government Income Sub-Account.................     61,476,853      659,420,980      126,643,040       144,217,112
     MIST Pyramis Managed Risk Sub-Account......................     32,529,415      359,164,091      215,549,683         8,786,462
     MIST Schroders Global Multi-Asset Sub-Account..............     49,944,342      548,231,348      111,532,405        12,859,590
     MIST SSGA Growth and Income ETF Sub-Account................    119,135,707    1,305,264,133      120,027,651       143,349,952
     MIST SSGA Growth ETF Sub-Account...........................     41,388,322      435,694,559       60,261,483        47,114,956
     MIST T. Rowe Price Large Cap Value Sub-Account.............     21,099,963      563,746,478       32,408,601       113,740,644
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     45,093,243      401,076,245       93,058,605        95,044,351
     MIST TCW Core Fixed Income Sub-Account (b).................          7,357           73,381           75,093             1,708
     MIST WMC Large Cap Research Sub-Account....................      1,128,198       11,283,489        1,965,363         3,043,022
     MSF Baillie Gifford International Stock Sub-Account........     24,415,270      229,188,357       10,842,768        39,778,776
     MSF Barclays Aggregate Bond Index Sub-Account..............     22,956,517      250,608,195       57,821,825        19,607,697
     MSF BlackRock Bond Income Sub-Account......................        658,083       70,367,938       17,395,664         9,154,403
     MSF BlackRock Capital Appreciation Sub-Account.............        392,380       11,511,002        4,375,193         3,117,970
     MSF BlackRock Large Cap Value Sub-Account..................        493,277        4,983,246        1,395,446           747,110

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF BlackRock Money Market Sub-Account.....................      3,985,912      398,591,067      126,936,904       124,232,397
     MSF Frontier Mid Cap Growth Sub-Account....................      2,368,323       71,567,919       21,615,506        20,608,328
     MSF Jennison Growth Sub-Account............................     33,154,108      403,712,116       85,538,611        87,065,387
     MSF Loomis Sayles Small Cap Core Sub-Account...............         52,980       12,359,178        2,471,795         1,441,372
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         26,451          361,787           99,229            20,342
     MSF Met/Artisan Mid Cap Value Sub-Account..................        938,791      203,304,308       34,251,406        31,760,729
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,895,964       69,435,146       20,981,412         8,454,738
     MSF MetLife Asset Allocation 20 Sub-Account................      6,043,200       67,790,811       43,980,658        17,026,698
     MSF MetLife Asset Allocation 40 Sub-Account................    360,316,603    4,387,861,298      277,146,048       711,586,494
     MSF MetLife Asset Allocation 60 Sub-Account................    535,955,717    6,928,365,464      503,014,284       786,519,114
     MSF MetLife Asset Allocation 80 Sub-Account................    417,674,600    5,909,872,568      309,678,085       608,169,393
     MSF MetLife Mid Cap Stock Index Sub-Account................      7,146,688      105,296,144       20,161,196        13,603,764
     MSF MetLife Stock Index Sub-Account........................     12,930,300      415,907,673       75,229,942       103,398,431
     MSF MFS Total Return Sub-Account...........................        253,745       36,901,507        4,688,949         6,945,006
     MSF MFS Value Sub-Account..................................     16,687,326      248,580,734       78,309,212        38,864,054
     MSF MSCI EAFE Index Sub-Account............................      8,403,413      100,466,896       21,980,550        17,998,800
     MSF Neuberger Berman Genesis Sub-Account...................      7,403,566      106,719,568        6,552,183        25,349,227
     MSF Russell 2000 Index Sub-Account.........................      7,366,854      110,885,945       28,464,068        28,108,785
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,418,721      221,668,115      102,485,751        22,088,341
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,452        9,888,921        4,797,316         2,163,411
     MSF Van Eck Global Natural Resources Sub-Account...........      9,916,815      129,097,399       26,080,154         8,835,440
     MSF Western Asset Management Strategic Bond
       Opportunities Sub-Account................................         15,679          202,336          192,611             2,901
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,655,758      272,194,206       23,994,098        27,146,620
     MSF WMC Core Equity Opportunities Sub-Account..............     18,746,732      530,760,360      207,247,955        96,052,317
     Neuberger Berman Genesis Sub-Account.......................            134            5,390              680             1,866
     Oppenheimer VA Core Bond Sub-Account.......................            971            9,795              328               943
     Oppenheimer VA Main Street Small Cap Sub-Account...........      5,189,900       91,354,051       19,896,137        11,672,920
     Oppenheimer VA Main Street Sub-Account.....................          3,576           80,459           21,692             9,674
     Oppenheimer VA Money Sub-Account...........................          3,600            3,600                1               203
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         36,301          308,268          330,596            32,559
     PIMCO VIT Emerging Markets Bond Sub-Account................         34,772          434,957          442,008            21,500
     PIMCO VIT Unconstrained Bond Sub-Account...................         28,416          295,373          304,485            13,549
     Pioneer VCT Mid Cap Value Sub-Account......................      3,421,946       62,349,215        9,778,379         7,760,645
     Pioneer VCT Real Estate Shares Sub-Account.................         12,326          197,573           55,051            43,337
     T. Rowe Price Growth Stock Sub-Account.....................        131,550        4,757,107        1,086,203         1,841,171
     T. Rowe Price International Stock Sub-Account..............         27,340          389,753           77,733           278,418
     T. Rowe Price Prime Reserve Sub-Account....................        497,039          497,039          426,631           443,807
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          8,211          214,678           46,822            58,958
     UIF Global Infrastructure Sub-Account......................         49,040          398,502          413,926            21,414
     Van Eck VIP Long/Short Equity Index Sub-Account............         10,780          267,079          274,098            23,141

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014             2015            2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
Units issued and transferred
   from other funding options....         111,356          162,051          957,597       1,138,757          545,519         958,883
Units redeemed and transferred to
   other funding options.........       (573,381)        (578,312)      (1,131,437)     (1,166,873)      (1,258,668)     (1,098,505)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,297,014       3,375,743        3,527,704        3,937,244
Units issued and transferred
   from other funding options....          395,266         375,100           54,060          132,323
Units redeemed and transferred to
   other funding options.........        (568,586)       (453,829)        (506,207)        (541,863)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,123,694       3,297,014        3,075,557        3,527,704
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........       2,378,568        2,581,885
Units issued and transferred
   from other funding options....         137,901          209,589
Units redeemed and transferred to
   other funding options.........       (336,676)        (412,906)
                                   --------------  ---------------
Units end of year................       2,179,793        2,378,568
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015             2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........              402               --         1,732,959        1,888,612
Units issued and transferred
   from other funding options....           92,990              402            95,371          102,848
Units redeemed and transferred to
   other funding options.........         (16,023)               --         (264,570)        (258,501)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           77,369              402         1,563,760        1,732,959
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015              2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,534            2,545            5,676            5,836
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (31)             (11)            (185)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,503            2,534            5,491            5,676
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,426,360        5,885,530       20,382,633       17,717,451
Units issued and transferred
   from other funding options....          153,576          170,327        3,996,402        5,468,074
Units redeemed and transferred to
   other funding options.........        (659,083)        (629,497)      (2,725,988)      (2,802,892)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,920,853        5,426,360       21,653,047       20,382,633
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          303,711          341,560      268,426,412      158,954,030
Units issued and transferred
   from other funding options....              911            3,835       83,556,244      117,006,306
Units redeemed and transferred to
   other funding options.........         (24,435)         (41,684)     (11,580,065)      (7,533,924)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          280,187          303,711      340,402,591      268,426,412
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET                 FIDELITY VIP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------  ------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      319,425,019      333,151,686       5,894,288       8,307,410       7,538,876        8,194,380
Units issued and transferred
   from other funding options....          457,348          415,030     107,299,143     142,794,372         221,157          316,464
Units redeemed and transferred to
   other funding options.........     (20,236,300)     (14,141,697)   (107,428,684)   (145,207,494)       (917,475)        (971,968)
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year................      299,646,067      319,425,019       5,764,747       5,894,288       6,842,558        7,538,876
                                   ===============  ===============  ==============  ==============  ==============  ===============



                                        FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2015             2014
                                   ---------------  ---------------

Units beginning of year..........        2,778,454        3,091,556
Units issued and transferred
   from other funding options....           11,728           17,659
Units redeemed and transferred to
   other funding options.........        (325,622)        (330,761)
                                   ---------------  ---------------
Units end of year................        2,464,560        2,778,454
                                   ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,445,624        7,792,671          411,275         447,143
Units issued and transferred
   from other funding options....          425,914          669,936           16,903          21,166
Units redeemed and transferred to
   other funding options.........        (973,361)      (1,016,983)         (52,156)        (57,034)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,898,177        7,445,624          376,022         411,275
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,717,186        4,919,666        5,080,687        5,477,366
Units issued and transferred
   from other funding options....         429,783          486,023          225,032          353,975
Units redeemed and transferred to
   other funding options.........       (731,785)        (688,503)        (769,269)        (750,654)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,415,184        4,717,186        4,536,450        5,080,687
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,145,054        9,184,423        2,354,783        2,457,017
Units issued and transferred
   from other funding options....         842,504        1,139,686          310,306          274,424
Units redeemed and transferred to
   other funding options.........     (1,204,116)      (1,179,055)        (382,147)        (376,658)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,783,442        9,145,054        2,282,942        2,354,783
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2015             2014              2015              2014
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,667,617       12,950,902             1,911           22,147
Units issued and transferred
   from other funding options....         1,072,638        1,551,847               277            2,240
Units redeemed and transferred to
   other funding options.........       (1,795,110)      (1,835,132)             (363)         (22,476)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,945,145       12,667,617             1,825            1,911
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           34,703            39,835       30,622,887        31,328,255
Units issued and transferred
   from other funding options....              222                17        2,239,714         3,381,596
Units redeemed and transferred to
   other funding options.........          (7,336)           (5,149)      (3,896,320)       (4,086,964)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           27,589            34,703       28,966,281        30,622,887
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2015              2014              2015             2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              665        13,799,854        8,820,511         8,901,354
Units issued and transferred
   from other funding options....            4,318           379,286          732,708           898,858
Units redeemed and transferred to
   other funding options.........          (4,329)      (14,178,475)      (1,018,727)         (979,701)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              654               665        8,534,492         8,820,511
                                   ===============  ================  ===============  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                    IVY FUNDS VIP ASSET STRATEGY      VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015          2014 (a)          2015             2014            2015             2014
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........            2,575              --      11,333,726       11,979,001        8,268,721       8,604,407
Units issued and transferred
   from other funding options....           18,664           2,575       1,598,334        1,920,641          641,450         851,450
Units redeemed and transferred to
   other funding options.........            (339)              --     (1,840,073)      (2,565,916)      (1,163,243)     (1,187,136)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           20,900           2,575      11,091,987       11,333,726        7,746,928       8,268,721
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        9,796,222       10,244,154         200,379          242,954
Units issued and transferred
   from other funding options....          936,597        1,214,502           6,846           14,647
Units redeemed and transferred to
   other funding options.........      (1,340,971)      (1,662,434)        (51,225)         (57,222)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,391,848        9,796,222         156,000          200,379
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   ---------------  --------------

Units beginning of year..........          369,225         319,601
Units issued and transferred
   from other funding options....           61,713         102,351
Units redeemed and transferred to
   other funding options.........         (97,661)        (52,727)
                                   ---------------  --------------
Units end of year................          333,277         369,225
                                   ===============  ==============

                                         LMPVET CLEARBRIDGE                  LMPVET PERMAL                LMPVET QS LEGG MASON
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015           2014 (a)          2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,105,606        4,102,827          64,025               --       1,866,299        2,011,433
Units issued and transferred
   from other funding options....         409,903          797,486       1,126,041           64,025         197,334          227,347
Units redeemed and transferred to
   other funding options.........       (697,748)        (794,707)       (111,209)               --       (332,332)        (372,481)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,817,761        4,105,606       1,078,857           64,025       1,731,301        1,866,299
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        LMPVET QS LEGG MASON             LMPVET QS LEGG MASON         LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH          GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015            2014             2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,529,329        4,790,185          98,417          121,395       4,320,147        4,386,878
Units issued and transferred
   from other funding options....         198,570          247,187             697            5,821         404,813          599,910
Units redeemed and transferred to
   other funding options.........       (493,758)        (508,043)        (31,495)         (28,799)       (721,375)        (666,641)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,234,141        4,529,329          67,619           98,417       4,003,585        4,320,147
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,191            3,517            3,178            3,294
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)          (2,326)               --            (116)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,112            1,191            3,178            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,115            8,132      275,344,937     286,256,086
Units issued and transferred
   from other funding options....               --               --       20,797,979      14,726,914
Units redeemed and transferred to
   other funding options.........             (24)          (5,017)     (32,463,925)    (25,638,063)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            3,091            3,115      263,678,991     275,344,937
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015           2014 (b)           2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      18,219,524               --      264,143,945      276,830,535
Units issued and transferred
   from other funding options....      46,238,996       19,099,470       12,343,569       16,871,646
Units redeemed and transferred to
   other funding options.........     (4,657,523)        (879,946)     (30,223,961)     (29,558,236)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      59,800,997       18,219,524      246,263,553      264,143,945
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      142,940,560     147,794,512       71,860,704       59,593,818
Units issued and transferred
   from other funding options....       10,181,343      15,093,995       19,365,787       25,206,532
Units redeemed and transferred to
   other funding options.........     (15,652,280)    (19,947,947)     (13,495,892)     (12,939,646)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      137,469,623     142,940,560       77,730,599       71,860,704
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     137,310,606      147,773,215      265,908,083     295,108,196
Units issued and transferred
   from other funding options....       5,116,512        5,811,912       17,722,524      14,864,956
Units redeemed and transferred to
   other funding options.........    (16,264,533)     (16,274,521)     (42,121,857)    (44,065,069)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     126,162,585      137,310,606      241,508,750     265,908,083
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      463,962,556      487,574,727       9,596,910       10,783,682
Units issued and transferred
   from other funding options....       30,759,555       21,197,067       2,244,487        3,291,085
Units redeemed and transferred to
   other funding options.........     (49,509,088)     (44,809,238)     (2,809,723)      (4,477,857)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      445,213,023      463,962,556       9,031,674        9,596,910
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2015            2014              2015             2014
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       17,245,897       11,099,591        38,472,258      36,299,683
Units issued and transferred
   from other funding options....        2,066,679        9,572,619         7,454,895      15,149,360
Units redeemed and transferred to
   other funding options.........      (3,835,574)      (3,426,313)      (10,229,320)    (12,976,785)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       15,477,002       17,245,897        35,697,833      38,472,258
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,477,599        7,939,384       26,551,192      25,769,452
Units issued and transferred
   from other funding options....          909,368        1,518,268        3,949,293       5,859,747
Units redeemed and transferred to
   other funding options.........      (1,873,196)      (1,980,053)      (5,161,480)     (5,078,007)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,513,771        7,477,599       25,339,005      26,551,192
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      758,894,714      800,860,953       43,175,673      26,889,264
Units issued and transferred
   from other funding options....      110,674,691      107,191,182        3,588,670      23,440,874
Units redeemed and transferred to
   other funding options.........    (120,155,059)    (149,157,421)      (6,812,885)     (7,154,465)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      749,414,346      758,894,714       39,951,458      43,175,673
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332       29,439,490
Units issued and transferred
   from other funding options....       1,471,034        3,350,673       2,126,130        1,937,345       5,583,982        8,988,746
Units redeemed and transferred to
   other funding options.........     (1,090,525)      (1,042,705)     (2,412,545)      (3,116,204)     (6,586,714)      (6,023,904)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     747,266,184      649,853,969       1,417,944        1,455,583      10,444,732       10,842,823
Units issued and transferred
   from other funding options....     183,798,458      170,099,962          82,373          187,504       1,293,487        1,881,971
Units redeemed and transferred to
   other funding options.........   (102,144,907)     (72,687,747)       (212,764)        (225,143)     (2,208,091)      (2,280,062)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                                                      MIST MET/
                                          MIST LORD ABBETT             ARTISAN           MIST MET/EATON VANCE
                                           BOND DEBENTURE           INTERNATIONAL            FLOATING RATE
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------------  --------------  --------------------------------
                                        2015            2014          2015 (c)           2015             2014
                                   --------------  --------------  --------------  ---------------  ---------------

Units beginning of year..........       8,190,115       9,341,018              --        6,743,439        7,519,969
Units issued and transferred
   from other funding options....       1,200,893       1,778,947          13,794        1,401,318        1,914,132
Units redeemed and transferred to
   other funding options.........     (2,154,111)     (2,929,850)         (1,000)      (2,159,428)      (2,690,662)
                                   --------------  --------------  --------------  ---------------  ---------------
Units end of year................       7,236,897       8,190,115          12,794        5,985,329        6,743,439
                                   ==============  ==============  ==============  ===============  ===============



                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014              2015            2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       17,421,682       14,050,793        3,537,497        3,905,329
Units issued and transferred
   from other funding options....        5,572,005        9,769,054          523,212          444,582
Units redeemed and transferred to
   other funding options.........      (6,746,729)      (6,398,165)        (699,593)        (812,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,246,958       17,421,682        3,361,116        3,537,497
                                   ===============  ===============  ===============  ===============



                                            MIST METLIFE
                                        ASSET ALLOCATION 100
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2015             2014
                                   ---------------  ---------------

Units beginning of year..........       39,915,870       42,451,280
Units issued and transferred
   from other funding options....        1,828,840        3,131,273
Units redeemed and transferred to
   other funding options.........      (4,601,483)      (5,666,683)
                                   ---------------  ---------------
Units end of year................       37,143,227       39,915,870
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                       MIST METLIFE MULTI-INDEX
                                     MIST METLIFE BALANCED PLUS              TARGETED RISK           MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015             2014            2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........     569,859,186      547,096,627     281,516,918     153,950,143       12,299,087      13,992,716
Units issued and transferred
   from other funding options....      52,530,370       67,969,703     195,537,842     155,759,625          696,285       1,447,253
Units redeemed and transferred to
   other funding options.........    (70,175,265)     (45,207,144)    (41,992,748)    (28,192,850)      (2,269,561)     (3,140,882)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................     552,214,291      569,859,186     435,062,012     281,516,918       10,725,811      12,299,087
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                              MIST MFS                         MIST MFS                    MIST MORGAN STANLEY
                                       EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL               MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014             2015            2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       42,182,331      41,623,177       18,585,662      19,616,483       12,928,550      13,099,903
Units issued and transferred
   from other funding options....        7,953,715      10,380,546        2,420,616       1,973,110        1,292,590       1,969,239
Units redeemed and transferred to
   other funding options.........      (7,511,429)     (9,821,392)      (2,849,938)     (3,003,931)      (1,572,882)     (2,140,592)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       42,624,617      42,182,331       18,156,340      18,585,662       12,648,258      12,928,550
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (b)          2015             2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       2,866,078        3,127,720        9,788,108              --       50,751,209      57,648,505
Units issued and transferred
   from other funding options....         127,425          158,724       15,578,995      11,245,493        5,226,296       6,093,264
Units redeemed and transferred to
   other funding options.........       (473,405)        (420,366)      (3,594,824)     (1,457,385)      (9,879,172)    (12,990,560)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,520,098        2,866,078       21,772,279       9,788,108       46,098,333      50,751,209
                                   ==============  ===============  ===============  ==============  ===============  ==============



                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      103,504,587     118,419,838       12,549,377       12,432,551
Units issued and transferred
   from other funding options....       11,840,703      16,795,318        1,609,985        2,058,176
Units redeemed and transferred to
   other funding options.........     (23,572,602)    (31,710,569)      (1,714,454)      (1,941,350)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       91,772,688     103,504,587       12,444,908       12,549,377
                                   ===============  ==============  ===============  ===============



                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........      54,471,343       41,450,021
Units issued and transferred
   from other funding options....      18,163,596       21,542,858
Units redeemed and transferred to
   other funding options.........     (9,372,481)      (8,521,536)
                                   --------------  ---------------
Units end of year................      63,262,458       54,471,343
                                   ==============  ===============

                                              MIST PYRAMIS
                                            GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2015            2014             2015            2014
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      62,286,953       69,488,361      14,204,266       7,294,047
Units issued and transferred
   from other funding options......      17,467,934        9,869,116      21,363,188       8,511,959
Units redeemed and transferred to
   other funding options...........    (19,605,618)     (17,070,524)     (4,149,474)     (1,601,740)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      60,149,269       62,286,953      31,417,980      14,204,266
                                     ==============  ===============  ==============  ==============


                                             MIST SCHRODERS                     MIST SSGA
                                           GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     400,460,215      375,261,358     101,616,119     110,435,377      34,092,389      35,919,224
Units issued and transferred
   from other funding options......     125,494,383       78,123,472       4,020,856       4,643,095       3,610,428       3,767,077
Units redeemed and transferred to
   other funding options...........    (58,703,583)     (52,924,615)    (11,861,984)    (13,462,353)     (4,711,154)     (5,593,912)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     467,251,015      400,460,215      93,774,991     101,616,119      32,991,663      34,092,389
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MIST T. ROWE PRICE
                                             LARGE CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2015            2014
                                     ---------------  --------------

Units beginning of year............       13,521,347      11,320,980
Units issued and transferred
   from other funding options......        1,142,766       4,566,334
Units redeemed and transferred to
   other funding options...........      (2,513,958)     (2,365,967)
                                     ---------------  --------------
Units end of year..................       12,150,155      13,521,347
                                     ===============  ==============

                                                                       MIST TCW
                                         MIST T. ROWE PRICE              CORE                  MIST WMC
                                           MID CAP GROWTH            FIXED INCOME         LARGE CAP RESEARCH
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  -------------------------------
                                        2015            2014           2015 (d)          2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      32,310,271       37,965,912              --        1,151,671       1,260,254
Units issued and transferred
   from other funding options....       3,078,951        3,650,675           7,607           57,769         135,560
Units redeemed and transferred to
   other funding options.........     (7,602,510)      (9,306,316)           (186)        (195,928)       (244,143)
                                   --------------  ---------------  --------------  ---------------  --------------
Units end of year................      27,786,712       32,310,271           7,421        1,013,512       1,151,671
                                   ==============  ===============  ==============  ===============  ==============



                                         MSF BAILLIE GIFFORD                 MSF BARCLAYS                     MSF BLACKROCK
                                         INTERNATIONAL STOCK             AGGREGATE BOND INDEX                  BOND INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       27,573,117      29,549,817       16,099,701      13,536,937        1,105,752       1,054,348
Units issued and transferred
   from other funding options....        2,341,820       2,706,528        6,472,916       6,144,916          302,840         243,287
Units redeemed and transferred to
   other funding options.........      (5,068,642)     (4,683,228)      (4,540,059)     (3,582,152)        (212,298)       (191,883)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       24,846,295      27,573,117       18,032,558      16,099,701        1,196,294       1,105,752
                                   ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                            MSF BLACKROCK                    MSF BLACKROCK                    MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                   MONEY MARKET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........          639,908         721,215          229,967         225,190       39,068,482      44,329,198
Units issued and transferred
   from other funding options....           70,075          99,371           67,694          49,481       27,939,873      34,263,648
Units redeemed and transferred to
   other funding options.........        (130,801)       (180,678)         (52,048)        (44,704)     (27,967,693)    (39,524,364)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          579,182         639,908          245,613         229,967       39,040,662      39,068,482
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015             2014            2015            2014             2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,248,372        4,767,721      27,528,387       32,574,197         261,060         283,327
Units issued and transferred
   from other funding options....         926,646          469,614       2,170,102        2,242,773          23,649          28,393
Units redeemed and transferred to
   other funding options.........     (1,365,620)        (988,963)     (5,710,052)      (7,288,583)        (33,758)        (50,660)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,809,398        4,248,372      23,988,437       27,528,387         250,951         261,060
                                   ==============  ===============  ==============  ===============  ==============  ==============

                                          MSF LOOMIS SAYLES                  MSF MET/ARTISAN
                                          SMALL CAP GROWTH                    MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           16,302           12,506       11,205,267       13,125,790
Units issued and transferred
   from other funding options....            2,801            5,011          798,484          999,169
Units redeemed and transferred to
   other funding options.........            (900)          (1,215)      (1,951,153)      (2,919,692)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           18,203           16,302       10,052,598       11,205,267
                                   ===============  ===============  ===============  ===============


                                         MSF MET/DIMENSIONAL                   MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,070,324       3,208,551        2,973,577          557,035
Units issued and transferred
   from other funding options....          831,227         923,235        3,666,154        4,014,103
Units redeemed and transferred to
   other funding options.........        (702,698)     (1,061,462)      (1,856,857)      (1,597,561)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,198,853       3,070,324        4,782,874        2,973,577
                                   ===============  ==============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      341,017,115          550,896      489,838,225        3,073,122
Units issued and transferred
   from other funding options....        6,819,800      384,962,898       15,596,548      533,719,873
Units redeemed and transferred to
   other funding options.........     (49,878,037)     (44,496,679)     (59,327,387)     (46,954,770)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      297,958,878      341,017,115      446,107,386      489,838,225
                                   ===============  ===============  ===============  ===============

                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      420,572,925       3,927,901        5,178,461       5,501,359      28,264,874       28,624,388
Units issued and transferred
   from other funding options....       11,840,482     453,377,945          988,386       1,229,805       4,504,075        6,253,090
Units redeemed and transferred to
   other funding options.........     (44,089,755)    (36,732,921)      (1,055,378)     (1,552,703)     (7,119,164)      (6,612,604)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................      388,323,652     420,572,925        5,111,469       5,178,461      25,649,785       28,264,874
                                   ===============  ==============  ===============  ==============  ==============  ===============



                                        MSF MFS TOTAL RETURN                MSF MFS VALUE                 MSF MSCI EAFE INDEX
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015            2014             2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........         756,067          814,124      10,916,908      12,139,878        8,697,532       8,809,646
Units issued and transferred
   from other funding options....          82,475           82,183       2,504,720       1,347,935        2,367,341       1,960,333
Units redeemed and transferred to
   other funding options.........       (127,767)        (140,240)     (2,555,438)     (2,570,905)      (2,294,322)     (2,072,447)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................         710,775          756,067      10,866,190      10,916,908        8,770,551       8,697,532
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                    MSF NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,109,782        8,020,175       5,807,014        5,835,501
Units issued and transferred
   from other funding options....          596,532          707,452       1,423,551        1,445,125
Units redeemed and transferred to
   other funding options.........      (1,367,197)      (1,617,845)     (1,713,759)      (1,473,612)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,339,117        7,109,782       5,516,806        5,807,014
                                   ===============  ===============  ==============  ===============


                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       15,015,374       14,688,080         321,073          356,919
Units issued and transferred
   from other funding options....       10,061,304        5,921,810         125,375           53,389
Units redeemed and transferred to
   other funding options.........      (5,222,820)      (5,594,516)        (73,014)         (89,235)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,853,858       15,015,374         373,434          321,073
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK             MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (a)
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        6,586,665       6,278,667             398               --
Units issued and transferred
   from other funding options....        3,338,775       1,787,920           6,964              398
Units redeemed and transferred to
   other funding options.........      (1,588,938)     (1,479,922)           (817)               --
                                   ---------------  --------------  --------------  ---------------
Units end of year................        8,336,502       6,586,665           6,545              398
                                   ===============  ==============  ==============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                    MSF WESTERN ASSET MANAGEMENT             MSF WMC CORE
                                           U.S. GOVERNMENT               EQUITY OPPORTUNITIES         NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2015            2014             2015            2014            2015            2014
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,346,536       16,417,493      30,718,018      36,209,587             393             474
Units issued and transferred
   from other funding options....       2,489,463        2,668,864       1,037,897       2,050,455              75              --
Units redeemed and transferred to
   other funding options.........     (2,766,439)      (3,739,821)     (5,399,278)     (7,542,024)           (151)            (81)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................      15,069,560       15,346,536      26,356,637      30,718,018             317             393
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                                                            OPPENHEIMER VA
                                      OPPENHEIMER VA CORE BOND           MAIN STREET SMALL CAP         OPPENHEIMER VA MAIN STREET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........            1,362           1,493        4,346,502       4,655,290           13,372          14,316
Units issued and transferred
   from other funding options....               --              --          290,602         411,658              575              --
Units redeemed and transferred to
   other funding options.........            (136)           (131)        (583,221)       (720,446)          (1,011)           (944)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................            1,226           1,362        4,053,883       4,346,502           12,936          13,372
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                                 PIMCO VIT
                                                                           COMMODITY REALRETURN
                                         OPPENHEIMER VA MONEY                    STRATEGY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........              696              723            1,515               --
Units issued and transferred
   from other funding options....               --               --           42,876            1,515
Units redeemed and transferred to
   other funding options.........             (28)             (27)          (5,058)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              668              696           39,333            1,515
                                   ===============  ===============  ===============  ===============



                                              PIMCO VIT
                                        EMERGING MARKETS BOND         PIMCO VIT UNCONSTRAINED BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015           2014 (a)           2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            1,592               --              478               --
Units issued and transferred
   from other funding options....           46,798            1,592           30,612              478
Units redeemed and transferred to
   other funding options.........          (4,108)               --          (1,845)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           44,282            1,592           29,245              478
                                   ===============  ===============  ===============  ===============




                                      PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014              2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,581,277        1,719,853            8,772           11,399
Units issued and transferred
   from other funding options....          123,362          151,338              881              225
Units redeemed and transferred to
   other funding options.........        (243,273)        (289,914)          (1,423)          (2,852)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,461,366        1,581,277            8,230            8,772
                                   ===============  ===============  ===============  ===============


                                      T. ROWE PRICE GROWTH STOCK     T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           52,254           62,571            39,998           41,360
Units issued and transferred
   from other funding options....            5,247            6,322             8,179            2,072
Units redeemed and transferred to
   other funding options.........         (12,809)         (16,639)          (20,907)          (3,434)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           44,692           52,254            27,270           39,998
                                   ===============  ===============   ===============  ===============


                                                                              TAP 1919 VARIABLE
                                      T. ROWE PRICE PRIME RESERVE       SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014              2015            2014
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........            29,487           31,743            6,406            7,932
Units issued and transferred
   from other funding options....            26,424           28,287              657              427
Units redeemed and transferred to
   other funding options.........          (27,157)         (30,543)          (1,429)          (1,953)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................            28,754           29,487            5,634            6,406
                                   ================  ===============  ===============  ===============


                                                                           VAN ECK VIP LONG/SHORT
                                       UIF GLOBAL INFRASTRUCTURE                EQUITY INDEX
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015            2014 (a)
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........              664                --            1,662               --
Units issued and transferred
   from other funding options....           33,687               664           27,896            1,662
Units redeemed and transferred to
   other funding options.........          (1,980)                --          (2,561)               --
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................           32,371               664           26,997            1,662
                                   ===============  ================  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2015:

                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2015     3,508,832    13.61 - 13.92      48,208,209
     Sub-Account                      2014     3,970,857    14.28 - 14.58      57,195,868
                                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007

  American Funds Bond                 2015     8,159,989    16.20 - 19.35     146,511,985
     Sub-Account                      2014     8,333,829    16.47 - 19.48     151,245,946
                                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267

  American Funds Global               2015     7,480,782    34.27 - 44.51     300,649,358
     Growth Sub-Account               2014     8,193,931    32.79 - 42.00     312,209,187
                                      2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185

  American Funds Global Small         2015     3,123,694    12.77 - 39.82     113,155,266
     Capitalization Sub-Account       2014     3,297,014    13.05 - 40.07     122,112,070
                                      2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888

  American Funds Growth               2015     3,075,557  186.96 - 293.21     754,095,254
     Sub-Account                      2014     3,527,704  179.03 - 276.84     821,201,132
                                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630

  American Funds                      2015     2,179,793  126.48 - 198.34     358,450,579
     Growth-Income Sub-Account        2014     2,378,568  127.56 - 197.24     390,905,716
                                      2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909

  BlackRock Global Allocation V.I.    2015        77,369    19.63 - 21.37       1,566,871
     Sub-Account                      2014           402            21.30           8,557
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015     1,563,760      7.92 - 7.99      12,496,599
     Sub-Account                      2014     1,732,959      8.50 - 8.57      14,851,303
                                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            --------------  ----------------  -----------------
  Alger Small Cap Growth              2015         --         1.25 - 1.40       (4.66) - (4.52)
     Sub-Account                      2014         --         1.25 - 1.40       (0.96) - (0.81)
                                      2013         --         1.25 - 1.40         32.40 - 32.59
                                      2012         --         1.25 - 1.40         10.93 - 11.09
                                      2011         --         1.25 - 1.40       (4.52) - (4.38)

  American Funds Bond                 2015       1.68         0.95 - 1.90       (1.61) - (0.67)
     Sub-Account                      2014       1.94         0.95 - 1.90           3.30 - 4.28
                                      2013       1.84         0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64         0.95 - 1.90           3.38 - 4.37
                                      2011       3.37         0.95 - 1.90           4.11 - 5.11

  American Funds Global               2015       0.99         0.90 - 2.30           4.51 - 5.98
     Growth Sub-Account               2014       1.16         0.90 - 2.30         (0.01) - 1.40
                                      2013       1.26         0.90 - 2.30         26.24 - 28.02
                                      2012       0.94         0.90 - 2.30          7.06 - 21.40
                                      2011       1.37         0.95 - 2.30      (10.95) - (9.75)

  American Funds Global Small         2015         --         0.89 - 1.90       (6.47) - (0.62)
     Capitalization Sub-Account       2014       0.12         0.89 - 1.90           0.20 - 1.67
                                      2013       0.87         0.89 - 1.90         25.87 - 27.14
                                      2012       1.35         0.89 - 1.90          2.91 - 17.13
                                      2011       1.34         0.89 - 1.90     (20.66) - (19.86)

  American Funds Growth               2015       0.58         0.89 - 2.30           4.43 - 5.91
     Sub-Account                      2014       0.77         0.89 - 2.30           6.04 - 7.55
                                      2013       0.93         0.89 - 2.30         27.15 - 28.95
                                      2012       0.81         0.89 - 2.30          1.85 - 16.84
                                      2011       0.63         0.89 - 2.30       (6.45) - (5.12)

  American Funds                      2015       1.28         0.89 - 2.30         (0.85) - 0.56
     Growth-Income Sub-Account        2014       1.27         0.89 - 2.30           8.12 - 9.65
                                      2013       1.35         0.89 - 2.30         30.47 - 32.32
                                      2012       1.64         0.89 - 2.30         14.80 - 16.44
                                      2011       1.60         0.89 - 2.30       (4.06) - (2.70)

  BlackRock Global Allocation V.I.    2015       2.16         0.90 - 1.60       (5.15) - (0.44)
     Sub-Account                      2014       2.13                1.10                (0.45)
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015       4.14         1.35 - 1.40       (6.80) - (6.75)
     Sub-Account                      2014       1.76         1.35 - 1.40     (12.99) - (12.95)
                                      2013       5.30         1.35 - 1.40         18.56 - 18.62
                                      2012       2.19         1.35 - 1.40         18.96 - 19.02
                                      2011       1.83         1.35 - 1.40     (17.83) - (17.79)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2015         2,503            10.00         25,030       5.62               1.40               (3.93)
     Sub-Account               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09
                               2011         3,549             8.62         30,572       8.62               1.40                 3.71

  Federated Kaufman            2015         5,491             8.73         47,958         --               1.40                 4.90
     Sub-Account               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65
                               2011        12,138             4.82         58,454       1.12               1.40              (14.47)

  Fidelity VIP Asset Manager   2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
     Sub-Account               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                               2011     7,353,740    11.75 - 12.28     87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)

  Fidelity VIP Contrafund      2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
     Sub-Account               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                               2011    15,588,853    10.76 - 43.00    388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)

  Fidelity VIP Equity-Income   2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
     Sub-Account               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67
                               2011       460,289            11.93      5,489,918       2.37               1.40               (0.43)

  Fidelity VIP FundsManager    2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     50% Sub-Account           2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     (Commenced 7/23/2012)     2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
     60% Sub-Account           2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                               2011   272,464,191      9.48 - 9.54  2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)

  Fidelity VIP Government      2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
     Money Market Sub-Account  2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)
                               2011     8,001,050     7.23 - 11.14     73,068,632       0.09        0.89 - 2.05      (1.94) - (0.77)

  Fidelity VIP Growth          2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
     Sub-Account               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                               2011     9,918,387    13.22 - 13.72    131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Index 500        2015     2,464,560    25.24 - 26.83      62,224,177
     Sub-Account                2014     2,778,454    25.25 - 26.71      70,165,982
                                2013     3,091,556    22.53 - 23.73      69,677,247
                                2012     3,530,426    17.27 - 18.10      60,984,620
                                2011     3,976,112    15.10 - 15.76      60,061,917

  Fidelity VIP Mid Cap          2015     6,898,177    53.12 - 62.44     401,284,587
     Sub-Account                2014     7,445,624    55.03 - 64.08     446,277,693
                                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501

  Fidelity VIP Overseas         2015       376,022    11.55 - 13.19       4,615,792
     Sub-Account                2014       411,275    11.28 - 12.89       4,942,746
                                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192

  FTVIPT Franklin Income VIP    2015     4,415,184    45.17 - 64.11     253,302,116
     Sub-Account                2014     4,717,186    49.71 - 69.63     294,909,928
                                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149

  FTVIPT Franklin Mutual        2015     4,536,450    25.60 - 30.71     128,211,487
     Shares VIP Sub-Account     2014     5,080,687    27.45 - 32.61     153,109,223
                                2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870

  FTVIPT Franklin Small Cap     2015     8,783,442     1.31 - 13.07     110,998,636
     Value VIP Sub-Account      2014     9,145,054     1.42 - 14.25     126,502,556
                                2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697

  FTVIPT Templeton Foreign VIP  2015     2,282,942    13.03 - 30.69      66,002,305
     Sub-Account                2014     2,354,783    14.19 - 33.39      73,607,780
                                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193

  FTVIPT Templeton Global       2015    11,945,145    17.38 - 19.91     222,633,715
     Bond VIP Sub-Account       2014    12,667,617    18.48 - 21.01     250,150,012
                                2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041

  Invesco V.I. American         2015         1,825             8.19          14,936
     Franchise Sub-Account      2014         1,911             7.90          15,107
                                2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Index 500        2015      1.93         0.89 - 1.35         (0.02) - 0.44
     Sub-Account                2014      1.59         0.89 - 1.35         12.05 - 12.56
                                2013      1.84         0.89 - 1.35         30.47 - 31.07
                                2012      2.03         0.89 - 1.35         14.35 - 14.88
                                2011      1.87         0.89 - 1.35           0.67 - 1.14

  Fidelity VIP Mid Cap          2015      0.25         0.95 - 1.90       (3.48) - (2.56)
     Sub-Account                2014      0.02         0.95 - 1.90           4.04 - 5.03
                                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)

  Fidelity VIP Overseas         2015      1.31         1.15 - 1.40           2.18 - 2.44
     Sub-Account                2014      1.29         1.15 - 1.40       (9.36) - (9.13)
                                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)

  FTVIPT Franklin Income VIP    2015      4.62         0.95 - 2.25       (9.12) - (7.93)
     Sub-Account                2014      4.98         0.95 - 2.25           2.29 - 3.63
                                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42

  FTVIPT Franklin Mutual        2015      3.00         0.95 - 1.90       (6.73) - (5.84)
     Shares VIP Sub-Account     2014      2.00         0.95 - 1.90           5.11 - 6.11
                                2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)

  FTVIPT Franklin Small Cap     2015      0.63         0.95 - 1.75       (8.99) - (8.26)
     Value VIP Sub-Account      2014      0.61         0.95 - 1.75       (1.17) - (0.38)
                                2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)

  FTVIPT Templeton Foreign VIP  2015      3.23         1.55 - 2.30       (8.62) - (7.93)
     Sub-Account                2014      1.86         1.55 - 2.30     (13.15) - (12.50)
                                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)

  FTVIPT Templeton Global       2015      7.91         0.95 - 1.75       (5.97) - (5.21)
     Bond VIP Sub-Account       2014      5.11         0.95 - 1.75           0.07 - 0.87
                                2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)

  Invesco V.I. American         2015        --                1.40                  3.55
     Franchise Sub-Account      2014        --                1.40                  6.93
                                2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2015        27,589             6.21         171,366
     Sub-Account               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009
                               2011        63,191             4.38         276,761

  Invesco V.I. Equity and      2015    28,966,281     6.30 - 22.55     619,311,840
     Income Sub-Account        2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594
                               2011    27,370,136     4.44 - 15.75     414,357,262

  Invesco V.I. Growth and      2015           654             9.95           6,509
     Income Sub-Account        2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013
                               2011    11,777,382     6.40 - 24.26     206,338,231

  Invesco V.I. International   2015     8,534,492     8.74 - 32.97     256,390,780
     Growth Sub-Account        2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700
                               2011     6,481,068     6.86 - 25.68     154,099,050

  Ivy Funds VIP Asset          2015        20,900    14.31 - 15.87         317,700
     Strategy Sub-Account      2014         2,575    16.67 - 17.51          45,023
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015    11,091,987    16.99 - 30.16     300,878,534
     Aggressive Growth         2014    11,333,726    17.67 - 30.99     316,448,933
     Sub-Account               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862
                               2011    11,855,614     8.94 - 15.09     160,839,221

  LMPVET ClearBridge Variable  2015     7,746,928    41.76 - 57.24     400,323,007
     Appreciation Sub-Account  2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379
                               2011     7,021,537    26.94 - 34.98     224,680,370

  LMPVET ClearBridge Variable  2015     9,391,848    12.92 - 21.38     186,422,315
     Dividend Strategy         2014     9,796,222    13.81 - 22.59     205,573,482
     Sub-Account               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130
                               2011     8,013,455     9.06 - 14.28     103,322,855

  LMPVET ClearBridge Variable  2015       156,000    22.70 - 26.15       3,887,858
     Large Cap Growth          2014       200,379    21.16 - 24.18       4,631,601
     Sub-Account               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254
                               2011       363,040    11.99 - 13.38       4,673,796



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2015       1.05               1.40               (7.08)
     Sub-Account               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29
                               2011       0.92               1.40               (1.44)

  Invesco V.I. Equity and      2015       2.30        0.95 - 1.90      (4.42) - (3.51)
     Income Sub-Account        2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32
                               2011       1.69        0.95 - 1.90      (8.77) - (2.23)

  Invesco V.I. Growth and      2015       2.94               1.40               (4.41)
     Income Sub-Account        2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26
                               2011       1.13        0.95 - 1.90      (4.10) - (3.18)

  Invesco V.I. International   2015       1.28        0.95 - 1.75      (4.31) - (3.54)
     Growth Sub-Account        2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16
                               2011       1.06        0.95 - 1.75      (8.60) - (7.87)

  Ivy Funds VIP Asset          2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     Strategy Sub-Account      2014         --        1.10 - 1.35      (2.27) - (2.24)
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Aggressive Growth         2014       0.17        0.95 - 2.30        17.66 - 19.26
     Sub-Account               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60
                               2011       0.20        0.95 - 2.30          0.15 - 1.50

  LMPVET ClearBridge Variable  2015       1.17        0.95 - 2.30        (0.71) - 0.64
     Appreciation Sub-Account  2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85
                               2011       1.77        0.95 - 2.30          0.28 - 1.64

  LMPVET ClearBridge Variable  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Dividend Strategy         2014       2.05        0.95 - 2.30        11.03 - 12.41
     Sub-Account               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99
                               2011       3.39        0.95 - 2.30        (2.15) - 6.69

  LMPVET ClearBridge Variable  2015       0.43        1.50 - 2.30          7.30 - 8.16
     Large Cap Growth          2014       0.48        1.50 - 2.30        11.40 - 12.29
     Sub-Account               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55
                               2011       0.42        1.50 - 2.30      (2.91) - (2.12)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  LMPVET ClearBridge Variable     2015       333,277     20.49 - 23.64       7,518,321
     Large Cap Value              2014       369,225     21.58 - 24.70       8,744,177
     Sub-Account                  2013       319,601     19.77 - 22.45       6,892,954
                                  2012       286,427     15.28 - 17.21       4,743,489
                                  2011       265,335     13.42 - 15.00       3,836,359

  LMPVET ClearBridge Variable     2015     3,817,761     21.51 - 30.88     101,595,917
     Small Cap Growth             2014     4,105,606     23.02 - 32.61     115,942,801
     Sub-Account                  2013     4,102,827     22.63 - 31.63     112,499,020
                                  2012     3,457,289     15.75 - 21.71      64,881,494
                                  2011     2,686,955     13.50 - 18.35      42,564,777

  LMPVET Permal Alternative       2015     1,078,857       9.42 - 9.49      10,193,761
     Select VIT Sub-Account       2014        64,025     10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015     1,731,301     19.96 - 23.89      38,239,774
     Variable Conservative        2014     1,866,299     20.59 - 24.41      42,335,472
     Growth Sub-Account           2013     2,011,433     20.00 - 23.49      44,101,401
                                  2012     1,699,443     17.68 - 20.56      32,620,028
                                  2011     1,414,982     15.93 - 17.95      24,265,695

  LMPVET QS Legg Mason            2015     4,234,141     17.87 - 21.39      83,641,315
     Variable Growth Sub-Account  2014     4,529,329     18.63 - 22.09      92,760,220
                                  2013     4,790,185     18.14 - 21.30      95,074,284
                                  2012     5,015,187     14.61 - 17.00      79,817,339
                                  2011     4,732,454     12.85 - 14.81      65,879,472

  LMPVET QS Legg Mason            2015        67,619     17.96 - 19.37       1,277,408
     Variable Moderate Growth     2014        98,417     18.64 - 20.02       1,923,838
     Sub-Account                  2013       121,395     18.11 - 19.37       2,304,999
                                  2012       162,342     15.15 - 16.14       2,573,509
                                  2011       219,583     13.47 - 14.30       3,086,943

  LMPVIT Western Asset            2015     4,003,585     18.50 - 23.49      86,641,483
     Variable Global High Yield   2014     4,320,147     20.11 - 25.19     100,641,688
     Bond Sub-Account             2013     4,386,878     20.82 - 25.72     104,740,451
                                  2012     4,039,328     20.05 - 24.44      91,771,912
                                  2011     3,594,817     17.34 - 20.85      69,717,903

  MFS VIT Investors Trust         2015         1,112              7.98           8,875
     Sub-Account                  2014         1,191              8.08           9,619
                                  2013         3,517              7.38          25,951
                                  2012         3,616              5.67          20,488
                                  2011         7,050              4.82          33,994

  MFS VIT New Discovery           2015         3,178             12.36          39,288
     Sub-Account                  2014         3,178             12.78          40,607
                                  2013         3,294             13.97          46,020
                                  2012         4,161             10.01          41,661
                                  2011         4,939              8.38          41,374



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2015       1.41        1.50 - 2.30      (5.08) - (4.31)
     Large Cap Value              2014       1.96        1.50 - 2.30         9.17 - 10.05
     Sub-Account                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39

  LMPVET ClearBridge Variable     2015         --        0.95 - 2.30      (6.55) - (5.28)
     Small Cap Growth             2014         --        0.95 - 2.30          1.71 - 3.09
     Sub-Account                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29
                                  2011         --        0.95 - 2.30        (0.91) - 0.43

  LMPVET Permal Alternative       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Select VIT Sub-Account       2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Variable Conservative        2014       2.46        0.95 - 1.90          2.93 - 3.92
     Growth Sub-Account           2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07

  LMPVET QS Legg Mason            2015       1.33        0.95 - 1.90      (4.07) - (3.16)
     Variable Growth Sub-Account  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)

  LMPVET QS Legg Mason            2015       1.47        1.50 - 1.90      (3.64) - (3.25)
     Variable Moderate Growth     2014       1.74        1.50 - 1.90          2.93 - 3.34
     Sub-Account                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)

  LMPVIT Western Asset            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Variable Global High Yield   2014       7.11        0.95 - 2.30      (3.40) - (2.09)
     Bond Sub-Account             2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20
                                  2011       8.38        0.95 - 2.30        (0.59) - 0.75

  MFS VIT Investors Trust         2015       0.92               1.40               (1.18)
     Sub-Account                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52
                                  2011       0.90               1.40               (3.54)

  MFS VIT New Discovery           2015         --               1.40               (3.25)
     Sub-Account                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53
                                  2011         --               1.40              (11.51)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                          UNITS         HIGHEST ($)      ASSETS ($)
                                      -------------  ----------------  --------------
  MFS VIT Research Sub-Account  2015          3,091              8.48          26,211
                                2014          3,115              8.53          26,571
                                2013          8,132              7.85          63,835
                                2012          8,335              6.02          50,155
                                2011          8,675              5.20          45,142

  MIST AB Global Dynamic        2015    263,678,991     11.63 - 12.45   3,205,371,897
     Allocation Sub-Account     2014    275,344,937     11.84 - 12.49   3,373,491,338
     (Commenced 5/2/2011)       2013    286,256,086     11.32 - 11.74   3,313,674,192
                                2012    267,334,005     10.40 - 10.66   2,823,843,417
                                2011    168,434,681       9.68 - 9.75   1,639,379,077

  MIST Allianz Global           2015     59,800,997      1.00 - 10.35      60,867,062
     Investors Dynamic          2014     18,219,524      1.04 - 10.55      18,986,456
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015    246,263,553     11.89 - 13.29   3,117,922,583
     Balanced Allocation        2014    264,143,945     12.26 - 13.41   3,417,834,574
     Sub-Account                2013    276,830,535     11.83 - 12.78   3,430,387,038
                                2012    292,605,761     10.22 - 10.89   3,106,060,329
                                2011    306,967,734       9.22 - 9.69   2,914,777,188

  MIST American Funds Growth    2015    137,469,623     11.92 - 13.12   1,740,439,216
     Allocation Sub-Account     2014    142,940,560     12.29 - 13.37   1,852,260,667
                                2013    147,794,512     11.83 - 12.67   1,828,322,375
                                2012    149,020,463      9.68 - 10.24   1,496,665,592
                                2011    159,224,115       8.53 - 8.92   1,398,390,722

  MIST American Funds Growth    2015     77,730,599      1.44 - 14.88     640,713,098
     Sub-Account                2014     71,860,704      1.37 - 13.78     648,671,484
                                2013     59,593,818      1.29 - 12.90     632,386,636
                                2012     54,812,434      9.59 - 10.07     545,665,799
                                2011     64,256,598       8.36 - 8.69     553,292,806

  MIST American Funds           2015    126,162,585     11.66 - 13.04   1,567,578,863
     Moderate Allocation        2014    137,310,606     12.03 - 13.16   1,744,157,123
     Sub-Account                2013    147,773,215     11.61 - 12.53   1,796,366,977
                                2012    159,499,085     10.47 - 11.15   1,734,325,945
                                2011    168,982,398      9.67 - 10.16   1,683,464,896

  MIST AQR Global Risk          2015    241,508,750      9.10 - 10.21   2,431,541,679
     Balanced Sub-Account       2014    265,908,083     10.20 - 11.40   3,001,302,195
     (Commenced 5/2/2011)       2013    295,108,196      9.93 - 11.09   3,248,475,977
                                2012    324,843,850     10.42 - 11.61   3,753,309,463
                                2011    179,038,392     10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2015    445,213,023     11.02 - 11.80   5,128,182,508
     Tactical Strategies        2014    463,962,556     11.30 - 11.92   5,423,637,032
     Sub-Account                2013    487,574,727     10.92 - 11.35   5,457,878,761
     (Commenced 5/2/2011)       2012    471,913,542     10.13 - 10.38   4,856,824,935
                                2011    297,189,715       9.51 - 9.58   2,842,712,285



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2015       0.73               1.40                (0.60)
                                2014       0.79               1.40                  8.67
                                2013       0.33               1.40                 30.45
                                2012       0.79               1.40                 15.63
                                2011       0.72               1.40                (1.83)

  MIST AB Global Dynamic        2015       3.28        0.90 - 2.35       (1.76) - (0.32)
     Allocation Sub-Account     2014       1.94        0.90 - 2.35           0.77 - 6.39
     (Commenced 5/2/2011)       2013       1.28        0.90 - 2.35          8.56 - 10.15
                                2012       0.10        0.90 - 2.35           3.45 - 8.82
                                2011       0.87        1.15 - 2.25       (3.18) - (2.47)

  MIST Allianz Global           2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     Investors Dynamic          2014       0.92        1.15 - 2.00           0.71 - 4.55
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015       1.40        0.90 - 2.35       (4.60) - (0.37)
     Balanced Allocation        2014       1.27        1.00 - 2.35         (0.35) - 4.99
     Sub-Account                2013       1.37        1.00 - 2.35         15.78 - 17.35
                                2012       1.69        1.00 - 2.35         10.88 - 12.39
                                2011       1.26        1.00 - 2.35       (4.39) - (3.10)

  MIST American Funds Growth    2015       1.31        1.10 - 2.35       (5.94) - (0.25)
     Allocation Sub-Account     2014       1.03        1.10 - 2.35         (0.52) - 5.17
                                2013       1.00        1.15 - 2.35         22.20 - 23.68
                                2012       1.21        1.15 - 2.35         13.45 - 14.82
                                2011       1.10        1.15 - 2.35       (6.95) - (5.82)

  MIST American Funds Growth    2015       0.87        0.95 - 2.35           1.76 - 5.48
     Sub-Account                2014       0.55        0.95 - 2.35           0.56 - 7.16
                                2013       0.44        0.95 - 2.35         11.27 - 28.11
                                2012       0.33        1.30 - 2.35         14.67 - 15.89
                                2011       0.35        1.30 - 2.35       (6.81) - (5.83)

  MIST American Funds           2015       1.49        0.90 - 2.35       (3.52) - (0.45)
     Moderate Allocation        2014       1.46        1.00 - 2.35         (0.26) - 5.04
     Sub-Account                2013       1.65        1.00 - 2.35         10.88 - 12.39
                                2012       2.04        1.00 - 2.35           8.25 - 9.73
                                2011       1.54        1.00 - 2.35       (2.14) - (0.81)

  MIST AQR Global Risk          2015       5.51        0.90 - 2.35     (11.67) - (10.38)
     Balanced Sub-Account       2014         --        0.90 - 2.35         (3.48) - 3.07
     (Commenced 5/2/2011)       2013       2.09        0.90 - 2.35       (5.64) - (4.26)
                                2012       0.44        0.90 - 2.35           3.72 - 9.29
                                2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2015       1.55        0.90 - 2.35         (2.43) - 0.11
     Tactical Strategies        2014       1.12        0.90 - 2.35         (0.16) - 4.97
     Sub-Account                2013       1.36        0.90 - 2.35           7.75 - 9.32
     (Commenced 5/2/2011)       2012         --        0.90 - 2.35           3.27 - 7.89
                                2011       1.37        1.15 - 2.25       (4.84) - (4.14)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST BlackRock High Yield     2015     9,031,674    14.40 - 27.56     210,920,401
     Sub-Account                2014     9,596,910    15.21 - 28.99     238,215,887
                                2013    10,783,682    14.92 - 28.32     265,149,806
                                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841

  MIST Clarion Global Real      2015    15,477,002    16.37 - 70.58     288,549,595
     Estate Sub-Account         2014    17,245,897    17.00 - 72.26     330,178,643
                                2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056

  MIST ClearBridge Aggressive   2015    35,697,833   12.04 - 203.07     513,586,109
     Growth Sub-Account         2014    38,472,258   12.71 - 214.41     586,572,505
                                2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062

  MIST Goldman Sachs Mid Cap    2015     6,513,771    19.57 - 23.18     139,196,313
     Value Sub-Account          2014     7,477,599    22.05 - 25.19     178,512,669
                                2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272

  MIST Harris Oakmark           2015    25,339,005    20.23 - 25.80     595,542,818
     International Sub-Account  2014    26,551,192    21.63 - 27.28     663,509,252
                                2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538

  MIST Invesco Balanced-Risk    2015   749,414,346     1.00 - 10.52     777,069,714
     Allocation Sub-Account     2014   758,894,714     1.07 - 11.10     832,374,445
     (Commenced 4/30/2012)      2013   800,860,953      1.04 - 1.06     843,160,697
                                2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2015    39,951,458    14.08 - 22.61     699,284,637
     Sub-Account                2014    43,175,673    15.33 - 24.28     813,000,076
                                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408

  MIST Invesco Mid Cap Value    2015     7,308,379     1.61 - 37.62     244,281,850
     Sub-Account                2014     6,927,870    17.85 - 41.71     258,407,609
                                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689

  MIST Invesco Small Cap        2015    11,537,860    22.84 - 28.61     291,887,925
     Growth Sub-Account         2014    11,824,275    23.77 - 29.28     308,642,273
                                2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST BlackRock High Yield     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
     Sub-Account                2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                2013      7.02         0.90 - 2.35           6.79 - 8.35
                                2012      7.05         0.90 - 2.35          7.68 - 15.15
                                2011      6.52         1.20 - 2.35         (0.03) - 1.12

  MIST Clarion Global Real      2015      3.81         0.90 - 2.35         (3.69) - 3.43
     Estate Sub-Account         2014      1.03         0.90 - 2.35          1.03 - 12.25
                                2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)

  MIST ClearBridge Aggressive   2015      0.23         0.90 - 2.35       (6.27) - (4.69)
     Growth Sub-Account         2014      0.11         0.90 - 2.35          1.60 - 17.83
                                2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91

  MIST Goldman Sachs Mid Cap    2015      0.64         0.90 - 2.35      (11.23) - (4.37)
     Value Sub-Account          2014      0.54         1.10 - 2.35          2.29 - 11.77
                                2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.01         0.95 - 2.35       (6.74) - (3.92)
     International Sub-Account  2014      2.41         0.95 - 2.35         (7.98) - 0.25
                                2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.83         0.90 - 2.35       (6.43) - (0.67)
     Allocation Sub-Account     2014        --         0.90 - 2.35           0.40 - 4.63
     (Commenced 4/30/2012)      2013        --         0.90 - 2.35         (0.50) - 0.95
                                2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2015      2.88         0.90 - 2.35       (8.16) - (6.81)
     Sub-Account                2014      0.60         0.90 - 2.35           0.28 - 8.33
                                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)

  MIST Invesco Mid Cap Value    2015      0.45         0.90 - 2.35      (11.10) - (6.76)
     Sub-Account                2014      0.33         0.90 - 2.35           1.20 - 8.70
                                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)

  MIST Invesco Small Cap        2015      0.01         0.89 - 2.35       (3.99) - (2.29)
     Growth Sub-Account         2014        --         0.89 - 2.35           1.89 - 7.22
                                2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST JPMorgan Core Bond         2015    31,401,600     9.78 - 11.06     340,682,787
     Sub-Account                  2014    32,404,332     9.89 - 11.15     355,237,960
                                  2013    29,439,490    10.12 - 10.75     311,869,932
                                  2012    31,242,391    10.69 - 11.23     346,492,447
                                  2011    32,528,572    10.43 - 10.84     349,346,240

  MIST JPMorgan Global Active     2015   828,919,735     1.16 - 12.26   1,000,785,200
     Allocation Sub-Account       2014   747,266,184     1.18 - 12.14     905,975,458
     (Commenced 4/30/2012)        2013   649,853,969      1.13 - 1.16     746,849,717
                                  2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap         2015     1,287,553    16.94 - 19.19      23,133,878
     Value Sub-Account            2014     1,417,944    18.69 - 20.92      27,932,500
                                  2013     1,455,583    18.28 - 20.23      27,866,566
                                  2012     1,643,159    14.04 - 15.36      24,014,976
                                  2011     1,650,824    12.42 - 13.17      21,224,281

  MIST Loomis Sayles Global       2015     9,530,128    15.68 - 17.95     161,399,211
     Markets Sub-Account          2014    10,444,732    15.85 - 17.90     177,351,030
                                  2013    10,842,823    15.69 - 17.47     180,595,781
                                  2012    12,318,466    13.71 - 14.91     177,780,410
                                  2011    13,161,956    12.01 - 12.74     165,018,207

  MIST Lord Abbett Bond           2015     7,236,897    10.02 - 32.76     199,682,057
     Debenture Sub-Account        2014     8,190,115    10.35 - 33.68     234,576,558
                                  2013     9,341,018     9.99 - 32.33     259,294,487
                                  2012    10,178,078     9.36 - 30.15     266,010,291
                                  2011    10,848,076     8.39 - 26.88     255,107,548

  MIST Met/Artisan International  2015        12,794      9.42 - 9.54         121,159
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015     5,985,329    10.26 - 11.01      64,028,918
     Floating Rate Sub-Account    2014     6,743,439    10.59 - 11.23      73,909,210
                                  2013     7,519,969    10.76 - 11.18      83,115,837
                                  2012     5,007,151    10.61 - 10.91      54,197,004
                                  2011     4,263,176    10.13 - 10.30      43,696,769

  MIST Met/Franklin Low           2015    16,246,958     9.37 - 10.03     157,983,094
     Duration Total Return        2014    17,421,682     9.65 - 10.18     173,124,917
     Sub-Account                  2013    14,050,793     9.78 - 10.16     140,307,146
     (Commenced 5/2/2011)         2012     4,349,231     9.92 - 10.14      43,609,944
                                  2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton              2015     3,361,116    12.07 - 13.08      42,349,271
     International Bond           2014     3,537,497    12.87 - 13.66      47,183,875
     Sub-Account                  2013     3,905,329    13.00 - 13.53      52,286,139
                                  2012     4,238,395    13.19 - 13.56      57,001,253
                                  2011     4,276,073    11.74 - 12.02      51,093,268



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST JPMorgan Core Bond         2015       2.33        0.90 - 2.20       (1.70) - (0.01)
     Sub-Account                  2014       1.42        1.10 - 2.20           0.48 - 3.73
                                  2013       0.28        1.30 - 2.35       (5.04) - (4.05)
                                  2012       2.57        1.30 - 2.35           2.47 - 3.55
                                  2011       2.09        1.30 - 2.35           3.34 - 4.42

  MIST JPMorgan Global Active     2015       2.71        0.90 - 2.35         (1.45) - 0.82
     Allocation Sub-Account       2014       1.13        0.90 - 2.35           0.35 - 6.02
     (Commenced 4/30/2012)        2013       0.08        0.90 - 2.35           8.41 - 9.99
                                  2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap         2015       1.35        0.90 - 2.30       (9.36) - (1.13)
     Value Sub-Account            2014       1.07        0.90 - 2.30           2.28 - 3.89
                                  2013       0.69        0.90 - 2.30         30.22 - 31.71
                                  2012       0.84        0.90 - 2.30          2.73 - 13.98
                                  2011       1.69        1.20 - 2.30     (12.17) - (11.43)

  MIST Loomis Sayles Global       2015       1.59        0.95 - 2.35         (1.12) - 0.27
     Markets Sub-Account          2014       2.08        0.95 - 2.35         (0.82) - 2.49
                                  2013       2.41        0.95 - 2.35         14.41 - 16.02
                                  2012       2.32        1.10 - 2.35          2.75 - 15.41
                                  2011       2.32        1.30 - 2.35       (3.77) - (2.75)

  MIST Lord Abbett Bond           2015       5.56        0.89 - 2.35       (4.45) - (2.74)
     Debenture Sub-Account        2014       5.67        0.89 - 2.35         (0.50) - 4.19
                                  2013       6.62        0.89 - 2.35           5.47 - 7.21
                                  2012       7.20        0.89 - 2.35          5.77 - 12.18
                                  2011       5.92        0.89 - 2.35           2.04 - 3.90

  MIST Met/Artisan International  2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015       3.64        1.10 - 2.35       (3.14) - (1.92)
     Floating Rate Sub-Account    2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                  2013       3.38        1.30 - 2.35           1.42 - 2.50
                                  2012       3.39        1.30 - 2.35           4.83 - 5.94
                                  2011       1.99        1.30 - 2.30         (0.31) - 0.69

  MIST Met/Franklin Low           2015       3.12        0.90 - 2.35       (2.93) - (1.51)
     Duration Total Return        2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Sub-Account                  2013       1.07        0.90 - 2.35         (1.19) - 0.25
     (Commenced 5/2/2011)         2012       1.91        0.90 - 2.20           1.17 - 3.15
                                  2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton              2015       8.17        0.95 - 2.15         (6.20) - 0.75
     International Bond           2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     Sub-Account                  2013       2.02        1.30 - 2.15       (1.11) - (0.27)
                                  2012      10.26        1.30 - 2.05         11.96 - 12.80
                                  2011       6.86        1.30 - 2.20       (2.49) - (1.61)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Asset             2015    37,143,227    14.27 - 16.78     575,818,048
     Allocation 100 Sub-Account  2014    39,915,870    14.91 - 17.28     641,574,794
                                 2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864

  MIST MetLife Balanced Plus     2015   552,214,291    11.54 - 12.35   6,663,424,002
     Sub-Account                 2014   569,859,186    12.32 - 13.00   7,268,454,132
     (Commenced 5/2/2011)        2013   547,096,627    11.51 - 11.96   6,454,726,976
                                 2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2015   435,062,012     1.15 - 11.96     633,831,341
     Targeted Risk Sub-Account   2014   281,516,918     1.19 - 12.18     421,513,955
     (Commenced 11/12/2012)      2013   153,950,143     1.12 - 11.26     209,957,052
                                 2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap         2015    10,725,811    20.08 - 25.07     236,287,986
     Value Sub-Account           2014    12,299,087    21.73 - 26.68     291,013,900
                                 2013    13,992,716    21.87 - 26.40     330,701,962
                                 2012    15,859,523    16.91 - 20.06     287,540,317
                                 2011    18,611,699    14.67 - 17.11     290,532,427

  MIST MFS Emerging Markets      2015    42,624,617      7.91 - 9.58     365,167,198
     Equity Sub-Account          2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258
                                 2011    37,004,554     9.55 - 11.54     369,675,163

  MIST MFS Research              2015    18,156,340    13.44 - 17.81     271,985,758
     International Sub-Account   2014    18,585,662    14.00 - 18.24     287,913,009
                                 2013    19,616,483    15.39 - 18.44     331,488,461
                                 2012    21,667,563    13.21 - 15.60     311,615,422
                                 2011    22,841,018    11.58 - 13.42     285,814,827

  MIST Morgan Stanley Mid Cap    2015    12,648,258     2.62 - 23.62     220,460,412
     Growth Sub-Account          2014    12,928,550     2.79 - 25.03     240,528,688
                                 2013    13,099,903     2.79 - 24.94     244,579,234
                                 2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403

  MIST Oppenheimer Global        2015     2,520,098    22.02 - 28.67      65,266,488
     Equity Sub-Account          2014     2,866,078    21.68 - 27.83      72,350,999
                                 2013     3,127,720    21.72 - 27.49      78,398,573
                                 2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001

  MIST PanAgora Global           2015    21,772,279      0.95 - 9.78      21,123,770
     Diversified Risk            2014     9,788,108     1.03 - 10.44      10,161,644
     Sub-Account
     (Commenced 4/28/2014)



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Asset             2015       1.29        0.90 - 2.35       (4.28) - (1.06)
     Allocation 100 Sub-Account  2014       0.71        0.90 - 2.35           0.05 - 4.15
                                 2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)

  MIST MetLife Balanced Plus     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
     Sub-Account                 2014       1.75        0.90 - 2.35           0.70 - 8.67
     (Commenced 5/2/2011)        2013       1.19        0.90 - 2.35         11.71 - 13.34
                                 2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2015       1.20        0.90 - 2.25       (3.41) - (2.10)
     Targeted Risk Sub-Account   2014         --        1.15 - 2.25           0.83 - 8.01
     (Commenced 11/12/2012)      2013       0.55        1.15 - 2.25          4.04 - 11.65
                                 2012         --        1.15 - 2.00           2.56 - 2.68

  MIST MetLife Small Cap         2015       0.10        0.89 - 2.35       (7.61) - (6.05)
     Value Sub-Account           2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                 2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)

  MIST MFS Emerging Markets      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
     Equity Sub-Account          2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                 2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)

  MIST MFS Research              2015       2.71        0.89 - 2.35       (4.06) - (2.37)
     International Sub-Account   2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                 2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)

  MIST Morgan Stanley Mid Cap    2015         --        0.89 - 2.30       (7.18) - (5.63)
     Growth Sub-Account          2014         --        0.89 - 2.30         (1.40) - 0.39
                                 2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)

  MIST Oppenheimer Global        2015       0.94        0.90 - 2.30         (1.50) - 3.00
     Equity Sub-Account          2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                 2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)

  MIST PanAgora Global           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
     Diversified Risk            2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Sub-Account
     (Commenced 4/28/2014)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2015    46,098,333    12.49 - 15.01     634,902,757
     Protected Bond Sub-Account  2014    50,751,209    13.20 - 15.63     732,596,404
                                 2013    57,648,505    13.13 - 15.33     821,456,089
                                 2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819

  MIST PIMCO Total Return        2015    91,772,688    12.26 - 19.72   1,561,823,561
     Sub-Account                 2014   103,504,587    12.40 - 19.84   1,787,038,026
                                 2013   118,419,838    12.03 - 19.16   1,993,786,948
                                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433

  MIST Pioneer Fund              2015    12,444,908     2.79 - 30.73     285,738,210
     Sub-Account                 2014    12,549,377     2.83 - 30.99     305,917,464
                                 2013    12,432,551     2.58 - 28.13     297,755,670
                                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083

  MIST Pioneer Strategic         2015    63,262,458     2.51 - 31.86     884,891,994
     Income Sub-Account          2014    54,471,343     2.60 - 32.57     943,852,832
                                 2013    41,450,021     2.53 - 31.43     919,328,857
                                 2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549

  MIST Pyramis Government        2015    60,149,269    10.35 - 11.07     651,039,693
     Income Sub-Account          2014    62,286,953    10.55 - 11.13     680,446,278
     (Commenced 5/2/2011)        2013    69,488,361    10.04 - 10.44     715,739,557
                                 2012    88,599,553    10.77 - 11.03     968,887,238
                                 2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk      2015    31,417,980     1.14 - 11.35     351,642,870
     Sub-Account                 2014    14,204,266    11.35 - 11.58     163,513,389
     (Commenced 4/29/2013)       2013     7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2015   467,251,015     1.16 - 12.20     562,872,602
     Multi-Asset Sub-Account     2014   400,460,215     1.20 - 12.36     493,380,979
     (Commenced 4/30/2012)       2013   375,261,358      1.14 - 1.17     435,205,689
                                 2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2015    93,774,991    13.20 - 15.32   1,349,807,450
     ETF Sub-Account             2014   101,616,119    13.79 - 15.77   1,513,705,632
                                 2013   110,435,377    13.34 - 15.03   1,578,178,677
                                 2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062

  MIST SSGA Growth ETF           2015    32,991,663    13.03 - 15.12     467,274,058
     Sub-Account                 2014    34,092,389    13.66 - 15.62     501,804,705
                                 2013    35,919,224    13.27 - 14.96     509,607,858
                                 2012    36,733,044    11.51 - 12.55     448,167,959
                                 2011    37,984,453    10.24 - 11.04     409,132,829

  MIST T. Rowe Price Large       2015    12,150,155   38.27 - 138.81     715,850,738
     Cap Value Sub-Account       2014    13,521,347   40.58 - 144.85     838,816,422
                                 2013    11,320,980   38.18 - 128.69     657,944,319
                                 2012    12,231,249    28.88 - 96.83     536,790,380
                                 2011    13,446,503    24.76 - 82.60     507,039,092

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2015      4.95         0.90 - 2.35       (5.36) - (3.98)
     Protected Bond Sub-Account  2014      1.54         0.90 - 2.35         (1.54) - 1.97
                                 2013      2.20         0.90 - 2.35     (11.38) - (10.09)
                                 2012      3.02         0.90 - 2.35           4.22 - 7.82
                                 2011      1.62         1.20 - 2.35           8.56 - 9.82

  MIST PIMCO Total Return        2015      5.26         0.89 - 2.35       (2.32) - (0.45)
     Sub-Account                 2014      2.34         0.89 - 2.35           0.40 - 3.56
                                 2013      4.27         0.89 - 2.35       (4.19) - (2.59)
                                 2012      3.13         0.89 - 2.35           4.10 - 8.58
                                 2011      2.62         0.89 - 2.35         (0.31) - 2.51

  MIST Pioneer Fund              2015      1.24         0.90 - 2.35       (2.57) - (0.83)
     Sub-Account                 2014      1.66         0.90 - 2.35          1.00 - 10.16
                                 2013      3.15         0.90 - 2.30          9.33 - 31.88
                                 2012      1.45         0.90 - 2.30           0.85 - 9.54
                                 2011      1.11         0.95 - 2.30      (11.94) - (5.45)

  MIST Pioneer Strategic         2015      5.15         0.90 - 2.35       (3.75) - (2.18)
     Income Sub-Account          2014      4.98         0.90 - 2.35         (0.93) - 3.65
                                 2013      4.82         0.90 - 2.35         (0.94) - 1.21
                                 2012      4.73         0.90 - 2.35          6.09 - 10.56
                                 2011      4.36         0.95 - 2.35           1.06 - 2.65

  MIST Pyramis Government        2015      2.27         0.90 - 2.35       (1.90) - (0.47)
     Income Sub-Account          2014      2.60         0.90 - 2.35           0.96 - 6.59
     (Commenced 5/2/2011)        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
                                 2012      0.02         0.90 - 2.35           0.74 - 1.96
                                 2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk      2015      0.66         0.90 - 2.25       (3.45) - (0.73)
     Sub-Account                 2014        --         1.10 - 2.25           0.98 - 7.40
     (Commenced 4/29/2013)       2013      1.65         1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2015      1.00         0.90 - 2.35       (3.18) - (1.77)
     Multi-Asset Sub-Account     2014      1.32         0.90 - 2.35           0.43 - 6.77
     (Commenced 4/30/2012)       2013      0.01         0.90 - 2.35           7.55 - 9.12
                                 2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2015      2.30         0.90 - 2.35       (4.24) - (2.84)
     ETF Sub-Account             2014      2.24         0.90 - 2.35         (0.03) - 4.86
                                 2013      2.51         0.90 - 2.35         10.31 - 11.92
                                 2012      2.40         1.10 - 2.35          4.01 - 11.55
                                 2011      1.70         1.15 - 2.35       (1.29) - (0.09)

  MIST SSGA Growth ETF           2015      2.00         0.90 - 2.35       (4.58) - (3.19)
     Sub-Account                 2014      1.88         0.90 - 2.35         (0.05) - 4.43
                                 2013      2.10         0.90 - 2.35         15.33 - 17.01
                                 2012      1.96         1.15 - 2.35          4.38 - 13.71
                                 2011      1.56         1.15 - 2.35       (4.40) - (3.24)

  MIST T. Rowe Price Large       2015      1.58         0.89 - 2.35         (5.83) - 3.48
     Cap Value Sub-Account       2014      1.18         0.89 - 2.35          1.20 - 12.56
                                 2013      1.58         0.89 - 2.35         30.67 - 32.90
                                 2012      1.50         0.89 - 2.35          6.92 - 17.22
                                 2011      0.70         0.89 - 2.35       (6.24) - (4.62)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST T. Rowe Price Mid Cap   2015    27,786,712    15.70 - 18.22     485,654,167
     Growth Sub-Account        2014    32,310,271    15.06 - 17.30     537,586,208
                               2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325

  MIST TCW Core Fixed Income   2015         7,421      9.84 - 9.87          73,169
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015     1,013,512    13.89 - 17.26      15,616,983
     Sub-Account               2014     1,151,671    13.60 - 16.68      17,260,395
                               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849

  MSF Baillie Gifford          2015    24,846,295     4.17 - 14.13     233,411,516
     International Stock       2014    27,573,117     4.31 - 14.37     269,502,431
     Sub-Account               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543

  MSF Barclays Aggregate Bond  2015    18,032,558     1.77 - 18.98     245,107,645
     Index Sub-Account         2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979

  MSF BlackRock Bond Income    2015     1,196,294    46.01 - 76.20      69,045,344
     Sub-Account               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985

  MSF BlackRock Capital        2015       579,182    17.56 - 55.26      14,301,142
     Appreciation Sub-Account  2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650

  MSF BlackRock Large Cap      2015       245,613    15.79 - 17.99       4,149,008
     Value Sub-Account         2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664

  MSF BlackRock Money Market   2015    39,040,662     2.31 - 25.42     398,590,779
     Sub-Account               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012

  MSF Frontier Mid Cap Growth  2015     3,809,398    17.73 - 20.04      73,654,799
     Sub-Account               2014     4,248,372    17.69 - 19.79      81,297,538
     (Commenced 4/29/2013)     2013     4,767,721    16.33 - 18.08      83,651,163

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2015        --         1.30 - 2.35           4.20 - 5.30
     Growth Sub-Account        2014        --         1.30 - 2.35         10.16 - 11.32
                               2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)

  MIST TCW Core Fixed Income   2015        --         1.10 - 1.60       (1.56) - (0.10)
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015      0.78         0.90 - 2.30           2.08 - 3.48
     Sub-Account               2014      0.80         0.90 - 2.30          1.80 - 12.40
                               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)

  MSF Baillie Gifford          2015      1.43         1.10 - 2.25       (4.35) - (0.24)
     International Stock       2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     Sub-Account               2013      0.02         1.30 - 2.25          9.68 - 13.94
                               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)

  MSF Barclays Aggregate Bond  2015      2.67         0.89 - 2.35       (2.38) - (0.46)
     Index Sub-Account         2014      2.62         0.89 - 2.35           0.54 - 4.87
                               2013      3.23         0.89 - 2.25       (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25           1.27 - 2.98
                               2011      3.22         0.89 - 2.25           4.77 - 6.56

  MSF BlackRock Bond Income    2015      3.55         0.89 - 2.30       (1.84) - (0.30)
     Sub-Account               2014      3.22         0.89 - 2.30           0.85 - 6.14
                               2013      3.83         0.89 - 2.30       (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30           3.74 - 6.59
                               2011      3.84         0.89 - 2.30           4.00 - 5.62

  MSF BlackRock Capital        2015        --         0.89 - 2.30           0.83 - 5.34
     Appreciation Sub-Account  2014      0.06         0.89 - 2.30           0.94 - 7.93
                               2013      0.79         0.89 - 2.30         31.17 - 33.03
                               2012      0.32         0.89 - 2.30        (0.88) - 13.35
                               2011      0.17         0.89 - 2.30      (11.01) - (9.75)

  MSF BlackRock Large Cap      2015      1.82         0.89 - 1.60      (10.29) - (6.82)
     Value Sub-Account         2014      1.26         0.89 - 1.35           1.39 - 8.95
                               2013      1.38         0.89 - 1.35         30.28 - 30.88
                               2012      1.61         0.89 - 1.35         12.74 - 13.27
                               2011      1.16         0.89 - 1.35           0.97 - 1.44

  MSF BlackRock Money Market   2015        --         0.90 - 2.35       (2.32) - (0.27)
     Sub-Account               2014        --         0.90 - 2.35       (2.32) - (0.13)
                               2013        --         0.90 - 2.35       (2.32) - (0.37)
                               2012        --         0.95 - 2.35       (2.34) - (0.74)
                               2011        --         0.95 - 2.35       (2.32) - (0.94)

  MSF Frontier Mid Cap Growth  2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account               2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)     2013        --         1.30 - 2.35         19.21 - 20.07

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  MSF Jennison Growth             2015    23,988,437      4.61 - 23.40     501,066,353
     Sub-Account                  2014    27,528,387      4.22 - 21.36     529,020,323
                                  2013    32,574,197      3.93 - 19.82     585,624,219
                                  2012    35,125,323      2.91 - 14.55     468,764,846
                                  2011    20,877,221      2.55 - 12.29     248,172,110

  MSF Loomis Sayles Small Cap     2015       250,951     44.97 - 58.33      12,750,644
     Core Sub-Account             2014       261,060     46.83 - 58.80      13,706,471
                                  2013       283,327     46.30 - 57.49      14,610,773
                                  2012       330,015     33.68 - 41.36      12,332,225
                                  2011       310,374     30.16 - 36.63      10,317,247

  MSF Loomis Sayles Small Cap     2015        18,203     17.03 - 18.60         328,707
     Growth Sub-Account           2014        16,302     17.05 - 18.51         293,433
     (Commenced 4/30/2012)        2013        12,506     17.15 - 18.50         226,802
                                  2012         3,306     11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap         2015    10,052,598     17.04 - 49.89     194,979,851
     Value Sub-Account            2014    11,205,267     19.30 - 55.59     244,385,523
                                  2013    13,125,790     19.41 - 55.03     285,771,010
                                  2012    13,419,571     14.54 - 40.57     217,257,576
                                  2011    14,599,235     13.33 - 36.59     215,514,020

  MSF Met/Dimensional             2015     3,198,853     18.74 - 20.72      63,108,799
     International Small Company  2014     3,070,324     18.13 - 19.77      58,174,088
     Sub-Account                  2013     3,208,551     19.88 - 21.38      66,162,419
                                  2012     3,203,412     15.91 - 16.90      52,618,293
                                  2011     3,336,605     13.82 - 14.29      47,225,164

  MSF MetLife Asset               2015     4,782,874     12.86 - 14.78      65,568,612
     Allocation 20 Sub-Account    2014     2,973,577     13.22 - 15.00      41,687,543
                                  2013       557,035     12.93 - 13.63       7,497,408
                                  2012       735,694     12.67 - 13.27       9,655,026
                                  2011       850,770     11.86 - 12.35      10,395,348

  MSF MetLife Asset               2015   297,958,878     12.97 - 15.25   4,248,132,666
     Allocation 40 Sub-Account    2014   341,017,115     13.43 - 15.56   4,991,456,808
                                  2013       550,896     13.60 - 14.27       7,732,376
                                  2012       588,986     12.52 - 13.07       7,576,787
                                  2011       608,383     11.48 - 11.91       7,143,945

  MSF MetLife Asset               2015   446,107,386     13.78 - 19.25   6,667,289,010
     Allocation 60 Sub-Account    2014   489,838,225     14.27 - 19.73   7,527,991,156
                                  2013     3,073,122     13.90 - 14.77      44,655,421
                                  2012     3,326,548     12.05 - 12.71      41,689,448
                                  2011     3,930,913     10.88 - 11.40      44,282,730

  MSF MetLife Asset               2015   388,323,652     13.77 - 19.96   5,814,030,390
     Allocation 80 Sub-Account    2014   420,572,925     14.33 - 20.54   6,507,894,347
                                  2013     3,927,901     14.05 - 14.80      57,260,787
                                  2012     4,335,356     11.55 - 12.09      51,720,857
                                  2011     4,632,179     10.23 - 10.65      48,721,974



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2015       0.02        0.90 - 2.35           3.00 - 9.55
     Sub-Account                  2014       0.04        0.90 - 2.35         (0.16) - 7.81
                                  2013       0.20        0.90 - 2.35         33.56 - 35.51
                                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        1.10 - 2.30       (3.98) - (2.67)
     Core Sub-Account             2014         --        1.20 - 2.30           1.15 - 2.27
                                  2013       0.23        1.20 - 2.30         37.49 - 39.01
                                  2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        0.90 - 1.50         (0.08) - 0.52
     Growth Sub-Account           2014         --        0.90 - 1.50         (0.57) - 0.03
     (Commenced 4/30/2012)        2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2015       0.94        0.89 - 2.35     (11.76) - (10.24)
     Value Sub-Account            2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81

  MSF Met/Dimensional             2015       1.67        0.90 - 2.30           0.83 - 4.81
     International Small Company  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     Sub-Account                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)

  MSF MetLife Asset               2015       1.92        0.90 - 2.20       (2.75) - (0.55)
     Allocation 20 Sub-Account    2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66

  MSF MetLife Asset               2015       0.28        0.90 - 2.35       (3.37) - (0.68)
     Allocation 40 Sub-Account    2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)

  MSF MetLife Asset               2015       0.54        0.90 - 2.35       (3.56) - (0.67)
     Allocation 60 Sub-Account    2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)

  MSF MetLife Asset               2015       0.33        0.90 - 2.35       (3.98) - (0.84)
     Allocation 80 Sub-Account    2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Mid Cap Stock    2015     5,111,469     2.75 - 29.62    121,483,288
     Index Sub-Account         2014     5,178,461     2.86 - 30.60    127,735,872
                               2013     5,501,359     2.64 - 28.20    125,884,078
                               2012     4,914,049     2.01 - 21.37     88,989,701
                               2011     4,708,991     1.73 - 18.33     77,805,929

  MSF MetLife Stock Index      2015    25,649,785     7.03 - 78.11    553,515,934
     Sub-Account               2014    28,264,874     7.03 - 77.90    610,830,233
                               2013    28,624,388     6.28 - 69.33    561,274,487
                               2012    29,109,224     4.82 - 52.98    446,759,028
                               2011    25,347,914     4.22 - 46.18    355,993,780

  MSF MFS Total Return         2015       710,775    47.72 - 75.73     42,319,194
     Sub-Account               2014       756,067    49.00 - 76.52     45,817,455
                               2013       814,124    46.24 - 71.07     46,044,412
                               2012       730,405    41.41 - 60.26     35,344,618
                               2011       826,212    38.00 - 54.49     36,390,818

  MSF MFS Value Sub-Account    2015    10,866,190    12.69 - 25.81    249,890,569
                               2014    10,916,908    13.03 - 26.14    255,401,966
                               2013    12,139,878    12.05 - 23.85    260,473,964
                               2012     3,025,966    14.12 - 17.78     48,275,261
                               2011     3,145,406    12.27 - 14.81     43,754,913

  MSF MSCI EAFE Index          2015     8,770,551     1.46 - 15.89     99,902,951
     Sub-Account               2014     8,697,532     1.49 - 16.21    101,223,288
                               2013     8,809,646     1.61 - 17.40    112,197,169
                               2012     7,172,234     1.34 - 14.41     81,404,548
                               2011     6,390,970     1.15 - 12.29     69,159,210

  MSF Neuberger Berman         2015     6,339,117    17.77 - 27.37    131,949,869
     Genesis Sub-Account       2014     7,109,782    18.11 - 27.46    150,104,225
                               2013     8,020,175    18.58 - 27.70    172,247,460
                               2012       626,194    16.44 - 20.18     11,798,908
                               2011       647,811    15.96 - 18.50     11,266,993

  MSF Russell 2000 Index       2015     5,516,806     2.69 - 29.61    129,529,499
     Sub-Account               2014     5,807,014     2.84 - 31.21    144,858,146
                               2013     5,835,501     2.74 - 29.98    141,070,458
                               2012     5,078,788     2.01 - 21.83     91,750,975
                               2011     3,926,223     1.75 - 18.93     64,081,468

  MSF T. Rowe Price Large Cap  2015    19,853,858     8.76 - 62.33    233,448,817
     Growth Sub-Account        2014    15,015,374     8.02 - 57.25    166,959,337
                               2013    14,688,080     8.03 - 53.41    151,930,071
                               2012        39,346    35.99 - 39.07      1,501,612
                               2011        44,809    30.91 - 33.42      1,465,621

  MSF T. Rowe Price Small Cap  2015       373,434    27.19 - 38.55     11,814,560
     Growth Sub-Account        2014       321,073    27.11 - 37.87      9,976,420
                               2013       356,919    25.98 - 35.74     10,522,813
                               2012       380,162    18.41 - 24.95      7,808,995
                               2011       417,381    16.23 - 21.67      7,500,142



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2015       0.97        0.89 - 2.35       (7.24) - (2.52)
     Index Sub-Account         2014       0.85        0.89 - 2.35           1.60 - 8.52
                               2013       1.00        0.89 - 2.35         29.67 - 31.97
                               2012       0.82        0.89 - 2.35         14.53 - 16.55
                               2011       0.70        0.89 - 2.35       (4.50) - (2.76)

  MSF MetLife Stock Index      2015       1.57        0.89 - 2.90         (3.80) - 2.90
     Sub-Account               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73
                               2011       1.55        0.89 - 2.90         (1.15) - 0.94

  MSF MFS Total Return         2015       2.49        0.89 - 2.30       (2.62) - (1.04)
     Sub-Account               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59
                               2011       2.68        0.89 - 2.15           0.04 - 1.51

  MSF MFS Value Sub-Account    2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61
                               2011       1.57        0.89 - 2.30       (1.43) - (0.04)

  MSF MSCI EAFE Index          2015       3.14        0.89 - 2.25       (9.98) - (1.36)
     Sub-Account               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27
                               2011       2.23        0.89 - 2.15     (14.50) - (13.28)

  MSF Neuberger Berman         2015       0.18        0.89 - 2.35       (1.95) - (0.31)
     Genesis Sub-Account       2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05
                               2011       0.73        0.89 - 1.95         (7.38) - 4.87

  MSF Russell 2000 Index       2015       1.00        0.89 - 2.35       (9.86) - (3.68)
     Sub-Account               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31
                               2011       0.84        0.89 - 2.35       (6.46) - (4.95)

  MSF T. Rowe Price Large Cap  2015         --        0.89 - 2.35         (3.16) - 9.80
     Growth Sub-Account        2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90
                               2011         --        1.50 - 1.90       (3.19) - (2.80)

  MSF T. Rowe Price Small Cap  2015       0.08        0.89 - 2.15         (8.44) - 1.80
     Growth Sub-Account        2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14
                               2011         --        0.89 - 2.15         (0.70) - 0.87



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MSF Van Eck Global Natural     2015     8,336,502      8.59 - 9.26     74,871,874
     Resources Sub-Account       2014     6,586,665    13.05 - 13.93     89,288,128
                                 2013     6,278,667    16.43 - 17.17    106,449,499
                                 2012     7,200,491    15.15 - 15.70    111,896,983
                                 2011     6,910,683    15.07 - 15.51    106,332,935

  MSF Western Asset              2015         6,545    27.92 - 31.04        195,310
     Management Strategic        2014           398            32.02         12,743
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015    15,069,560    14.65 - 19.92    268,298,667
     Management U.S. Government  2014    15,346,536    14.95 - 19.83    276,085,662
     Sub-Account                 2013    16,417,493    14.93 - 19.52    291,870,388
                                 2012    17,244,875    15.42 - 19.89    313,310,285
                                 2011    16,038,241    15.32 - 19.49    285,529,978

  MSF WMC Core Equity            2015    26,356,637    17.28 - 58.48    527,700,755
     Opportunities Sub-Account   2014    30,718,018    17.28 - 57.62    609,015,113
                                 2013    36,209,587    16.00 - 52.55    658,561,438
                                 2012    41,401,029    12.26 - 39.65    572,327,325
                                 2011    48,368,185    11.12 - 35.45    599,153,697

  Neuberger Berman Genesis       2015           317            22.76          7,222
     Sub-Account                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991
                                 2012           474            17.11          8,101
                                 2011           474            15.72          7,443

  Oppenheimer VA Core Bond       2015         1,226             6.10          7,477
     Sub-Account                 2014         1,362             6.13          8,346
                                 2013         1,493             5.79          8,646
                                 2012         1,541             5.88          9,058
                                 2011         1,878             5.41         10,150

  Oppenheimer VA Main Street     2015     4,053,883    16.54 - 28.62    109,248,990
     Small Cap Sub-Account       2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407
                                 2012     5,041,901    11.62 - 19.97     96,092,155
                                 2011     4,964,464     9.98 - 17.13     81,494,321

  Oppenheimer VA Main Street     2015        12,936             8.08        104,564
     Sub-Account                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039
                                 2012        14,959             5.59         83,663
                                 2011        22,109             4.85        107,300

  Oppenheimer VA Money           2015           668             5.38          3,592
     Sub-Account                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000
                                 2012        20,150             5.61        112,965
                                 2011        20,177             5.69        114,709



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
     Resources Sub-Account       2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                 2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)

  MSF Western Asset              2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Management Strategic        2014         --               1.10                (0.65)
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Management U.S. Government  2014       1.68        0.95 - 2.35           0.17 - 1.58
     Sub-Account                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28

  MSF WMC Core Equity            2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Opportunities Sub-Account   2014       0.59        0.89 - 2.35           1.34 - 9.65
                                 2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)

  Neuberger Berman Genesis       2015       0.05               0.89                (0.74)
     Sub-Account                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84
                                 2011       0.84               0.89                  3.67

  Oppenheimer VA Core Bond       2015       4.05               1.40                (0.44)
     Sub-Account                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75
                                 2011       5.76               1.40                  6.77

  Oppenheimer VA Main Street     2015       0.64        0.95 - 1.75       (7.72) - (6.98)
     Small Cap Sub-Account       2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55
                                 2011       0.36        0.95 - 1.75       (4.07) - (3.30)

  Oppenheimer VA Main Street     2015       0.92               1.40                  1.89
     Sub-Account                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24
                                 2011       1.27               1.40                (1.40)

  Oppenheimer VA Money           2015         --               1.40                (1.38)
     Sub-Account                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)
                                 2011       0.01               1.40                (1.37)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  PIMCO VIT Commodity          2015        39,333      6.34 - 6.37         250,085
     RealReturn Strategy       2014         1,515      8.69 - 8.70          13,170
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015        44,282      9.16 - 9.21         406,796
     Bonds Sub-Account         2014         1,592             9.55          15,202
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015        29,245      9.61 - 9.66         281,863
     Bond Sub-Account          2014           478             9.96           4,759
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015     1,461,366    38.92 - 47.94      63,990,328
     Sub-Account               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077

  Pioneer VCT Real Estate      2015         8,230    27.82 - 31.25         240,901
     Shares Sub-Account        2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847

  T. Rowe Price Growth Stock   2015        44,692           157.95       7,058,976
     Sub-Account               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937

  T. Rowe Price International  2015        27,270            15.32         417,754
     Stock Sub-Account         2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529

  T. Rowe Price Prime Reserve  2015        28,754            17.29         497,039
     Sub-Account               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756

  TAP 1919 Variable Socially   2015         5,634    35.70 - 39.24         215,832
     Responsive Balanced       2014         6,406    37.02 - 40.53         253,840
     Sub-Account               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329
                               2011        17,377    27.28 - 29.51         501,373

  UIF Global Infrastructure    2015        32,371    10.20 - 11.38         345,685
     Sub-Account               2014           664    12.49 - 12.95           8,465
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015        26,997      9.61 - 9.67         260,319
     Equity Index Sub-Account  2014         1,662    10.08 - 10.09          16,769
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                        INCOME          LOWEST TO           LOWEST TO
                                       RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                     -------------  ----------------  ------------------
  PIMCO VIT Commodity          2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     RealReturn Strategy       2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     Bonds Sub-Account         2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     Bond Sub-Account          2014       0.04               1.35                (0.10)
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015       0.55        0.95 - 1.95       (8.16) - (7.24)
     Sub-Account               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)

  Pioneer VCT Real Estate      2015       2.06        1.20 - 1.95           2.50 - 3.27
     Shares Sub-Account        2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45

  T. Rowe Price Growth Stock   2015         --               0.89                  9.87
     Sub-Account               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)

  T. Rowe Price International  2015       0.80               0.89                (1.65)
     Stock Sub-Account         2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66
                               2011       1.20               0.89               (13.11)

  T. Rowe Price Prime Reserve  2015       0.01               0.89                (0.88)
     Sub-Account               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)
                               2011       0.01               0.89                (0.87)

  TAP 1919 Variable Socially   2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Responsive Balanced       2014       0.87        1.50 - 1.90           7.25 - 7.68
     Sub-Account               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06
                               2011       1.20        1.50 - 1.90       (1.89) - (1.51)

  UIF Global Infrastructure    2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     Sub-Account               2014         --        1.10 - 1.35           0.27 - 0.30
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     Equity Index Sub-Account  2014         --        1.10 - 1.35           0.67 - 0.70
     (Commenced 11/19/2014)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2015.

3. Statements of Operations for the year ended December 31, 2015.

4. Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2015 and 2014.

3. Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (22)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (7)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)



   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (23)



   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (20)


4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)


   (ii)        Death Benefit Rider - (Principal Protection) (Form 7015
               (11/00)) (1)

   (iii)       Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)


   (iiv) Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)


   (v) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)


   (vi)        Terminal Illness Rider (Form 7022 (11/00)) (1)


   (vii)       Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)


   (viii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) (2)


   (ix)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (x)         Roth Individual Retirement Annuity Endorsement 8024.1 (9/02)
               (3)


   (xi)        401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)


   (xii)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)


   (xiii)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (xiv)       Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (5)


   (xv) Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05) (6)


   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (6)


   (xvii) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (8)


   (xviii)     Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06) (8)


   (xvix)      Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)


   (xx)        Fixed Account Rider 8012 (11/00) (9)


   (xxi)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (10)


   (xxii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (22)


   (xxiii)     Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)


5.             Form of Variable Annuity Application 8401 (6/11) APPPE4 Nov 2014
               (22)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (22)


   (ii)        Copy of the Bylaws of the Company (22)


7.             Not Applicable.


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (11)


   (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (12)


   (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (12)


   (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (22)


   (ii)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective
               08-31-07) (13)

   (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (12)


   (iii) (a)   Fund Participation Agreement Among The Travelers Insurance
               Company, The Travelers Life and Annuity Company, American
               Variable Insurance Series, American Funds Distributors, Inc. and
               Capital Research and Management Company (effective 10-01-99)
               (14)


   (iii) (b)   Amendment to the Participation Agreement between American Funds
               Insurance Series, Capital Research and Management Company and
               MetLife Insurance Company of Connecticut, et al. (effective
               04-30-10) (15)


   (iii) (c)   Amendment to the Participation Agreement with American Funds
               Insurance Series (effective November 17, 2014 (22)



   (iii) (d)   Eighth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American
               Funds Distributors, Inc. and Capital Research and Management
               Company dated May 15, 2015. (23)


   (iii) (e)   Ninth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American
               Funds Distributors, Inc. and Capital Research and Management
               Company dated November 19, 2014. (23)



   (iv) (a) Participation agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (14)


   (iv) (b) Amendment to Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10) (16)


   (iv) (c) Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (16)


   (iv) (d) Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014) (22)


   (v) (a) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04) (14)


   (v) (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


   (v) (c) Amendment to Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014) (22)


   (vi) (a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05) (14)


   (vi) (b) Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (17)


   (vi) (c) Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11) (12)


   (vi) (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13) (18)


   (vi) (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (22)

   (vi) (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
               2014). (23)



   (vii) (a)   Participation Agreement among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg
               Mason Investors Services, LLC, Legg Mason Partners Fund Advisor,
               LLC and MetLife Insurance Company of Connecticut (effective
               01-01-09) (14)


   (vii) (b)   Amendment to Participation Agreement among Legg Mason Partners
               Variable Equity Trust, Legg Mason Partners Variable Income
               Trust, Legg Mason Investors Services, LLC, Legg Mason Partners
               Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


   (vii) (c)   Amendment to Participation Agreement with Legg Mason Partners
               Variable Equity Trust and Legg Mason Partners Variable Income
               Trust (effective November 17, 2014) (22)


   (viii) (a)  Participation Agreement among Oppenheimer Variable Account
               Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 01-01-02 and Amendment Nos. 1-4 (effective 05-01-03, 05-03-04, 05-02-05,
               04-28-08) (14)


   (viii) (b)  Amendment to the Participation Agreement among Oppenheimer
               Variable Account Funds, OppenheimerFunds, Inc., MetLife Insurance Company of Connecticut, et al. (effective 05-01-10)
               (19)


   (viii) (c)  Amendment to Participation Agreement with Oppenheimer Variable
               Account Funds (effective November 17, 2014) (22)


   (ix) (a) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08) (14)


   (ix) (b) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11) (21)


   (ix) (c) Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014) (22)


9.             Opinion of Counsel (22)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.


13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Peter M. Carlson and Anant Bhalla (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-137968 and 811-03365) filed electronically on December 22, 2006.

(5) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.

(6) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

(7) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(11) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(12) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(13) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(14) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 9, 2009.


(15) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

(16) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.

(17) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.

(18) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4
      (File Nos. 333-101778 and 811-21262) filed electronically on April 3,
      2013.

(19) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 5, 2012.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4
      (File Nos. 333-101778 and 811-21262) filed electronically on April 4,
      2012.

(22) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.


(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4
      (File Nos. 333-101778 and 811-21262) filed electronically on April 6,
      2016.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Myles Lambert                       Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Anant Bhalla                        Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Jean P. Vernor                      Senior Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210




Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer         Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Kevin G. Finneran                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172



James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stroz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036




Joseph Vaccaro         Senior Vice President and Tax Director
277 Park Avenue
46th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807





William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807

Ellen N. Derrig          Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105





James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Richard A. Stevens                     Vice President
18210 Crane Nest Dr Tampa,FL 33647





Frans W. teGroen                             Vice President and Corporate Illustration Actuary
1300 Hall Boulevard Bloomfield, CT 06002





Patricia M. Wersching                           Vice President
13045 Tesson Ferry Road St. Louis, MO 63128





Beverly C. Campbell                 Vice President
11215 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2016, there were 392,989 owners of qualified contracts and 174,664 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II

MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds          Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


(e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(f)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(g)        MetLife, One Financial Center, Boston, MA 02111


(h)        MetLife, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2016.


   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President



   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E.Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2016.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt

/s/ Myles Lambert*                 Director
-------------------------------
Myles Lambert

/s/ Kieran Mullins*                Director
-------------------------------
Kieran Mullins

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial Officer

-------------------------------
Anant Bhalla



   *By:   /s/ John M. Richards
          -----------------------------------
          John M. Richards, Attorney-In-Fact
          April 13, 2016

* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13         Powers of Attorney